UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06318
CONSULTING GROUP CAPITAL MARKETS FUNDS
(Exact name of registrant as specified in charter)
222 Delaware Avenue
Wilmington, Delaware 19801
(Address of principal executive offices)(Zip code)
CT Corp
155 Federal Street Suite 700
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: (888-374-9999)
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

Consulting Group
Capital Markets Funds
                          TRAK®

Semi-Annual Report
>> February 28, 2010

•	Large Capitalization Growth Investments

•	Large Capitalization Value Equity Investments

•	Small Capitalization Growth Investments

•	Small Capitalization Value Equity Investments

•	International Equity Investments

•	Emerging Markets Equity Investments

•	Core Fixed Income Investments

•	High Yield Investments

•	International Fixed Income Investments

•	Municipal Bond Investments

•	Money Market Investments

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Consulting Group
Capital Markets Funds

Dear Shareholder,

Amidst a backdrop of unprecedented fiscal stimulus and monetary accommodations and an improvement in corporate earnings, global capital markets continued to display signs of recovery. Overall equity and fixed income markets generally finished the six-month semi-annual reporting period ended February 28, 2010, on a favorable note. In this period, the Consulting Group Capital Markets Funds (“CGCM Funds”) participated in and benefited from the market advances. These absolute results are in stark contrast to nearly a year ago at this time, which presented one of the most difficult and challenging environments experienced by investors in the markets.

The broad U.S. equity market, as measured by the Russell 3000® Indexi, rose 10.0% in the fiscal period beginning month-end August 2009 through the end of February 2010. Each of the ten economic sectors within the Russell 3000® Index advanced during the six-month performance period. The Consumer Discretionary sector, with a return of 17.7%, was the top performer, followed by the Industrials 15.7% and Health Care 11.1% sectors. Despite increases in the period, the returns for the Telecommunication Services 2.9%, Utilities 2.6%, and Financials 2.3% sectors trailed the results of all other economic sectors. From a market capitalization perspective, mid-cap stocks generally outperformed small and large-cap stocks during the period.

Meanwhile, international stocks by and large finished behind U.S. domestic stocks in the fiscal reporting period. Although stock markets gained ground around the world, overall results depended on various regions and individual markets. In addition, returns were also impacted by the fluctuating performance of the U.S. dollar. Foreign equity markets outside of the U.S. as represented by the MSCI EAFE® —Capitalization Weighted (Europe, Australasia, Far East) Indexii (net) climbed 0.7% in the six-month period ended February 28, 2010. Although international developed markets exhibited a recovery in calendar year 2009, emerging markets displayed even stronger signs of recovery. The MSCI Emerging Markets Indexiii (net) moved higher in the semi-annual period rising 12.2%.

U.S. fixed income investors with an appetite for risk over safe-haven U.S. Treasuries and cash were rewarded in the six-month period ended February 28, 2010. The Barclays Capital U.S. Aggregate BondTMIndexiv, a broad measure of the U.S. bond market, was up 3.2% in the period. Corporate bonds and high yield bonds (which are below investment grade) advanced even further in the fiscal reporting period. The lower quality Barclays Capital High Yield Indexv posted an increase of 13.9%. Tax-free municipal bonds also registered gains for the period as the broad-based Barclays Capital Municipal Bond Indexvi rose 4.1%. For investors with bond holdings outside the U.S., advances occurred at a much more subdued pace. The Citigroup Non-U.S. World Government Bond Indexvii (Hedged) generated a return of 1.5% while the unhedged version of this index, which reflects the impact of a changing value of the U.S. dollar, rose 0.4%.

CONSULTING GROUP CAPITAL MARKETS FUNDS

Large Capitalization Growth Investments (“Large Cap Growth Fund”) generated a total return of 11.6% in the fiscal period, marginally ahead of the Russell 1000® Growth Indexviii return of 11.3% and above the average mutual fund return included in Lipper’s Large-Cap Growth Investment categoryix which was 9.9%. Overall security selections in the Energy and Consumer Discretionary (internet, retail and media) sectors aided returns in the six-month performance period. The Large Cap Growth Fund’s sub-advisers are Westfield Capital Management Company, L.P., Delaware Management Company, Wells Capital Management Inc. and Frontier Capital Management Company, LLC.

I

Large Capitalization Value Equity Investments (“Large Cap Value Fund”) outperformed on a relative basis in the fiscal period with a total return of 9.5% which was above both the Russell 1000® Value Indexx return of 8.5% and the average mutual fund return included in Lipper’s Large-Cap Value Investment categoryxi which was 7.9%. An underweight allocation to the Financials sector combined, with favorable stock picks in the Financials (capital markets) and Telecommunication Services sectors, benefited performance over the semi-annual performance period. During the semi-annual reporting period in February 2010, the Funds’ Board of Trustees approved the establishment of new target sub-adviser investment allocations and the addition of a new traditional value equity sub-adviser, HGK Asset Management, Inc. (“HGK”). In addition to HGK, the Large Cap Value Fund’s sub-advisers are NFJ Investment Group LLC, Cambiar Investors LLC, Cullen Capital Management, LLC and Artisan Partners Limited Partnership.

Small Capitalization Growth Investments (“Small Cap Growth Fund”) gained ground on an absolute basis again in the most recent fiscal period posting a 14.7% total return. The Small Cap Growth Fund’s performance beat the return of the Russell 2000® Growth Indexxii which was 10.6% and the average mutual fund return included in Lipper’s Small-Cap Growth Investment categoryxiii which was 11.5%. An overweight exposure to the Energy sector combined with stock selections in the Health Care (biotechnology, providers and services), Industrials (machinery), and Information Technology (internet software and services) sectors had a favorable effect on relative performance. The Small Cap Growth Fund’s sub-advisers are Westfield Capital Management Company, L.P. and Wall Street Associates.

Small Capitalization Value Equity Investments (“Small Cap Value Fund”) advanced 11.8% in the six-month performance period. Relative performance exceeded the return of the Russell 2000® Value Indexxiv which was 10.5% and was in line with the average mutual fund return included in Lipper’s Small-Cap Value Investment categoryxv which was 11.8%. On the aggregate, contributions from stock picks within the Materials (chemicals, metals and mining), Information Technology (electronic equipment and software), Consumer Staples (food products), and Industrials (machinery) sectors positively impacted relative returns in the fiscal period. The Small Cap Value Fund’s sub-advisers are NFJ Investment Group LLC, Delaware Management Company and Rutabaga Capital Management LLC.

International Equity Investments (“International Equity Fund”) rose 3.6%, outperforming the 0.7% return of the MSCI EAFE® — Capitalization Weighted Index (net) as well as the 1.7% return of the average mutual fund included in Lipper’s International Large-Cap Core Investment categoryxvi. An underweight allocation to the Financials sector, combined with stock selections in the Financials (commercial banks), Energy (oil, gas and consumable fuels), and Consumer Discretionary (automobiles) sectors, boosted returns over the six-month performance period. Investment allocations to Canada and China as well as exposure to selective emerging markets (Brazil) also helped relative returns. The International Equity Fund’s sub-advisers are Philadelphia International Advisors L.P., Schroder Investment Management North America Inc., Thornburg Investment Management Inc. and Marsico Capital Management, LLC.

Emerging Markets Equity Investments (“Emerging Markets Fund”) posted a return of 10.3% in the fiscal period, compared to the 12.2% increase of the MSCI Emerging Markets Index (net) and the 11.9% gain of the average mutual fund included in Lipper’s Emerging Markets Investment categoryxvii. Security selections in Energy, Minerals, Consumer Services, and Industrial Services held back returns in the six-month performance period. Selective investments in Russia also contributed to the performance shortfall. The Emerging Markets Fund’s sub-advisers are SSgA Funds Management, Inc., Newgate Capital Management LLC and Lazard Asset Management LLC.

Core Fixed Income Investments (“Core Fixed Fund”) posted a 5.7% return over the semi-annual fiscal reporting period, beating the 3.2% advance of the Barclays Capital U.S. Aggregate BondTM Index and the 5.0% gain of the average mutual fund included in Lipper’s Intermediate Investment Grade Indexxviii. Sector selection, particularly in investment grade and high yield, benefited relative returns. The Core Fixed Fund’s sub-advisers are Pacific Investment Management Company LLC, BlackRock Financial Management, Inc, Metropolitan West Asset Management, LLC and Western Asset Management Company.

II

High Yield Investments (“High Yield Fund”) generated a 13.2% total return in the fiscal period, ahead of the 12.3% increase for the average mutual fund included in Lipper’s High Yield Bond Fund Indexxix, but marginally below the 13.9% return of the Barclays Capital High Yield Index. Relative returns have been impacted by contributions from sector selections, which generally hurt performance in the final quarter of 2009, but helped in the first two months of 2010. The High Yield Fund’s sub-advisers are Western Asset Management Company and PENN Capital Management Co., Inc.

International Fixed Income Investments (“International Fixed Income Fund”) rose 5.2% over the six-month fiscal period, compared to the Citigroup Non-U.S. World Government Index (Hedged) return of 1.5% and the 2.7% gain for the average mutual fund included in Lipper’s International Income Fund Indexxx. Relative performance has been impacted by contributions from sector selections, the performance of the U.S. dollar, and the portfolio’s mandate to hedge (minimum 80%) foreign currency exposure. Notably, the mutual funds included in Lipper’s investment category include funds that may or may not hedge their foreign currency exposure. The International Fixed Income Fund’s sub-adviser is Pacific Investment Management Company LLC.

Municipal Bond Investments (“Municipal Fund”) advanced 3.5% on an absolute basis in the fiscal period, compared to the 4.1% return of the Barclays Capital Municipal Bond Index and the 4.8% gain of the average mutual fund included in Lipper’s General Municipal Debt Fund Indexxxi. During the semi-annual period, the municipal market continued to move higher led by lower quality bonds. The performance of McDonnell Investment Management LLC, the Municipal Fund’s sole sub-adviser, lagged slightly due to a higher overall credit quality and yield curve positioning that favored intermediate bonds over longer maturities.

We have been encouraged by the continued recovery of the global markets and the overall results of the CGCM Funds, and believe the years ahead may provide opportunities for long-term oriented investors. While most economic signals show that the worst of the recession may finally be behind us, investors concerned about the future should continue to seek direction. In such times we believe it is especially important to adhere to a disciplined asset allocation strategy. In this regard, the strategic and tactical investment ideas put forth by Morgan Stanley Smith Barney strategists may be of assistance in positioning portfolios and also, presenting timely opportunities. The Morgan Stanley Smith Barney Global Investment Committee offers tactical and strategic allocations that span a variety of asset classes for differing investment objectives. As always, we urge you to discuss your own particular individual investment needs with your financial advisor.

We thank you for your continued confidence in Morgan Stanley Smith Barney and support as shareholders of the CGCM Funds.

Sincerely,

James J. Tracy
Chief Executive Officer

April 8, 2010

III

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month-end, please visit our website at https://www.smithbarney.com/products-services/managed-money/trak/trak-cgcm.html.

The Funds are only available to investors participating in an advisory program. These programs charge an annual fee, which in the case of TRAK® may be up to 2.00%. The performance data shown does not reflect this fee, which would reduce returns.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

RISKS: Certain of the Funds may invest in derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging or developing markets. Investments in small or medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Certain of the Funds may invest in high yield bonds, which involve greater credit and liquidity risks than investment grade bonds.

[i]	The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.
ii	The MSCI EAFE® — Capitalization Weighted Index is a composite portfolio or equity total returns for the countries of Australia, New Zealand and countries in Europe and the Far East, weighted based on each country’s market capitalization. MSCI EAFE® — Capitalization Weighted Index is a registered trademark of MSCI Inc.
iii	The MSCI Emerging Markets Index is an index comprised of thirteen emerging markets open to direct foreign participation.
iv	The Barclays Capital U.S. Aggregate BondTM Index is composed of the Barclays Capital Intermediate Government/Credit Bond Index and the Barclays Capital Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities. Barclays Capital U.S. Aggregate Index is a trademark of Barclays Capital.
[v]	The Barclays Capital High Yield Index is composed of fixed rate, publicly issued, non-investment grade debt registered with the SEC. All bonds must be dollar-denominated, non-convertible and have at least one year remaining to maturity as well as an outstanding par value of $100 million.
vi	The Barclays Capital Municipal Bond Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last five years, having a minimum credit rating of at least Baa and maturity of at least two years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons.
vii	The Citigroup Non-U.S. World Government Bond Index-Hedged is a market capitalization weighted index that is designed to represent the hedged performance of the government bond markets in thirteen developed countries, excluding the U.S.
viii	The Russell 1000® Growth Index is a capitalization weighted total return index which is comprised of 1,000 of the largest capitalized U.S.-domiciled companies with greater-than-average growth orientation whose common stock is traded in the U.S. on the New York Stock Exchange, American Stock Exchange and NASDAQ.
ix	The Lipper Large-Cap Growth Investment category — Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.
[x]	The Russell 1000® Value Index is a capitalization weighted total return index which is comprised of 1,000 of the largest capitalized U.S.-domiciled companies with greater than average value orientation whose common stock is traded in the U.S. on the New York Stock Exchange, American Stock Exchange and NASDAQ. Russell 1000® Index is a registered trademark of the Frank Russell Company.
xi	The Lipper Large-Cap Value Investment category — Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap value funds typically have a below average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.
xii	The Russell 2000® Growth Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S.-domiciled companies with greater-than-average growth orientation whose common stock is traded in the U.S. on the New York Stock Exchange, American Stock Exchange and NASDAQ. Russell 2000® Index is a registered trademark of the Frank Russell Company.
xiii	The Lipper Small-Cap Growth Investment category — Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three year sales-per-share growth value, compared to the S&P Small-Cap 600 Index.
xiv	The Russell 2000® Value Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S.-domiciled companies with less-than-average growth orientation whose common stock is traded in the U.S. on the New York Stock Exchange, American Stock Exchange and NASDAQ.
xv	The Lipper Small-Cap Value Investment category — Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P Small-Cap 600 Index.
xvi	The Lipper International Large-Cap Core Investment category — Funds that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their large-cap-specific subset of the S&P/Citigroup World ex-U.S. BMI.
xvii	The Lipper Emerging Markets Investment category — Funds that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures.
xviii	The Lipper Intermediate Investment Grade Index – Funds that invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years.
xix	The Lipper High Yield Bond Fund Index – Funds that aim to provide a high level of current yield from fixed income securities, with a substantial portion in medium- or lower-grade debt issues. The funds may invest in high-yielding government bonds (typically, of developing markets or higher-yielding OECD countries), corporate and municipal bonds, eurobonds, convertible bonds, and preferred shares.
xx	The Lipper International Income Fund Index – Funds that state in their prospectus that they invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness.
xxi	The Lipper General Municipal Debt Fund Index – Funds that invest primarily in municipal debt issues in the top four credit ratings.

IV

Performance of the Consulting Group Capital Markets Funds
For the Six Months Ended February 28, 2010†* (unaudited)

Large Capitalization Growth Investments	11.62%
Russell 1000® Growth Index (1)	11.32

Large Capitalization Value Equity Investments	9.45
Russell 1000® Value Index (2)	8.52

Small Capitalization Growth Investments	14.70
Russell 2000® Growth Index (3)	10.64

Small Capitalization Value Equity Investments	11.81
Russell 2000® Value Index (4)	10.53

International Equity Investments	3.57
MSCI EAFE® — Capitalization Weighted Index (5)	0.72

Emerging Markets Equity Investments	10.30
MSCI Emerging Markets Index (6)	12.19

Core Fixed Income Investments	5.65
Barclays Capital U.S. Aggregate Bondtm Index (7)	3.19

High Yield Investments	13.18
Barclays Capital High Yield Index (8)	13.86

International Fixed Income Investments	5.18
Citigroup Non-U.S. World Government Bond Index — Hedged (9)	1.45

Municipal Bond Investments	3.50
Barclays Capital Municipal Bond Index (10)	4.13

Money Market Investments**	0.02
90-day Treasury Bill	0.04

See pages VI through VII for all footnotes.

V

FOOTNOTES

†	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, where redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. To obtain performance data current to the most recent month-end, please visit our website at https://www.smithbarney.com/products-services/managed-money/trak/trak-cgcm .html.
*	The Funds are available only to investors participating in an advisory program. These programs charge an annual fee, which in the case of TRAK® may be up to 2.00%. The performance data shown does not reflect this fee, which would reduce returns.
**	The Consulting Group, a division of Consulting Group Advisory Services LLC voluntarily waived and/or reimbursed certain fees or expense to maintain a positive net yield.
1.	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
2.	The Russell 1000® Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
3.	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
4.	The Russell 2000® Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
5.	The MSCI EAFE®-Capitalization Weighted Index is a composite portfolio of equity total returns for the countries of Australia, New Zealand and countries in Europe and the Far East, weighted based on each country’s market capitalization. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
6.	The MSCI Emerging Markets Index is an index comprised of twenty-five emerging markets open to direct foreign participation. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
7.	The Barclays Capital U.S. Aggregate Bondtm Index is composed of the Barclays Capital Intermediate Government/Credit Bond Index and the Barclays Capital Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
8.	The Barclays Capital High Yield Index is composed of fixed rate, publicly issued, non-investment grade debt registered with the SEC. All bonds must be dollar-denominated, non-convertible, and have at least one year remaining to maturity as well as an outstanding par value of $100 million. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

VI

9.	The Citigroup Non-U.S. World Government Bond Index Hedged and Unhedged are indexes subset of the Citigroup World Bond Index that excludes corporate bonds denominated in US dollars. It contains foreign government and supranational bonds denominated in Australian, Austrian, Belgian, British, Canadian, Danish, Dutch, French, German, Italian, Japanese, Spanish and Swedish currencies. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
10.	The Barclays Capital Municipal Bond Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last five years, having a minimum credit rating of at least Baa and maturity of at least two years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

VII

Fund Expenses
(unaudited)

Example

As a shareholder of a Fund, you may incur two types of costs: (1) advisory program annual fees, which in the case of TRAK® may be up to 2.00%; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2009, and held for the six months ended February 28, 2010.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account during this period, divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Total Return		Beginning	Ending	Annualized	Expense
	Without		Account	Account	Expense	Paid During
Fund	TRAK Fee(2)		Value	Value	Ratios(3)	the Period(4)

Large Capitalization Growth Investments	11.62%		$1,000.00	$1,116.20	0.71%	$3.73
Large Capitalization Value Equity Investments	9.45%		1,000.00	1,094.50	0.70%	3.64
Small Capitalization Growth Investments	14.70%		1,000.00	1,147.00	0.98%	5.22
Small Capitalization Value Equity Investments	11.81%		1,000.00	1,118.10	0.98%	5.15
International Equity Investments	3.57%		1,000.00	1,035.70	0.87%	4.39
Emerging Markets Equity Investments	10.30%		1,000.00	1,103.00	0.94%	4.90
Core Fixed Income Investments	5.65%		1,000.00	1,056.50	0.53%	2.70
High Yield Investments	13.18%		1,000.00	1,131.80	0.79%	4.18
International Fixed Income Investments	5.18%		1,000.00	1,051.80	0.84%	4.27
Municipal Bond Investments	3.50%		1,000.00	1,035.00	0.61%	3.08
Money Market Investments	0.02	%(5)	1,000.00	1,000.20	0.28%	1.39

(1)	For the six months ended February 28, 2010.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable advisory program charge, which in the case of TRAK® may be up to 2.00%. Total return is not annualized as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Annualized Expense Ratios are based on the most recent 6 month expense ratios, which may differ from expense ratios in the Financial Highlights.
(4)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
(5)	The Consulting Group, a division of Consulting Group Advisory Services LLC, voluntarily waived and/or reimbursed certain fees or expense to maintain a positive net yield.

Fund Expenses
(unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5.00% hypothetical example relating to a Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any advisory program annual fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these advisory program annual fees were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expense
	Annualized	Account	Account	Expense	Paid During
Fund	Total Return	Value	Value	Ratios(2)	the Period(3)

Large Capitalization Growth Investments	5.00%	$1,000.00	$1,021.27	0.71%	$3.56
Large Capitalization Value Equity Investments	5.00%	1,000.00	1,021.32	0.70%	3.51
Small Capitalization Growth Investments	5.00%	1,000.00	1,019.93	0.98%	4.91
Small Capitalization Value Equity Investments	5.00%	1,000.00	1,019.93	0.98%	4.91
International Equity Investments	5.00%	1,000.00	1,020.48	0.87%	4.36
Emerging Markets Equity Investments	5.00%	1,000.00	1,020.13	0.94%	4.71
Core Fixed Income Investments	5.00%	1,000.00	1,022.17	0.53%	2.66
High Yield Investments	5.00%	1,000.00	1,020.88	0.79%	3.96
International Fixed Income Investments	5.00%	1,000.00	1,020.63	0.84%	4.21
Municipal Bond Investments	5.00%	1,000.00	1,021.77	0.61%	3.06
Money Market Investments	5.00%	1,000.00	1,023.41	0.28%	1.40

(1)	For the six months ended February 28, 2010.
(2)	Annualized Expense Ratios are based on the most recent 6 month expense ratios, which may differ from the expense ratios in the Financial Highlights.
(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Schedules of Investments
February 28, 2010 (unaudited)

Large Capitalization Growth Investments

Shares	Security	Value

COMMON STOCKS — 98.7%
CONSUMER DISCRETIONARY — 12.5%
Auto Components — 0.2%
90,100	WABCO Holdings Inc.*	$2,409,274

Automobiles — 0.5%
641,600	Ford Motor Co. (a)*	7,532,384

Distributors — 0.2%
111,700	LKQ Corp.*	2,139,055

Diversified Consumer Services — 0.0%
17,500	Education Management Corp. (a)*	348,425

Hotels, Restaurants & Leisure — 0.2%
71,100	Starbucks Corp.*	1,628,901
34,500	WMS Industries Inc.*	1,308,585

	Total Hotels, Restaurants & Leisure	2,937,486

Household Durables — 0.1%
29,200	Harman International Industries Inc.*	1,259,688

Internet & Catalog Retail — 2.8%
151,070	Amazon.com Inc.*	17,886,688
96,200	priceline.com Inc.*	21,814,312

	Total Internet & Catalog Retail	39,701,000

Media — 2.6%
327,941	DIRECTV, Class A Shares*	11,100,803
35,100	Omnicom Group Inc.	1,285,362
294,850	Viacom Inc., Class B Shares*	8,742,303
495,550	Walt Disney Co.	15,480,981

	Total Media	36,609,449

Multiline Retail — 2.0%
21,700	Dollar Tree Inc. (a)*	1,209,558
248,050	Kohl’s Corp.*	13,350,051
254,700	Target Corp.	13,122,144

	Total Multiline Retail	27,681,753

Specialty Retail — 3.0%
82,000	American Eagle Outfitters Inc.	1,383,340
66,800	Bed Bath & Beyond Inc.*	2,779,548
149,600	Chico’s FAS Inc.	2,027,080
450,000	Lowe’s Cos. Inc.	10,669,500
22,800	O’Reilly Automotive Inc. (a)*	896,040
525,000	Staples Inc.	13,524,000
228,100	TJX Cos Inc.	9,495,803

	Total Specialty Retail	40,775,311

Textiles, Apparel & Luxury Goods — 0.9%
190,000	NIKE Inc., Class B Shares	12,844,000

	TOTAL CONSUMER DISCRETIONARY	174,237,825

CONSUMER STAPLES — 6.6%
Beverages — 1.0%
215,456	PepsiCo Inc.	13,459,536

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value

CONSUMER STAPLES — 6.6% — (continued)

Food & Staples Retailing — 3.0%
392,700	CVS/Caremark Corp.	$13,253,625
350,000	Walgreen Co.	12,334,000
302,500	Wal-Mart Stores Inc.	16,356,175

	Total Food & Staples Retailing	41,943,800

Household Products — 2.6%
39,100	Alberto-Culver Co., Class B Shares	1,083,852
337,000	Avon Products Inc.	10,258,280
394,400	Procter & Gamble Co.	24,957,632

	Total Household Products	36,299,764

	TOTAL CONSUMER STAPLES	91,703,100

ENERGY — 6.3%
Energy Equipment & Services — 3.1%
21,800	Cameron International Corp.*	896,634
328,950	Halliburton Co.	9,917,843
332,300	National-Oilwell Varco Inc.	14,445,080
19,200	Noble Corp.*	811,392
69,564	Transocean Ltd.*	5,552,598
671,350	Weatherford International Ltd.*	11,204,832

	Total Energy Equipment & Services	42,828,379

Oil, Gas & Consumable Fuels — 3.2%
19,100	Cabot Oil & Gas Corp. (a)	766,674
33,000	Concho Resources Inc.*	1,532,850
47,500	Continental Resources Inc. (a)*	1,875,300
150,000	EOG Resources Inc. (a)	14,107,499
15,400	InterOil Corp. (a)*	967,274
21,000	Massey Energy Co.	904,470
37,083	Newfield Exploration Co.*	1,893,829
121,100	Noble Energy Inc.	8,796,704
72,850	Occidental Petroleum	5,817,073
278,250	Suncor Energy Inc.*	8,044,208

	Total Oil, Gas & Consumable Fuels	44,705,881

	TOTAL ENERGY	87,534,260

FINANCIALS — 6.1%
Capital Markets — 1.6%
430,000	Bank of New York Mellon Corp. (The)	12,263,600
36,000	Franklin Resources Inc.	3,661,920
246,400	Invesco Ltd.	4,829,440
76,100	Raymond James Financial Inc. (a)	1,967,946

	Total Capital Markets	22,722,906

Consumer Finance — 0.6%
217,000	American Express Co.	8,287,230

Diversified Financial Services — 3.8%
537,000	Bank of America Corp.	8,946,420
45,000	CME Group Inc., Class A Shares	13,576,050
125,000	IntercontinentalExchange Inc.*	13,411,250
341,750	JPMorgan Chase & Co.	14,343,248
61,700	Waddell & Reed Financial Inc., Class A Shares	2,028,696

	Total Diversified Financial Services	52,305,664

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value

FINANCIALS — 6.1% — (continued)

Insurance — 0.1%
71,100	Principal Financial Group Inc.	$1,650,231

	TOTAL FINANCIALS	84,966,031

HEALTH CARE — 15.9%
Biotechnology — 2.9%
292,818	Celgene Corp.*	17,428,527
12,300	Genzyme Corp. (a)*	703,560
418,005	Gilead Sciences Inc.*	19,901,218
51,000	United Therapeutics Corp.*	2,927,910

	Total Biotechnology	40,961,215

Health Care Equipment & Supplies — 1.8%
30,100	Beckman Coulter Inc.	1,973,356
454,400	Covidien PLC	22,320,128
15,300	Edwards Lifesciences Corp.*	1,404,999

	Total Health Care Equipment & Supplies	25,698,483

Health Care Providers & Services — 3.5%
39,600	Catalyst Health Solutions Inc. (a)*	1,492,524
143,600	Express Scripts Inc.*	13,787,036
265,100	Medco Health Solutions Inc.*	16,764,924
470,700	UnitedHealth Group Inc.	15,937,902
41,900	VCA Antech Inc.*	998,058

	Total Health Care Providers & Services	48,980,444

Health Care Technology — 0.1%
87,500	Eclipsys Corp. (a)*	1,628,375

Life Sciences Tools & Services — 1.8%
170,000	Illumina Inc. (a)*	6,174,400
142,300	QIAGEN NV (a)*	3,103,563
321,200	Thermo Fisher Scientific Inc.*	15,664,924

	Total Life Sciences Tools & Services	24,942,887

Pharmaceuticals — 5.8%
372,100	Allergan Inc.	21,741,804
1,012,192	Elan Corp. PLC, ADR*	6,943,637
190,000	Novo Nordisk, ADR (a)	13,512,800
27,200	Perrigo Co.	1,348,304
358,138	Teva Pharmaceutical Industries Ltd., ADR	21,491,861
524,144	Warner Chilcott PLC, Class A Shares*	14,267,200

	Total Pharmaceuticals	79,305,606

	TOTAL HEALTH CARE	221,517,010

INDUSTRIALS — 9.0%
Aerospace & Defense — 2.7%
86,900	BE Aerospace Inc.*	2,250,710
239,050	Goodrich Corp.	15,688,851
278,600	Honeywell International Inc.	11,188,576
146,400	United Technologies Corp.	10,050,360

	Total Aerospace & Defense	39,178,497

Air Freight & Logistics — 1.0%
290,000	Expeditors International of Washington Inc.	10,576,300
63,300	HUB Group Inc., Class A Shares (a)*	1,707,201
25,000	United Parcel Service Inc., Class B Shares (a)	1,468,500

	Total Air Freight & Logistics	13,752,001

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value

INDUSTRIALS — 9.0% — (continued)

Airlines — 0.5%
488,800	Delta Air Lines Inc. (a)*	$6,315,296

Building Products — 0.0%
28,700	Owens Corning*	675,311

Commercial Services & Supplies — 0.1%
29,800	Republic Services Inc., Class A Shares	838,572

Construction & Engineering — 0.3%
72,200	Aecom Technology Corp.*	1,956,620
97,200	Chicago Bridge & Iron Co. NV*	2,108,268

	Total Construction & Engineering	4,064,888

Electrical Equipment — 1.4%
48,100	A.O. Smith Corp.	2,178,930
43,400	AMETEK Inc.	1,694,336
321,700	Emerson Electric Co.	15,229,278

	Total Electrical Equipment	19,102,544

Industrial Conglomerates — 0.6%
55,700	McDermott International Inc.*	1,272,745
197,200	Tyco International Ltd.	7,111,032

	Total Industrial Conglomerates	8,383,777

Machinery — 2.1%
27,800	CLARCOR Inc.	910,450
130,778	Danaher Corp.	9,673,649
186,700	Illinois Tool Works Inc.	8,498,584
140,497	Ingersoll-Rand PLC	4,483,259
17,100	Navistar International Corp.*	669,636
121,300	Pall Corp.	4,787,711
22,784	Parker Hannifin Corp.	1,374,103

	Total Machinery	30,397,392

Professional Services — 0.1%
32,400	Robert Half International Inc. (a)	903,960

Road & Rail — 0.1%
22,800	Old Dominion Freight Line Inc.*	700,872

Trading Companies & Distributors — 0.1%
18,700	Watsco Inc.	1,081,608

	TOTAL INDUSTRIALS	125,394,718

INFORMATION TECHNOLOGY — 35.5%
Communications Equipment — 4.3%
26,800	Adtran Inc. (a)	626,584
944,650	Cisco Systems Inc.*	22,983,335
31,100	CommScope Inc.*	792,739
320,900	Juniper Networks Inc. (a)*	8,978,782
716,600	QUALCOMM Inc. (a)	26,292,054

	Total Communications Equipment	59,673,494

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value

INFORMATION TECHNOLOGY — 35.5% — (continued)

Computers & Peripherals — 9.1%
300,884	Apple Inc.*	$61,566,883
922,600	EMC Corp.*	16,136,273
243,950	Hewlett-Packard Corp.	12,390,221
105,330	International Business Machines Corp.	13,393,763
145,400	NetApp Inc.*	4,363,454
182,000	Seagate Technology (a)*	3,623,620
410,000	Teradata Corp.*	12,500,900
50,800	Western Digital Corp.*	1,962,404

	Total Computers & Peripherals	125,937,518

Electronic Equipment & Instruments — 0.9%
47,100	Amphenol Corp., Class A Shares	1,961,715
449,950	Corning Inc.	7,932,619
77,000	Jabil Circuit Inc.	1,168,090
83,800	Tyco Electronics Ltd.	2,147,794

	Total Electronic Equipment & Instruments	13,210,218

Electronic Equipment, Instruments & Components — 0.4%
182,300	Agilent Technologies Inc.*	5,735,158

Internet Software & Services — 5.1%
187,354	eBay Inc.*	4,312,889
36,800	Equinix Inc. (a)*	3,476,496
92,830	Google Inc., Class A Shares*	48,902,844
590,000	Verisign Inc. (a)*	14,702,800

	Total Internet Software & Services	71,395,029

IT Services — 4.7%
278,714	Accenture PLC, Class A Shares	11,140,199
45,400	Amdocs Ltd.*	1,320,232
30,100	Cognizant Technology Solutions Corp., Class A Shares*	1,448,713
67,300	Genpact Ltd.*	1,015,557
97,300	Mastercard Inc., Class A Shares (a)	21,831,201
336,900	Visa Inc., Class A Shares (a)	28,730,832

	Total IT Services	65,486,734

Semiconductors & Semiconductor Equipment — 3.4%
62,000	Analog Devices Inc.	1,812,880
290,810	Broadcom Corp., Class A Shares	9,108,169
909,909	Intel Corp.	18,680,432
417,800	Marvell Technology Group Ltd.*	8,071,896
325,348	Nvidia Corp.*	5,270,638
289,500	Skyworks Solutions Inc. (a)*	4,420,665

	Total Semiconductors & Semiconductor Equipment	47,364,680

Software — 7.6%
325,000	Adobe Systems Inc.*	11,261,250
295,700	Check Point Software Technologies*	9,639,820
13,700	Factset Research Systems Inc. (a)	906,940
497,900	Intuit Inc.*	16,112,044
26,400	McAfee Inc.*	1,047,816
1,071,510	Microsoft Corp.	30,709,476
1,081,500	Oracle Corp.	26,658,975
610,000	Symantec Corp.*	10,095,500

	Total Software	106,431,821

	TOTAL INFORMATION TECHNOLOGY	495,234,652

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value

MATERIALS — 4.9%
Chemicals — 4.2%
170,768	Air Products & Chemicals Inc.	$11,711,269
75,600	Albemarle Corp.	2,834,244
42,000	Celanese Corp., Series A	1,309,980
20,300	Ecolab Inc.	855,442
195,050	Mosaic Co. (The)	11,388,970
115,000	Praxair Inc.	8,641,100
419,200	Syngenta AG, ADR	21,760,672

	Total Chemicals	58,501,677

Containers & Packaging — 0.1%
54,400	Crown Holdings Inc.*	1,486,208

Metals & Mining — 0.6%
23,300	Allegheny Technologies Inc. (a)	1,017,278
185,850	Goldcorp Inc. (a)	7,021,413

	Total Metals & Mining	8,038,691

	TOTAL MATERIALS	68,026,576

TELECOMMUNICATION SERVICES — 1.9%
Wireless Telecommunication Services — 1.9%
209,407	American Tower Corp., Class A Shares (a)	8,933,303
430,000	Crown Castle International Corp.*	16,254,000
48,600	NII Holdings Inc.*	1,818,612

	Total Wireless Telecommunication Services	27,005,915

	TOTAL TELECOMMUNICATION SERVICES	27,005,915

	TOTAL COMMON STOCKS (Cost — $1,144,943,442)	1,375,620,087

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,144,943,442)	1,375,620,087

Face
Amount

SHORT-TERM INVESTMENTS (b) — 11.7%
MONEY MARKET FUNDS — 9.6%
$18,536,904	CGCM Money Market Investments (c)	18,536,904
115,651,300	The AIM STIT — Liquid Asset Portfolio (c)	115,651,300

	TOTAL MONEY MARKET FUNDS (Cost — 134,188,204)	134,188,204

TIME DEPOSITS — 0.9%
11,777,843	Bank of America — Toronto, 0.030% due 03/01/2010	11,777,843
362,322	Wells Fargo — Grand Cayman, 0.030% due 03/01/2010	362,322

	TOTAL TIME DEPOSITS (Cost — $12,140,165)	12,140,165

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Growth Investments

Face
Amount	Security	Value

U.S. GOVERNMENT AGENCY — 1.2%
$16,055,000	Federal Home Loan Bank (FHLB), Discount Notes, 0.060% due 3/1/10 (d) (Cost — $16,054,920)	$16,054,920

	TOTAL SHORT-TERM INVESTMENTS (Cost — $162,383,289)	162,383,289

	TOTAL INVESTMENTS — 110.4% (Cost — $1,307,326,731#)	1,538,003,376

	Liabilities in Excess of Other Assets — (10.4)%	(144,961,960)

	TOTAL NET ASSETS — 100.0%	$1,393,041,416

*	Non-income producing securities.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 2.1%.
(c)	Represents investment of collateral received from securities lending transactions.
(d)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same. Abbreviations used in this schedule: ADR — American Depositary Receipts PLC — Public Limited Company

Summary of Investments by Security Sector ^

Information Technology	32.1%
Health Care	14.4
Consumer Discretionary	11.3
Industrials	8.2
Consumer Staples	6.0
Energy	5.7
Financials	5.5
Materials	4.4
Telecommunication Services	1.8
Short-Term Investments	10.6

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value

COMMON STOCKS — 97.3%
CONSUMER DISCRETIONARY — 6.9%
Auto Components — 0.1%
49,600	BorgWarner Inc. (a)*	$1,858,016

Distributors — 0.7%
220,900	Genuine Parts Co.	8,915,524

Diversified Consumer Services — 0.2%
133,800	H&R Block Inc.	2,312,064

Hotels, Restaurants & Leisure — 0.2%
126,300	Burger King Holdings Inc.	2,259,507

Household Durables — 0.1%
37,400	Mohawk Industries Inc. (a)*	1,929,092

Leisure Equipment & Products — 0.8%
520,000	Mattel Inc.	11,434,800

Media — 2.5%
327,000	DIRECTV, Class A Shares*	11,068,950
255,500	McGraw-Hill Cos., Inc. (The)	8,738,100
71,300	Omnicom Group Inc.	2,611,006
385,001	Time Warner Inc.	11,180,429

	Total Media	33,598,485

Multiline Retail — 0.9%
235,000	Target Corp.	12,107,200

Specialty Retail — 0.7%
3,200	AutoZone Inc.*	530,976
297,600	Home Depot Inc.	9,285,120

	Total Specialty Retail	9,816,096

Textiles, Apparel & Luxury Goods — 0.7%
115,400	V. F. Corp.	8,929,652

	TOTAL CONSUMER DISCRETIONARY	93,160,436

CONSUMER STAPLES — 14.8%
Beverages — 0.6%
123,800	Diageo PLC, ADR	8,081,664

Food & Staples Retailing — 1.6%
473,000	CVS/Caremark Corp.	15,963,750
133,100	Kroger Co.	2,941,510
77,700	Sysco Corp. (a)	2,245,530

	Total Food & Staples Retailing	21,150,790

Food Products — 5.7%
550,000	Archer-Daniels-Midland Co.	16,148,000
76,800	Campbell Soup Co.	2,559,744
256,500	HJ Heinz Co.	11,773,350
631,000	Kraft Foods Inc., Class A Shares	17,939,330
151,000	Ralcorp Holdings Inc.*	10,088,310
616,300	Unilever NV, NY Registered Shares (a)	18,544,467

	Total Food Products	77,053,201

Household Products — 1.2%
273,200	Kimberly-Clark Corp.	16,594,168

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value

CONSUMER STAPLES — 14.8% — (continued)

Tobacco — 5.7%
2,215,800	Altria Group Inc.	$44,581,896
469,000	Philip Morris International Inc.	22,971,620
183,900	Reynolds American Inc.	9,709,920

	Total Tobacco	77,263,436

	TOTAL CONSUMER STAPLES	200,143,259

ENERGY — 16.3%
Energy Equipment & Services — 1.4%
168,900	Diamond Offshore Drilling Inc. (a)	14,748,348
145,600	Nabors Industries Ltd. (a)*	3,209,024
9,600	Pride International Inc.*	268,608

	Total Energy Equipment & Services	18,225,980

Oil, Gas & Consumable Fuels — 14.9%
185,000	Anadarko Petroleum Corp.	12,974,050
564,800	BP PLC, ADR (a)	30,053,008
339,200	Chesapeake Energy Corp.	9,012,544
524,850	Chevron Corp.	37,946,654
75,000	Cimarex Energy Co.	4,482,000
482,600	ConocoPhillips	23,164,800
250,000	Devon Energy Corp.	17,215,000
14,700	EOG Resources Inc. (a)	1,382,535
285,000	Hess Corp.	16,758,000
259,700	Marathon Oil Corp.	7,518,315
143,100	Royal Dutch Shell PLC, Class A Shares, ADR (a)	7,833,294
295,000	Total SA, ADR	16,419,700
350,000	XTO Energy Inc.	15,995,000

	Total Oil, Gas & Consumable Fuels	200,754,900

	TOTAL ENERGY	218,980,880

FINANCIALS — 12.2%
Capital Markets — 2.7%
227,000	AllianceBernstein Holding LP (a)*	6,140,350
322,000	Ameriprise Financial Inc.	12,889,660
375,000	Bank of New York Mellon Corp. (The)	10,695,000
46,200	Goldman Sachs Group Inc. (The)	7,223,370

	Total Capital Markets	36,948,380

Commercial Banks — 0.5%
135,150	HSBC Holdings PLC, ADR (a)	7,422,438

Consumer Finance — 0.0%
2,700	The Student Loan Corp.	97,578

Insurance — 5.9%
234,000	ACE Ltd.	11,697,660
12,976	Alleghany Corp.*	3,597,596
46,100	Allied World Assurance Co. Holdings Ltd.	2,125,210
370,700	Allstate Corp. (The)	11,584,375
39,100	Arch Capital Group Ltd.*	2,892,618
100,400	Brown & Brown Inc.	1,684,712
236,100	Fidelity National Financial Inc., Class A Shares	3,364,425
240,700	MetLife Inc.	8,759,073
125,600	The Progressive Corp.	2,154,040
315,050	The Travelers Cos. Inc.	16,568,480

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value

FINANCIALS — 12.2% — (continued)
Insurance — 5.9% — (continued)

75,000	W.R. Berkley Corp. (a)	$1,930,500
400,000	Willis Group Holdings PLC	11,912,000

	Total Insurance	78,270,689

Real Estate Investment Trusts (REITs) — 1.9%
1,069,600	Annaly Capital Management Inc. (a)	19,659,248
142,500	Health Care REIT Inc.	6,036,300

	Total Real Estate Investment Trusts (REITs)	25,695,548

Thrifts & Mortgage Finance — 1.2%
596,100	Hudson City Bancorp Inc.	8,059,272
563,400	New York Community Bancorp Inc. (a)	8,727,066

	Total Thrifts & Mortgage Finance	16,786,338

	TOTAL FINANCIALS	165,220,971

HEALTH CARE — 12.0%
Health Care Equipment & Supplies — 2.9%
280,000	Baxter International Inc.	15,940,400
220,000	Hospira Inc.*	11,512,600
212,300	Medtronic Inc.	9,213,820
43,000	Stryker Corp.	2,283,300

	Total Health Care Equipment & Supplies	38,950,120

Health Care Providers & Services — 0.9%
327,000	Aetna Inc.	9,806,730
68,900	CIGNA Corp.	2,360,514

	Total Health Care Providers & Services	12,167,244

Pharmaceuticals — 8.2%
300,000	Abbott Laboratories	16,284,000
199,850	AstraZeneca PLC, ADR (a)	8,817,382
359,550	Bristol-Myers Squibb Co.	8,812,571
231,200	Eli Lilly & Co.	7,939,408
416,800	GlaxoSmithKline PLC, ADR	15,479,952
287,500	Johnson & Johnson	18,112,500
1,463,800	Pfizer Inc.	25,689,690
180,000	Teva Pharmaceutical Industries Ltd., ADR	10,801,800

	Total Pharmaceuticals	111,937,303

	TOTAL HEALTH CARE	163,054,667

INDUSTRIALS — 13.4%
Aerospace & Defense — 3.7%
312,950	Boeing Co. (The)	19,765,922
420,000	Honeywell International Inc.	16,867,200
33,100	L-3 Communications Holdings Inc.	3,026,002
145,700	Northrop Grumman Corp. (a)	8,925,582
44,500	Rockwell Collins Inc.	2,504,460

	Total Aerospace & Defense	51,089,166

Commercial Services & Supplies — 1.5%
96,100	Cintas Corp. (a)	2,382,319
413,600	R.R. Donnelley & Sons Co.	8,226,504
287,500	Waste Management Inc. (a)	9,493,250

	Total Commercial Services & Supplies	20,102,073

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value

INDUSTRIALS — 13.4% — (continued)

Construction & Engineering — 1.0%
56,800	Jacobs Engineering Group Inc.*	$2,203,840
540,000	KBR Inc.	11,183,400

	Total Construction & Engineering	13,387,240

Containers & Packaging — 0.9%
465,000	Pactiv Corp.*	11,513,400

Electrical Equipment — 1.3%
62,500	Acuity Brands Inc. (a)	2,436,250
270,000	Cooper Industries PLC	12,247,200
57,800	Hubbell Inc., Class B Shares	2,707,930

	Total Electrical Equipment	17,391,380

Industrial Conglomerates — 1.9%
231,300	3M Co.	18,538,695
464,250	General Electric Co.	7,455,855

	Total Industrial Conglomerates	25,994,550

Machinery — 0.1%
22,900	Dover Corp.	1,036,454

Marine — 0.1%
22,600	Alexander & Baldwin Inc.	727,268

Professional Services — 0.6%
28,800	Dun & Bradstreet Corp.	2,020,608
89,700	Equifax Inc. (a)	2,893,722
29,200	Manpower Inc.	1,504,384
58,600	Robert Half International Inc. (a)	1,634,940

	Total Professional Services	8,053,654

Road & Rail — 2.2%
330,000	Norfolk Southern Corp.	16,971,900
50,100	Ryder System Inc. (a)	1,768,029
190,000	Union Pacific Corp.	12,800,300

	Total Road & Rail	31,540,229

Trading Companies & Distributors — 0.1%
45,500	GATX Corp. (a)	1,212,575

	TOTAL INDUSTRIALS	182,047,989

INFORMATION TECHNOLOGY — 13.3%
Communications Equipment — 1.1%
203,300	Harris Corp.	9,193,226
421,750	Nokia Corp., ADR (a)	5,680,973

	Total Communications Equipment	14,874,199

Computers & Peripherals — 0.7%
73,600	International Business Machines Corp.	9,358,976

Electronic Equipment & Instruments — 2.4%
88,200	Arrow Electronics Inc.*	2,488,122
102,300	Avnet Inc.*	2,824,503
2,360,000	Flextronics International Ltd.*	16,425,600
615,600	Ingram Micro Inc., Class A Shares*	10,896,120

	Total Electronic Equipment & Instruments	32,634,345

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value

INFORMATION TECHNOLOGY — 13.3% — (continued)

IT Services — 2.4%
180,000	DST Systems Inc. (a)*	$6,917,400
70,000	Hewitt Associates Inc., Class A Shares*	2,659,300
120,200	SAIC Inc.*	2,367,940
173,700	Total System Services Inc. (a)	2,473,488
1,163,700	Western Union Co.	18,363,186

	Total IT Services	32,781,314

Office Electronics — 0.7%
983,600	Xerox Corp.	9,216,332

Semiconductors & Semiconductor Equipment — 3.4%
59,500	Analog Devices Inc.	1,739,780
1,300,000	Applied Materials Inc.	15,912,000
1,258,650	Intel Corp.	25,840,084
154,500	National Semiconductor Corp.	2,237,160

	Total Semiconductors & Semiconductor Equipment	45,729,024

Software — 2.6%
592,000	Microsoft Corp.	16,966,720
985,000	Symantec Corp.*	16,301,750
102,200	Synopsys Inc.*	2,238,180

	Total Software	35,506,650

	TOTAL INFORMATION TECHNOLOGY	180,100,840

MATERIALS — 1.2%
Chemicals — 0.6%
108,900	Lubrizol Corp. (a)	8,604,189

Metals & Mining — 0.6%
101,100	Freeport-McMoRan Copper & Gold Inc. (a)	7,598,676

	TOTAL MATERIALS	16,202,865

TELECOMMUNICATION SERVICES — 4.3%
Diversified Telecommunication Services — 3.7%
699,234	AT&T Inc.	17,347,995
248,013	CenturyTel Inc. (a)	8,499,406
518,300	Verizon Communications Inc.	14,994,419
888,400	Windstream Corp.	8,999,492

	Total Diversified Telecommunication Services	49,841,312

Wireless Telecommunication Services — 0.6%
390,400	Vodafone Group PLC, ADR (a)	8,499,008

	TOTAL TELECOMMUNICATION SERVICES	58,340,320

UTILITIES — 2.9%
Electric Utilities — 1.3%
257,600	Edison International	8,405,488
155,500	FPL Group Inc.	7,210,535
62,800	PPL Corp.	1,788,544

	Total Electric Utilities	17,404,567

Multi-Utilities — 1.5%
334,700	Ameren Corp. (a)	8,270,437
175,000	Dominion Resources Inc.	6,648,250
57,500	OGE Energy Corp.	2,102,200

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value

UTILITIES — 2.9% — (continued)
Multi-Utilities — 1.5% — (continued)

58,000	SCANA Corp. (a)	$2,090,900
67,600	Xcel Energy Inc.	1,406,756

	Total Multi-Utilities	20,518,543

Water Utilities — 0.1%
87,100	American Water Works Co., Inc.	1,938,846

	TOTAL UTILITIES	39,861,956

	TOTAL COMMON STOCKS (Cost — $1,171,863,905)	1,317,114,183

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,171,863,905)	1,317,114,183

Face
Amount

SHORT-TERM INVESTMENTS (b) — 12.0%
MONEY MARKET FUNDS — 9.7%
$18,092,781	CGCM Money Market Investments (c)	18,092,781
112,880,427	The AIM STIT — Liquid Assets Portfolio (c)	112,880,427

	TOTAL MONEY MARKET FUNDS (Cost — 130,973,208)	130,973,208

TIME DEPOSITS — 2.3%
18,028,227	Bank of America — Toronto, 0.030% due 03/01/2010	18,028,227
13,608,731	Wells Fargo — Grand Cayman, 0.030% due 03/01/2010	13,608,731

	TOTAL TIME DEPOSITS (Cost — $31,636,958)	31,636,958

	TOTAL SHORT-TERM INVESTMENTS (Cost — $162,610,166)	162,610,166

	TOTAL INVESTMENTS — 109.3% (Cost — $1,334,474,071#)	1,479,724,349

	Liabilities in Excess of Other Assets — (9.3)%	(125,506,170)

	TOTAL NET ASSETS — 100.0%	$1,354,218,179

*	Non-income producing securities.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 2.3%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Value Equity Investments

Summary of Investments by Security Sector ^

Energy	14.8%
Consumer Staples	13.5
Industrials	12.3
Information Technology	12.2
Financials	11.2
Health Care	11.0
Consumer Discretionary	6.3
Telecommunication Services	3.9
Utilities	2.7
Materials	1.1
Short-Term Investments	11.0

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value

COMMON STOCKS — 96.8%
CONSUMER DISCRETIONARY — 16.7%
Auto Components — 1.1%
222,900	Westport Innovations Inc.*	$3,091,623
133,200	Wonder Auto Technology Inc. (a)*	1,320,012

	Total Auto Components	4,411,635

Diversified Consumer Services — 4.4%
334,400	ChinaCast Education Corp.*	2,407,680
122,300	Coinstar Inc. (a)*	3,629,864
306,300	Grand Canyon Education Inc. (a)*	6,662,025
150,750	K12 Inc. (a)*	3,034,598
581,300	Stewart Enterprises Inc., Class A Shares (a)	2,848,370

	Total Diversified Consumer Services	18,582,537

Hotels, Restaurants & Leisure — 1.3%
122,300	7 Days Group Holdings Ltd., ADR*	1,566,663
63,600	CEC Entertainment Inc.*	2,229,180
83,400	Red Robin Gourmet Burgers Inc. (a)*	1,653,822

	Total Hotels, Restaurants & Leisure	5,449,665

Household Durables — 0.5%
186,000	Deer Consumer Products Inc. (a)*	2,218,980

Internet & Catalog Retail — 1.2%
59,350	NetFlix Inc. (a)*	3,920,068
64,900	NutriSystem Inc. (a)	1,255,815

	Total Internet & Catalog Retail	5,175,883

Media — 0.8%
194,200	MDC Partners Inc., Class A Shares	1,813,828
77,200	Rentrak Corp.*	1,414,304

	Total Media	3,228,132

Specialty Retail — 5.3%
67,400	Aaron’s Inc. (a)	1,999,758
55,800	Aeropostale Inc. (a)*	1,973,088
123,400	AnnTaylor Stores Corp.*	2,123,714
149,159	bebe stores inc	1,257,410
336,650	Chico’s FAS Inc. (a)*	4,561,607
69,200	Genesco Inc. (a)*	1,655,956
39,200	Gymboree Corp. (a)*	1,705,200
92,500	J Crew Group Inc. (a)*	3,892,400
165,320	Sonic Automotive Inc., Class A Shares (a)*	1,702,796
52,900	Vitamin Shoppe Inc. (a)*	1,051,123

	Total Specialty Retail	21,923,052

Textiles, Apparel & Luxury Goods — 2.1%
64,800	Lululemon Athletica Inc. (a)*	1,856,520
156,500	Timberland Co., Class A Shares*	2,893,685
163,400	True Religion Apparel Inc. (a)*	4,013,104

	Total Textiles, Apparel & Luxury Goods	8,763,309

	TOTAL CONSUMER DISCRETIONARY	69,753,193

CONSUMER STAPLES — 0.9%
Food & Staples Retailing — 0.3%
219,600	QKL Stores Inc.*	1,361,520

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value

CONSUMER STAPLES — 0.9% — (continued)

Personal Products — 0.6%
136,200	China-Biotics Inc.*	$2,307,228

	TOTAL CONSUMER STAPLES	3,668,748

ENERGY — 10.0%
Energy Equipment & Services — 6.6%
213,480	Exterran Holdings Inc. (a)*	4,856,670
292,300	Key Energy Services Inc. (a)*	2,963,922
83,150	Oil States International Inc. (a)*	3,577,113
187,800	Patterson UTI Energy Inc.	2,899,632
285,200	Pioneer Drilling Co.*	2,036,328
179,700	Rowan Cos, Inc. (a)*	4,675,794
326,700	Superior Energy Services Inc.*	6,752,889

	Total Energy Equipment & Services	27,762,348

Oil, Gas & Consumable Fuels — 3.4%
140,210	Alpha Natural Resources Inc.*	6,451,062
275,200	China Integrated Energy Inc.*	2,215,360
135,798	Quicksilver Resources Inc. (a)*	2,026,106
143,400	T-3 Energy Services Inc.*	3,404,316

	Total Oil, Gas & Consumable Fuels	14,096,844

	TOTAL ENERGY	41,859,192

FINANCIALS — 1.6%
Capital Markets — 0.7%
54,800	Stifel Financial Corp. (a)*	2,997,560

Commercial Banks — 0.9%
210,200	East-West Bancorp Inc.	3,682,704

	TOTAL FINANCIALS	6,680,264

HEALTH CARE — 26.1%
Biotechnology — 9.8%
154,000	Acorda Therapeutics Inc. (a)*	4,647,720
122,430	Alexion Pharmaceuticals Inc.*	6,062,733
624,800	Allos Therapeutics Inc. (a)*	4,860,944
179,800	Amylin Pharmaceuticals Inc. (a)*	3,398,220
90,900	Celera Corp.	544,491
56,000	Cephalon Inc. (a)*	3,845,520
91,700	Cubist Pharmaceuticals Inc.*	1,929,368
176,200	InterMune Inc.*	2,420,988
125,650	OSI Pharmaceuticals Inc.*	4,651,563
103,200	United Therapeutics Corp. (a)*	5,924,712
67,650	Vertex Pharmaceuticals Inc.*	2,747,267

	Total Biotechnology	41,033,526

Health Care Equipment & Supplies — 7.2%
251,300	American Medical Systems Holdings Inc.*	4,553,556
107,400	Arthrocare Corp. (a)*	2,853,618
380,200	ev3 Inc.*	5,531,910
11,900	Greatbatch Inc.*	232,288
221,938	Immucor Inc.*	4,290,062
159,900	Masimo Corp. (a)*	4,427,631
37,900	NuVasive Inc. (a)*	1,514,105
92,600	Orthofix International NV*	3,156,734
543,700	Spectranetics Corp.*	3,610,168

	Total Health Care Equipment & Supplies	30,170,072

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value

HEALTH CARE — 26.1% — (continued)

Health Care Providers & Services — 3.5%
45,500	Genoptix Inc. (a)*	$1,481,935
326,800	Health Management Associates Inc., Class A Shares*	2,382,372
109,200	Health Net Inc.*	2,521,428
70,000	Lincare Holdings Inc. (a)*	2,811,200
53,200	Mednax Inc.*	2,846,200
289,900	Sun Healthcare Group Inc.*	2,577,211

	Total Health Care Providers & Services	14,620,346

Health Care Technology — 1.4%
502,000	Phase Forward Inc. (a)*	5,988,860

Life Sciences Tools & Services — 2.6%
40,250	Dionex Corp.*	2,749,075
101,300	Illumina Inc. (a)*	3,679,216
80,900	Kendle International Inc.*	1,377,727
140,000	PerkinElmer Inc.	3,109,400

	Total Life Sciences Tools & Services	10,915,418

Pharmaceuticals — 1.6%
356,100	Adolor Corp.*	544,833
139,600	Medicines Co.*	1,074,920
97,700	Medicis Pharmaceutical Corp., Class A Shares	2,198,250
290,800	Questcor Pharmaceuticals Inc. (a)*	1,360,944
258,300	Santarus Inc. (a)*	1,087,443
70,200	XenoPort Inc. (a)*	561,600

	Total Pharmaceuticals	6,827,990

	TOTAL HEALTH CARE	109,556,212

INDUSTRIALS — 11.6%
Aerospace & Defense — 0.3%
132,650	Hexcel Corp.*	1,461,803

Airlines — 0.9%
494,700	US Airways Group Inc. (a)*	3,626,151

Commercial Services & Supplies — 1.1%
225,700	The Geo Group Inc. (a)*	4,462,089

Construction & Engineering — 1.2%
134,100	Orion Marine Group Inc.*	2,354,796
130,500	Tutor Perini Corp. (a)*	2,579,985

	Total Construction & Engineering	4,934,781

Electrical Equipment — 0.9%
65,200	Advanced Energy Industries Inc.*	946,704
107,800	Harbin Electric Inc. (a)*	2,040,654
76,500	Lihua International Inc.*	622,710

	Total Electrical Equipment	3,610,068

Machinery — 3.0%
42,000	Bucyrus International Inc., Class A Shares (a)	2,627,520
200,000	Colfax Corp.*	2,266,000
97,400	Gardner Denver Inc. (a)	4,247,614
97,300	Wabtec Corp. (a)	3,711,022

	Total Machinery	12,852,156

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value

INDUSTRIALS — 11.6% — (continued)

Professional Services — 1.2%
82,350	Huron Consulting Group Inc. (a)*	$1,950,048
49,500	ICF International Inc.*	1,159,785
137,200	Team Health Holdings Inc.*	1,989,400

	Total Professional Services	5,099,233

Road & Rail — 1.5%
109,700	J.B. Hunt Transport Services Inc.	3,892,156
70,800	Old Dominion Freight Line Inc.*	2,176,392

	Total Road & Rail	6,068,548

Trading Companies & Distributors — 0.8%
67,400	Beacon Roofing Supply Inc.*	1,172,760
38,100	Watsco Inc. (a)	2,203,704

	Total Trading Companies & Distributors	3,376,464

Transportation Infrastructure — 0.7%
104,100	Aegean Marine Petroleum Network Inc. (a)	2,983,506

	TOTAL INDUSTRIALS	48,474,799

INFORMATION TECHNOLOGY — 26.5%
Communications Equipment — 1.9%
222,200	Emulex Corp. (a)*	2,821,940
137,800	Polycom Inc. (a)*	3,597,958
58,300	Riverbed Technology Inc.*	1,588,675

	Total Communications Equipment	8,008,573

Computers & Peripherals — 1.0%
552,200	Isilon Systems Inc. (a)*	4,080,758

Diversified Consumer Services — 0.3%
32,600	American Public Education Inc. (a)*	1,410,276

Internet Software & Services — 3.9%
16,700	Equinix Inc. (a)*	1,577,649
127,700	GSI Commerce Inc.*	3,188,669
231,500	NIC Inc.	1,729,305
72,100	QuinStreet Inc. (a)*	1,052,660
139,100	SAVVIS Inc. (a)*	1,959,919
433,900	Skillsoft PLC, ADR*	4,811,951
295,200	Terremark Worldwide Inc. (a)*	2,125,440

	Total Internet Software & Services	16,445,593

IT Services — 1.0%
30,800	Acxiom Corp.*	519,288
208,850	Cybersource Corp. (a)*	3,577,601

	Total IT Services	4,096,889

Semiconductors & Semiconductor Equipment — 6.9%
127,800	Atheros Communications Inc. (a)*	4,586,742
130,750	ATMI Inc.*	2,201,830
98,400	Cavium Networks Inc.*	2,351,760
137,700	Cypress Semiconductor Corp.*	1,630,368
137,700	EZchip Semiconductor Ltd.	2,239,002
435,800	Integrated Device Technology Inc.*	2,383,826
85,300	Monolithic Power Systems Inc. (a)*	1,732,443
46,900	Netlogic Microsystems Inc. (a)*	2,541,511
104,500	Omnivision Technologies Inc. (a)*	1,518,385
69,400	Power Integrations Inc.	2,495,624

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value

INFORMATION TECHNOLOGY — 26.5% — (continued)
Semiconductors & Semiconductor Equipment — 6.9% — (continued)

36,800	Silicon Laboratories Inc.*	$1,672,192
65,450	Varian Semiconductor Equipment Associates Inc.*	1,968,736
143,400	Verigy Ltd.*	1,428,264

	Total Semiconductors & Semiconductor Equipment	28,750,683

Software — 11.5%
34,900	Ansys Inc.*	1,530,714
96,600	AsiaInfo Holdings Inc. (a)*	2,358,972
518,700	Cadence Design Systems Inc.*	2,956,590
231,900	Commvault Systems Inc.*	5,078,610
75,800	Concur Technologies Inc.*	2,981,972
136,900	Fortinet Inc. (a)*	2,351,942
43,700	Longtop Financial Technologies Ltd., ADR*	1,450,840
92,700	MICROS Systems Inc. (a)*	2,784,708
187,151	Net 1 UEPS Technologies Inc. (a)*	3,303,215
53,500	NICE Systems Ltd., ADR*	1,645,660
546,500	Nuance Communications Inc. (a)*	7,864,134
249,200	Quest Software Inc.*	4,199,020
119,200	Red Hat Inc.*	3,343,560
200,550	SolarWinds Inc. (a)*	3,772,346
81,400	SonicWALL Inc.*	652,014
66,300	Ultimate Software Group Inc. (a)*	2,049,996

	Total Software	48,324,293

	TOTAL INFORMATION TECHNOLOGY	111,117,065

MATERIALS — 3.4%
Chemicals — 2.0%
284,000	Chemspec International Ltd., ADR (b)*	1,965,280
214,700	Flotek Industries Inc. (a)*	289,845
245,400	Solutia Inc.*	3,452,778
286,400	Yongye International Inc. (a)*	2,417,216

	Total Chemicals	8,125,119

Metals & Mining — 1.4%
172,800	China Gerui Advanced Materials Group Ltd.*	1,097,280
189,300	Jaguar Mining Inc. (a)*	1,783,206
126,000	RTI International Metals Inc. (a)*	3,027,780

	Total Metals & Mining	5,908,266

	TOTAL MATERIALS	14,033,385

	TOTAL COMMON STOCKS (Cost — $341,661,428)	405,142,858

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $341,661,428)	405,142,858

Face
Amount

SHORT-TERM INVESTMENTS (c) — 31.6%
MONEY MARKET FUNDS — 29.7%
$17,178,941	CGCM Money Market Investments (d)	17,178,941
107,179,002	The AIM STIT — Liquid Assets Portfolio (d)	107,179,002

	TOTAL MONEY MARKET FUNDS (Cost — 124,357,943)	124,357,943

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Growth Investments

Face
Amount	Security	Value

TIME DEPOSITS — 1.9%
$4,176,112	Bank of America — Toronto, 0.030% due 03/01/2010	$4,176,112
3,669,892	Wells Fargo — Grand Cayman, 0.030% due 03/01/2010	3,669,892

	TOTAL TIME DEPOSITS (Cost — $7,846,004)	7,846,004

	TOTAL SHORT-TERM INVESTMENTS (Cost — $132,203,947)	132,203,947

	TOTAL INVESTMENTS — 128.4% (Cost — $473,865,375#)	537,346,805

	Liabilities in Excess of Other Assets — (28.4)%	(118,879,547)

	TOTAL NET ASSETS — 100.0%	$418,467,258

*	Non-income producing securities.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Illiquid security.
(c)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 1.9%.
(d)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Summary of Investments by Security Sector ^

Information Technology	20.7%
Health Care	20.4
Consumer Discretionary	13.0
Industrials	9.0
Energy	7.8
Materials	2.6
Financials	1.2
Consumer Staples	0.7
Short-Term Investments	24.6

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

COMMON STOCKS — 96.5%
CONSUMER DISCRETIONARY — 13.2%
Auto Components — 1.4%
16,000	Autoliv Inc.*	$713,760
523,512	Modine Manufacturing Co.*	4,921,013

	Total Auto Components	5,634,773

Automobiles — 0.5%
66,500	Thor Industries Inc.	2,256,345

Diversified Consumer Services — 0.4%
213,200	Service Corporation International (a)	1,718,392

Hotels, Restaurants & Leisure — 1.1%
42,200	Brinker International Inc.	764,242
32,800	CEC Entertainment Inc.*	1,149,640
59,200	International Speedway Corp., Class A Shares	1,581,232
48,200	Jack in the Box Inc. (a)*	1,017,984

	Total Hotels, Restaurants & Leisure	4,513,098

Household Durables — 0.4%
51,400	MDC Holdings Inc. (a)	1,758,908

Leisure Equipment & Products — 2.0%
302,264	Arctic Cat Inc.*	3,252,360
267,842	Brunswick Corp. (a)	3,090,897
159,900	Sturm Ruger & Co., Inc. (a)	1,880,424

	Total Leisure Equipment & Products	8,223,681

Media — 0.3%
40,000	Meredith Corp. (a)	1,228,800

Multiline Retail — 0.7%
296,034	Fred’s Inc., Class A Shares (a)	3,063,952

Specialty Retail — 4.3%
60,000	Aaron’s Inc. (a)	1,780,200
51,900	bebe stores inc	437,517
56,700	Buckle Inc. (The) (a)	1,659,609
25,900	Childrens Place Retail Stores Inc. (The)*	989,639
34,100	Collective Brands Inc.*	770,660
48,000	Finish Line Inc. (The), Class A Shares	580,320
40,700	Genesco Inc. (a)*	973,951
41,400	Men’s Wearhouse Inc. (a)	884,304
43,600	PETsMART Inc.	1,186,792
370,394	Regis Corp. (a)	6,122,612
65,975	Stage Stores Inc.	877,468
58,800	The Cato Corp., Class A Shares	1,152,480

	Total Specialty Retail	17,415,552

Textiles, Apparel & Luxury Goods — 2.1%
55,900	Movado Group Inc. (a)*	715,520
60,100	Phillips-Van Heusen Corp.	2,615,552
35,400	Unifirst Corp./MA	1,860,624
22,800	Warnaco Group Inc.*	951,672
91,000	Wolverine World Wide Inc.	2,508,870

	Total Textiles, Apparel & Luxury Goods	8,652,238

	TOTAL CONSUMER DISCRETIONARY	54,465,739

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

CONSUMER STAPLES — 8.4%
Beverages — 1.5%
723,303	Cott Corp.*	$5,200,549
45,500	Embotelladora Andina SA, Class B Shares, ADR	892,710

	Total Beverages	6,093,259

Food & Staples Retailing — 1.2%
52,700	Casey’s General Stores Inc. (a)	1,602,607
54,200	Ruddick Corp. (a)	1,588,060
47,600	Weis Markets Inc. (a)	1,661,240

	Total Food & Staples Retailing	4,851,907

Food Products — 4.5%
59,300	Cal-Maine Foods Inc.	1,901,158
365,765	Chiquita Brands International Inc. (a)*	5,325,538
62,800	Corn Products International Inc. (a)	2,046,024
332,200	Del Monte Foods Co. (a)	3,893,384
26,800	The J.M. Smucker Co.	1,599,424
133,098	Tootsie Roll Industries Inc. (a)	3,621,597

	Total Food Products	18,387,125

Household Products — 0.4%
54,200	WD-40 Co.	1,697,544

Personal Products — 0.3%
35,900	Herbalife Ltd.	1,437,795

Tobacco — 0.5%
38,700	Universal Corp., Richmond VA (a)	2,053,035

	TOTAL CONSUMER STAPLES	34,520,665

ENERGY — 5.9%
Energy Equipment & Services — 0.9%
99,700	Spectrum Brands Inc.*	2,342,950
35,100	Tidewater Inc. (a)	1,564,407

	Total Energy Equipment & Services	3,907,357

Oil, Gas & Consumable Fuels — 5.0%
66,200	Berry Petroleum Co., Class A Shares (a)	1,774,160
35,200	Cimarex Energy Co.	2,103,552
24,600	Encore Acquisition Co.*	1,218,438
44,900	Forest Oil Corp. (a)*	1,216,790
115,200	Frontier Oil Corp.	1,427,328
63,200	Holly Corp. (a)	1,622,976
59,900	Newfield Exploration Co. (a)*	3,059,093
75,400	Southern Union Co.	1,805,076
76,500	Tsakos Energy Navigation Ltd.	1,140,615
43,200	Whiting Petroleum Corp. (a)*	3,233,520
65,200	World Fuel Services Corp.	1,722,584

	Total Oil, Gas & Consumable Fuels	20,324,132

	TOTAL ENERGY	24,231,489

FINANCIALS — 14.4%
Capital Markets — 0.7%
60,100	Federated Investors Inc., Class B Shares (a)	1,503,101
48,900	Raymond James Financial Inc. (a)	1,264,554

	Total Capital Markets	2,767,655

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

FINANCIALS — 14.4% — (continued)

Commercial Banks — 4.1%
75,600	Bank of Hawaii Corp. (a)	$3,191,076
106,300	Boston Private Financial Holdings Inc. (a)	728,155
45,500	Community Bank System Inc. (a)	1,019,655
33,100	Cullen/Frost Bankers Inc. (a)	1,792,365
44,100	CVB Financial Corp. (a)	410,130
37,100	East West Bancorp Inc., Private Placement (b)*	649,992
26,900	East-West Bancorp Inc.	471,288
54,100	First Financial Bancorp (a)	1,004,096
54,900	First Midwest Bancorp Inc. (a)	746,091
46,345	Hancock Holding Co.	1,868,630
56,300	Independent Bank Corp., (Massachusetts) (a)	1,383,854
77,300	NBT Bancorp Inc. (a)	1,641,852
25,300	S&T Bancorp Inc. (a)	448,569
206,400	Sterling Bancshares Inc. (a)	974,208
10,100	Univest Corp. of Pennsylvania	175,437
29,300	WesBanco Inc.	443,895

	Total Commercial Banks	16,949,293

Consumer Finance — 0.5%
327,500	Advance America Cash Advance Centers Inc.	2,053,425

Insurance — 4.8%
200,300	American Equity Investment Life Holding Co.	1,762,640
65,600	American Financial Group Inc.	1,697,072
73,150	Delphi Financial Group Inc., Class A Shares	1,560,290
54,300	Harleysville Group Inc. (a)	1,821,765
86,300	Infinity Property & Casualty Corp.	3,516,725
75,500	Platinum Underwriters Holdings Ltd.	2,822,945
29,600	RLI Corp. (a)	1,577,384
117,400	Selective Insurance Group	1,903,054
18,200	StanCorp Financial Group Inc. (a)	782,236
44,646	Validus Holdings Ltd.	1,249,642
41,300	W.R. Berkley Corp.	1,063,062

	Total Insurance	19,756,815

Real Estate Investment Trusts (REITs) — 4.3%
85,064	Brandywine Realty Trust (a)	953,567
395,600	Chimera Investment Corp.	1,582,400
77,300	Education Realty Trust Inc.	421,285
84,700	Equity One Inc. (a)	1,564,409
142,900	Franklin Street Properties Corp. (a)	1,853,413
30,900	Government Properties Income Trust (a)	727,695
74,500	Healthcare Realty Trust Inc. (a)	1,556,305
47,200	Highwoods Properties Inc. (a)	1,371,160
199,600	HRPT Properties Trust	1,401,192
46,500	Nationwide Health Properties Inc.	1,543,335
33,800	PS Business Parks Inc.	1,656,200
51,800	Sovran Self Storage Inc. (a)	1,643,614
50,800	Washington Real Estate Investment Trust (a)	1,415,288

	Total Real Estate Investment Trusts (REITs)	17,689,863

	TOTAL FINANCIALS	59,217,051

HEALTH CARE — 7.4%
Health Care Equipment & Supplies — 5.9%
315,977	Angiodynamics Inc.*	5,137,787
78,800	Cooper Cos. Inc. (The) (a)	3,156,728
109,195	ICU Medical Inc.*	3,753,032

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

HEALTH CARE — 7.4% — (continued)
Health Care Equipment & Supplies — 5.9% — (continued)

72,000	Invacare Corp. (a)	$1,964,160
317,289	Merit Medical Systems Inc.*	4,670,494
55,600	STERIS Corp. (a)	1,757,516
34,500	Teleflex Inc.	2,102,430
40,900	West Pharmaceutical Services Inc. (a)	1,593,055

	Total Health Care Equipment & Supplies	24,135,202

Health Care Providers & Services — 1.1%
58,800	Alliance HealthCare Services Inc. (a)*	293,412
64,000	Owens & Minor Inc.	2,857,600
39,700	Universal Health Services Inc., Class B Shares	1,231,494

	Total Health Care Providers & Services	4,382,506

Life Sciences Tools & Services — 0.4%
82,106	PerkinElmer Inc.	1,823,574

	TOTAL HEALTH CARE	30,341,282

INDUSTRIALS — 18.7%
Aerospace & Defense — 0.8%
53,900	Curtiss-Wright Corp.	1,727,495
24,800	Elbit Systems Ltd.	1,538,096

	Total Aerospace & Defense	3,265,591

Airlines — 0.4%
112,700	SkyWest Inc.	1,663,452

Building Products — 0.1%
55,600	Insteel Industries Inc. (a)	564,340

Commercial Services & Supplies — 4.2%
877,777	ACCO Brands Corp.*	6,293,661
95,900	Brink’s Co. (The)	2,443,532
106,700	Ennis Inc.	1,639,979
505,110	Schawk Inc., Class A Shares	6,621,992
22,400	Viad Corp. (a)	428,064

	Total Commercial Services & Supplies	17,427,228

Construction & Engineering — 2.0%
62,100	Chicago Bridge & Iron Co. NV, Class NY Shares*	1,346,949
1,159,119	Great Lakes Dredge & Dock Corp.	5,250,809
87,400	KBR Inc.	1,810,054

	Total Construction & Engineering	8,407,812

Electrical Equipment — 4.0%
47,500	Acuity Brands Inc. (a)	1,851,550
319,019	Belden Inc.	6,756,823
267,846	EnerSys (a)*	6,104,210
30,100	Regal-Beloit Corp.	1,698,242

	Total Electrical Equipment	16,410,825

Industrial Conglomerates — 0.1%
24,600	Otter Tail Corp.	491,754

Machinery — 4.8%
82,800	Actuant Corp., Class A Shares (a)	1,499,508
39,300	Altra Holdings Inc.*	453,915
99,200	Barnes Group Inc. (a)	1,593,152
305,094	Briggs & Stratton Corp. (a)	5,342,196
31,900	Bucyrus International Inc. (a)	1,995,664

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

INDUSTRIALS — 18.7% — (continued)
Machinery — 4.8% — (continued)

62,400	Crane Co.	$1,976,208
43,800	Gardner Denver Inc.	1,910,118
52,700	Harsco Corp.	1,582,054
25,107	John Bean Technologies Corp.	410,499
130,400	Mueller Water Products Inc., Class A Shares	603,752
21,300	Valmont Industries Inc.	1,516,560
19,500	Wabtec Corp. (a)	743,730

	Total Machinery	19,627,356

Marine — 0.8%
58,500	Alexander & Baldwin Inc. (a)	1,882,530
36,600	Kirby Corp. (a)*	1,208,166

	Total Marine	3,090,696

Road & Rail — 1.1%
39,300	Saia Inc. (a)*	497,538
189,000	Werner Enterprises Inc. (a)	4,216,590

	Total Road & Rail	4,714,128

Trading Companies & Distributors — 0.4%
72,600	Applied Industrial Technologies Inc. (a)	1,636,404

	TOTAL INDUSTRIALS	77,299,586

INFORMATION TECHNOLOGY — 10.6%
Communications Equipment — 0.1%
81,000	Brocade Communications Systems Inc.*	471,420

Computers & Peripherals — 0.6%
59,700	Diebold Inc.	1,728,912
50,500	Electronics for Imaging Inc.*	598,930

	Total Computers & Peripherals	2,327,842

Electronic Equipment & Instruments — 5.0%
117,000	AVX Corp.	1,439,100
65,500	Checkpoint Systems Inc. (a)*	1,350,610
343,914	Cognex Corp. (a)	6,499,975
120,700	Jabil Circuit Inc.	1,831,019
178,555	Littelfuse Inc. (a)*	6,354,772
27,400	Tech Data Corp.*	1,173,816
165,200	Vishay Intertechnology Inc.*	1,693,300

	Total Electronic Equipment & Instruments	20,342,592

IT Services — 1.0%
1,344,337	Lionbridge Technologies Inc.*	4,301,878

Semiconductors & Semiconductor Equipment — 2.1%
232,700	Cirrus Logic Inc.*	1,661,478
98,300	ON Semiconductor Corp.*	782,468
543,587	Zoran Corp.*	6,164,277

	Total Semiconductors & Semiconductor Equipment	8,608,223

Software — 1.8%
142,300	Compuware Corp.*	1,065,827
104,900	Parametric Technology Corp.*	1,826,309
46,700	QAD Inc.*	256,383

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

INFORMATION TECHNOLOGY — 10.6% — (continued)
Software — 1.8% — (continued)

49,600	Sybase Inc. (a)*	$2,201,744
99,400	Synopsys Inc.*	2,176,860

	Total Software	7,527,123

	TOTAL INFORMATION TECHNOLOGY	43,579,078

MATERIALS — 11.9%
Chemicals — 6.8%
63,400	Albemarle Corp.	2,376,866
56,100	Cytec Industries Inc.	2,393,787
48,300	FMC Corp. (a)	2,761,311
78,600	Innophos Holdings Inc.	1,825,092
41,400	International Flavors & Fragrances Inc.	1,743,354
25,600	Lubrizol Corp.	2,022,656
82,900	Methanex Corp. (a)	1,968,875
84,300	RPM International Inc.	1,622,775
61,000	Sensient Technologies Corp.	1,611,620
452,443	Solutia Inc.*	6,365,873
49,300	Terra Industries Inc.	2,029,681
58,200	Valspar Corp.	1,592,352

	Total Chemicals	28,314,242

Containers & Packaging — 1.9%
91,700	Crown Holdings Inc.*	2,505,244
532,500	Intertape Polymer Group Inc.*	1,767,314
29,500	Silgan Holdings Inc.	1,684,745
57,300	Sonoco Products Co.	1,694,934

	Total Containers & Packaging	7,652,237

Metals & Mining — 2.9%
102,800	Commercial Metals Co.	1,685,920
27,100	Compass Minerals International Inc.	2,046,863
112,600	IAMGOLD Corp. (a)	1,663,102
22,900	Kaiser Aluminum Corp.	764,631
40,600	Royal Gold Inc.	1,824,564
92,100	Thompson Creek Metals Co., Inc. (a)*	1,266,375
34,000	Walter Industries Inc.	2,671,380

	Total Metals & Mining	11,922,835

Paper & Forest Products — 0.3%
47,100	Glatfelter	635,850
13,200	Schweitzer-Mauduit International Inc. (a)	605,880

	Total Paper & Forest Products	1,241,730

	TOTAL MATERIALS	49,131,044

TELECOMMUNICATION SERVICES — 0.2%
Diversified Telecommunication Services — 0.2%
92,100	Premiere Global Services Inc.*	692,592

UTILITIES — 5.8%
Electric Utilities — 1.2%
61,100	Cleco Corp. (a)	1,542,164
85,500	El Paso Electric Co.*	1,720,260
80,300	Westar Energy Inc. (a)	1,718,420

	Total Electric Utilities	4,980,844

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

UTILITIES — 5.8% — (continued)

Gas Utilities — 3.2%
45,700	AGL Resources Inc.	$1,660,281
55,500	Atmos Energy Corp.	1,524,030
35,600	Energen Corp.	1,618,376
33,900	National Fuel Gas Co.	1,686,186
122,300	Southwest Gas Corp.	3,495,334
65,400	UGI Corp.	1,638,270
49,700	WGL Holdings Inc. (a)	1,632,645

	Total Gas Utilities	13,255,122

Multi-Utilities — 1.0%
27,900	Black Hills Corp. (a)	777,573
45,800	OGE Energy Corp.	1,674,448
65,700	Vectren Corp. (a)	1,527,525

	Total Multi-Utilities	3,979,546

Water Utilities — 0.4%
80,900	American Water Works Co., Inc.	1,800,834

	TOTAL UTILITIES	24,016,346

	TOTAL COMMON STOCKS (Cost — $330,289,419)	397,494,872

CONVERTIBLE PREFERRED STOCKS — 0.3%
FINANCIALS — 0.3%
Commercial Banks — 0.3%
641	East West Bancorp Inc., Private Placement (b)*	1,242,292

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $641,000)	1,242,292

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $330,930,419)	398,737,164

Face
Amount

SHORT-TERM INVESTMENTS (c) — 31.7%
COMMERCIAL PAPER — 1.2%
4,750,000	Societe Generale North America Inc., 0.150% due 03/01/2010 (d) (Cost — 4,749,941)	4,749,941

MONEY MARKET FUNDS — 28.3%
16,151,682	CGCM Money Market Investments (e)	16,151,682
100,769,955	The AIM STIT — Liquid Asset Portfolio (e)	100,769,955

	TOTAL MONEY MARKET FUNDS (Cost — 116,921,637)	116,921,637

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Value Equity Investments

Face
Amount	Security	Value

TIME DEPOSITS — 2.2%
$1,006,488	Bank of America — Toronto, 0.030% due 03/01/2010	$1,006,488
1,093	BBH — Grand Cayman, 0.030% due 03/01/2010	1,093
8,091,667	Wells Fargo — Grand Cayman, 0.030% due 03/01/2010	8,091,667

	TOTAL TIME DEPOSITS (Cost — $9,099,248)	9,099,248

	TOTAL SHORT-TERM INVESTMENTS (Cost — $130,770,826)	130,770,826

	TOTAL INVESTMENTS — 128.5% (Cost — $461,701,245#)	529,507,990

	Liabilities in Excess of Other Assets — (28.5)%	(117,451,518)

	TOTAL NET ASSETS — 100.0%	$412,056,472

*	Non-income producing securities.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(c)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 3.4%.
(d)	Rate shown represents yield-to-maturity.
(e)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts

Summary of Investments by Security Sector ^

Industrials	14.7%
Financials	11.4
Consumer Discretionary	10.3
Materials	9.3
Information Technology	8.2
Consumer Staples	6.5
Health Care	5.7
Energy	4.6
Utilities	4.5
Telecommunication Services	0.1
Short-Term Investments	24.7

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

COMMON STOCKS — 96.3%
Australia — 2.0%
5,614	Adelaide Brighton Ltd.	$11,923
22,129	Aditya Birla Minerals Ltd.*	18,839
203,031	Aspen Group	89,154
186,135	Australia & New Zealand Banking Group Ltd.	3,859,864
1,788	Bank of Queensland Ltd.	17,417
57,587	Beach Petroleum Ltd.	34,318
97,858	BHP Billiton Ltd.	3,604,283
5,052	Biota Holdings Ltd.*	9,689
2,810	Bradken Ltd.	16,318
20,995	Centennial Coal Co., Ltd.	68,674
3,133	Challenger Financial Services Group Ltd.	10,781
31,932	Cromwell Group	19,888
51,950	CSL Ltd.	1,601,026
8,614	Customers Ltd.*	22,386
9,252	Downer EDI Ltd.	65,500
64,003	DUET Group	103,815
151,100	Emeco Holdings Ltd.	92,755
59,558	Envestra Ltd.	27,754
4,697	Fleetwood Corp., Ltd.	33,127
6,715	FlexiGroup Ltd.	8,605
1,107	Flight Centre Ltd.*	18,720
20,800	Hastie Group Ltd.	32,713
3,310	Healthscope Ltd.	12,636
22,092	iiNET Ltd.	41,575
200,624	Industrea Ltd.	70,118
26,029	iSOFT Group Ltd.	12,596
9,677	Kingsgate Consolidated Ltd.	76,401
2,765	MacArthur Coal Ltd.	25,274
128,862	Macquarie CountryWide Trust	65,823
38,100	Macquarie Group Ltd.	1,545,326
82,196	Mount Gibson Iron Ltd.*	112,331
81,419	National Australia Bank Ltd.	1,856,195
20,730	NRW Holdings Ltd.	25,822
41,652	Pacific Brands Ltd.*	42,552
27,548	Panoramic Resources Ltd.	46,165
42,210	PMP Ltd.*	27,613
8,924	Premier Investments Ltd.	65,098
3,526	Primary Health Care Ltd.	13,872
21,632	Resolute Mining Ltd.*	18,029
34,643	Sigma Pharmaceuticals Ltd. (a)	27,941
7,760	South Australia Coal Corp. (a)	695
31,511	Southern Cross Media Group	55,348
28,645	Straits Resources Ltd.*	32,730
81,537	STW Communications Group Ltd.	59,186
2,218	Whitehaven Coal Ltd.	9,243

	Total Australia	14,010,118

Austria — 0.3%
2,842	A-TEC Industries AG (b)*	36,451
6,737	Eco Business-Immobilien AG*	39,109
1,658	Flughafen Wien AG	76,047
185	Mayr Melnhof Karton AG	17,168
51,390	OMV AG	1,909,266

	Total Austria	2,078,041

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

COMMON STOCKS — 96.3% — (continued)
Belgium — 0.7%
8,178	AGFA-Gevaert NV*	$72,272
88,503	Anheuser-Busch InBev NV	4,443,779
3,986	Arseus NV	46,768
1,162	Compagnie d’Entreprises CFE	56,265
277	D’ieteren SA	120,922
1,446	Kinepolis Group NV	71,182
6,990	Recticel SA	55,949

	Total Belgium	4,867,137

Bermuda — 0.2%
16,589	Catlin Group Ltd.	87,651
3,146	Hiscox Ltd.	17,049
13,625	Lancashire Holdings Ltd.	99,670
41,328	Signet Jewelers Ltd.*	1,189,136

	Total Bermuda	1,393,506

Brazil — 5.0%
157,811	Amil Participacoes SA	1,169,684
340,100	BM&F BOVESPA SA	2,235,674
80,940	Brasil Telecom SA, Sponsored ADR*	1,662,508
45,917	Brasil Telecom SA, ADR*	489,475
149,500	Cia Paranaense de Energia, ADR (b)	3,063,255
177,400	Cyrela Brazil Realty SA	2,221,009
56,200	Empresa Brasileira de Aeronautica SA, ADR (b)	1,234,152
277,200	Gafisa SA	2,108,453
121,196	Itau Unibanco Banco Multiplo SA, ADR	2,419,072
168,900	JBS SA	863,653
88,800	Natura Cosmeticos SA	1,641,751
230,000	OGX Petroleo e Gas Participacoes SA	2,011,215
155,000	PDG Realty SA Empreendimentos e Participacoes	1,391,528
106,170	Petroleo Brasileiro SA, ADR	4,528,152
171,975	Redecard SA	2,511,141
29,506	Totvs SA	1,793,802
35,000	Usinas Siderurgicas de Minas Gerais SA, ADR	1,015,000
135,962	Vale SA, Class B Shares, ADR (b)	3,787,901

	Total Brazil	36,147,425

Canada — 3.4%
20,368	Cameco Corp.	559,300
92,663	Canadian National Railway Co. (b)	4,872,716
40,660	Canadian Natural Resources Ltd.	2,738,354
37,557	Canadian Pacific Railway Ltd.	1,812,457
30,718	Niko Resources Ltd.	2,918,713
20,856	Potash Corp. of Saskatchewan (b)	2,303,754
48,144	Research in Motion Ltd. (b)*	3,412,447
75,113	Suncor Energy Inc.	2,170,343
143,800	Talisman Energy Inc.	2,627,464
10,635	Toronto-Dominion Bank (The)	679,460

	Total Canada	24,095,008

China — 3.7%
3,590	Baidu.com Inc., ADR (b)*	1,862,061
2,796,000	Bank of China Ltd., Class H Shares	1,354,396
1,345,669	China Merchants Bank Co., Ltd., Class H Shares (b)	3,314,720
213,400	China Pacific Insurance Group Co., Ltd., Class H Shares*	870,140
1,042,200	China Petroleum & Chemical Corp., Class H Shares	817,691
18,700	Ctrip.com International Ltd., ADR*	714,901

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

COMMON STOCKS — 96.3% — (continued)
China — 3.7% — (continued)

313,400	Dongfang Electric Corp., Ltd., Class H Shares	$1,578,689
8,486,300	Industrials & Commercial Bank of China Ltd., Class H Shares	6,002,214
29,174	Longtop Financial Technologies Ltd., ADR*	968,577
52,700	Netease.com, ADR*	2,047,922
178,000	Pacific Textile Holdings Ltd.	115,806
174,000	Ping An Insurance Group Co. of China Ltd., Class H Shares	1,322,580
22,300	Sina Corp. (b)*	843,386
403,600	Sinopharm Group Co., Class H Shares (b)*	1,817,269
36,700	Tencent Holdings Ltd.	717,253
2,952,000	Want Want China Holdings Ltd.	1,935,775
68,000	Win Hanverky Holdings Ltd.	11,389

	Total China	26,294,769

Cyprus — 0.0%
7,913	Marfin Popular Bank Public Co., Ltd.	21,076

Denmark — 1.3%
91,826	Novo Nordisk AS, Class B Shares	6,505,133
8,270	Novozymes, Class B Shares	851,474
1,680	Schouw & Co.	27,595
38,213	Vestas Wind Systems AS*	1,893,555

	Total Denmark	9,277,757

Finland — 0.1%
16,246	Citycon Oyj	62,133
4,900	HKScan Oyj, Class A Shares	62,980
8,989	Oriola-KD Oyj	66,179
3,900	Sponda Oyj*	14,596
12,874	Technopolis PLC	60,315
6,078	Tietoenator Oyj	136,899

	Total Finland	403,102

France — 8.8%
31,712	Accor SA	1,608,951
24,182	Air Liquide	2,897,078
31,746	Alstom SA	2,037,791
2,620	Arkema	88,894
3,610	Assystem	46,350
16,656	Avenir Telecom*	18,883
239,976	AXA	4,846,275
145,138	BNP Paribas	10,532,702
2,498	Boiron SA	103,043
35,998	Capital Gemini SA	1,663,656
28,812	Casino Guichard Perrachon SA	2,326,233
2,121	Cegid Group	57,941
28,311	Cie de Saint-Gobain	1,334,888
38,490	Cie Generale d’Optique Essilor International SA	2,328,743
1,500	Compagnie Plastic-Omnium SA	46,509
665	Devoteam SA	17,367
643	Esso SA Francaise	80,503
1,141	Etam Developpement SA*	31,949
52,457	GDF Suez	1,932,428
1,116	GL Events	25,213
57,691	Groupe Danone	3,384,466
118	Iliad SA	12,538
93	L.D.C. SA*	9,638
67,921	Lafarge SA	4,418,792
37,101	LVMH Moet Hennessy Louis Vuitton SA	4,033,830

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

COMMON STOCKS — 96.3% — (continued)
France — 8.8% — (continued)

355	Maisons France Confort	$13,330
2,796	Nexity	102,981
19,094	Pernod-Ricard SA	1,443,034
35,341	Publicis Groupe SA	1,398,448
2,087	Rallye SA	67,603
681	SA des Ciments Vicat	51,727
37,172	Sanofi-Aventis	2,727,538
25,389	Schneider Electric SA	2,719,861
6,203	Sequana*	59,775
1,216	Societe de la Tour Eiffel	88,760
124,879	Total SA	6,990,049
78,308	Vivendi SA	1,978,777
20,523	Wendel	1,153,111

	Total France	62,679,655

Germany — 7.9%
27,775	Adidas AG	1,380,559
23,265	Allianz AG	2,694,746
2,238	Arques Industries AG*	4,677
124,084	BASF AG	6,989,615
44,036	Bayer AG	2,927,441
2,157	Bertrandt AG	61,989
220	Bijou Brigitte AG*	41,349
1,250	Bilfinger Berger AG	79,069
1,601	Cewe Color Holding AG	55,545
41,243	Daimler AG, Registered Shares	1,727,195
72,988	Deutsche Bank AG (b)	4,649,244
153,604	Deutsche Lufthansa AG	2,299,492
32,461	E.ON AG	1,159,673
1,591	Freenet AG*	22,829
97,558	Fresenius Medical Care AG & Co. KGaA	5,110,308
9,925	Fresenius SE	700,196
106,762	GEA Group AG	2,000,736
57,858	Hannover Rueckversicherung AG*	2,599,634
243,405	Infineon Technologies AG*	1,332,195
20,452	Linde AG	2,309,977
72,696	Metro AG	3,738,971
2,594	MTU Aero Engines Holding AG	131,911
20,555	RWE AG	1,748,578
127,504	SAP AG	5,705,406
1,112	Sartorius AG	26,353
24,164	Siemens AG	2,079,023
3,286	Sixt AG	105,925
726	Stada Arzneimittel AG	25,297
4,546	Telegate AG	67,372
130,852	ThyssenKrupp AG	4,155,490
3,733	Tognum AG	63,991
1,805	VTG AG	26,504
1,694	Wincor Nixdorf AG	115,194

	Total Germany	56,136,484

Greece — 0.8%
6,040	Aegean Airlines SA	29,783
43,966	Alapis Holding Industrial and Commercial SA	26,423
13,515	Athens Medical Center SA	23,260
12,825	Diagnostic & Therapeutic Center of Athens Hygeia SA	25,926
7,511	Ellaktor SA	42,679

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

COMMON STOCKS — 96.3% — (continued)
Greece — 0.8% — (continued)

1,852	Eurobank Properties Real Estate Investment Co.	$18,896
2,719	Folli-Follie SA	51,994
7,773	GEK Terna Holding Real Estate Construction SA	52,661
1,135	Hellenic Duty Free Shops SA	9,116
16,404	Intracom Holdings SA*	21,734
1,398	Intralot SA-Integrated Lottery Systems & Services	6,626
10,775	J&P-Avax SA	29,288
3,499	Metka SA	50,517
27,737	Michaniki SA	34,097
1,175	Motor Oil Hellas Corinth Refineries SA	14,910
83,828	National Bank of Greece SA*	1,568,659
95,733	OPAP SA	1,977,117
95,358	Public Power Corp.*	1,439,257

	Total Greece	5,422,943

Guernsey — 0.3%
76,300	Amdocs Ltd.*	2,218,804

Hong Kong — 3.9%
79,000	Cheung Kong Holdings Ltd.	965,860
821,200	China Resources Enterprise	2,882,944
3,035,295	CNOOC Ltd.	4,762,872
1,130,700	Denway Motors Ltd.	629,292
210,000	Emperor International Holdings	45,452
7,000	Great Eagle Holdings Ltd.	19,750
210,000	Hang Lung Properties Ltd.	806,225
104,000	Hannstar Board International Holdings Ltd.	26,663
29,600	HKR International Ltd.	11,860
186,100	Hong Kong Exchanges and Clearing Ltd.	3,116,810
3,078,000	Huaneng Power International Inc., Class H Shares	1,847,887
80,000	Hutchison Telecommunications Hong Kong Holdings Ltd.*	12,986
404,000	Hutchison Whampoa Ltd.	2,893,856
122,500	Jardine Strategic Holdings Ltd.	2,021,250
15,000	Kowloon Development Co., Ltd.	17,141
382,000	Li & Fung Ltd.	1,776,607
28,000	Liu Chong Hing Investment	26,441
64,000	Lung Kee (Bermuda) Holdings*	28,034
335,000	Noble Group Ltd.	755,809
84,000	Norstar Founders Group Ltd. (a)(c)*	0
116,000	Pacific Century Premium Developments Ltd.*	33,475
96,000	Shun Tak Holdings Ltd.	51,203
152,000	Sun Hung Kai Properties Ltd.	2,109,017
259,400	Swire Pacific Ltd., Class A Shares	2,899,080
44,000	Texwinca Holdings Ltd.	39,510
142,000	Victory City International Holdings Ltd.	37,503
3,000	VTech Holdings Ltd.	30,185

	Total Hong Kong	27,847,712

India — 0.5%
65,808	ICICI Bank Ltd., ADR	2,517,156
32,500	Reliance Industries Ltd., Luxembourg Shares, GDR (d)	1,378,000

	Total India	3,895,156

Indonesia — 0.1%
1,127,000	PT Telekomunikasi Indonesia Tbk	1,002,046

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

COMMON STOCKS — 96.3% — (continued)
Ireland — 0.6%
79,400	Covidien PLC	$3,900,129
4,508	DCC PLC	118,531
1,199	FBD Holdings PLC	9,389
21,485	Greencore Group PLC	39,324
84,516	Total Produce PLC	43,867
4,606	United Drug PLC	14,281

	Total Ireland	4,125,521

Israel — 1.8%
332,958	Makhteshim-Agan Industries Ltd.	1,695,603
183,791	Teva Pharmaceutical Industries Ltd., ADR (b)	11,029,298

	Total Israel	12,724,901

Italy — 1.0%
4,335	ACEA SpA	44,202
4,028	Autostrada Torino-Milano SpA	49,462
5,704	Benetton Group SpA	45,422
13,995	Caltagirone Editore SpA	35,517
721	Danieli & C Officine Meccaniche SpA	16,594
16,913	De’Longhi SpA	69,997
1,133	Engineering Ingegneria Informatica SpA*	38,689
99,688	Eni SpA	2,256,236
88,475	Fiat SpA, Risparmio shares	607,865
15,973	Hera SpA	36,283
463,440	Intesa Sanpaolo SpA*	1,634,755
33,476	Iride SpA (b)	59,259
1,852	Italmobiliare SpA*	68,604
18,900	Maire Tecnimont SpA	58,859
272,078	Mediaset SpA	2,066,270
20,950	Recordati SpA	157,672
8,404	Societa Iniziative Autostradali e Servizi SpA	72,318

	Total Italy	7,318,004

Japan — 13.1%
4,600	ADEKA Corp.	42,816
1,000	Ain Pharmaciez Inc.	26,674
4,400	Aisan Industry Co., Ltd.	36,250
3,400	AOKI Holdings Inc.	40,563
3,400	Arc Land Sakamoto Co., Ltd.	36,966
600	Arcs Co., Ltd.	8,198
52,900	Astellas Pharma Inc.	1,991,564
7,850	Belluna Co., Ltd.	33,043
177,400	Bridgestone Corp.	3,110,739
2,000	C Uyemura & Co., Ltd.	71,356
143,200	Canon Inc.	5,955,249
4,500	Cawachi Ltd.	90,557
396	Central Japan Railway Co.	2,999,527
14,000	Chuetsu Pulp & Paper Co., Ltd.	25,526
7,000	Chugoku Marine Paints Ltd.	45,222
597,000	Chuo Mitsui Trust Holdings Inc.	2,150,141
3,700	Circle K Sunkus Co., Ltd.	46,432
2,400	cocokara fine HOLDINGS Inc.	40,761
9,000	COMSYS Holdings Corp.	86,404
2,300	Cosmos Pharmaceutical Corp.	49,339
1,000	CREATE SD HOLDINGS Co., Ltd.	17,051
42	DA Office Investment Corp., Class A Shares	87,687
43,000	Daihatsu Motor Co., Ltd.	410,884

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

COMMON STOCKS — 96.3% — (continued)
Japan — 13.1% — (continued)

1,200	Dai-ichi Seiko Co., Ltd.	$41,598
19,100	Daikin Industries Ltd.	735,194
40,000	Daito Trust Construction Co., Ltd.	1,956,106
276,000	Daiwa Securities Group Inc.	1,363,692
3,900	DTS Corp.	38,715
4,000	EDION Corp.	42,183
2,700	Exedy Corp.	60,351
46,700	FamilyMart Co., Ltd.	1,496,397
26,130	Fanuc Ltd.	2,552,711
47	Fields Corp.	58,929
1,400	FP Corp.	65,785
2,500	Fuji Seal International Inc.	51,407
400	Funai Electric Co., Ltd.	17,265
4,400	Furuno Electric Co., Ltd.	19,512
60	Geo Corp.	63,140
500	GROWELL HOLDINGS Co., Ltd.	11,480
13,000	Hanwa Co., Ltd.	51,649
161,700	Honda Motor Co., Ltd.	5,605,356
1,700	Hosiden Corp.	20,511
2,000	Hyakujushi Bank Ltd. (The)	7,496
7,700	Inabata & Co., Ltd.	30,159
4,600	Ines Corp.	32,410
228	INPEX Corp.	1,667,980
3,200	IT Holdings Corp.	35,764
26,000	Jaccs Co., Ltd.	56,477
5,000	Japan Aviation Electronics Industry Ltd.	35,228
14,000	Japan Radio Co., Ltd.	26,629
649	Japan Tobacco Inc.	2,355,684
51,000	JGC Corp.	958,582
183,300	JTEKT Corp.	1,926,868
18,000	Juroku Bank Ltd. (The)	71,716
10,000	Kagoshima Bank Ltd. (The)	69,781
362	KDDI Corp.	1,931,210
6,000	Kojima Co., Ltd.	48,081
184,741	Komatsu Ltd.	3,709,375
207,500	Konica Minolta Holdings Inc.	2,146,230
1,100	K’s Holdings Corp.	32,362
6,600	Kuroda Electric Co., Ltd.	91,962
16,000	Kyodo Printing Co., Ltd.	45,020
2,500	Kyoei Steel Ltd.	46,005
6,000	Kyorin Co., Ltd.	90,017
9,100	Kyowa Exeo Corp.	77,225
5,000	Kyudenko Corp.	29,432
2,500	Macnica Inc.	41,896
6,000	Maeda Road Construction Co., Ltd.	50,917
461,000	Marubeni Corp.	2,755,104
17,000	Marudai Food Co., Ltd.	50,895
1,400	Matsuda Sangyo Co., Ltd.	24,108
4,000	Matsumotokiyoshi Holdings Co., Ltd.	87,968
2,600	Meiko Electronics Co. (b)	62,330
1,400	Melco Holdings Inc.	36,241
12,000	Michinoku Bank Ltd. (The)	24,041
41	MID Reit Inc., Class A Shares	85,553
3,700	Miraca Holdings Inc.	112,020
226,300	Mitsubishi Corp.	5,654,315
1,000	Mitsui Home Co., Ltd.	5,324
699,500	Mizuho Financial Group Inc.	1,354,125

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

COMMON STOCKS — 96.3% — (continued)
Japan — 13.1% — (continued)

800	Nafco Co., Ltd.	$14,920
600	Nakanishi Inc.	56,725
8,400	Namura Shipbuilding Co., Ltd.	46,609
3,200	NEC Capital Solutions Ltd.	44,119
1,300	NEC Mobiling Ltd.	32,921
2,400	NEC Networks & System Integration Corp.	28,443
5,600	Nintendo Co., Ltd.	1,523,376
5,000	Nippo Corp.	39,392
12,000	Nippon Carbon Co., Ltd.	36,736
49	Nippon Commercial Investment Corp.	61,822
14,000	Nippon Road Co., Ltd. (The)	32,144
10,000	Nippon Soda Co., Ltd.	38,492
20,000	Nishimatsu Construction Co., Ltd.	24,311
3,300	Nishio Rent All Co., Ltd.	23,993
4,000	Nittetsu Mining Co., Ltd.	17,288
361,500	Nomura Holdings Inc.	2,669,038
49,400	Nomura Research Institute Ltd.	1,083,631
6,300	Noritsu Koki Co., Ltd.	39,211
2,100	NS Solutions Corp.	33,137
3,800	Otsuka Kagu Ltd.	32,504
107,900	Panasonic Corp.	1,499,792
8,500	Park24 Co., Ltd.	88,396
1,470	Point Inc.	91,162
15	Premier Investment Corp., Class A Shares	49,617
3,400	Ricoh Leasing Co., Ltd.	77,988
10,000	Riken Corp.	34,553
4,100	Riso Kagaku Corp.	40,746
7,600	Round One Corp.	48,927
800	Saint Marc Holdings Co., Ltd.	26,787
15,000	Sakai Chemical Industry Co., Ltd.	65,504
7,000	San-In Godo Bank Ltd. (The)	55,464
18,000	Sankyu Inc.	86,505
3,000	Sanyo Denki Co., Ltd.	10,096
7,000	SEC Carbon Ltd.	42,780
14,000	Seino Holdings Corp.	98,796
478,000	Sekisui Chemical Co., Ltd.	3,163,354
1,000	Shimachu Co., Ltd.	21,125
20,600	Shimamura Co., Ltd.	1,794,530
30,400	Shin-Etsu Chemical Co., Ltd.	1,635,476
3,900	Shinko Shoji Co., Ltd.	35,642
10,000	Shinmaywa Industries Ltd.	33,202
49	Ship Healthcare Holdings Inc.	27,740
100	SKY Perfect JSAT Holdings Inc.	44,344
3,600	Sohgo Security Services Co., Ltd.	41,004
314,000	Sompo Japan Insurance Inc.	2,173,438
1,305	Sony Financial Holdings Inc.	3,801,170
42,900	Sumco Corp.*	777,849
1,390	Sumitomo Real Estate Sales Co., Ltd.	60,309
11,000	Sumitomo Seika Chemicals Co., Ltd.	43,084
12,000	SWCC Showa Holdings Co., Ltd.*	10,940
25,500	Takeda Pharmaceutical Co., Ltd.	1,155,177
3,000	Takeuchi Manufacturing Co., Ltd.*	35,791
3,300	Tamron Co., Ltd.*	47,912
102,000	THK Co., Ltd.	1,975,712
600	Tocalo Co., Ltd.	11,676
4,100	Tokai Rika Co., Ltd.	73,786
9,000	Tokyo Tekko Co., Ltd.*	27,755

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

COMMON STOCKS — 96.3% — (continued)
Japan — 13.1% — (continued)

30,000	Topy Industries Ltd.*	$54,361
259	Tosei Corp. (b)*	64,714
11,000	Toyo Engineering Corp.	36,894
18,000	Toyo Suisan Kaisha Ltd.	501,609
76,600	Toyota Motor Corp.	2,870,884
8,000	Tsukuba Bank Ltd.*	24,581
600	Tsuruha Holdings Inc.	23,230
30,200	Unicharm Corp.	2,895,937
16,000	Uniden Corp.*	40,878
3,600	Unipres Corp.	49,310
6,500	United Arrows Ltd.	70,450
123,600	Ushio Inc.	2,001,805
5,100	Valor Co., Ltd.	41,615
31,080	Yamada Denki Co., Ltd.	2,168,779

	Total Japan	93,553,448

Liechtenstein — 0.0%
1,293	Liechtenstein Landesbank AG*	84,169

Luxembourg — 0.3%
60,896	ArcelorMittal (b)	2,326,484
10,194	GAGFAH SA	93,792
40,353	Regus PLC	51,474

	Total Luxembourg	2,471,750

Mexico — 1.1%
53,580	America Movil SAB de CV, Class L Shares, ADR	2,388,061
69,941	Desarrolladora Homex SA de CV, ADR (b)*	1,912,187
644,100	Wal-Mart de Mexico SA de CV, Class V Shares	3,202,908

	Total Mexico	7,503,156

Netherlands — 3.5%
624	Accell Group	30,411
27,052	Akzo Nobel NV	1,379,910
3,766	BinckBank NV	67,798
1,707	CSM NV	45,478
42,791	Heineken NV	2,108,228
601,158	ING Groep NV*	5,390,663
5,529	Koninklijke BAM Groep NV	43,923
254,512	Koninklijke KPN NV	4,067,363
2,476	Macintosh Retail Group NV	50,002
1,962	Mediq NV	33,646
1,571	Nutreco Holding NV	93,365
219,085	Reed Elsevier NV	2,518,473
171,003	SBM Offshore NV	3,043,456
4,357	SNS REAAL*	22,246
56,317	TNT NV	1,462,314
160,589	Unilever NV	4,847,601
3,330	Vastned Offices/Industrial NV	57,470
304	VastNed Retail NV	19,371

	Total Netherlands	25,281,718

New Zealand — 0.0%
59,663	Air New Zealand Ltd.	53,868
49,930	Goodman Property Trust	35,645

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

COMMON STOCKS — 96.3% — (continued)
New Zealand — 0.0% — (continued)

10,143	Tower Ltd.	$13,488
17,217	Vector Ltd.	23,377

	Total New Zealand	126,378

Norway — 1.0%
6,400	Aker Solutions ASA	84,860
7,500	Atea ASA	61,891
181,188	DnB NOR ASA*	1,971,070
8,000	EDB Business Partner ASA*	30,501
2,792	Fred Olsen Energy ASA	98,310
2,800	Leroy Seafood Group ASA	61,205
1,700	Norwegian Air Shuttle AS (b)*	39,176
2,000	Petroleum Geo-Services ASA*	25,366
6,000	Songa Offshore SE*	29,382
6,654	SpareBank 1 SMN (b)	58,067
110,785	StatoilHydro ASA	2,487,335
1,800	Storebrand ASA*	12,530
168,700	Telenor ASA*	2,135,371
6,400	TGS Nopec Geophysical Co. ASA*	122,654
2,100	Wilh Wilhelmsen ASA, Class A Shares	49,640

	Total Norway	7,267,358

Panama — 0.2%
25,900	Copa Holdings SA, Class A Shares*	1,408,701

Peru 0.0%
6,400	Copeinca ASA*	54,224

Singapore — 0.7%
86,000	Cambridge Industrial Trust	27,237
848,000	CapitaLand Ltd.	2,281,371
148,000	Gallant Venture Ltd.*	25,807
132,000	Hi-P International Ltd.	62,005
75,000	Ho Bee Investment Ltd.	89,143
12,000	Hong Leong Asia Ltd.	31,429
9,000	Indofood Agri Resources Ltd.*	13,644
61,000	Lippo-Mapletree Indonesia Retail Trust	21,056
6,000	MobileOne Ltd.	8,797
962,000	SembCorp. Industries Ltd.	2,581,217
13,000	Straits Asia Resources Ltd.	18,690
57,000	Swiber Holdings Ltd.*	43,002
5,000	Venture Corp., Ltd.	30,035
36,000	Wing Tai Holdings Ltd.	43,045

	Total Singapore	5,276,478

South Korea — 0.4%
20,174	Hyundai Motor Co.	2,000,008
988	Samsung Electronics Co., Ltd.	633,683

	Total South Korea	2,633,691

Spain — 3.2%
62,363	Banco Bilbao Vizcaya Argentaria SA	813,484
282,803	Banco Santander Central Hispano SA	3,688,594
3,362	Corp Financiera Alba	165,088
141,438	Gamesa Corp. Tecnologica SA	1,765,758
150,121	Iberdrola Renovables SA	631,145
52,596	Inditex SA	3,111,428
724,755	Mapfre SA	2,618,399

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

COMMON STOCKS — 96.3% — (continued)
Spain — 3.2% — (continued)

3,362	Miquel y Costas & Miquel SA	$73,015
461	Obrascon Huarte Lain SA	10,239
16,446	Red Electrica Corporacion SA	830,254
383,806	Telefonica SA	9,040,529

	Total Spain	22,747,933

Sweden — 0.9%
109,905	Assa Abloy AB, Class B Shares	2,069,594
11,132	Boliden AB	136,694
8,126	Castellum AB	80,912
6,214	Fabege AB	40,491
57,946	Hennes & Mauritz AB, Class B Shares	3,527,128
4,434	Hexpol AB*	46,490
125	Hoganas AB, Class B Shares	2,947
4,936	Industrial & Financial Systems, Class B Shares	61,479
6,381	KappAhl Holding AB	59,945
15,377	Klovern AB	53,454
3,726	NCC AB, Class B Shares	60,698
6,663	Nolato AB, Class B Shares	64,938
11,080	PA Resources AB*	35,086
2,019	Peab AB	11,764
5,610	Saab AB, Class B Shares	76,388

	Total Sweden	6,328,008

Switzerland — 10.3%
73,383	ABB Ltd.*	1,488,206
12,956	Actelion Ltd.*	662,007
1,143	Baloise Holding AG	98,566
111	Banque Cantonale Vaudoise	49,569
151,044	Credit Suisse Group	6,724,031
11,402	Ferrexpo PLC	49,002
155	Forbo Holding AG*	53,053
138	Galenica AG (b)	52,000
171	Helvetia Holding AG	54,420
121,743	Julius Baer Group Ltd.	3,797,155
143,405	Julius Baer Holding AG	1,568,555
83,000	Logitech International SA*	1,281,213
17,404	Lonza Group, Registered Shares	1,374,128
215,121	Nestle SA	10,730,954
277,072	Novartis AG	15,450,351
74,415	Roche Holding AG	12,459,217
852	Schweizerische National-Versicherungs-Gesellschaft AG*	23,139
1,613	SGS SA	2,164,717
2,471	Swatch Group AG (The)	688,836
75,070	Swisslog Holding AG	67,959
18,461	Syngenta AG	4,789,695
34,801	Transocean Ltd.*	2,777,816
15	Vetropack Holding AG	24,484
363	Walter Meier AG	43,364
31,542	Xstrata PLC*	495,121
32	Zehnder Group AG	45,842
25,270	Zurich Financial Services AG	6,108,194

	Total Switzerland	73,121,594

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

COMMON STOCKS — 96.3% — (continued)
Taiwan — 0.6%
105,204	MediaTek Inc.	$1,653,533
305,440	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,978,040

	Total Taiwan	4,631,573

Turkey — 0.2%
269,090	Turkcell Iletisim Hizmet AS	1,579,853

United Kingdom — 17.8%
1,200	Acergy SA	19,805
13,623	Aero Inventory PLC (a)(c)*	0
150,267	Aggreko PLC	2,232,817
16,768	Amlin PLC	100,889
568,700	Arm Holdings PLC	1,766,332
3,456	Arriva PLC	26,967
49,367	AstraZeneca PLC	2,169,410
73,304	Autonomy Corp., PLC*	1,709,244
314,160	Aviva PLC	1,868,678
803,440	BAE Systems PLC	4,583,088
19,207	Beazley PLC	33,018
271,432	BG Group PLC	4,736,434
109,664	BHP Billiton PLC	3,354,258
784,155	BP PLC	6,915,767
4,906	Brit Insurance Holdings NV	57,571
108,642	British American Tobacco PLC	3,691,392
303,777	British Sky Broadcasting Group PLC	2,518,481
247,023	Bunzl PLC	2,561,831
752,172	Cairn Energy PLC*	3,833,261
8,082	Cape PLC*	27,251
42,771	Capital & Regional PLC (Deferred Shares) (a)	0
27,208	Carillion PLC	117,470
90,393	Carnival PLC	3,417,799
659,495	Centrica PLC	2,811,182
11,318	Charter International PLC	114,790
28,093	Chaucer Holdings PLC	19,480
3,666	Clarkson PLC	44,221
8,187	Close Brothers Group PLC	84,157
215,974	Compass Group PLC	1,604,908
20,449	Computacenter PLC	89,660
16,200	Daily Mail & General Trust	109,766
15,317	Dairy Crest Group PLC	84,152
1,421	Dana Petroleum PLC*	23,735
1,513	Davis Service Group PLC	9,362
79,319	Debenhams PLC*	75,854
30,770	Delta PLC	73,974
6,625	Devro PLC	17,366
2,509	Drax Group PLC	15,291
57,145	Eurasian Natural Resources Corp. PLC	894,404
333,595	Firstgroup PLC	1,807,866
25,315	Game Group PLC	31,636
113,209	GlaxoSmithKline PLC	2,094,520
12,191	Halfords Group PLC	84,368
5,119	Hargreaves Services PLC	57,340
4,786	Healthcare Locums PLC	17,068
32,643	HMV Group PLC	34,326
23,215	Holidaybreak PLC	89,157
810,867	HSBC Holdings PLC	8,892,537
4,023	IG Group Holdings PLC	23,709

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

COMMON STOCKS — 96.3% — (continued)
United Kingdom — 17.8% — (continued)

76,418	Imperial Tobacco Group PLC	$2,382,793
89,661	Inchcape PLC*	34,776
20,631	Informa PLC	105,487
21,765	Interserve PLC	66,373
23,078	JKX Oil & Gas PLC	88,384
83,849	Johnston Press PLC*	31,627
88,935	Kcom Group PLC	64,719
735,000	Kingfisher PLC	2,408,301
20,616	Laird PLC	40,122
10,000	Lavendon Group PLC	9,106
25,141	Logica PLC	45,748
5,558	Mapeley Ltd. (a)(c)*	85
228,300	Marks & Spencer Group PLC	1,148,514
14,791	Meggitt PLC	62,530
10,335	Melrose Resources PLC	49,299
11,700	Menzies (John) PLC*	55,944
13,538	Misys PLC*	46,999
4,163	Mondi PLC	24,147
8,192	Morgan Sindall PLC	69,290
5,596	Northumbrian Water Group PLC	23,513
133,028	Pearson PLC	1,848,940
182,261	Petrofac Ltd.	2,852,654
2,237	Petropavlovsk PLC	32,183
14,584	Phoenix IT Group Ltd.*	64,233
420,400	Prudential PLC	3,860,155
113,923	Reckitt Benckiser Group PLC	5,986,371
2,964	Restaurant Group PLC	9,323
567,004	Rexam PLC	2,411,742
97,816	Rio Tinto PLC	5,014,768
3,505	Robert Wiseman Dairies PLC	27,403
92,355	ROK PLC	60,170
328,994	Rolls-Royce Group PLC*	2,797,739
89,600	Sabmiller PLC	2,348,667
554,377	Sage Group PLC	2,000,653
37,973	Scott Wilson Group PLC	54,109
105,500	Scottish & Southern Energy PLC	1,802,366
85,561	Senior PLC	102,360
20,671	Severfield-Rowen PLC	65,683
187,835	Smith & Nephew PLC	1,927,965
9,469	Spectris PLC	113,714
33,230	Sportingbet PLC	32,538
40,001	Sports Direct International PLC	62,547
7,655	SSL International PLC	86,213
25,319	St. Ives PLC	18,618
193,488	Standard Chartered PLC	4,605,959
5,092	Synergy Health PLC	46,328
1,414,892	Tesco PLC	9,049,971
28,811	Trinity Mirror PLC*	58,002
16,151	Tullett Prebon PLC	70,323
1,965,912	Vodafone Group PLC	4,237,912
83,014	Wellstream Holdings PLC	632,567
11,995	William Hill PLC	35,647
530,094	WM Morrison Supermarkets PLC	2,411,472
15,519	WSP Group PLC	62,912

	Total United Kingdom	126,496,556

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares		Security	Value

COMMON STOCKS — 96.3% — (continued)
United — States 0.6%
38,701		Schlumberger Ltd. (b)	$2,364,631
48,900		Southern Copper Corp. (b)	1,435,704
6,700		Thomson Reuters Corp.	232,490

		Total United States	4,032,825

		TOTAL COMMON STOCKS (Cost — $623,033,436)	686,558,578

RIGHTS — 0.0%
Australia — 0.0%
		FlexiGroup Ltd. (a)*
559		(Cost $0)	0

UNITS — 0.2%
Brazil — 0.2%
		Anhanguera Educacional Participacoes SA*
86,025		(Cost $1,149,165)	1,263,760

WARRANTS — 0.4%
Luxembourg — 0.4%
		Shriram Transport Finance Co., Ltd., expires 1/18/13(a) (d)*
259,321		(Cost $2,277,418)	2,577,651

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $626,460,019)	690,399,989

Face
Amount

SHORT-TERM INVESTMENTS (e) — 5.6%
MONEY MARKET FUNDS — 3.6%
$3,548,655		CGCM Money Market Investments (f)	3,548,655
22,139,974		The AIM STIT — Liquid Assets Portfolio (f)	22,139,974

		TOTAL MONEY MARKET FUNDS (Cost — $25,688,629)	25,688,629

TIME DEPOSITS — 2.0%
6,553,375		Bank of America — Toronto, 0.030% due 3/1/10	6,553,375
		BBH — Grand Cayman:
75	SGD	0.010% due 3/1/10	53
40,465	HKD	0.010% due 3/1/10	5,213
2,216,484	JPY	0.010% due 3/1/10	24,946
240	SEK	0.010% due 3/1/10	34
8	CHF	0.010% due 3/1/10	8
8,626	EUR	0.045% due 3/1/10	11,783
215	DKK	0.150% due 3/1/10	40
54	AUD	2.935% due 3/1/10	48

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Face
Amount		Security	Value

TIME DEPOSITS — 2.0% — (continued)

$905,680		HSBC Bank — Grand Cayman, 0.030% due 3/1/10	$905,680
49,326	GBP	JPMorgan Chase & Co. — London, 0.063% due 3/1/10	75,173
6,978,482		Wells Fargo — Grand Cayman, 0.030% due 3/1/10	6,978,482

		TOTAL TIME DEPOSITS (Cost — $14,554,835)	14,554,835

		TOTAL SHORT-TERM INVESTMENTS (Cost — $40,243,464)	40,243,464

		TOTAL INVESTMENTS — 102.5% (Cost — $666,703,483#)	730,643,453

		Liabilities in Excess of Other Assets — (2.5)%	(17,590,730)

		TOTAL NET ASSETS — 100.0%	$713,052,723

*	Non-income producing securities.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(b)	All or a portion of this security is on loan (See Note 1).
(c)	Illiquid security.
(d)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(e)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 2.0%.
(f)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
AUD	—	Australian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro Dollar
GDR	—	Global Depositary Receipt
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments
Summary of Investments by Security Sector ^

Financials	19.3%
Industrials	11.9
Health Care	11.0
Consumer Discretionary	10.7
Consumer Staples	10.3
Energy	9.8
Materials	8.1
Information Technology	6.4
Telecommunication Services	4.6
Utilities	2.4
Short-Term Investments	5.5

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

COMMON STOCKS — 89.7%
Bermuda — 0.5%
43,579	Credicorp Ltd.	$3,403,520

Brazil — 15.4%
47,000	AES Tiete SA	495,794
189,708	Banco Bradesco SA, ADR	3,283,845
542,223	Banco do Brasil SA	8,962,040
79,000	Banco do Estado do Rio Grande do Sul	635,544
532,650	Banco Itau Holding Financeira SA	10,794,063
82,000	BM&F BOVESPA SA	539,033
41,862	Brasil Telecom SA, ADR*	446,249
73,796	Brasil Telecom SA, Sponsored ADR*	1,515,770
46,900	BRF — Brasil Foods SA	1,148,316
13,000	Cia Brasileira de Distribuicao Grupo Pao de Acucar, Class A Shares, ADR (a)	889,980
44,724	Cia de Bebidas das Americas, ADR	4,335,992
95,169	Cia Energetica de Minas Gerais	1,569,814
62,000	Cia Paranaense de Energia, ADR (a)	1,270,380
335,732	Cia Vale do Rio Doce	9,403,814
793,200	Companhia Brasileira de Meios de Pagamento	6,231,452
113,000	Companhia Energetica de Minas Gerais, ADR (a)	1,849,810
116,300	Compania de Concessoes Rodoviarias	2,463,340
86,000	Compania Siderurgica Nacional SA, ADR (a)	2,811,340
60,969	Cyrela Brazil Realty SA	763,318
69,100	Eletropaulo Metropolitana de Sao Paulo SA, Class B Shares	1,439,431
98,200	Fertilizantes Fosfatados SA*	975,921
25,400	Hypermarcas S.A.*	304,182
177,799	Marfrig Alimentos SA	2,078,920
73,200	MRV Engenharia e Participacoes SA	532,393
198,800	Natura Cosmeticos SA	3,675,452
37,200	NET Servicos de Comunicacao SA*	458,920
219,192	OGX Petroleo e Gas Participacoes SA	1,916,705
84,112	Petroleo Brasileiro SA, ADR	3,587,377
341,275	Petroleo Brasileiro SA, Class A Shares, ADR	13,104,961
461,000	Redecard SA	6,731,422
120,600	Souza Cruz SA	4,139,295
18,500	Tam SA, ADR	340,585
2,900	Tele Norte Leste Participacoes SA	60,378
8,400	Telemar Norte Leste SA	241,113
99,709	Tractebel Energia SA	1,146,475
14,500	Usinas Siderurgicas de Minas Gerais SA	412,181
364,177	Vale SA, Class B Shares, ADR (a)	10,145,972
83,472	Vivo Participacoes SA, ADR	2,258,752

	Total Brazil	112,960,329

Canada — 0.4%
39,500	First Quantum Minerals Ltd.	3,077,581

Chile — 0.4%
28,123	Empresa Nacional de Electricidad SA, ADR	1,402,494
3,220,275	Enersis SA	1,398,572

	Total Chile	2,801,066

China — 9.2%
434,000	Air China Ltd., Class H Shares (b)*	378,529
190,000	Anta Sports Products Ltd.	274,153
5,202,000	Bank of China Ltd., Class H Shares	2,519,875
93,000	BBMG Corp., Class H Shares*	91,058
590,000	China Citic Bank, Class H Shares	394,494
331,000	China Coal Energy Co., Class H Shares	526,216

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

COMMON STOCKS — 89.7% — (continued)
China — 9.2% — (continued)

324,000	China Communications Services Corp., Ltd., Class H Shares	$166,548
9,212,000	China Construction Bank Corp., Class H Shares	6,954,602
181,000	China High Speed Transmission Equipment Group Co., Ltd.	347,445
2,146,000	China Life Insurance Co., Ltd., Class H Shares	9,510,621
315,000	China Longyuan Power Group Corp., Class H Shares*	384,310
1,380,000	China National Building Material Co., Ltd., Class H Shares	2,371,678
5,248,000	China Petroleum & Chemical Corp., Class H Shares	4,117,484
1,779,500	China Railway Construction Corp., Class H Shares	2,333,816
258,000	China Railway Group Ltd., Class H Shares*	191,786
801,100	China Shenhua Energy Co., Ltd., Class H Shares	3,436,780
624,000	China Telecom Corp., Ltd., Class H Shares	273,328
1,370,000	China Zhongwang Holdings Ltd. (a)*	1,179,011
243	Country Garden Holdings Co., Ltd.	85
318,000	Dongfeng Motor Group Co., Ltd., Class H Shares	462,122
98,000	Golden Eagle Retail Group Ltd.	179,786
208,000	Harbin Power Equipment Co., Ltd., Class H Shares	167,480
2,524,000	Hidili Industry International Development Ltd.*	2,705,412
12,896,000	Industrials & Commercial Bank of China Ltd., Class H Shares	9,121,118
1,719,000	Jiangsu Expressway Co., Ltd., Class H Shares	1,594,517
196,000	Jiangxi Copper Co., Ltd., Class H Shares	397,449
90,200	Netease.com, ADR*	3,505,172
6,900	New Oriental Education & Technology Group Inc., ADR (a)*	539,511
2,763,500	PetroChina Co., Ltd., Class H Shares	3,076,054
64,500	Ping An Insurance Group Co. of China Ltd., Class H Shares	490,267
11,329,000	Renhe Commercial Holdings Co. Ltd.	2,583,364
20,400	Sinopharm Group Co., Class H Shares*	91,854
2,823,900	Soho China Ltd.	1,393,378
97,100	Tencent Holdings Ltd.	1,897,691
60,000	Weichai Power Co., Ltd., Class H Shares	454,903
158,000	Xinao Gas Holdings Ltd.	377,795
382,000	Yanzhou Coal Mining Co., Ltd., Class H Shares	811,038
2,289,000	Zhejiang Expressway Co., Ltd., Class H Shares	2,076,057
720,500	Zijin Mining Group Co., Ltd., Class H Shares	613,559

	Total China	67,990,346

Colombia — 0.1%
7,700	BanColombia SA, ADR	357,126
296,613	Ecopetrol SA	393,588
12,949	Suramericana de Inversiones SA	178,269

	Total Colombia	928,983

Czech Republic — 0.4%
32,339	CEZ AS	1,481,814
4,514	Komercni Banka AS	891,437
34,088	Telefonica O2 Czech Republic AS	806,020

	Total Czech Republic	3,179,271

Egypt — 1.8%
288,247	Commercial International Bank	3,334,004
53,400	Eastern Tobacco	1,220,954
46,946	Egyptian Co. for Mobile Services	1,806,865
60,064	Egyptian Financial Group-Hermes Holding	317,387
111,112	El Ezz Steel Co.	373,409
12,741	El Sewedy Cables Holding Co.	182,180
99,729	Orascom Construction Industries	4,341,573
5,811	Orascom Construction Industries, GDR	252,779
273,111	Orascom Telecom Holding SAE	306,441

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

COMMON STOCKS — 89.7% — (continued)
Egypt — 1.8% — (continued)

57,159	Orascom Telecom Holding SAE, GDR	$304,086
292,286	Talaat Moustafa Group*	400,363
124,863	Telecom Egypt	441,228

	Total Egypt	13,281,269

France — 0.2%
31,955	CFAO SA*	1,232,164

Hong Kong — 4.5%
428,000	Agile Property Holdings Ltd.	545,883
97,500	Beijing Enterprises Holdings Ltd.	612,350
206,000	Chaoda Modern Agriculture Holdings Ltd.	222,929
240,000	China Agri-Industries Holdings Ltd.	345,061
116,000	China Everbright Ltd.	281,254
698,000	China Mobile Ltd.	6,888,188
492,400	China Overseas Land & Investment Ltd.	997,221
1,641,600	China Resources Power Holdings Co.	3,244,244
959,000	China Unicom Ltd.	1,149,006
120,000	Citic Pacific Ltd.	267,144
3,969,805	CNOOC Ltd.	6,229,271
410,000	Fushan International Energy Group Ltd.	364,463
967,600	GOME Electrical Appliances Holdings Ltd.*	304,163
208,000	Guangdong Investment Ltd.	104,508
112,000	Hengan International Group Co., Ltd.	769,070
150,000	Hopson Development Holdings Ltd.	209,866
989,540	Melco Crown Entertainment Ltd., ADR (a)*	3,997,742
9,930,500	REXLot Holdings Ltd.	1,356,119
106,000	Shanghai Industrial Holdings Ltd.	455,431
230,500	Shimao Property Holdings Ltd.	383,667
7,899,000	Shougang Concord International Enterprises Co., Ltd.	1,770,688
5,161,000	SJM Holdings Ltd.	2,686,185

	Total Hong Kong	33,184,453

Hungary — 0.4%
10,160	MOL Hungarian Oil and Gas Nyrt*	916,614
52,545	OTP Bank PLC*	1,451,446
2,495	Richter Gedeon Nyrt	520,877

	Total Hungary	2,888,937

India — 3.9%
28,597	Axis Bank Ltd., GDR	709,206
68,526	Dr Reddys Laboratories Ltd., ADR (a)	1,686,425
16,296	HDFC Bank Ltd., ADR (a)	1,983,060
140,975	ICICI Bank Ltd., ADR	5,392,293
129,559	Infosys Technologies Ltd., ADR (a)	7,371,906
49,710	Mahindra & Mahindra Ltd., GDR	1,103,562
112,322	Reliance Industries Ltd., London Shares, GDR (c)	4,762,453
49,744	Reliance Industries Ltd., Luxembourg Shares, GDR (c)	2,109,146
8,091	State Bank of India Ltd., London Shares, GDR	699,062
58,748	Sterlite Industries India Ltd., ADR	992,254
40,729	Tata Communications Ltd., ADR (a)	505,040
41,139	Tata Motors Ltd., ADR (a)	665,629
34,775	Wipro Ltd., ADR (a)	751,836

	Total India	28,731,872

Indonesia — 3.0%
9,633,713	Adaro Energy PT	1,888,559
3,518,300	Indofood Sukses Makmur Tbk PT	1,432,195

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

COMMON STOCKS — 89.7% — (continued)
Indonesia — 3.0% — (continued)

2,176,000	Perusahaan Gas Negara PT	$844,992
962,500	PT Aneka Tambang Tbk	213,946
418,675	PT Astra International Tbk	1,625,813
2,097,500	PT Bank Central Asia Tbk	1,095,374
7,852,400	PT Bank Mandiri Persero Tbk	3,764,274
1,181,000	PT Bank Rakyat Indonesia	904,569
1,740,000	PT Bumi Resources Tbk	419,389
1,702,496	PT Telekomunikasi Indonesia Tbk	1,513,735
1,377,500	PT United Tractors Tbk	2,530,704
690,000	Semen Gresik Persero Tbk PT	561,757
1,246,000	Tambang Batubara Bukit Asam Tbk PT	2,082,228
93,200	Telekomunikasi Indonesia Tbk PT, ADR	3,349,608
215,000	Unilever Indonesia Tbk PT	264,863

	Total Indonesia	22,492,006

Israel — 1.9%
31,414	Bank Hapoalim BM*	130,324
48,977	Bank Leumi Le-Israel BM*	206,941
64,812	Bezeq Israeli Telecommunication Corp., Ltd.	168,114
38,100	Cellcom Israel Ltd.	1,298,448
8,200	Check Point Software Technologies*	267,320
100,466	Delek Automotive Systems Ltd.	1,219,299
2,577	Discount Investment Corp.	65,072
354,400	Israel Chemicals Ltd.	4,309,586
71	Israel Corp. Ltd. (The)*	53,841
30,733	Israel Discount Bank, Class A Shares*	67,041
1,865	Mizrahi Tefahot Bank Ltd.*	16,332
109,370	Teva Pharmaceutical Industries Ltd., ADR (a)	6,563,295

	Total Israel	14,365,613

Luxembourg — 0.2%
27,600	Oriflame Cosmetics SA	1,615,898

Macau — 0.3%
1,991,300	Wynn Macau Ltd. (a)*	2,501,279

Malaysia — 0.4%
99,725	Axiata Group Berhad*	109,316
20,600	Berjaya Sports Toto Bhd	25,850
108,700	British American Tobacco Malaysia Bhd	1,341,040
52,200	Bumiputra-Commerce Holdings Bhd*	199,733
17,300	Genting Bhd	32,081
6,200	Hong Leong Financial Group Bhd	14,030
77,920	IJM Corp. Bhd	101,443
18,800	Kuala Lumpur Kepong Bhd	92,488
97,030	Malayan Banking Bhd	198,750
58,400	Maxis Bhd	94,737
62,200	PLUS Expressways Bhd	63,064
6,700	PPB Group Bhd	31,898
13,050	Public Bank Bhd	42,570
38,400	Public Bank Bhd, Registered Shares	125,489
4,600	RHB Capital Bhd	7,138
71,400	Sime Darby Bhd	177,307
9	SP Setia Bhd	11
1,500	Tanjong PLC	7,767
74,500	Telekom Malaysia Bhd	71,375

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

COMMON STOCKS — 89.7% — (continued)
Malaysia — 0.4% — (continued)

46,500	Tenaga Nasional Bhd	$108,777
17,000	UMW Holdings Bhd	31,325

	Total Malaysia	2,876,189

Mexico — 4.8%
36,300	Alfa SAB de CV, Class A Shares	244,661
306,591	America Movil SAB de CV, Class L Shares, ADR	13,664,761
291,092	Corporacion GEO SA de CV*	858,924
58,450	Desarrolladora Homex SA de CV, ADR (a)*	1,598,023
156,164	Fomento Economico Mexicano SAB de CV, ADR	6,683,819
69,300	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	236,799
108,700	Grupo Financiero Banorte SA de CV, Class O Shares	407,720
1,987,569	Grupo Mexico SAB de CV, Class B Shares	4,735,385
54,000	Grupo Modelo SAB de CV*	300,900
191,800	Grupo Televisa SA, ADR	3,540,628
357,900	Kimberly-Clark de Mexico SAB de CV, Class A Shares	1,904,264
62,600	Mexichem SAB de CV	146,152
255,497	Wal-Mart de Mexico SA de CV, Class V Shares	1,270,507

	Total Mexico	35,592,543

Nigeria — 0.0%
44,445	Guaranty Trust Bank, GDR (c)	266,937

Pakistan — 0.3%
275,000	Oil & Gas Development Co., Ltd.	379,824
692,160	Pakistan Petroleum Ltd.	1,587,815

	Total Pakistan	1,967,639

Peru — 0.1%
32,100	Cia de Minas Buenaventura SA, ADR	1,078,881

Philippines — 1.0%
23,740	Ayala Corp.	150,563
1,082,000	Ayala Land Inc.	263,931
320,600	Bank of the Philippine Islands	326,717
2,712,500	Energy Development Corp.*	282,307
114,600	First Philippine Holdings Corp.	122,999
64,800	Jollibee Foods Corp.	80,789
108,300	Philippine Long Distance Telephone Co., ADR	6,097,290
30,520	SM Investments Corp.	239,885
408,000	SM Prime Holdings Inc.	84,042

	Total Philippines	7,648,523

Poland — 0.3%
4,167	Bank Pekao SA*	226,911
10,058	KGHM Polska Miedz SA	335,441
9,720	Polski Koncern Naftowy Orlen*	110,096
25,288	Powszechna Kasa Oszczednosci Bank Polski SA	321,601
203,088	Telekomunikacja Polska SA	1,087,632

	Total Poland	2,081,681

Russia — 7.7%
479	AK Transneft OAO	368,830
22,998,672	Federal Grid Co. Unified Energy System JSC*	231,597
3,256,899	Federal Hydrogenerating Co.*	139,721
58,062	Gazpromneft JSC	275,795
8,740	Gazpromneft OAO, ADR	200,146
1,149,494	IDGC Holding JSC*	159,780

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

COMMON STOCKS — 89.7% — (continued)
Russia — 7.7% — (continued)

291,998,432	Inter Rao Ues OAO*	$401,498
10,793	LUKOIL	566,633
186,617	LUKOIL, ADR	9,797,392
35,340	LUKOIL, London Shares, ADR	1,879,735
60,532	Magnit OAO, Sponsored GDR	888,610
121,473	Magnit OAO, GDR (c)*	1,767,432
46,447	Mechel, ADR	1,068,281
106,700	MMC Norilsk Nickel, ADR*	1,627,175
65,584	MMC Norilsk Nickel, London Shares, ADR*	989,663
154,076	Mobile Telesystems OJSC, ADR	8,065,878
12,557	Novolipetsk Steel OJSC, GDR*	388,011
14,065	OAO Gazprom, ADR	312,806
437,339	OAO Gazprom, London Shares, ADR	9,752,659
10,177	OAO NovaTek, GDR	649,293
8,641	Pharmstandard, GDR*	133,179
157,869	Rosneft Oil Co.	1,202,962
454,095	Rosneft Oil Co., GDR	3,505,612
2,004,166	Sberbank of Russian Federation	5,020,435
20,303	Severstal, GDR*	245,666
15,950	Sistema JSFC, GDR*	406,725
345,031	Surgutneftegaz*	279,475
19,572	Tatneft, ADR	595,772
10,027	TMK OAO, GDR*	178,481
962,674	TNK-BP Holding	1,684,680
111,194	Uralkali, GDR*	2,329,513
85,521	Vimpel-Communications, ADR	1,586,415
89,980,379	VTB Bank OJSC	215,953
589	Wimm-Bill-Dann Foods OJSC*	28,714
8,400	Wimm-Bill-Dann Foods OJSC, ADR*	172,032
4,518	X5 Retail Group NV, GDR*	145,480

	Total Russia	57,262,029

Singapore — 0.4%
8,203,181	Golden Agri-Resources Ltd.*	3,094,328

South Africa — 8.6%
95,308	ABSA Group Ltd.	1,655,904
10,033	African Rainbow Minerals Ltd.	241,522
12,236	Anglo Platinum Ltd.*	1,143,798
45,700	AngloGold Ashanti Ltd.	1,656,106
16,400	AngloGold Ashanti Ltd., ADR	596,632
10,807	Aspen Pharmacare Holdings Ltd.*	100,386
68,681	Aveng Ltd.	336,059
20,739	Bidvest Group Ltd.	358,154
1	Discovery Holdings Ltd.	4
188,688	FirstRand Ltd.	449,040
188,953	Gold Fields Ltd.	2,196,438
33,931	Impala Platinum Holdings Ltd.	833,903
24,799	Imperial Holdings Ltd.	304,168
24,423	Investec Ltd.	173,982
106,162	Kumba Iron Ore Ltd.	5,097,332
188,135	Massmart Holdings Ltd.	2,257,325
21,161	Mittal Steel South Africa Ltd.	323,000
230,854	MTN Group Ltd.	3,379,677
553,779	Murray & Roberts Holdings Ltd.	2,796,608
70,109	Naspers Ltd., Class N Shares	2,641,642
344,650	Nedbank Group Ltd.	5,410,872

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

COMMON STOCKS — 89.7% — (continued)
South Africa — 8.6% — (continued)

581,500	Pretoria Portland Cement Co., Ltd.	$2,472,526
33,754	Remgro Ltd.	397,444
2,098,120	Sanlam Ltd.	6,705,969
106,063	Sasol Ltd.	3,912,404
173,545	Shoprite Holdings Ltd.	1,700,598
727,083	Standard Bank Group Ltd.	10,222,062
139,562	Steinhoff International Holdings Ltd.*	349,110
175,408	Tiger Brands Ltd.	4,038,962
271,912	Truworths International Ltd.	1,758,792

	Total South Africa	63,510,419

South Korea — 10.9%
413	Amorepacific Corp.	279,131
15,220	Daegu Bank	194,186
5,723	Daelim Industrials Co.	351,767
9,370	Dongbu Insurance Co., Ltd.	254,444
1,810	Glovis Co. Ltd.	154,474
12,004	Hana Financial Group Inc.*	346,667
4,430	Hanwha Corp.	163,643
12,914	Hite Brewery Co., Ltd.	1,580,852
2,690	Hyosung Corp.	202,909
7,094	Hyundai Department Store Co., Ltd.	608,494
45,968	Hyundai Engineering & Construction Co., Ltd.	2,373,692
3,053	Hyundai Heavy Industries	543,487
10,043	Hyundai Mobis	1,285,677
16,420	Hyundai Motor Co.	1,627,845
7,970	Hyundai Steel Co.	610,117
16,260	Kangwon Land Inc.	231,284
75,134	KB Financial Group Inc.	3,157,571
1,214	Korea Zinc Co., Ltd.	191,519
15,580	KT Corp.	599,024
133,899	KT&G Corp.	7,410,618
6,490	LG Chem Ltd.	1,202,888
13,700	LG Corp.	720,431
7,070	LG Display Co., Ltd.	210,881
7,068	LG Electronics Inc.	651,962
2,482	LG Household & Health Care Ltd.	593,754
36,745	LG Telekom Ltd.	245,178
912	Lotte Shopping Co., Ltd.	250,800
26,555	NHN Corp.*	4,143,496
18,692	POSCO	8,540,311
4,820	Samsung Card Co.	210,667
31,476	Samsung Electronics Co., Ltd.	20,188,056
2,866	Samsung Engineering Co., Ltd.	302,659
10,351	Samsung Fire & Marine Insurance Co., Ltd.	1,646,344
5,620	Samsung Heavy Industries Co., Ltd.	119,425
3,576	Samsung SDI Co., Ltd.	396,134
4,037	Samsung Techwin Co., Ltd.	259,621
338,217	Shinhan Financial Group Co., Ltd.	12,085,427
2,906	Shinsegae Co., Ltd.	1,327,741
15,759	SK Telecom Co., Ltd.	2,343,472
107,484	Woongjin Coway Co., Ltd.	3,219,887
13,100	Woori Finance Holdings Co., Ltd.	147,375

	Total South Korea	80,973,910

Taiwan — 7.2%
264,954	Acer Inc.	742,168

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

COMMON STOCKS — 89.7% — (continued)
Taiwan — 7.2% — (continued)

235,439	Advanced Semiconductor Engineering Inc.	$186,856
405,800	Advanced Semiconductor Engineering Inc., ADR (a)	1,631,316
387,518	Asia Cement Corp.	354,592
187,632	Asustek Computer Inc.	330,531
1,755,259	AU Optronics Corp.	1,802,787
366,704	Cathay Financial Holding Co., Ltd.*	590,059
604,611	China Steel Corp.	605,928
648,913	Chinatrust Financial Holding Co., Ltd.	351,419
1,031,535	Chunghwa Telecom Co., Ltd.	1,919,882
432,079	Compal Electronics Inc.	618,601
142,000	Coretronic Corp.	193,797
130,000	Delta Electronics Inc.	378,307
481,613	Far Eastern Textile Co., Ltd.	520,136
45,000	Farglory Land Development Co., Ltd.	91,036
460,000	First Financial Holding Co., Ltd.	246,965
64,890	Formosa Petrochemical Corp.	163,992
502,830	Formosa Plastics Corp.	1,082,970
2,190,000	Fubon Financial Holding Co., Ltd.*	2,419,701
406,006	High Tech Computer Corp.	4,094,178
2,843,640	HON HAI Precision Industry Co., Ltd.	11,240,035
343,800	HON HAI Precision Industry Co., Ltd., GDR	2,853,540
63,302	HON HAI Precision Industry Co., Ltd., London Shares, GDR (c)	537,434
57,540	HTC Corp., GDR*	2,325,099
79,448	MediaTek Inc.	1,248,716
450,000	Mega Financial Holding Co., Ltd.	248,599
138	Pacific Electric Wire & Cable Co., Ltd. (b)*	0
488,500	Pou Chen Corp.	359,571
198,893	Powertech Technology Inc.	674,738
6,940,644	Shin Kong Financial Holding Co., Ltd.*	2,462,600
19	Shin Kong Financial Holding Co., Ltd., GDR (c)*	175
100,220	Siliconware Precision Industries Co.	116,190
56,787	Silitech Technology Corp.	180,276
504,150	Taiwan Cooperative Bank	287,144
106,000	Taiwan Fertilizer Co., Ltd.	320,012
183,098	Taiwan Mobile Co., Ltd.	342,490
3,530,677	Taiwan Semiconductor Manufacturing Co., Ltd.	6,461,371
313,294	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,054,617
171,100	Tripod Technology Corp.	569,801
85,000	U-Ming Marine Transport Corp.	161,111
172,604	Uni-President Enterprises Corp.	191,245
512,000	United Microelectronics Corp.*	246,200
307,050	Wistron Corp.	525,607
795,315	Yuanta Financial Holding Co.	450,505

	Total Taiwan	53,182,297

Thailand — 1.1%
6,350	Advanced Info Service PCL	16,915
67,600	Advanced Info Service PCL, NVDR	180,076
91,400	Bangkok Bank Public Co., Ltd., NVDR	322,328
17,800	Banpu PCL	296,352
134,100	Banpu Public Co., Ltd.	2,224,513
17,800	CP ALL PCL	12,716
396,200	CP ALL PCL, NVDR	283,043
661,200	Kasikornbank PCL	1,801,362
185,100	Kasikornbank Public Co., Ltd., NVDR	484,672
535,400	Krung Thai Bank Public Co., Ltd.	162,071
809,800	Land and Houses PCL	145,855

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

COMMON STOCKS — 89.7% — (continued)
Thailand — 1.1% — (continued)

308,700	PTT Aromatics & Refining PCL	$249,969
43,600	PTT Chemical PCL	105,255
41,200	PTT Exploration & Production PCL	168,367
24,200	PTT PCL	176,180
44,800	PTT PCL, NVDR	314,624
41,600	Siam Cement PCL	280,817
123,800	Siam Commercial Bank PCL	314,793
200,000	Thai Oil PCL	261,844

	Total Thailand	7,801,752

Turkey — 4.2%
844,985	Akbank TAS	4,275,768
367	Aktas Electric Ticaret AS (b)*	0
40,180	Anadolu Efes Biracilik Ve Malt Sanayii AS	406,635
44,599	Arcelik*	150,452
140,757	Asya Katilim Bankasi AS*	332,385
7,991	BIM Birlesik Magazalar AS	355,109
64,305	Dogan Sirketler Grubu Holding AS	43,803
54,713	Enka Insaat ve Sanayi AS	214,742
53,066	Eregli Demir Ve Celik Fabrikalari TAS*	145,278
135,323	Haci Omer Sabanci Holding AS	513,568
1,085,462	KOC Holding AS*	3,239,239
34,354	Tupras — Turkiye Petrol Rafinerileri AS	624,031
119,787	Turk Telekomunikasyon AS	376,119
838,746	Turkcell Iletisim Hizmet AS	4,924,358
1,561,373	Turkiye Garanti Bankasi AS	5,773,673
85,782	Turkiye Halk Bankasi AS	542,589
929,395	Turkiye Is Bankasi*	2,459,977
2,015,234	Turkiye Is Bankasi, Class C Shares	5,595,512
213,793	Turkiye Vakiflar Bankasi Tao, Class D Shares*	488,210
146,311	Yapi ve Kredi Bankasi AS*	315,126

	Total Turkey	30,776,574

United Kingdom — 0.0%
6,248	Anglo American PLC*	227,575

United States — 0.1%
33,700	Southern Copper Corp. (a)	989,432

	TOTAL COMMON STOCKS (Cost — $492,560,141)	663,965,296

PREFERRED STOCKS — 1.9%
Brazil — 1.7%
20,570	Banco Bradesco SA, 0.540%	355,748
182,600	Investimentos Itau SA, 0.470%	1,171,949
12,600	Petroleo Brasileiro SA, 0.950%	242,115
16,100	Ultrapar Participacoes SA, 2.740%	720,462
341,421	Usinas Siderurgicas de Minas Gerais SA, 0.870%, Class A Shares	9,728,077

	Total Brazil	12,218,351

Russia — 0.1%
954,927	Surgutneftegaz, 8.440%	506,111

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares		Security	Value

PREFERRED STOCKS — 1.9% — (continued)

South Korea — 0.1%
1,780		LG Electronics Inc., 4.190%	$64,755
2,404		Samsung Electronics Co., Ltd., 1.610%	1,010,302

		Total South Korea	1,075,057

		TOTAL PREFERRED STOCKS (Cost — $9,871,086)	13,799,519

EXCHANGE TRADED SECURITY — 0.5%
United — States 0.5%
60,467		iPath MSCI India Index ETN (a)*
		(Cost $3,302,933)	3,659,463

WARRANTS — 0.0%
Malaysia — 0.0%
7,420		IJM Land Bhd, expires 9/11/13*
		(Cost $0)	2,377

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $505,734,160)	681,426,655

Face
Amount

SHORT-TERM INVESTMENTS (d) — 11.7%
MONEY MARKET FUNDS — 5.3%
$5,408,800		CGCM Money Market Investments (e)	5,408,800
33,745,369		The AIM STIT — Liquid Asset Portfolio (e)	33,745,369

		TOTAL MONEY MARKET FUNDS (Cost — $39,154,169)	39,154,169

TIME DEPOSITS — 6.4%
705,410	ZAR	Bank of America — London, 5.750% due 3/1/10	92,289
		BBH — Grand Cayman:
371,545	HKD	0.010% due 3/1/10	47,867
300	GBP	0.063% due 3/1/10	457
44,391,869		JPMorgan Chase & Co. — London, 0.030% due 3/1/10	44,391,869
2,712,574		Wells Fargo — Grand Cayman, 0.030% due 3/1/10	2,712,574

		TOTAL TIME DEPOSITS (Cost — $47,245,056)	47,245,056

		TOTAL SHORT-TERM INVESTMENTS (Cost — $86,399,225)	86,399,225

		TOTAL INVESTMENTS — 103.8% (Cost — $592,133,385#)	767,825,880

		Liabilities in Excess of Other Assets — (3.8)%	(27,823,153)

		TOTAL NET ASSETS — 100.0%	$740,002,727

*	Non-income producing securities.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(d)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 6.4%.
(e)	Represents investment of collateral received from securities lending transactions.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

#	Aggregate cost for federal income tax purposes is substantially the same. Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
GDR	—	Global Depositary Receipt
GBP	—	British Pound
HKD	—	Hong Kong Dollar
NVDR	—	Non-Voting Depositary Receipt
PLC	—	Public Limited Company
ZAR	—	South African Rand
Summary of Investments by Security Sector ^

Financials	22.3%
Energy	12.3
Materials	11.9
Information Technology	11.8
Telecommunication Services	9.6
Consumer Staples	8.0
Consumer Discretionary	5.1
Industrials	3.7
Utilities	2.3
Health Care	1.2
Funds	0.5
Short-Term Investments	11.3

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Security	Value

MORTGAGE-BACKED SECURITIES — 28.6%
FHLMC — 6.9%
	Federal Home Loan Mortgage Corp. (FHLMC):
$37,990	8.000% due 3/1/11-6/1/17	$41,854
23,028	11.500% due 10/1/15	26,659
3,047	9.500% due 6/1/16	3,432
124,407	8.500% due 11/1/16-7/1/17	136,487
91,943	3.000% due 12/1/34 (a)	94,781
90,884	3.142% due 1/1/35 (a)	94,372
925,178	3.644% due 3/1/36 (a)(b)	953,211
845,031	5.988% due 10/1/36 (a)	879,497
176,014	5.683% due 2/1/37 (a)	183,678
400,495	5.846% due 5/1/37 (a)	417,135
2,449,950	5.890% due 5/1/37 (a)	2,547,507
493,136	5.911% due 5/1/37 (a)	515,141
1,281,160	6.077% due 9/1/37 (a)	1,364,487
774,664	5.119% due 5/1/38 (a)	814,829
	Gold:
13,943	7.000% due 5/1/12-8/1/12	14,744
154	8.000% due 8/1/12	166
21,694,599	5.500% due 10/1/13-5/1/38 (b)	22,967,124
7,742,207	6.500% due 7/1/14-9/1/38 (b)	8,351,362
19,439,046	6.000% due 5/1/16-6/1/39	20,842,190
23,159	8.500% due 2/1/18	24,998
4,218,929	5.000% due 6/1/21-11/1/36	4,400,092
848,513	4.500% due 5/1/23-2/1/24	885,856

	TOTAL FHLMC	65,559,602

FNMA — 18.4%
	Federal National Mortgage Association (FNMA):
56,651,751	5.500% due 12/1/16-4/1/39 (c)(d)	59,967,236
4,307	8.500% due 4/1/17	4,758
12,025	8.000% due 8/1/17	13,447
4,090	10.000% due 1/1/21	4,520
33,893,463	5.000% due 3/1/21-4/1/39 (c)	35,336,604
23,324,876	6.000% due 9/1/21-4/1/39 (c)	24,828,541
294	9.500% due 11/1/21	327
24,141,615	4.500% due 6/1/23-3/1/40 (c)	24,484,470
7,443,565	6.500% due 11/1/23-10/1/37	7,978,622
1,794,223	7.000% due 9/1/26-4/1/37 (b)	1,921,824
16,806	4.572% due 1/1/30 (a)(b)	17,301
51,254	3.565% due 3/1/30 (a)(b)	52,514
1,214,556	3.580% due 3/1/34 (a)	1,248,495
339,151	3.908% due 4/1/34 (a)	349,443
266,765	2.888% due 12/1/34 (a)	273,962
29,432	2.889% due 12/1/34 (a)	30,287
496,947	3.451% due 9/1/35 (a)	515,030
475,916	2.410% due 10/1/35 (a)	479,487
848,975	2.446% due 10/1/35-11/1/35 (a)	855,409
149,165	2.415% due 11/1/35 (a)	150,284
144,822	2.424% due 11/1/35 (a)	145,912
311,114	2.429% due 11/1/35 (a)	313,456
152,447	2.430% due 11/1/35 (a)	153,598
720,821	2.436% due 11/1/35 (a)(b)	726,265
139,681	2.437% due 11/1/35 (a)	140,736
1,358,005	4.924% due 1/1/36 (a)	1,391,021
813,677	5.778% due 6/1/36 (a)	856,382
1,376,711	5.991% due 8/1/36 (a)	1,437,306

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount		Security	Value

FNMA — 18.4% — (continued)

$2,009,622		6.206% due 9/1/36 (a)	$2,108,173
171,743		3.754% due 12/1/36 (a)	178,674
1,056,725		5.840% due 2/1/37 (a)	1,109,220
2,045,035		5.563% due 4/1/37 (a)	2,128,754
1,967,384		6.089% due 4/1/37 (a)	2,056,435
1,662,620		5.641% due 5/1/37 (a)	1,734,713
2,680,591		5.936% due 8/1/37 (a)	2,809,571

		TOTAL FNMA	175,802,777

GNMA — 3.3%

		Government National Mortgage Association (GNMA):
266		11.000% due 7/15/10-9/15/10	273
5,975		9.500% due 12/15/16-8/15/17	6,713
30,449		8.500% due 5/15/17-8/15/30	34,822
3,414		9.000% due 8/15/30-9/15/30 (b)	3,977
3,949,801		5.000% due 1/15/33-10/15/33	4,148,481
5,906,368		4.500% due 9/15/33-3/1/40 (b)(c)	6,009,086
13,211,963		6.000% due 12/15/33-9/15/39 (c)	14,106,758
2,361,539		6.500% due 1/15/34-1/15/39	2,539,850
1,857,086		5.500% due 5/15/37-3/1/39 (c)	1,967,457
		Government National Mortgage Association II (GNMA):
41,985		8.500% due 11/20/16-1/20/17	46,335
29,643		9.000% due 4/20/17-11/20/21	33,110
129,557		4.375% due 2/20/26-5/20/30 (a)(b)	134,239
49,729		3.125% due 10/20/27 (a)(b)	50,581
1,801		8.000% due 3/20/30 (b)	2,067
2,588,623		6.000% due 2/20/35-3/1/39 (c)	2,773,678

		TOTAL GNMA	31,857,427

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $262,699,499)	273,219,806

ASSET-BACKED SECURITIES — 1.5%
Automobiles — 0.5%
1,345,000	AAA	Bank of America Auto Trust, Series 2009-2A, Class A3, 2.130% due 9/15/13 (e)	1,368,196
		Ford Credit Auto Owner Trust:
840,000	AAA	Series 2007-B, Class A4A, 5.240% due 7/15/12	884,693
1,125,000	AAA	Series 2009-A, Class A4, 6.070% due 5/15/14	1,238,950
1,090,000	AA−	World Omni Auto Receivables Trust, Series 2007-BA, Class B, 5.980% due 4/15/15 (e)(f)	1,158,049

		Total Automobiles	4,649,888

Credit Card — 0.6%
1,505,000	AAA	BA Credit Card Trust, Series 2007-A12, Class A12, 0.432% due 1/15/13 (a)	1,503,503
		Chase Issuance Trust:
985,000	Aaa (g)	Series 2009-A8, Class A8, 0.632% due 9/17/12 (a)	986,564
1,770,000	Aaa (g)	Series 2009-A7, Class A7, 0.682% due 9/17/12 (a)	1,772,929
1,340,000	AAA	MBNA Credit Card Master Note Trust, Series 2005-A4, Class A4, 0.271% due 11/15/12 (a)	1,338,663

		Total Credit Card	5,601,659

Student Loan — 0.4%
940,000	AAA	SLC Student Loan Trust, Series 2008-1, Class A3, 1.354% due 9/15/19 (a)	960,557

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

ASSET-BACKED SECURITIES — 1.5% — (continued)
Student Loan — 0.4% — (continued)

		SLM Student Loan Trust:
$1,650,000	AAA	Series 2008-5, Class A2, 1.349% due 10/25/16 (a)	$1,666,244
420,000	AAA	Series 2008-5, Class A3, 1.549% due 1/25/18 (a)	432,325
1,120,000	AAA	Series 2008-5, Class A4, 1.949% due 7/25/23 (a)	1,166,049

		Total Student Loan	4,225,175

		TOTAL ASSET-BACKED SECURITIES (Cost — $14,332,598)	14,476,722

COLLATERALIZED MORTGAGE OBLIGATIONS — 14.7%
238,637	AAA	Accredited Mortgage Loan Trust, Series 2005-3, Class A1, 0.469% due 9/25/35 (a)	211,132
219,246	AAA	ACE Securities Corp., Series 2004-SD1, Class A1, 0.719% due 11/25/33 (a)	188,696
205,464	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 0.479% due 6/25/29 (a)	32,276
		American Home Mortgage Assets:
1,207,392	CCC	Series 2006-1, Class 2A1, 0.419% due 5/25/46 (a)(b)	650,440
413,951	B−	Series 2006-6, Class A1A, 0.419% due 12/25/46 (a)	214,048
1,524,768	CCC	American Home Mortgage Investment Trust, Series 2007-2, Class 11A1, 0.459% due 3/25/47 (a)	810,213
914,455	AAA	Asset Backed Funding Certificates, Series 2004-OPT5, Class A1, 0.579% due 6/25/34 (a)(b)	653,341
		Asset Backed Securities Corp. Home Equity, Series 2004-HE6, Class A1, 0.504% due
96,665	AAA	9/25/34 (a)(b)	81,534
255,617	Aaa (g)	Banc of America Alternative Loan Trust, Series 2004-6, Class 4A1, 5.000% due 7/25/19	249,299
		Banc of America Commercial Mortgage Inc.:
709,651	Aaa (g)	Series 2001-1, Class A2, 6.503% due 4/15/36	732,484
1,100,000	AAA	Series 2002-PB2, Class A4, 6.186% due 6/11/35	1,165,928
		Banc of America Funding Corp.:
4,710	AAA	Series 2003-1, Class A1, 6.000% due 5/20/33	4,763
429,454	B−	Series 2005-B, Class 2A1, 4.791% due 4/20/35 (a)	297,631
2,239,488	CCC	Series 2007-5, Class 3A1, 6.000% due 7/25/37	1,958,219
2,184,438	CCC	Series 2007-8, Class 2A1, 7.000% due 10/25/37	1,652,182
		Banc of America Mortgage Securities Inc.:
414,570	AAA	Series 2004-F, Class 1A1, 4.090% due 7/25/34 (a)(b)	381,816
2,177,391	CCC	Series 2006-B, Class 4A1, 6.187% due 11/20/46 (a)	2,095,314
388,755	AAA	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 0.904% due 2/28/44 (a)	339,547
		Bear Stearns Adjustable Rate Mortgage Trust:
75,556	AAA	Series 2002-11, Class 1A1, 5.642% due 2/25/33 (a)(b)	74,446
671,967	AAA	Series 2005-2, Class A2, 2.934% due 3/25/35 (a)(b)	636,901
475,079	BBB−	Series 2005-4, Class 3A1, 5.361% due 8/25/35 (a)(b)	427,884
1,221,078	CCC	Series 2007-3, Class 1A1, 5.406% due 5/25/47 (a)(b)	860,740
		Bear Stearns ALT-A Trust:
507,472	BB	Series 2005-2, Class 2A4, 3.090% due 4/25/35 (a)	366,963
393,943	AAA	Series 2005-4, Class 23A2, 4.397% due 5/25/35 (a)(b)	286,878
567,183	CCC	Series 2005-7, Class 22A1, 5.201% due 9/25/35 (a)(b)	421,300
802,537	BBB	Bear Stearns Asset Backed Securities Trust, Series 2007-HE7, Class 1A1, 1.229% due 10/25/37 (a)(b)	528,378
		Bear Stearns Commercial Mortgage Securities:
2,469,213	AAA	Series 2001-TOP2, Class A2, 6.480% due 2/15/35	2,552,779
1,765,000	Aaa (g)	Series 2003-T12, Class A4, 4.680% due 8/13/39 (a)	1,829,353
550,000	AAA	Series 2006-PW13, Class A4, 5.540% due 9/11/41	566,882
200,000	AAA	Series 2007-PW17, Class A3, 5.736% due 6/11/50	207,335
480,000	A+	Series 2007-PW17, Class A4, 5.694% due 6/11/50 (a)	461,973
442,171	B	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class A1, 0.449% due 12/25/36 (a)(b)(e)	315,130
1,379,568	BBB	Bear Stearns Structured Products Inc., Series 2007-EMX1, Class A1, 1.229% due 3/25/37 (a)(e)	1,251,348
1,700,000	AAA	Centex Home Equity, Series 2006-A, Class AV4, 0.479% due 6/25/36 (a)	956,276
300,887	AAA	Chase Commercial Mortgage Securities Corp., Series 2000-3, Class A2, 7.319% due 10/15/32	306,657
		Chase Funding Mortgage Loan Asset-Backed Certificates:
1,182	AAA	Series 2002-2, Class 2A1, 0.729% due 5/25/32 (a)	1,062
1,421	AAA	Series 2002-3, Class 2A1, 0.869% due 8/25/32 (a)	1,234

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 14.7% — (continued)

$1,183,448	AA	Chase Mortgage Finance Corp., Series 2007-A1, Class 5A1, 4.092% due 2/25/37 (a)(b)	$1,100,433
51,232	AAA	Commercial Mortgage Asset Trust, Series 1999-C2, Class A2, 7.546% due 11/17/32 (a)	51,335
2,340,000	A	Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.020% due 12/10/49 (a)	2,200,584
		Commercial Mortgage Pass Through Certificates, Series 2004-LB2A, Class A3, 4.221% due
1,181,137	AAA	3/10/39	1,197,650
		Countrywide Alternative Loan Trust:
777,079	AA+	Series 2005-24, Class 4A1, 0.459% due 7/20/35 (a)	437,580
490,191	CCC	Series 2005-27, Class 2A3, 2.041% due 8/25/35 (a)	263,735
897,432	CCC	Series 2005-59, Class 1A1, 0.559% due 11/20/35 (a)	471,978
1,292,069	CCC	Series 2006-OA17, Class 1A1A, 0.424% due 12/20/46 (a)(b)	623,196
562,544	CCC	Series 2006-OA21, Class A1, 0.419% due 3/20/47 (a)	292,444
3,449,285	BBB−	Series 2006-OA22, Class A1, 0.389% due 2/25/47 (a)	1,850,970
1,278,302	CCC	Series 2006-OA9, Class 2A1A, 0.439% due 7/20/46 (a)(b)	494,176
		Countrywide Asset-Backed Certificates:
2,013	B−	Series 2001-BC3, Class A, 0.709% due 12/25/31 (a)	1,011
5,025	AAA	Series 2002-3, Class 1A1, 0.969% due 5/25/32 (a)	4,152
12,759	AAA	Series 2003-BC2, Class 2A1, 0.829% due 6/25/33 (a)	10,904
140,555	AAA	Series 2004-SD4, Class A1, 0.609% due 12/25/34 (a)(e)	128,361
123,189	AAA	Series 2005-4, Class AF3, 4.456% due 10/25/35 (a)	118,868
900,498	CCC	Series 2006-13, Class 3AV2, 0.379% due 1/25/37 (a)	675,738
946,535	AAA	Series 2006-3, Class 3A1, 0.349% due 6/25/36 (a)	779,630
778,966	BB	Series 2006-SD3, Class A1, 0.559% due 7/25/36 (a)(e)	382,887
797,471	AAA	Series 2007-13, Class 2A2, 1.029% due 10/25/47 (a)	562,647
1,725,000	CCC	Series 2007-4, Class A2, 5.530% due 9/25/37	1,560,708
164,860	CC	Countrywide Home Equity Loan Trust, Series 2005-F, Class 2A, 0.472% due 12/15/35 (a)	74,028
		Countrywide Home Loan Mortgage Pass Through Trust:
97,322	AAA	Series 2004-R2, Class 1AF1, 0.649% due 11/25/34 (a)(e)	78,656
354,590	CCC	Series 2005-11, Class 3A3, 3.106% due 4/25/35 (a)	166,647
241,815	CCC	Series 2005-11, Class 6A1, 0.529% due 3/25/35 (a)	137,176
708,416	AAA	Series 2005-R1, Class 1AF1, 0.589% due 3/25/35 (a)(e)	556,301
549,865	CCC	Series 2007-16, Class A1, 6.500% due 10/25/37	455,731
		Credit Suisse Mortgage Capital Certificates:
263,502	D	Series 2006-8, Class 3A1, 6.000% due 10/25/21	172,414
2,125,000	AAA	Series 2006-C4, Class A3, 5.467% due 9/15/39	1,911,661
3,609,000	A+	Series 2006-C5, Class A3, 5.311% due 12/15/39	3,183,073
		Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB4, Class A5, step bond
398,175	AAA	to yield, 6.280% due 5/25/35 (b)	324,060
		CS First Boston Mortgage Securities Corp.:
930,585	CCC	Series 2005-10, Class 5A6, 5.500% due 11/25/35	819,946
1,200,000	AAA	Series 2005-C6, Class A4, 5.230% due 12/15/40 (a)	1,226,542
1,400,000	AA−	CW Capital Cobalt Ltd., Series 2006-C1, Class A4, 5.223% due 8/15/48	1,298,148
		Deutsche ALT-A Securities Inc.:
373,111	BBB−	Series 2006-OA1, Class A1, 0.429% due 2/25/47 (a)	213,268
3,381,540	CCC	Series 2007-OA2, Class A1, 1.251% due 4/25/47 (a)	1,902,391
		Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 0.629%
223,230	AA	due 11/19/44 (a)	81,657
		EMC Mortgage Loan Trust:
8,724	AAA (h)	Series 2002-B, Class A1, 0.879% due 2/25/41 (a)(e)	6,120
43,049	A	Series 2003-A, Class A1, 0.779% due 8/25/40 (a)(e)	32,275
		Federal Home Loan Mortgage Corp. (FHLMC):
8,053	NR	Series 1865, Class DA, 23.134% due 2/15/24 (a)(i)	5,871
275,148	NR	Series 3346, Class FA, 0.461% due 2/15/19 (a)(b)	275,286
1,056,120	NR	Series T-61, Class 1A1, 1.881% due 7/25/44 (a)(b)	1,020,168

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 14.7% — (continued)

		Federal National Mortgage Association (FNMA):
$11,933	NR	Series 1999-18, Class A, 5.500% due 10/18/27	$12,076
58,486	NR	Series 2000-34, Class F, 0.679% due 10/25/30 (a)(b)	58,233
208,145	NR	Series 2000-T6, Class A3, 4.798% due 1/25/28 (a)	215,484
145,697	NR	Series 2002-34, Class FE, 0.629% due 5/18/32 (a)(b)	145,187
940,000	NR	Series 2002-T3, Class B, 5.763% due 12/25/11	1,011,246
104,716	NR	Series 2002-T6, Class A1, 3.310% due 2/25/32	99,185
336,550	NR	Series 2004-25, Class PA, 5.500% due 10/25/30	344,325
222,955	NR	Series 2004-36, Class BS, 5.500% due 11/25/30	228,878
171,405	NR	Series 2004-88, Class HA, 6.500% due 7/25/34	183,172
1,496,494	AAA	First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2, 6.663% due 1/12/43	1,550,701
500,000	BBB+	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.543% due 12/10/49	432,729
		GMAC Commercial Mortgage Securities Inc.:
975,000	AAA	Series 2000-C2, Class B, 7.594% due 8/16/33 (a)	982,125
1,622,638	AAA	Series 2001-C1, Class A2, 6.465% due 4/15/34	1,678,691
1,754,895	AAA	GMAC Mortgage Corp. Loan Trust, Series 2004-VF1, Class A1, 0.979% due 2/25/31 (a)(e)	1,185,130
		Government National Mortgage Association (GNMA):
110,640	NR	Series 2000-35, Class F, 0.782% due 12/16/25 (a)(b)	110,501
98,597	NR	Series 2002-21, Class FV, 0.632% due 3/16/32 (a)(b)	98,118
		Greenwich Capital Commercial Funding Corp.:
2,200,000	A+	Series 2006-GG7, Class A4, 5.883% due 7/10/38 (a)	2,185,379
3,130,000	A	Series 2007-GG9, Class A4, 5.444% due 3/10/39	2,979,909
		GS Mortgage Securities Corp. II:
300,000	AAA	Series 2001-ROCK, Class A2, 6.624% due 5/03/18 (b)(e)	317,022
1,225,000	AA	Series 2005-GG4, Class A4, 4.761% due 7/10/39	1,189,770
1,378,000	Aaa (g)	Series 2006-GG8, Class A4, 5.560% due 11/10/39	1,320,112
237,831	AAA	GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF, 0.579% due 9/25/35 (a)(e)	189,180
		GSR Mortgage Loan Trust:
2,643,843	A+	Series 2005-AR4, Class 6A1, 5.250% due 7/25/35 (a)	2,458,705
394,110	AAA	Series 2005-AR6, Class 2A1, 2.954% due 9/25/35 (a)(b)	365,889
435,824	A−	Series 2006-OA1, Class 2A1, 0.419% due 8/25/46 (a)	337,192
		Harborview Mortgage Loan Trust:
57,724	BBB+	Series 2005-8, Class 1A2A, 0.559% due 9/19/35 (a)	33,900
339,637	CCC	Series 2006-2, Class 1A, 3.480% due 2/25/36 (a)	190,116
370,653	B−	Series 2006-9, Class 2A1A, 0.439% due 11/19/36 (a)	209,446
		Home Equity Asset Trust:
1,135,244	AAA	Series 2007-1, Class 2A1, 0.289% due 5/25/37 (a)	1,071,148
225,084	AAA	Series 2007-2, Class 2A1, 0.339% due 7/25/37 (a)	215,352
6,441	AA+	Impac CMB Trust, Series 2003-1, Class 1A1, 1.029% due 3/25/33 (a)	4,839
353,781	CCC	Indymac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 6.154% due 11/25/37 (a)	257,946
		Indymac Index Mortgage Loan Trust:
141,122	B−	Series 2004-AR15, Class 1A1, 3.107% due 2/25/35 (a)	101,420
190,020	AA+	Series 2005-AR15, Class A2, 5.099% due 9/25/35 (a)	144,484
1,775,675	CC	Series 2007-AR5, Class 1A1, 5.610% due 5/25/37 (a)	922,389
1,599,921	CCC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 0.389% due 8/25/36 (a)	646,205
		JP Morgan Chase Commercial Mortgage Securities Corp.:
635,000	AAA	Series 2003-C1, Class A2, 4.985% due 1/12/37	663,063
1,345,000	AA−	Series 2006-LDP7, Class A4, 5.874% due 4/15/45 (a)	1,363,013
880,000	A+	Series 2007-CB19, Class A4, 5.747% due 2/12/49 (a)	837,369
630,000	A−	Series 2007-LD12, Class A4, 5.882% due 2/15/51 (a)	602,649
2,355,000	Aaa (g)	Series 2007-LDPX, Class A3, 5.420% due 1/15/49	2,154,628
		JP Morgan Mortgage Trust:
403,314	AAA	Series 2005-A1, Class 6T1, 5.016% due 2/25/35 (a)(b)	401,860
108,275	B3 (g)	Series 2006-S2, Class 2A2, 5.875% due 7/25/36	98,985
110,762	CCC	Series 2007-S1, Class 1A2, 5.500% due 3/25/22	94,600

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 14.7% — (continued)

		LB-UBS Commercial Mortgage Trust:
$2,895,000	Aaa (g)	Series 2001-C2, Class B, 6.799% due 9/15/34	$3,011,604
207,644	AAA	Series 2004-C6, Class A2, 4.187% due 8/15/29	207,713
400,000	AAA	Series 2005-C3, Class AAB, 4.664% due 7/15/30	412,815
		Lehman XS Trust:
390,404	B+	Series 2005-5N, Class 1A1, 0.529% due 11/25/35 (a)	252,998
306,069	CCC	Series 2005-7N, Class 1A1B, 0.529% due 12/25/35 (a)	96,374
7,140,000	CCC	Series 2007-12N, Class 1A3A, 0.429% due 7/25/47 (a)	1,523,099
3,382,565	BB−	Series 2007-16N, Class 2A2, 1.079% due 9/25/47 (a)	1,826,469
		MASTR Adjustable Rate Mortgages Trust:
5,600,000	AAA	Series 2004-13, Class 3A7, 3.097% due 11/21/34 (a)	4,934,493
158,637	AAA	Series 2004-4, Class 4A1, 3.148% due 5/25/34 (a)(b)	142,247
2,065,182	B	Series 2007-3, Class 12A1, 0.429% due 5/25/47 (a)	1,052,419
1,445,179	AAA	MASTR Seasoned Securities Trust, Series 2005-1, Class 4A1, 3.133% due 10/25/32 (a)	1,312,742
355,816	AAA	Medallion Trust, Series 2003-1G, Class A, 0.443% due 12/21/33 (a)	349,732
		Merrill Lynch Mortgage Investors Inc.:
372,789	AAA	Series 2004-A3, Class 4A3, 5.050% due 5/25/34 (a)	366,943
412,052	AAA	Series 2005-A2, Class A2, 2.800% due 2/25/35 (a)	370,821
670,000	AAA	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.656% due 5/12/39 (a)	688,356
		Merrill Lynch/Countrywide Commercial Mortgage Trust:
1,705,000	AA−	Series 2006-4, Class A3, 5.172% due 12/12/49 (a)	1,584,841
800,000	Aaa (g)	Series 2007-6, Class A4, 5.485% due 3/12/51 (a)	679,711
1,077,000	A−	Series 2007-7, Class A4, 5.747% due 6/12/50 (a)	950,363
695,797	AAA	Mid-State Trust, Series 2004-1, Class A, 6.005% due 8/15/37	650,240
		MLCC Mortgage Investors Inc.:
118,133	A2 (g)	Series 2005-1, Class 2A1, 3.012% due 4/25/35 (a)	106,123
362,275	Aa3 (g)	Series 2005-1, Class 2A2, 3.012% due 4/25/35 (a)	322,298
2,200,000	CCC	Morgan Stanley ABS Capital I, Series 2007-HE2, Class A2B, 0.319% due 1/25/37 (a)	987,457
		Morgan Stanley Capital I:
1,700,000	Aaa (g)	Series 2003-IQ4, Class A2, 4.070% due 5/15/40	1,733,239
588,112	AAA	Series 2004-SD3, Class A, 0.689% due 6/25/34 (a)(e)	485,397
37,890	AAA	Series 2006-HE7, Class A2A, 0.279% due 9/25/36 (a)(b)	37,811
200,000	A−	Series 2007-IQ14, Class A4, 5.692% due 4/15/49 (a)	177,130
550,000	A+	Series 2007-IQ16, Class A4, 5.809% due 12/12/49	518,096
622,379	AAA	Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A2, 2.937% due 10/25/34 (a)	530,304
		Nationstar Home Equity Loan Trust:
1,400,000	AAA	Series 2006-B, Class AV3, 0.399% due 9/25/36 (a)	1,019,180
2,500,000	AAA	Series 2007-A, Class AV4, 0.459% due 3/25/37 (a)	1,180,375
1,850,000	AAA	Series 2007-C, Class 2AV2, 0.359% due 6/25/37 (a)	1,313,334
		Nomura Asset Acceptance Corp.:
148,623	AAA	Series 2004-R1, Class A1, 6.500% due 3/25/34 (e)	142,488
169,608	AAA	Series 2004-R2, Class A1, 6.500% due 10/25/34 (a)(e)	159,689
1,405,797	CCC	Opteum Mortgage Acceptance, Series 2006-2, Class A1C, 0.499% due 7/25/36 (a)	620,765
		Option One Mortgage Loan Trust:
3,732	AAA	Series 2002-6, Class A2, 1.029% due 11/25/32 (a)	2,823
18,967	AAA	Series 2003-1, Class A2, 1.069% due 2/25/33 (a)	14,891
		Popular ABS Mortgaged Pass-Through Trust, Series 2005-3, Class AF6, step bond to yield,
1,598,388	AAA	4.759% due 7/25/35	1,547,508
		Prime Mortgage Trust:
769,353	CCC	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35 (e)	756,059
335,287	CCC	Series 2006-DR1, Class 1A2, 6.000% due 5/25/35 (e)	334,540
2,194,199	CCC	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35 (e)	1,748,432
74,914	AAA	Public Service New Hampshire Funding LLC, Series 2001-1, Class A3, 6.480% due 5/01/15	81,876
		Residential Accredit Loans Inc.:
1,154,203	CCC	Series 2006-QO8, Class 1A1A, 0.319% due 10/25/46 (a)	1,068,562
3,098,124	B−	Series 2007-QO4, Class A1, 0.429% due 5/25/47 (a)	1,613,685
1,884,795	CCC	Series 2007-QS8, Class A10, 6.000% due 6/25/37	1,322,562

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 14.7% — (continued)

		Residential Asset Mortgage Products Inc.:
$7,208	B	Series 2003-RS4, Class AIIB, 0.889% due 5/25/33 (a)	$4,482
1,375,048	AAA	Series 2003-RS9, Class AI6A, step bond to yield, 6.110% due 10/25/33	1,080,024
193,946	AAA	Series 2004-SL4, Class A5, 7.500% due 7/25/32	186,598
494,136	D	SACO I Inc., Series 2006-7, Class A1, 0.359% due 7/25/36 (a)	75,074
456,241	NR	Small Business Administration, Series 2005-P10A, Class 1, 4.638% due 2/10/15	479,550
		Small Business Administration Participation Certificates:
376,906	NR	Series 1993-20K, Class 1, 6.150% due 11/01/13 (b)	397,300
164,724	NR	Series 1995-20J, Class 1, 6.850% due 10/01/15 (b)	176,879
331,508	NR	Series 1995-20K, Class 1, 6.650% due 11/01/15 (b)	343,483
212,568	NR	Series 1996-20G, Class 1, 7.700% due 7/01/16 (b)	234,845
954,491	NR	Series 1999-20L, Class 1, 7.190% due 12/01/19 (b)	1,047,024
698,849	NR	Series 2000-20A, Class 1, 7.590% due 1/01/20 (b)	779,726
1,210,417	NR	Series 2002-20K, Class 1, 5.080% due 11/01/22 (b)	1,288,095
		Structured Adjustable Rate Mortgage Loan Trust:
225,422	BBB+	Series 2004-16, Class 1A2, 3.024% due 11/25/34 (a)	163,422
912,473	AAA	Series 2004-6, Class 4A1, 4.848% due 6/25/34 (a)	859,718
338,304	BB−	Series 2005-19XS, Class 1A1, 0.549% due 10/25/35 (a)	200,277
		Structured Asset Mortgage Investments Inc.:
475,712	AAA	Series 2005-AR5, Class A3, 0.479% due 7/19/35 (a)(b)	440,483
2,599,956	CCC	Series 2007-AR6, Class A1, 1.981% due 8/25/47 (a)	1,460,360
		Structured Asset Securities Corp.:
7,767	A−	Series 2002-14A, Class 2A1, 2.768% due 7/25/32 (a)(b)	5,116
254,254	AAA	Series 2003-AL1, Class A, 3.357% due 4/25/31 (e)	229,037
355,554	AAA	Series 2005-RF3, Class 1A, 0.579% due 6/25/35 (a)(e)	267,335
129,290	AAA	Series 2006-BC3, Class A2, 0.279% due 10/25/36 (a)(b)	127,952
1,690,734	AAA	Series 2007-BC4, Class A3, 0.479% due 11/25/37 (a)	1,563,258
		WaMu Mortgage Pass Through Certificates:
990,591	AAA	Series 2003-R1, Class A1, 0.769% due 12/25/27 (a)(b)	770,217
61,292	AAA	Series 2004-AR11, Class A, 2.893% due 10/25/34 (a)	56,458
216,844	AAA	Series 2004-AR12, Class A2A, 0.640% due 10/25/44 (a)	146,680
580,748	AAA	Series 2005-AR11, Class A1A, 0.549% due 8/25/45 (a)	441,374
1,475,764	AAA	Series 2005-AR13, Class A1A1, 0.519% due 10/25/45 (a)(b)	1,057,654
575,211	AAA	Series 2005-AR15, Class A1A2, 0.509% due 11/25/45 (a)	398,058
546,937	AAA	Series 2005-AR19, Class A1A2, 0.519% due 12/25/45 (a)	379,736
1,000,000	AA−	Series 2005-AR4, Class A5, 4.549% due 4/25/35 (a)	816,530
1,503,452	AAA	Series 2006-AR13, Class 2A, 3.594% due 10/25/46 (a)(b)	913,240
878,883	CCC	Series 2006-AR14, Class 1A4, 5.597% due 11/25/36 (a)(b)	671,281
755,469	CCC	Series 2007-HY4, Class 4A1, 5.508% due 9/25/36 (a)	620,069
1,249,870	CCC	Series 2007-OA2, Class 1A, 1.181% due 3/25/47 (a)(b)	671,947
1,716,740	CCC	Series 2007-OA2, Class 2A, 0.929% due 1/25/47 (a)	782,863
1,485,908	AAA	Series 2007-OA5, Class 1A, 1.231% due 6/25/47 (a)	828,931
		Wells Fargo Mortgage Backed Securities Trust:
765,680	A	Series 2006-AR2, Class 2A1, 4.950% due 3/25/36 (a)(b)	677,988
400,000	A−	Series 2006-AR4, Class 2A4, 5.754% due 4/25/36 (a)	359,857
228,927	Caa1 (g)	Series 2006-AR7, Class 2A4, 5.582% due 5/25/36 (a)(b)	193,328

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $151,742,566)	140,049,992

CORPORATE BONDS & NOTES — 26.4%
Aerospace & Defense — 0.0%
300,000	BBB+	Goodrich Corp., Senior Unsecured Notes, 6.290% due 7/01/16 (b)	337,535

Air Freight & Logistics — 0.1%
1,300,000	AA−	United Parcel Service Inc., Senior Unsecured Notes, 4.500% due 1/15/13	1,400,659

Airlines — 0.6%
417,468	BBB+	Continental Airlines Inc., Pass Thru Certificates, 7.256% due 3/15/20	419,556

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

CORPORATE BONDS & NOTES — 26.4% — (continued)
Airlines — 0.6% — (continued)

		Delta Air Lines Inc., Pass Thru Certificates:
$47,812	BBB	7.379% due 5/18/10	$47,812
512,452	BBB	6.619% due 3/18/11	516,936
750,000	BB+	6.417% due 7/02/12	723,750
1,034,645	BBB−	JetBlue Airways 2004-2 G-1 Pass Through Trust, Pass Thru Certificates, 0.625% due 8/15/16 (a)	846,748
		Northwest Airlines Inc., Pass Thru Certificates:
1,000,000	BBB−	6.841% due 4/01/11	1,000,000
401,783	BBB−	7.041% due 4/01/22	375,667
1,300,000	BBB	United Air Lines Inc., Pass Thru Certificates, 10.400% due 11/01/16	1,374,750

		Total Airlines	5,305,219

Automobiles — 0.2%
		Daimler Finance North America LLC, Company Guaranteed Notes:
285,000	BBB+	4.875% due 6/15/10	288,080
300,000	BBB+	5.875% due 3/15/11	312,547
900,000	BBB+	5.750% due 9/08/11 (b)	954,070
		Motors Liquidation Co., Senior Unsecured Notes:
1,325,000	NR	8.250% due 7/15/23 (j)(k)	400,812
20,000	NR	8.375% due 7/15/33 (j)	6,150

		Total Automobiles	1,961,659

Beverages — 0.3%
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
1,075,000	BBB+	4.125% due 1/15/15	1,108,785
95,000	BBB+	7.750% due 1/15/19 (e)	114,541
160,000	BBB+	5.375% due 1/15/20	168,338
545,000	A−	Coca-Cola Femsa SAB de CV, Senior Unsecured Notes, 4.625% due 2/15/20 (e)	548,229
470,000	BBB-	Dr Pepper Snapple Group Inc., Company Guaranteed Notes, 6.820% due 5/01/18	536,342
510,000	A+	PepsiCo Inc., Senior Unsecured Notes, 7.900% due 11/01/18	638,865

		Total Beverages	3,115,100

Biotechnology — 0.0%
425,000	BBB−	Life Technologies Corp., Senior Notes, 4.400% due 3/01/15	430,733

Building Products — 0.2%
1,400,000	BB	Pulte Homes Inc., Company Guaranteed Notes, 6.250% due 2/15/13 (b)	1,442,000

Capital Markets — 1.9%
450,000	A+	Bank of New York Mellon Corp., Senior Subordinated Notes, 6.375% due 4/01/12	487,563
780,000	AA	BP Capital Markets PLC, Company Guaranteed Notes, 3.125% due 3/10/12	810,492
450,000	BBB	Goldman Sachs Capital II, Company Guaranteed Notes, 5.793% due 12/29/49 (a)	361,125
		Goldman Sachs Group Inc. (The):
		Senior Notes:
475,000	A	6.000% due 5/01/14	521,797
1,685,000	A	7.500% due 2/15/19	1,931,691
		Senior Unsecured Notes:
190,000	A	4.500% due 6/15/10	192,087
400,000	A	0.429% due 2/06/12 (a)	397,746
115,000	A	4.750% due 7/15/13	121,530
1,500,000	A	5.250% due 10/15/13	1,617,654
800,000	A	5.125% due 1/15/15	846,042
1,000,000	A	5.750% due 10/01/16 (b)	1,063,131
2,600,000	A	6.250% due 9/01/17 (b)	2,803,343
600,000	A	6.150% due 4/01/18	634,797
650,000	NR	Lehman Brothers Holdings Capital Trust V, Company Guaranteed Notes, 5.857% due 11/29/49 (j)	3,250
230,000	NR	Lehman Brothers Holdings E-Capital Trust I, Company Guaranteed Notes, 0.000% due 8/20/65 (j)	1,150

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

CORPORATE BONDS & NOTES — 26.4% — (continued)
Capital Markets — 1.9% — (continued)

		Lehman Brothers Holdings Inc.:
		Senior Unsecured Notes:
$1,400,000	NR	0.000% due 11/24/08 (j)	$318,500
640,000	NR	0.000% due 11/07/16 (j)	128,000
416,000	NR	8.920% due 2/16/17 (j)	83,200
900,000	NR	Subordinated Notes, 6.750% due 12/28/17 (j)	4,500
		Merrill Lynch & Co., Inc.:
2,600,000	A	Notes, 6.875% due 4/25/18 (b)	2,743,764
		Senior Unsecured Notes:
850,000	AA−	8.950% due 5/18/17 (a)	880,812
1,584,000	AA−	9.570% due 6/06/17 (a)(f)	1,737,490

		Total Capital Markets	17,689,664

Chemicals — 0.0%
190,000	BBB+	PPG Industries Inc., Senior Unsecured Notes, 6.650% due 3/15/18	213,726
19,000	BB	Westlake Chemical Corp., Company Guaranteed Notes, 6.625% due 1/15/16	18,288

		Total Chemicals	232,014

Commercial Banks — 4.2%
2,025,000	AAA	Achmea Hypotheekbank NV, Government Liquid Guaranteed Notes, 3.200% due 11/03/14 (e)	2,067,460
700,000	BBB+	American Express Centurion Bank, Senior Unsecured Notes, 0.289% due 3/23/10 (a)(b)	695,518
1,000,000	AA	ANZ National International Ltd., Bank Guaranteed Notes, 6.200% due 7/19/13 (e)	1,102,160
1,100,000	BB	BAC Capital Trust XV, Bank Guaranteed Notes, 1.052% due 6/01/56 (a)	681,672
230,000	A	Bank of America Corp., Senior Unsecured Notes, 7.625% due 6/01/19	260,537
855,000	A	Bank One Corp., Subordinated Notes, 5.900% due 11/15/11	915,889
460,000	BB	BankAmerica Capital III, Bank Guaranteed Notes, 0.821% due 1/15/27 (a)	311,847
		Barclays Bank PLC:
1,200,000	AA−	Senior Notes, 5.200% due 7/10/14	1,284,933
480,000	AA−	Senior Unsecured Notes, 5.125% due 1/08/20	472,206
660,000	A−	Credit Agricole S.A., Subordinated Notes, 9.750% due 6/29/49	706,200
555,000	A+	Credit Suisse/New York NY, Senior Unsecured Notes, 5.300% due 8/13/19	569,616
1,000,000	A+	Deutsche Bank AG, Senior Unsecured Notes, 4.875% due 5/20/13	1,076,056
600,000	AA	Eksportfinans AS, Senior Unsecured Notes, 5.500% due 6/26/17	656,985
500,000	AAA	Fortis Bank Nederland Holding NV, Government Liquid Guaranteed Notes, 1.246% due 6/10/11 (a)	683,930
		Glitnir Banki HF:
270,000	D	Notes, 6.330% due 7/28/11 (e)(i)(j)	71,550
460,000	NR	Subordinated Notes, 6.693% due 6/15/16 (e)(i)(j)	1,196
449,000	B	GMAC Inc., Company Guaranteed Notes, 6.625% due 5/15/12	447,878
1,300,000	BBB−	HBOS PLC, Senior Subordinated Notes, 6.750% due 5/21/18 (e)	1,201,226
1,600,000	AA−	HSBC Bank USA, Subordinated Notes, 6.000% due 8/09/17 (b)	1,757,312
		ICICI Bank Ltd., Unsecured Notes:
100,000	BB	6.375% due 4/30/22 (a)(e)	92,215
150,000	BB	6.375% due 4/30/22 (a)	138,130
200,000	AAA	ING Bank NV, Government Liquid Guaranteed Notes, 3.900% due 3/19/14 (b)(e)	208,940
225,000	A+	JPMorgan Chase Bank NA, Subordinated Notes, 0.584% due 6/13/16 (a)	207,403
2,600,000	AAA	Kreditanstalt fuer Wiederaufbau, Foreign Government Guaranteed Notes, 3.500% due 3/10/14	2,724,631
690,000	NR	Landsbanki Islands HF, Senior Unsecured Notes, 6.100% due 8/25/11 (e)(i)(j)	63,825
		Lloyds TSB Bank PLC:
1,000,000	A+	Bank Guaranteed Notes, 5.800% due 1/13/20 (e)	969,440
400,000	AAA	Government Liquid Guaranteed Notes, 0.867% due 6/09/11 (a)	547,476
2,800,000	BB	Subordinated Notes, 12.000% due 12/29/49 (a)(e)(f)(i)	3,099,903
1,000,000	AA	National Australia Bank Ltd., Senior Notes, 5.350% due 6/12/13 (e)	1,086,218
1,500,000	A	National City Bank/Cleveland OH, Subordinated Notes, 0.625% due 6/07/17 (a)	1,336,646
750,000	BB	Nationsbank Cap Trust III, Bank Guaranteed Notes, 0.801% due 1/15/27 (a)	526,353
580,000	AA−	Nordea Bank AB, Senior Notes, 4.875% due 1/27/20 (e)	580,289

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

CORPORATE BONDS & NOTES — 26.4% — (continued)
Commercial Banks — 4.2% — (continued)

		Royal Bank of Scotland Group PLC:
$660,000	BB−	Junior Subordinated Notes, 9.118% due 3/31/49	$584,100
120,000	A	Senior Unsecured Notes, 6.400% due 10/21/19	120,862
390,000	AA−	Santander Issuances SA Unipersonal, Subordinated Notes, 5.805% due 6/20/16 (a)(e)	384,953
200,000	AA	Santander US Debt SA Unipersonal, Bank Guaranteed Notes, 3.724% due 1/20/15 (e)	199,164
400,000	BBB−	Shinsei Finance Cayman Ltd., Junior Subordinated Notes, 6.418% due 1/29/49 (a)(e)	218,231
		Societe Financement de l’Economie Francaise, Government Liquid Guaranteed Notes, 2.250% due
1,535,000	AAA	6/11/12 (e)	1,571,252
10,000	A	Sumitomo Mitsui Banking Corp., Senior Subordinated Notes, 8.000% due 6/15/12	11,171
190,000	BB	Sun Trust Capital VIII, Bank Guaranteed Notes, 6.100% due 12/15/36 (a)	146,402
3,000,000	AAA	Swedbank AB, Government Liquid Guaranteed Notes, 2.800% due 2/10/12 (b)(e)	3,072,629
2,600,000	A+	UBS AG Stamford Branch, Senior Unsecured Notes, 5.750% due 4/25/18 (b)	2,686,286
		UBS AG/Stamford CT, Senior Unsecured Notes:
1,600,000	A+	1.352% due 2/23/12 (a)(b)	1,601,168
710,000	A+	3.875% due 1/15/15	710,948
		Wachovia Corp.:
1,360,000	AA−	Senior Unsecured Notes, 5.750% due 2/01/18	1,436,911
280,000	A+	Subordinated Notes, 5.250% due 8/01/14	296,349
10,000	A+	Wells Fargo & Co., Subordinated Notes, 5.000% due 11/15/14	10,479
480,000	AA	Westpac Banking Corp., Senior Unsecured Notes, 4.875% due 11/19/19	474,739

		Total Commercial Banks	40,071,284

Commercial Services & Supplies — 0.1%
260,000	AAA	Board of Trustees of The Leland Stanford Junior University (The), Notes, 4.250% due 5/01/16	275,221
27,000	B+	DI Finance/DynCorp. International, Senior Subordinated Notes, 9.500% due 2/15/13	27,337
185,000	BBB	Waste Management Inc., Company Guaranteed Notes, 6.375% due 11/15/12	204,991

		Total Commercial Services & Supplies	507,549

Communication Equipment — 0.1%
800,000	BB+	Motorola Inc., Senior Unsecured Notes, 6.000% due 11/15/17 (b)	831,471

Computers & Peripherals — 0.1%
650,000	A	Hewlett-Packard Co., Senior Unsecured Notes, 2.250% due 5/27/11	661,800

Consumer Finance — 0.9%
200,000	CCC−	Aiful Corp., Notes, 5.000% due 8/10/10 (e)	190,250
		American Express Co.:
1,200,000	BBB+	Senior Unsecured Notes, 7.000% due 3/19/18 (b)	1,348,212
260,000	BB	Subordinated Notes, 6.800% due 9/01/66 (a)	246,350
1,000,000	BBB+	American Express Credit Corp., Senior Unsecured Notes, 0.392% due 6/16/11 (a)(b)	994,697
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
100,000	B−	7.375% due 2/01/11	102,025
674,000	B−	5.504% due 6/15/11 (a)	680,740
85,000	B−	7.250% due 10/25/11	86,201
1,400,000	B−	7.000% due 10/01/13 (b)	1,379,887
2,400,000	BBB	Foster’s Finance Corp., Notes, 4.875% due 10/01/14 (b)(e)	2,516,138
		SLM Corp., Senior Unsecured Notes:
470,000	BBB−	5.000% due 10/01/13	440,559
385,000	BBB−	0.549% due 1/27/14 (a)	320,171
625,000	BBB−	5.375% due 5/15/14	579,986
70,000	BBB−	5.050% due 11/14/14	62,495

		Total Consumer Finance	8,947,711

Diversified Consumer Services — 0.0%
95,000	BB−	Service Corp. International, Senior Unsecured Notes, 7.500% due 4/01/27	86,212

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

CORPORATE BONDS & NOTES — 26.4% — (continued)

Diversified Financial Services — 6.0%
$840,000	BBB+	American Express Co., Senior Unsecured Notes, 8.125% due 5/20/19	$1,018,061
20,000	BBB−	Anadarko Finance Co., Company Guaranteed Notes, 7.500% due 5/01/31	22,591
50,000	A+	ASIF Global Financing XIX, Senior Secured Notes, 4.900% due 1/17/13 (e)	49,055
1,500,000	BB (h)	Astoria Depositor Corp., Pass Thru Certificates, 8.144% due 5/01/21 (e)	1,410,937
		Bank of America Corp., Senior Unsecured Notes:
375,000	A	5.625% due 10/14/16	383,698
155,000	A	6.000% due 9/01/17	159,894
6,200,000	A	5.650% due 5/01/18 (b)	6,213,669
750,000	Baa3 (g)	BankBoston Capital Trust III, Limited Guaranteed Notes, 1.004% due 6/15/27 (a)	482,983
3,700,000	A	Barclays Bank PLC, Senior Subordinated Notes, 6.050% due 12/04/17 (b)(e)	3,795,804
		Bear Stearns Cos. LLC (The), Senior Unsecured Notes:
20,000	A+	6.400% due 10/02/17	22,114
3,125,000	A+	7.250% due 2/01/18	3,630,391
125,000	AA	Belvoir Land LLC, Notes, 5.270% due 12/15/47 (e)	90,477
700,000	BBB	Capital One Financial Corp., Senior Notes, 7.375% due 5/23/14	803,179
883,888	BBB−	Cedar Brakes II LLC, Secured Notes, 9.875% due 9/01/13 (e)	908,070
		Countrywide Financial Corp., Company Guaranteed Notes:
500,000	A	4.500% due 6/15/10	505,652
300,000	A	5.800% due 6/07/12	319,651
1,000,000	BBB+	Credit Suisse Guernsey, Junior Subordinated Notes, 0.940% due 5/29/49 (a)	751,250
		Credit Suisse/New York NY:
1,265,000	A+	Senior Unsecured Notes, 5.000% due 5/15/13	1,361,893
1,570,000	A	Subordinated Notes, 6.000% due 2/15/18	1,651,935
1,000,000	BBB−	Discover Financial Services, Senior Unsecured Notes, 0.784% due 6/11/10 (a)	997,248
680,000	BB	El Paso Performance-Linked Trust, Senior Unsecured Notes, 7.750% due 7/15/11 (e)	712,450
		Farmers Exchange Capital, Debentures Notes:
1,500,000	BBB+	7.050% due 7/15/28 (e)	1,337,691
600,000	BBB+	7.200% due 7/15/48 (e)	502,160
		General Electric Capital Corp.:
1,575,000	AAA	FDIC Guranteed Notes, 2.625% due 12/28/12	1,623,409
		Senior Unsecured Notes:
1,475,000	AA+	5.000% due 11/15/11	1,562,557
145,000	AA+	5.875% due 2/15/12	156,119
605,000	AA+	0.369% due 4/10/12 (a)	598,238
55,000	AA+	5.000% due 4/10/12	58,292
20,000	AA+	5.450% due 1/15/13	21,521
100,000	NR	0.553% due 3/20/13 (a)(f)	95,578
700,000	AA+	0.381% due 3/20/14 (a)	654,071
575,000	AA+	5.900% due 5/13/14	631,961
500,000	AA+	0.553% due 6/20/14 (a)	461,946
1,270,000	AA+	0.514% due 9/15/14 (a)	1,207,176
750,000	AA+	0.450% due 5/11/16 (a)	681,125
1,410,000	AA+	5.625% due 5/01/18	1,452,279
775,000	AA+	0.629% due 5/05/26 (a)	626,522
500,000	AA+	5.875% due 1/14/38 (b)	465,722
		Subordinated Notes:
1,100,000	A+	6.500% due 9/15/67 (a)(e)	1,408,511
1,050,000	A+	6.375% due 11/15/67 (a)	941,063
270,000	BB	ILFC E-Capital Trust II, Company Guaranteed Notes, 6.250% due 12/21/65 (a)(e)	144,450
240,000	AA	Irwin Land LLC, Bonds, 5.300% due 12/15/35 (e)	189,754
1,450,000	BBB+	JP Morgan Chase Capital XIII, Company Guaranteed Notes, 1.201% due 9/30/34 (a)	1,061,425
400,000	BBB+	JP Morgan Chase Capital XXIII, Limited Guarantee Notes, 1.250% due 5/15/47 (a)	288,854

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

CORPORATE BONDS & NOTES — 26.4% — (continued)
Diversified Financial Services — 6.0% — (continued)

		JPMorgan Chase & Co.:
$1,620,000	A	Senior Subordinated Notes, 6.750% due 2/01/11	$1,705,345
		Senior Unsecured Notes:
1,475,000	A+	4.650% due 6/01/14	1,563,543
1,000,000	A+	6.300% due 4/23/19	1,110,901
750,000	A+	6.400% due 5/15/38	813,684
		Subordinated Notes:
295,000	A	5.125% due 9/15/14	312,008
330,000	A	5.150% due 10/01/15	349,764
630,000	A	6.125% due 6/27/17	672,494
100,000	C (g)	Kaupthing Bank Hf, Senior Notes, 5.750% due 10/04/11 (e)(i)(j)	25,500
1,750,000	NR	LBG Capital No. 1 PLC, Bank Guaranteed Notes, 8.000% due 6/15/20 (a)	1,373,750
1,710,000	AAA	LeasePlan Corp. NV, Government Liquid Guaranteed Notes, 3.000% due 5/07/12 (e)	1,765,069
120,000	NR	Lehman Brothers Holdings Inc., Senior Unsecured Notes, 5.250% due 2/06/12 (j)	27,600
190,000	BBB+	MUFG Capital Finance 1 Ltd., Bank Guaranteed Notes, 6.346% due 7/29/49 (a)	185,879
1,700,000	BBB−	Pipeline Funding Co. LLC, Pass Thru Certificates, 7.500% due 1/15/30 (e)	1,660,288
350,000	A+	Prudential Holdings LLC, Senior Secured Notes, 8.695% due 12/18/23 (e)	411,191
		Resona Preferred Global Securities Cayman Ltd., Junior Subordinated Notes, 7.191% due
70,000	BBB	12/29/49 (a)(e)	63,573
80,000	BBB−	SLM Corp., Senior Unsecured Notes, 5.625% due 8/01/33	61,722
310,000	BBB−	TNK-BP Finance SA, Company Guaranteed Notes, 7.500% due 7/18/16 (e)	331,700
1,375,000	AA−	Wachovia Bank NA, Subordinated Notes, 6.000% due 11/15/17	1,469,307
230,000	A−	Wachovia Capital Trust III, Bank Guaranteed Notes, 5.800% due 3/29/49 (a)	187,450
440,000	A−	WEA Finance LLC/WT Finance Aust Pty Ltd., Company Guaranteed Notes, 6.750% due 9/02/19 (e)	472,589
150,000	A−	Wells Fargo Capital X, Company Guaranteed Notes, 5.950% due 12/15/36	136,300
950,000	A	ZFS Finance USA Trust I, Junior Subordinated Notes, 5.875% due 5/09/32 (a)(e)	864,849

		Total Diversified Financial Services	57,025,932

Diversified Telecommunication Services — 1.6%
		AT&T Inc., Senior Unsecured Notes:
170,000	A	5.100% due 9/15/14	185,265
140,000	A	5.800% due 2/15/19	150,001
200,000	A	6.500% due 9/01/37	208,820
2,575,000	A	6.300% due 1/15/38 (b)	2,631,158
520,000	A	6.550% due 2/15/39	551,234
235,000	BBB−	British Telecommunications PLC, Senior Unsecured Notes, 9.125% due 12/15/10	249,735
689,000	A+	Cisco Systems Inc., Senior Unsecured Notes, 4.450% due 1/15/20	689,786
225,000	BBB−	COX Communications Inc., Bonds, 8.375% due 3/01/39 (e)	284,144
220,000	BBB+	Deutsche Telekom International Finance BV, Company Guaranteed Notes, 5.750% due 3/23/16	237,841
3,000,000	BBB−	Embarq Corp., Senior Unsecured Notes, 7.082% due 6/01/16 (b)	3,311,220
55,000	A	New Cingular Wireless Services Inc., Senior Unsecured Notes, 8.125% due 5/01/12	62,288
240,000	BBB+	Royal KPN NV, Senior Unsecured Notes, 8.375% due 10/01/30	300,043
1,300,000	BB	Sprint Capital Corp., Company Guaranteed Notes, 7.625% due 1/30/11 (b)	1,332,500
160,000	BBB	Telecom Italia Capital SA, Company Guaranteed Notes, 4.950% due 9/30/14	167,191
		Telefonica Emisiones SAU, Company Guaranteed Notes:
425,000	A−	4.949% due 1/15/15	451,968
680,000	A−	6.221% due 7/03/17	751,556
475,000	A−	Telefonica Europe BV, Company Guaranteed Notes, 7.750% due 9/15/10	492,453
		Verizon Communications Inc.:
280,000	A	Bonds, 6.900% due 4/15/38	312,155
		Senior Unsecured Notes:
340,000	A	6.875% due 4/01/12	372,895
700,000	A	5.550% due 2/15/16 (b)	763,972
165,000	A	5.125% due 6/15/33	136,154

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

CORPORATE BONDS & NOTES — 26.4% — (continued)
Diversified Telecommunication Services — 1.6% — (continued)

		Verizon Global Funding Corp., Senior Unsecured Notes:
$5,000	A	6.875% due 6/15/12	$5,584
165,000	A	7.375% due 9/01/12	187,813
855,000	A−	Vodafone Group PLC, Senior Unsecured Notes, 4.150% due 6/10/14	895,913
165,000	B+	Windstream Corp., Company Guaranteed Notes, 8.625% due 8/01/16	168,713

		Total Diversified Telecommunication Services	14,900,402

Electric Utilities — 1.6%
275,000	A	Alabama Power Co., Senior Unsecured Notes, 6.000% due 3/01/39	290,477
155,000	BBB−	Constellation Energy Group Inc., Senior Unsecured Notes, 7.600% due 4/01/32	176,717
200,000	A−	Dominion Resources Inc., Senior Unsecured Notes, 5.950% due 6/15/35	201,153
425,000	BBB+	Duke Energy Corp., Senior Unsecured Notes, 5.050% due 9/15/19	435,726
		Edison Mission Energy, Senior Unsecured Notes:
220,000	B	7.200% due 5/15/19	155,650
50,000	B	7.625% due 5/15/27	32,750
		Energy Future Holdings Corp.:
101,124	B−	Company Guaranteed Notes, 11.250% due 11/01/17 (l)	71,293
160,000	CCC	Senior Unsecured Notes, 6.500% due 11/15/24	81,109
1,345,000	BBB+	Entergy Texas Inc., 1st Mortgage Notes, 7.125% due 2/01/19	1,525,873
115,000	BBB−	Exelon Corp., Senior Unsecured Notes, 5.625% due 6/15/35	107,224
540,000	BB+	FirstEnergy Corp., Senior Unsecured Notes, 7.375% due 11/15/31	585,538
145,000	A	Florida Power & Light Co., 1st Mortgage Notes, 4.950% due 6/01/35	132,789
		Florida Power Corp., 1st Mortgage Notes:
195,000	A−	5.900% due 3/01/33	201,104
125,000	A−	6.400% due 6/15/38	138,052
5,000	A+	Hydro-Quebec, Local Government Guaranteed Notes, 6.300% due 5/11/11	5,325
1,700,000	BBB	Illinois Power Co., Senior Secured Notes, 6.250% due 4/01/18 (b)	1,843,480
640,000	BB+	Indiantown Cogeneration LP, 1st Mortgage Notes, 9.770% due 12/15/20	700,158
575,000	BBB	Kansas City Power & Light Co., Senior Unsecured Notes, 6.375% due 3/01/18	625,866
750,000	BBB	KCP&L Greater Missouri Operations Co., Senior Unsecured Notes, 8.270% due 11/15/21	796,250
		Midamerican Energy Holdings Co., Senior Unsecured Notes:
250,000	BBB+	5.950% due 5/15/37	252,505
225,000	BBB+	6.500% due 9/15/37	243,098
1,350,000	BBB−	Nisource Finance Corp., Company Guaranteed Notes, 6.125% due 3/01/22	1,409,404
600,000	BBB+	Oncor Electric Delivery Co. LLC, Senior Secured Notes, 5.950% due 9/01/13	658,388
		Pacific Gas & Electric Co., Senior Unsecured Notes:
350,000	BBB+	5.625% due 11/30/17	379,807
210,000	BBB+	6.050% due 3/01/34	219,405
800,000	BBB	PSEG Power LLC, Company Guaranteed Notes, 7.750% due 4/15/11 (b)	853,835
800,000	BB+	Public Service Co. of New Mexico, Senior Unsecured Notes, 7.950% due 5/15/18	843,217
95,000	A−	Public Service Electric & Gas Co., Secured Notes, 5.250% due 7/01/35	90,459
300,000	A−	Scottish Power PLC, Senior Unsecured Notes, 4.910% due 3/15/10	299,975
900,000	BBB−	Texas-New Mexico Power Co., 1st Mortgage Notes, 9.500% due 4/01/19 (e)	1,113,095
		TXU Corp., Senior Unsecured Notes:
120,000	CCC	5.550% due 11/15/14	88,174
555,000	CCC	6.550% due 11/15/34	281,515

		Total Electric Utilities	14,839,411

Energy Equipment & Services — 0.1%
110,000	BB	Compagnie Generale de Geophysique-Veritas, Company Guaranteed Notes, 7.750% due 5/15/17	108,350
160,000	B	Dynegy Holdings Inc., Senior Unsecured Notes, 7.750% due 6/01/19	126,400
350,000	A	Halliburton Co., Senior Unsecured Notes, 5.500% due 10/15/10	361,310
60,000	BBB−	Pride International Inc., Senior Unsecured Notes, 7.375% due 7/15/14	61,950

		Total Energy Equipment & Services	658,010

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

CORPORATE BONDS & NOTES — 26.4% — (continued)

Food & Staples Retailing — 0.1%
		CVS Caremark Corp.:
$700,000	BBB+	Notes, 6.600% due 3/15/19	$786,823
150,000	BBB+	Senior Unsecured Notes, 6.125% due 9/15/39	153,100

		Total Food & Staples Retailing	939,923

Food Products — 0.3%
600,000	BBB+	Kellogg Co., Senior Unsecured Notes, 4.450% due 5/30/16	632,895
		Kraft Foods Inc., Senior Unsecured Notes:
1,275,000	BBB−	6.500% due 8/11/17	1,440,130
55,000	BBB−	6.125% due 2/01/18	60,435
290,000	BBB−	6.500% due 11/01/31	301,144

		Total Food Products	2,434,604

Gas Utilities — 0.2%
		CenterPoint Energy Resources Corp., Senior Unsecured Notes:
650,000	BBB	7.875% due 4/01/13	749,808
200,000	BBB	6.150% due 5/01/16	212,945
600,000	BBB	6.000% due 5/15/18	630,923
560,000	BBB−	Energy Transfer Partners LP, Senior Unsecured Notes, 9.000% due 4/15/19	690,149
60,000	BB−	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 6.875% due 12/15/13	60,900

		Total Gas Utilities	2,344,725

Health Care Providers & Services — 0.6%
30,000	B+	DaVita Inc., Company Guaranteed Notes, 6.625% due 3/15/13	30,225
		HCA Inc.:
		Secured Notes:
1,260,000	BB−	9.250% due 11/15/16 (b)	1,340,325
66,268	BB−	9.625% due 11/15/16 (l)	71,072
1,345,000	BB	Senior Secured Notes, 8.500% due 4/15/19 (e)	1,449,238
		Senior Unsecured Notes:
30,000	B−	7.875% due 2/01/11	30,900
200,000	B−	6.250% due 2/15/13	197,000
120,000	B−	7.190% due 11/15/15	110,810
29,000	B−	6.500% due 2/15/16	27,188
845,000	AA−	Roche Holdings Inc., Company Guaranteed Notes, 6.000% due 3/01/19 (e)	936,259
		Tenet Healthcare Corp., Senior Secured Notes:
38,000	BB−	9.000% due 5/01/15 (e)	39,995
38,000	BB−	10.000% due 5/01/18 (e)	41,990
770,000	A−	UnitedHealth Group Inc., Senior Unsecured Notes, 5.250% due 3/15/11	799,316
		WellPoint Inc., Senior Unsecured Notes:
740,000	A−	5.000% due 1/15/11	764,895
30,000	A−	5.875% due 6/15/17	32,664

		Total Health Care Providers & Services	5,871,877

Hotels, Restaurants & Leisure — 0.0%
		Boyd Gaming Corp., Senior Subordinated Notes:
25,000	B+	6.750% due 4/15/14 (k)	21,406
80,000	B+	7.125% due 2/01/16 (k)	63,400
30,000	D	Inn of the Mountain Gods Resort & Casino, Company Guaranteed Notes, 12.000% due 11/15/10 (i)(j)	14,700
		MGM Mirage, Company Guaranteed Notes:
5,000	CCC+	8.500% due 9/15/10	5,013
30,000	CCC+	6.750% due 9/01/12	27,900
20,000	CCC+	6.625% due 7/15/15 (k)	15,900
100,000	CCC+	7.625% due 1/15/17	80,000
10,000	CCC+	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 8.000% due 4/01/12	8,900

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

CORPORATE BONDS & NOTES — 26.4% — (continued)
Hotels, Restaurants & Leisure — 0.0% — (continued)

		Station Casinos Inc.:
$5,000	D	Senior Subordinated Notes, 6.875% due 3/01/16 (i)(j)	$51
		Senior Unsecured Notes:
28,000	D	6.000% due 4/01/12 (i)(j)	4,200
95,000	D	7.750% due 8/15/16 (i)(j)	14,250

		Total Hotels, Restaurants & Leisure	255,720

Household Durables — 0.1%
20,000	B−	American Achievement Corp., Company Guaranteed Notes, 8.250% due 4/01/12 (e)	19,800
600,000	BBB−	Newell Rubbermaid Inc., Senior Unsecured Notes, 10.600% due 4/15/19 (b)	791,062

		Total Household Durables	810,862

Independent Power Producers & Energy Traders — 0.0%
		AES Corp.:
53,000	BB+	Senior Secured Notes, 8.750% due 5/15/13 (e)	54,192
130,000	BB−	Senior Unsecured Notes, 7.750% due 10/15/15	129,675
		NRG Energy Inc., Company Guaranteed Notes:
115,000	BB−	7.250% due 2/01/14	116,150
40,000	BB−	7.375% due 2/01/16	39,550
15,000	BB−	7.375% due 1/15/17	14,794

		Total Independent Power Producers & Energy Traders	354,361

Industrial Conglomerates — 0.1%
		Tyco International Group SA, Company Guaranteed Notes:
300,000	BBB+	6.375% due 10/15/11	322,760
420,000	BBB+	6.000% due 11/15/13	468,065
56,000	BBB+	6.875% due 1/15/21	64,931

		Total Industrial Conglomerates	855,756

Insurance — 1.9%
		American International Group Inc., Senior Unsecured Notes:
600,000	A−	0.855% due 7/19/13 (a)	669,427
2,100,000	A−	5.850% due 1/16/18 (b)	1,698,194
2,300,000	A−	8.250% due 8/15/18 (b)	2,113,672
245,000	AA+	Berkshire Hathaway Finance Corp., Company Guaranteed Notes, 4.750% due 5/15/12	263,081
1,400,000	AA−	Guardian Life Insurance Co. of America, Notes, 7.375% due 9/30/39 (e)	1,464,272
600,000	BBB	MetLife Capital Trust X, Collateral Trust Notes, 9.250% due 4/08/38 (a)(e)	672,000
		MetLife Inc.:
1,540,000	BBB	Junior Subordinated Notes, 6.400% due 12/15/36	1,347,500
1,300,000	A−	Notes, 7.717% due 2/15/19	1,514,079
		Metropolitan Life Global Funding I, Senior Secured Notes:
2,500,000	AA−	0.290% due 5/17/10 (a)(b)(e)	2,501,272
1,300,000	AA−	5.125% due 4/10/13 (e)	1,405,135
375,000	AA−	5.125% due 6/10/14 (e)	402,835
2,400,000	AAA	New York Life Global Funding, Notes, 4.650% due 5/09/13 (b)(e)	2,567,273
1,150,000	AA−	Pricoa Global Funding I, Notes, 5.450% due 6/11/14 (e)	1,252,118
720,000	BBB	Travelers Cos., Inc., Junior Subordinated Notes, 6.250% due 3/15/37 (a)	687,006

		Total Insurance	18,557,864

Media — 0.8%
		Comcast Cable Communications Holdings Inc., Company Guaranteed Notes:
30,000	BBB+	8.375% due 3/15/13	34,854
175,000	BBB+	9.455% due 11/15/22	234,592
		Comcast Cable Communications LLC, Company Guaranteed Notes:
1,300,000	BBB+	6.750% due 1/30/11	1,364,711
170,000	BBB+	8.875% due 5/01/17	208,674

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

CORPORATE BONDS & NOTES — 26.4% — (continued)
Media — 0.8% — (continued)

$280,000	BBB+	Comcast Cable Holdings LLC, Senior Unsecured Notes, 9.800% due 2/01/12	$319,168
		Comcast Corp., Company Guaranteed Notes:
595,000	BBB+	5.300% due 1/15/14	645,993
280,000	BBB+	6.500% due 1/15/15	318,106
30,000	BBB+	6.500% due 1/15/17	33,569
30,000	BBB+	5.875% due 2/15/18	32,237
240,000	BBB+	5.700% due 5/15/18	255,351
250,000	BBB+	6.450% due 3/15/37	257,305
		DISH DBS Corp., Company Guaranteed Notes:
20,000	BB−	7.000% due 10/01/13	20,550
50,000	BB−	6.625% due 10/01/14	50,250
25,000	BB−	Echostar DBS Corp., Company Guaranteed Notes, 7.125% due 2/01/16	25,188
10,000	B+	Lamar Media Corp., Company Guaranteed Notes, 6.625% due 8/15/15	9,400
125,000	BBB+	News America Holdings Inc., Company Guaranteed Notes, 8.500% due 2/23/25	152,694
		News America Inc., Company Guaranteed Notes:
315,000	BBB+	7.625% due 11/30/28	357,216
35,000	BBB+	6.200% due 12/15/34	35,373
415,000	BBB+	Reed Elsevier Capital Inc., Company Guaranteed Notes, 8.625% due 1/15/19	520,120
70,000	BBB	Rogers Cable Inc., Senior Secured Notes, 6.750% due 3/15/15	80,317
5,000	B+	Sun Media Corp., Company Guaranteed Notes, 7.625% due 2/15/13	4,787
		Time Warner Cable Inc., Company Guaranteed Notes:
740,000	BBB	5.400% due 7/02/12	794,518
450,000	BBB	5.850% due 5/01/17	484,583
10,000	BBB	8.750% due 2/14/19	12,466
240,000	BBB	8.250% due 4/01/19	292,070
350,000	BBB	7.300% due 7/01/38	398,214
50,000	BBB	Time Warner Entertainment Co. LLP, Senior Unsecured Notes, 8.375% due 7/15/33	61,146
125,000	BBB	Time Warner Entertainment Co. LP, Company Guaranteed Notes, 8.375% due 3/15/23	153,011
		Time Warner Inc., Company Guaranteed Notes:
235,000	BBB	6.875% due 5/01/12	259,415
125,000	BBB	7.570% due 2/01/24	142,460
95,000	BBB	7.700% due 5/01/32	112,225
280,000	BBB	Turner Broadcasting System Inc., Senior Unsecured Notes, 8.375% due 7/01/13	323,880

		Total Media	7,994,443

Metals & Mining — 0.1%
100,000	A	Corp. Nacional del Cobre de Chile, Senior Unsecured Notes, 4.750% due 10/15/14 (e)	105,706
190,000	BBB−	Freeport-McMoRan Copper & Gold Inc., Senior Unsecured Notes, 8.375% due 4/01/17	206,427
460,000	BBB+	Rio Tinto Finance USA Ltd., Company Guaranteed Notes, 6.500% due 7/15/18	519,485
		Steel Dynamics Inc., Company Guaranteed Notes:
5,000	BB+	7.375% due 11/01/12	5,113
90,000	BB+	6.750% due 4/01/15	87,300
260,000	BBB+	Vale Overseas Ltd., Company Guaranteed Notes, 6.875% due 11/21/36	264,611

		Total Metals & Mining	1,188,642

Multiline Retail — 0.0%
20,000	BB	JC Penney Corp. Inc., Senior Unsecured Notes, 7.400% due 4/01/37	19,850

Multi-Utilities — 0.1%
		Dominion Resources Inc., Senior Unsecured Notes:
70,000	A−	4.750% due 12/15/10	72,127
330,000	A−	5.700% due 9/17/12	360,153
105,000	A−	7.195% due 9/15/14	121,523

		Total Multi-Utilities	553,803

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

CORPORATE BONDS & NOTES — 26.4% — (continued)

Oil, Gas & Consumable Fuels — 2.5%
$2,200,000	BBB	ABN Amro Bank/Deutschland for Gazprom, Secured Notes, 9.625% due 3/01/13	$2,499,420
500,000	BBB−	Anadarko Petroleum Corp., Senior Unsecured Notes, 6.450% due 9/15/36	525,902
540,000	A−	Apache Corp., Senior Unsecured Notes, 5.625% due 1/15/17	598,343
755,000	AA	Atlantic Richfield Co., Senior Unsecured Notes, 9.125% due 3/01/11	816,898
200,000	BBB	Canadian Natural Resources Ltd., Senior Unsecured Notes, 6.500% due 2/15/37	214,531
325,000	BBB+	Cenovus Energy Inc., Senior Notes, 6.750% due 11/15/39 (e)	358,326
		Chesapeake Energy Corp., Company Guaranteed Notes:
40,000	BB	6.375% due 6/15/15	38,900
30,000	BB	6.250% due 1/15/18	28,125
65,000	BB	7.250% due 12/15/18	64,350
35,000	BB	Cie Generale de Geophysique-Veritas, Company Guaranteed Notes, 7.500% due 5/15/15	34,475
120,000	B+	Complete Production Services Inc., Company Guaranteed Notes, 8.000% due 12/15/16	117,300
		ConocoPhillips, Company Guaranteed Notes:
515,000	A	4.600% due 1/15/15	556,520
520,000	A	6.000% due 1/15/20	582,224
275,000	A	ConocoPhillips Holding Co., Senior Unsecured Notes, 6.950% due 4/15/29	319,095
760,000	BBB+	Devon Financing Corp. ULC, Company Guaranteed Notes, 6.875% due 9/30/11	825,112
		El Paso Corp., Senior Unsecured Notes:
227,000	BB−	7.800% due 8/01/31	221,686
325,000	BB−	7.750% due 1/15/32	315,651
575,000	BB	El Paso Natural Gas Co., Senior Unsecured Notes, 8.625% due 1/15/22	710,563
		Enterprise Products Operating LLC, Company Guaranteed Notes:
500,000	BBB−	6.300% due 9/15/17	554,698
175,000	BBB−	6.500% due 1/31/19	194,673
400,000	BBB−	5.250% due 1/31/20	410,393
100,000	BBB	Gaz Capital SA, Senior Secured Notes, 6.510% due 3/07/22 (e)	95,200
		Hess Corp., Senior Unsecured Notes:
50,000	BBB−	7.875% due 10/01/29	60,809
460,000	BBB−	7.300% due 8/15/31	532,519
685,000	BBB−	Kerr-McGee Corp., Company Guaranteed Notes, 7.875% due 9/15/31	804,422
		Kinder Morgan Energy Partners LP, Senior Unsecured Notes:
190,000	BBB	6.750% due 3/15/11	200,690
50,000	BBB	5.850% due 9/15/12	54,030
30,000	BBB	6.000% due 2/01/17	32,464
570,000	BBB	6.950% due 1/15/38	625,911
1,100,000	BBB+	Marathon Oil Corp., Senior Notes, 7.500% due 2/15/19	1,284,083
55,000	B	OPTI Canada Inc., Secured Notes, 8.250% due 12/15/14	49,225
1,000,000	BBB−	Panhandle Eastern Pipeline Co. LP, Senior Unsecured Notes, 8.125% due 6/01/19	1,186,673
9,000	BB+	Peabody Energy Corp., Company Guaranteed Notes, 6.875% due 3/15/13	9,157
29,000	BBB	Pemex Project Funding Master Trust, Company Guaranteed Notes, 6.625% due 6/15/35	27,718
1,455,000	B+	Sabine Pass LNG LP, Senior Secured Notes, 7.250% due 11/30/13	1,365,881
90,000	AAA	SeaRiver Maritime Inc., Company Guaranteed Notes, 3.904% due 9/01/12	84,679
900,000	AA	Shell International Finance BV, Company Guaranteed Notes, 4.000% due 3/21/14	952,822
		Southern Natural Gas Co., Senior Unsecured Notes:
40,000	BB	5.900% due 4/01/17 (e)	42,461
58,000	BB	8.000% due 3/01/32	66,682
1,300,000	BBB+	Suncor Energy Inc., Senior Unsecured Notes, 6.850% due 6/01/39 (b)	1,440,695
110,000	BB	Tennessee Gas Pipeline Co., Senior Unsecured Notes, 7.625% due 4/01/37	124,227
370,000	BBB− (h)	TEPPCO Partners LP, Company Guaranteed Notes, 6.125% due 2/01/13	405,163
		Valero Energy Corp.:
200,000	BBB	Company Guaranteed Notes, 6.625% due 6/15/37	192,424
1,250,000	BBB	Senior Unsecured Notes, 9.375% due 3/15/19	1,504,216
		Williams Cos., Inc., Senior Unsecured Notes:
431,000	BB+	7.875% due 9/01/21	529,061
438,000	BB+	7.500% due 1/15/31	493,830

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

CORPORATE BONDS & NOTES — 26.4% — (continued)
Oil, Gas & Consumable Fuels — 2.5% — (continued)

$178,000	BB+	7.750% due 6/15/31	$205,582
262,000	BB+	8.750% due 3/15/32	332,164
		XTO Energy Inc., Senior Unsecured Notes:
430,000	BBB	7.500% due 4/15/12	482,454
365,000	BBB	6.250% due 4/15/13	408,684
235,000	BBB	5.750% due 12/15/13	263,054
40,000	BBB	5.650% due 4/01/16	44,876
20,000	BBB	5.500% due 6/15/18	21,809
125,000	BBB	6.500% due 12/15/18	145,079
40,000	BBB	6.750% due 8/01/37	47,321

		Total Oil, Gas & Consumable Fuels	24,103,250

Paper & Forest Products — 0.0%
1,000	BB	Georgia-Pacific Corp., Senior Unsecured Notes, 8.125% due 5/15/11	1,055
250,000	BBB	International Paper Co., Senior Unsecured Notes, 8.700% due 6/15/38	310,198

		Total Paper & Forest Products	311,253

Pharmaceuticals — 0.5%
		Abbott Laboratories, Senior Unsecured Notes:
650,000	AA	5.600% due 11/30/17	721,933
125,000	AA	6.000% due 4/01/39	134,870
300,000	BBB−	CareFusion Corp., Senior Unsecured Notes, 6.375% due 8/01/19	330,295
660,000	A	Covidien International Finance SA, Company Guaranteed Notes, 5.450% due 10/15/12	725,190
600,000	BB	Fresenius Medical Care Capital Trust IV, Company Guaranteed Notes, 7.875% due 6/15/11 (b)	628,500
650,000	A+	GlaxoSmithKline Capital Inc., Company Guaranteed Notes, 5.650% due 5/15/18	712,171
300,000	AA	Pfizer Inc., Senior Unsecured Notes, 7.200% due 3/15/39	369,717
175,000	AA−	Schering-Plough Corp., Senior Unsecured Notes, 6.550% due 9/15/37	201,865
300,000	BBB+	Teva Pharmaceutical Finance LLC, Company Guaranteed Notes, 6.150% due 2/01/36	316,674
350,000	AA	Wyeth, Senior Unsecured Notes, 5.950% due 4/01/37	370,750

		Total Pharmaceuticals	4,511,965

Professional Services — 0.0%
65,000	NR	Selectica Inc., 0.000% due 11/15/15 (f)(j)	1

Real Estate Investment Trusts (REITs) — 0.5%
700,000	BBB−	Duke Realty LP, Senior Unsecured Notes, 6.500% due 1/15/18	698,484
19,000	B−	Forest City Enterprises Inc., Senior Unsecured Notes, 6.500% due 2/01/17	15,390
		HCP Inc., Senior Unsecured Notes:
820,000	BBB	5.950% due 9/15/11	860,025
700,000	BBB	6.450% due 6/25/12	745,768
600,000	BBB−	Healthcare Realty Trust Inc., Senior Unsecured Notes, 6.500% due 1/17/17	619,361
300,000	CCC+	iStar Financial Inc., Senior Unsecured Notes, 5.800% due 3/15/11 (b)	253,500
280,000	C	Realogy Corp., Company Guaranteed Notes, 12.375% due 4/15/15	193,200
800,000	BBB	UDR Inc., Senior Unsecured Notes, 5.000% due 1/15/12	819,976
		Ventas Realty LP/Ventas Capital Corp., Company Guaranteed Notes:
30,000	BBB−	9.000% due 5/01/12	31,800
20,000	BBB−	6.750% due 4/01/17	20,100
465,000	A−	WEA Finance LLC/WT Finance Aust Pty Ltd., Company Guaranteed Notes, 7.500% due 6/02/14 (e)	525,664

		Total Real Estate Investment Trusts (REITs)	4,783,268

Road & Rail — 0.0%
4,000	B+	Kansas City Southern de Mexico SA de CV, Senior Unsecured Notes, 9.375% due 5/01/12	4,140
20,000	BBB+	Norfolk Southern Corp., Senior Unsecured Notes, 6.750% due 2/15/11	21,026
140,000	BBB	Union Pacific Corp., Senior Unsecured Notes, 5.375% due 5/01/14	152,226

		Total Road & Rail	177,392

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

CORPORATE BONDS & NOTES — 26.4% — (continued)

Software — 0.1%
$525,000	A	Oracle Corp., Senior Unsecured Notes, 3.750% due 7/08/14	$550,645

Tobacco — 0.1%
		Altria Group Inc., Company Guaranteed Notes:
200,000	BBB	8.500% due 11/10/13	235,124
400,000	BBB	9.700% due 11/10/18 (b)	503,806
85,000	BBB	Reynolds American Inc., Senior Secured Notes, 7.250% due 6/01/12	92,915

		Total Tobacco	831,845

Wireless Telecommunication Services — 0.4%
2,415,000	A	Cellco Partnership/Verizon Wireless Capital LLC, Senior Unsecured Notes, 8.500% due 11/15/18	3,046,496
175,000	A−	France Telecom SA, Senior Unsecured Notes, 8.500% due 3/01/31	232,585
50,000	A	GTE Corp., Company Guaranteed Notes, 6.940% due 4/15/28	52,839
630,000	BBB−	Qwest Corp., Senior Unsecured Notes, 7.875% due 9/01/11	669,375
10,000	BBB	Rogers Wireless Inc., Senior Secured Notes, 6.375% due 3/01/14	11,218
100,000	A−	Telefonica Emisiones SAU, Company Guaranteed Notes, 7.045% due 6/20/36	111,511

		Total Wireless Telecommunication Services	4,124,024

		TOTAL CORPORATE BONDS & NOTES (Cost — $245,575,045)	252,020,438

MUNICIPAL BONDS — 1.8%
California — 0.3%
		State of California, GO:
400,000	A−	5.000% due 06/01/2037 (b)	358,312
900,000	A−	5.000% due 11/01/2037 (b)	805,788
100,000	A−	5.000% due 12/01/2037 (b)	89,522
1,150,000	A−	7.550% due 04/01/2039	1,124,769

		Total California	2,378,391

Colorado — 0.0%
435,000	AA−	State of Colorado, Certificate of Participation, Series B, 6.250% due 9/15/29	447,650

Illinois — 1.2%
		Chicago Transit Authority:
3,500,000	AA	Series A, 6.899% due 12/1/40 (b)	3,778,460
2,700,000	AA	Series B, 6.899% due 12/1/40 (b)	2,914,812
		Chicago, IL:
250,000	AAA	Metropolitan Water Reclamation District-Greater Chicago, 5.720%, due 12/1/38	258610
510,000	AAA	Series A, FSA-Insured, 4.750% due 1/01/36 (b)	501,764
4,200,000	A+	State of Illinois, GO, 2.766% due 1/1/12 (b)	4,249,812

		Total Illinois	11,703,458

New York — 0.0%
190,000	AAA	New York City Municipal Water Finance Authority, Water & Sewer System Revenue, Series 1289, 11.683% due 12/15/13 (a)(b)	191,212
250,000	AA−	Port Authority of New York & New Jersey, Consolidated Bonds, 6.040% due 12/1/29	254,610

		Total New York	445,822

Ohio — 0.1%
1,000,000	BBB	Buckeye Ohio Tobacco Settlement, Series A-2, 5.750% due 6/1/34 (b)	817,120

Texas — 0.1%
140,000	AAA	Dallas, TX Area Rapid Transit Revenue Bond, 5.999% due 12/1/44	149,848
350,000	AA+	State of Texas, GO, 5.517% due 4/1/39	353,811

		Total Texas	503,659

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount		Rating††	Security	Value

MUNICIPAL BONDS — 1.8% — (continued)

Virginia — 0.1%
$1,029,908		AAA	Virginia Housing Development Authority, Series C, 6.000% due 6/25/34	$1,058,920

			TOTAL MUNICIPAL BONDS (Cost — $16,967,997)	17,355,020

SOVEREIGN BONDS — 0.9%
Brazil — 0.2%
2,500,000	BRL	BBB−	Federative Republic of Brazil, Senior Unsecured Notes, 12.500% due 1/05/22	1,644,783

Canada — 0.2%
100,000	CAD	AAA	Canadian Government Bond, Notes, 1.500% due 3/01/12 (b)	95,458
1,675,000		AA−	Province of Ontario Canada, Bonds, 4.100% due 6/16/14	1,782,113

			Total Canada	1,877,571

France — 0.0%
100,000	EUR	AAA	Government of France, Bonds, 3.750% due 10/25/19	140,855

Hong Kong — 0.1%
1,000,000		AA+	Hong Kong Government International Bond, Notes, 5.125% due 8/01/14 (b)(e)	1,100,490

Japan — 0.1%
1,000,000		AA	Japan Bank for International Cooperation, Government Guaranteed Notes, 2.875% due 2/02/15	1,005,008

Mexico — 0.1%
			Mexico Government International Bond:
			Senior Unsecured Notes:
70,000		BBB	5.625% due 1/15/17	74,550
45,000		BBB	7.500% due 4/08/33	52,425
488,000		BBB	6.750% due 9/27/34	525,820
275,000		BBB	Unsubordinated Notes, 6.375% due 1/16/13	307,725

			Total Mexico	960,520

Russia — 0.1%
968,200		BBB	Russian Federation, Senior Unsecured Notes, 7.500% due 3/31/30	1,099,488

South Korea — 0.1%
1,050,000		A	Export-Import Bank of Korea, Notes, 0.471% due 10/04/11 (a)(b)(e)	1,051,938

			TOTAL SOVEREIGN BONDS (Cost — $8,189,534)	8,880,653

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 15.6%
U.S. GOVERNMENT OBLIGATIONS — 13.7%
			U.S. Treasury Bonds:
2,900,000			7.875% due 2/15/21 (b)	3,969,830
1,600,000			8.125% due 5/15/21 (b)	2,230,501
1,700,000			7.625% due 11/15/22 (b)	2,314,922
1,500,000			7.500% due 11/15/24 (b)	2,050,079
375,000			6.625% due 2/15/27	480,118
800,000			5.500% due 8/15/28 (b)	914,375
2,600,000			4.375% due 2/15/38 (b)	2,548,814
11,118,000			3.500% due 2/15/39	9,280,061
2,480,000			4.250% due 5/15/39 (b)(d)	2,369,176
7,260,000			4.500% due 8/15/39 (b)	7,229,377
2,910,000			4.375% due 11/15/39 (b)(d)	2,837,253
2,150,000			4.625% due 2/15/40 (b)	2,184,267
			U.S. Treasury Notes:
841,000			1.000% due 7/31/11 (b)(d)	847,407
200,000			2.625% due 6/30/14 (b)	205,375
12,410,000			2.375% due 9/30/14 (b)(d)	12,564,157

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Security	Value

U.S. GOVERNMENT OBLIGATIONS — 13.7% — (continued)

$10,700,000	2.625% due 12/31/14	$10,909,827
2,960,000	2.375% due 2/28/15	2,973,654
6,330,000	3.250% due 5/31/16	6,498,638
2,970,000	3.125% due 10/31/16 (b)(d)	3,003,181
4,170,000	2.750% due 11/30/16	4,114,293
1,500,000	3.250% due 12/31/16 (b)(d)	1,523,673
4,170,000	3.125% due 1/31/17 (b)(d)	4,199,974
7,840,000	3.000% due 2/28/17 (b)	7,826,531
1,500,000	3.625% due 8/15/19 (b)	1,507,969
10,960,000	3.375% due 11/15/19	10,772,485
11,465,000	3.625% due 2/15/20(b)	11,499,040
	U.S. Treasury Bonds, Inflation Indexed:
114,564	2.375% due 1/15/25	120,507
65,282	2.000% due 1/15/26	65,251
2,837,700	2.375% due 1/15/27	2,970,717
6,628,044	1.750% due 1/15/28 (b)(d)	6,312,178
100,582	2.500% due 1/15/29	106,923
1,443,728	2.125% due 2/15/40	1,446,773
	U.S. Treasury Strip Principal, Zero coupon bond to yield:
6,845,000	4.323% due 11/15/27 (m)	3,013,895

	TOTAL U.S. GOVERNMENT OBLIGATIONS	130,891,221

U.S. GOVERNMENT AGENCIES — 1.9%

400,000	Federal Farm Credit Bank (FFCB), 4.875% due 4/4/12	431,668
	Federal Home Loan Bank (FHLB):
853,312	4.770% due 9/20/12	906,076
535,000	5.625% due 6/13/16	564,420
470,000	5.625% due 11/23/35	480,531
	Federal National Mortgage Association (FNMA):
670,000	5.250% due 8/1/12	728,835
2,075,000	5.125% due 1/2/14	2,280,888
2,250,000	2.750% due 3/13/14	2,311,864
2,550,000	2.500% due 5/15/14	2,591,218
1,795,000	3.500% due 8/25/14	1,819,024
1,195,000	3.000% due 9/16/14	1,229,695
3,650,000	5.375% due 6/12/17	4,120,744
650,000	0.000% due 10/9/19	383,325

	TOTAL U.S. GOVERNMENT AGENCIES	17,848,288

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $147,919,953)	148,739,509

Shares

COMMON STOCK — 0.0%
ENERGY — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
168	SemGroup Corp. (f)*
	(Cost — $54,253)	3,906

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Shares	Security	Value

PREFERRED STOCKS — 0.0%
FINANCIALS — 0.0%
Commercial Banks — 0.0%
120	GMAC Inc., 7.000% (e)	$84,941

Diversified Financial Services — 0.0%
100	Home Ownership Funding CP II, 1.000% (e)(f)(i)	9,608

	TOTAL FINANCIALS	94,549

	TOTAL PREFERRED STOCKS (Cost — $112,274)	94,549

CONVERTIBLE PREFERRED STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Automobiles — 0.0%
20,000	Motors Liquidation Co., 5.250% (b)	134,850
3,000	Motors Liquidation Co., 6.250%	20,377

	Total Automobiles	155,227

	TOTAL CONSUMER DISCRETIONARY	155,227

TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
35	McLeodUSA Inc., 2.500% (f)(i)	0

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $136,625)	155,227

WARRANT — 0.0%
ENERGY — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
177	SemGroup Corp., expires 11/30/14 (f)
	(Cost — $9,884)	796

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $847,740,228)	854,996,618

Face
Amount†

SHORT-TERM INVESTMENTS (n) — 14.1%
COMMERCIAL PAPER — 0.7%
3,365,000	Lloyds Bank PLC, 0.170% due 3/23/10 (m)	3,364,650
2,820,000	UBS Finance Delaware LLC, 0.131% due 3/26/10 (m)	2,819,726

	TOTAL COMMERCIAL PAPER (Cost — $6,184,376)	6,184,376

MONEY MARKET FUNDS — 0.0%

43,457	CGCM Money Market Investments (o)	43,457
271,127	The AIM STIT — Liquid Asset Portfolio (o)	271,127

	TOTAL MONEY MARKET FUNDS (Cost — $314,584)	314,584

MUNICIPAL BONDS — 0.1%

1,200,000	State of Illinois, GO, 1.823% due 1/1/11 (Cost — $1,200,000)	1,200,000

REPURCHASE AGREEMENTS — 7.7%
1,900,000	Barclays Capital Inc. repurchase agreement dated 02/26/10, 0.100% due 3/1/10, Proceeds at maturity — $1,900,016; (Fully collateralized by U.S. Treasury Bond 1.750% due 1/15/18; Market Value — $1,944,650) (m)	1,900,000
29,700,000	Barclays Capital Inc. repurchase agreement dated 02/26/10, 0.110% due 3/1/10, Proceeds at maturity — $29,700,272; (Fully collateralized by FHLMC 2.180% due 4/23/12; Market Value — $30,294,901) (m)	29,700,000

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount†		Security	Value

REPURCHASE AGREEMENTS — 7.7% — (continued)

3,000,000		Barclays Capital Inc. repurchase agreement dated 02/26/10, 0.120% due 3/1/10, Proceeds at maturity — $3,000,030; (Fully collateralized by GNMA 5.500% due 10/20/39; Market Value — $3,080,855) (m)	$3,000,000
5,900,000		Deutsche Bank Securities Inc. repurchase agreement dated 02/26/10, 0.110% due 3/1/10, Proceeds at maturity — $5,900,054; (Fully collateralized by FHLMC 0.081% due 3/8/10; Market Value — $6,018,905) (m)	5,900,000
5,900,000		Goldman Sachs & Co. repurchase agreement dated 02/26/10, 0.110% due 3/1/10, Proceeds at maturity — $5,900,054; (Fully collateralized by FNMA 4.000% due 3/10/16; Market Value — $6,017,705) (m)	5,900,000
12,100,000		JPMorgan Chase & Co. repurchase agreement dated 02/26/10, 0.060% due 3/1/10, Proceeds at maturity — $12,100,061; (Fully collateralized by FHLMC 6.875% due 9/15/10; Market Value — $12,337,882) (m)	12,100,000
14,800,000		JPMorgan Chase & Co. repurchase agreement dated 02/26/10, 0.100% due 3/1/10, Proceeds at maturity — $14,800,123; (Fully collateralized by U.S. Treasury Note 4.375% due 8/15/12; Market Value — $15,111,425) (m)	14,800,000

		TOTAL REPURCHASE AGREEMENTS (Cost — $73,300,000)	73,300,000

TIME DEPOSITS — 3.9%
		Bank of America — Toronto:
29,222,378		0.030% due 3/1/10	29,222,378
		BBH — Grand Cayman:
512,126	JPY	0.010% due 3/1/10	5,764
9,539	GBP	0.063% due 3/1/10	14,537
13,293	AUD	2.935% due 3/1/10	11,913
		JPMorgan Chase & Co. — London:
488,104	EUR	0.045% due 3/1/10	666,702
		Wells Fargo — Grand Cayman:
7,379,652		0.030% due 3/1/10	7,379,652

		TOTAL TIME DEPOSITS (Cost — $37,300,946)	37,300,946

U.S. GOVERNMENT AGENCIES — 1.7%
		Federal Home Loan Bank (FHLB), Discount Notes:
6,955,000		0.095% due 3/3/10 (m)	6,954,963
		Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
3,000,000		0.080% due 3/10/10 (m)	2,999,940
700,000		0.100% due 4/20/10 (m)	699,903
		Federal National Mortgage Association (FNMA), Discount Notes:
5,400,000		0.120% due 4/7/10 (m)	5,399,334

		TOTAL U.S. GOVERNMENT AGENCIES (Cost — $16,054,140)	16,054,140

U.S. GOVERNMENT OBLIGATION — 0.0%
400,000		U.S. Treasury Bills, 0.085% due 5/13/10 (d)
		(Cost — $399,932)	399,932

		TOTAL SHORT-TERM INVESTMENTS (Cost — $134,753,978)	134,753,978

		TOTAL INVESTMENTS — 103.6% (Cost — $982,494,206 #)	989,750,596

		Liabilities in Excess of Other Assets — (3.6%)	(34,649,267)

		TOTAL NET ASSETS — 100.0%	$955,101,329

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing securities.
(a)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2010.
(b)	All or a portion of this security is segregated as collateral for open futures contracts, extended settlements, written options, swap contracts, foreign currency contracts, TBA’s and short sales.
(c)	This security is traded on a to-be-announced (“TBA”) basis (see Note 1).
(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(e)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(g)	Rating by Moody’s Investors Service. All ratings are unaudited.
(h)	Rating by Fitch Ratings Service. All ratings are unaudited.
(i)	Illiquid Security.
(j)	Security is currently in default.
(k)	All or a portion of this security is on loan (See Note 1).
(l)	Payment-kind security for which part of the income earned maybe paid as additional principal.
(m)	Rate shown represents yield-to-maturity.
(n)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 14.1%.
(o)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	—	Australian Dollar
EUR	—	Euro Dollar
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
JPY	—	Japanese Yen
MASTR	—	Mortgage Asset Securitization Transactions Inc
STRIPS	—	Separate Trading of Registered Interest and Principals

See pages 115 and 116 for definition of ratings.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Summary of Investments by Security Type ^

Mortgage-Backed Securities	27.6%
Corporate Bonds & Notes	25.5
U.S. Government & Agency Obligations	15.0
Collateralized Mortgage Obligations	14.1
Municipal Bonds	1.8
Asset-Backed Securities	1.5
Sovereign Bonds	0.9
Convertible Preferred Stock	0.0	*
Preferred Stock	0.0	*
Common Stock	0.0	*
Warrant	0.0	*
Short-Term Investments	13.6

	100.0%

^	As a percentage of total investments.
**	Position represents less than 0.1%

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Schedule of Options Written

Contracts	Security Name	Expiration Date	Strike Price	Value

United States
5,900,000	Credit Default Swaption, Dow Jones CDX IG13 5-Year Index, Call	6/16/10	$0.80	$9,160
5,900,000	Credit Default Swaption, Dow Jones CDX IG13 5-Year Index, Put	6/16/10	1.30	13,258
27	Eurodollar Futures, Call	3/15/10	99.50	15,862
26	Eurodollar Futures, Call	6/14/10	99.38	19,175
8	Eurodollar Futures, Call	9/13/10	99.25	6,600
33	Eurodollar Futures, Call	9/13/10	99.38	18,975
44	Eurodollar Futures, Put	3/15/10	99.13	275
33	Eurodollar Futures, Put	9/13/10	99.25	7,838
4,600,000	Swaption, 3-Month USD-LIBOR, Call	4/19/10	2.75	2,273
18,500,000	Swaption, 3-Month USD-LIBOR, Call	4/19/10	3.25	14,848
7,100,000	Swaption, 3-Month USD-LIBOR, Call	8/31/10	3.25	37,879
2,900,000	Swaption, 3-Month USD-LIBOR, Call	10/29/10	3.25	19,498
4,600,000	Swaption, 3-Month USD-LIBOR, Put	4/19/10	4.00	2,858
23,400,000	Swaption, 3-Month USD-LIBOR, Put	4/19/10	4.25	50,945
7,100,000	Swaption, 3-Month USD-LIBOR, Put	8/31/10	4.75	52,381
2,900,000	Swaption, 3-Month USD-LIBOR, Put	10/29/10	5.00	24,267
4,400,000	Swaption, 3-Month USD-LIBOR, Put	7/10/12	10.00	8,798
34	U.S. Treasury Bonds 10-Year Futures, Put	4/23/10	113.00	2,656
34	U.S. Treasury Bonds 10-Year Futures, Call	4/23/10	120.00	7,438

	Total United States			314,984

	TOTAL OPTIONS WRITTEN (Premiums received — $770,164)			$314,984

Schedule of Forward Sale Commitments

Face
Amount	Security	Value

	Federal National Mortgage Association (FNMA):
$4,000,000	6.000% due 05/01/39 (a)	$4,245,000
2,000,000	5.500% due 03/01/40 (a)	2,106,564
2,000,000	4.000% due 04/01/40 (a)	1,970,312
13,000,000	5.500% due 04/01/40 (a)	13,656,097
6,000,000	6.000% due 04/01/40 (a)	6,375,000
7,000,000	Government National Mortgage Association (GNMA), 6.000% due 03/01/40 (a)	7,468,125

	TOTAL OPEN FORWARD SALE COMMITMENTS (Proceeds — $35,815,547)	$35,821,098

(a)	This security is traded on a to-be-announced (“TBA”) basis (see Note 1).

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating††	Security	Value

CORPORATE BONDS & NOTES — 88.7%
Aerospace & Defense — 1.9%
$2,275,000	CCC	DAE Aviation Holdings Inc., Company Guaranteed Notes, 11.250% due 8/01/15 (a)	$2,087,312
355,000	BB+	L-3 Communications Corp., Company Guaranteed Notes, 5.875% due 1/15/15	358,106
305,000	B−	TransDigm Inc., Company Guaranteed Notes, 7.750% due 7/15/14 (a)	306,525
745,000	CCC+	Vought Aircraft Industries Inc., Senior Notes, 8.000% due 7/15/11	739,413

		Total Aerospace & Defense	3,491,356

Airlines — 0.9%
350,000	B+	Continental Airlines Inc., Pass Thru Certificates, 7.339% due 4/19/14	332,500
		Delta Air Lines Inc.:
		Pass Thru Certificates:
700,000	BB−	7.711% due 9/18/11	693,000
147,229	B	8.954% due 8/10/14	137,290
76,176	BB	8.021% due 8/10/22	69,511
120,000	BB−	Senior Secured Notes, 9.500% due 9/15/14 (a)	122,700
330,000	B+	United Air Lines Inc., Senior Secured Notes, 9.875% due 8/01/13 (a)	331,650

		Total Airlines	1,686,651

Auto Components — 1.4%
765,000	CCC+	Affinia Group Inc., Company Guaranteed Notes, 9.000% due 11/30/14	750,656
860,000	B−	Exide Technologies, Senior Secured Notes, 10.500% due 3/15/13	840,650
80,000	CCC	Keystone Automotive Operations Inc., Company Guaranteed Notes, 9.750% due 11/01/13	34,800
30,000	NR	Oshkosh Corp., Company Guaranteed Notes, 8.500% due 3/01/20	30,000
365,000	B−	Sonic Automotive Inc., Senior Unsecured Notes, 5.000% due 10/01/29	385,988
330,000	B−	Titan International Inc., Company Guaranteed Notes, 8.000% due 1/15/12	330,000
194,000	NR	Visteon Corp., Senior Unsecured Notes, 12.250% due 12/31/16 (a)(b)(c)	155,200

		Total Auto Components	2,527,294

Automobiles — 0.2%
		Motors Liquidation Co., Senior Unsecured Notes:
605,000	NR	7.200% due 1/15/11 (b)	186,038
730,000	NR	8.375% due 7/15/33 (b)	224,475

		Total Automobiles	410,513

Biotechnology — 0.2%
360,000	BB+	FMC Finance III SA, Company Guaranteed Notes, 6.875% due 7/15/17	370,800

Building Products — 0.5%
55,000	CCC−	AMH Holdings Inc., Senior Discount Notes, step bond to yield, 11.250% due 3/01/14	54,725
733,244	NR	Nortek Inc., Senior Secured Notes, 11.000% due 12/01/13	773,572
35,000	BB	USG Corp., Company Guaranteed Notes, 9.750% due 8/01/14 (a)	36,925

		Total Building Products	865,222

Chemicals — 1.0%
15,000	NR	Arco Chemical Co., Senior Secured Notes, 10.250% due 11/01/10 (b)(d)	12,225
190,000	BB−	Ashland Inc., Company Guaranteed Notes, 9.125% due 6/01/17 (a)	208,525
305,000	B	Georgia Gulf Corp., Senior Secured Notes, 9.000% due 1/15/17 (a)	317,963
130,000	CCC+	Hexion Finance Escrow LLC/Hexion Escrow Corp., Senior Secured Notes, 8.875% due 2/01/18 (a)	122,200
295,000	CCC+	Huntsman International LLC, Company Guaranteed Notes, 7.875% due 11/15/14	287,625
175,000	B	Solutia Inc., Senior Notes, 8.750% due 11/01/17	183,750
595,000	BB	Terra Capital Inc., Senior Notes, 7.750% due 11/01/19 (a)	666,400

		Total Chemicals	1,798,688

Commercial Banks — 3.8%
110,000	BB	BAC Capital Trust VI, Bank Guaranteed Notes, 5.625% due 3/08/35	87,964
		Bank of America Corp., Junior Subordinated Notes:
90,000	BB	8.000% due 12/29/49 (e)	85,903
50,000	BB	8.125% due 12/29/49 (e)	47,719

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating††	Security	Value

CORPORATE BONDS & NOTES — 88.7% — (continued)
Commercial Banks — 3.8% — (continued)

$330,000	BB	BankAmerica Institutional Capital A, Limited Guaranteed Notes, 8.070% due 12/31/26 (a)	$320,512
		GMAC Inc.:
		Company Guaranteed Notes:
60,000	B	7.500% due 12/31/13	59,400
165,000	B	6.750% due 12/01/14	159,225
53,000	B	8.000% due 11/01/31	49,423
180,000	B	Senior Unsecured Notes, 0.000% due 12/01/12	144,047
51,000	CCC+	Subordinated Notes, 8.000% due 12/31/18	47,685
		M&I Marshall & Ilsley Bank, Subordinated Notes:
680,000	BBB−	4.850% due 6/16/15	586,047
475,000	BBB−	5.000% due 1/17/17	392,621
80,000	BB	NB Capital Trust II, Limited Guaranteed Notes, 7.830% due 12/15/26	75,800
		Synovus Financial Corp., Subordinated Notes:
845,000	B+	4.875% due 2/15/13	678,295
2,365,000	B+	5.125% due 6/15/17	1,692,820
185,000	A−	Wells Fargo Capital XIII, Company Guaranteed Notes, 7.700% due 12/29/49 (e)	183,150
95,000	A−	Wells Fargo Capital XV, Company Guaranteed Notes, 9.750% due 12/29/49 (e)	103,616
		Zions Bancorporation:
420,000	BBB−	Senior Unsecured Notes, 7.750% due 9/23/14	404,339
		Subordinated Notes:
465,000	BB+	6.000% due 9/15/15	402,329
1,700,000	BB+	5.500% due 11/16/15	1,457,289

		Total Commercial Banks	6,978,184

Commercial Services & Supplies — 2.9%
1,905,000	B−	ACE Cash Express Inc., Senior Notes, 10.250% due 10/01/14 (a)	1,495,425
770,000	B−	Cenveo Corp., Company Guaranteed Notes, 7.875% due 12/01/13	716,100
67,000	B+	DI Finance/DynCorp. International, Senior Subordinated Notes, 9.500% due 2/15/13	67,837
305,000	BB−	Geo Group Inc. (The), Company Guaranteed Notes, 7.750% due 10/15/17 (a)	310,337
350,000	B−	Interface Inc., Company Guaranteed Notes, 9.500% due 2/01/14	359,625
355,000	B+	Mobile Mini Inc., Company Guaranteed Notes, 9.750% due 8/01/14	365,650
370,000	B	Prospect Medical Holdings Inc., Senior Secured Notes, 12.750% due 7/15/14	401,450
		RSC Equipment Rental Inc.:
785,000	B−	Company Guaranteed Notes, 9.500% due 12/01/14	763,413
115,000	BB−	Senior Secured Notes, 10.000% due 7/15/17 (a)	123,625
335,000	B−	Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings, Company Guaranteed Notes, 10.250% due 12/01/17 (a)	353,425
66,000	B	Team Health Inc., Company Guaranteed Notes, 11.250% due 12/01/13 (d)	69,630
		US Investigations Services Inc., Company Guaranteed Notes:
20,000	CCC+	10.500% due 11/01/15 (a)	18,725
355,000	CCC+	11.750% due 5/01/16 (a)	319,944

		Total Commercial Services & Supplies	5,365,186

Consumer Finance — 1.3%
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
42,500	B−	3.001% due 1/13/12 (e)	39,897
105,000	B−	7.500% due 8/01/12	105,497
2,045,000	B−	12.000% due 5/15/15	2,338,353

		Total Consumer Finance	2,483,747

Containers & Packaging — 0.9%
235,000	CCC+	Graham Packaging Co., Inc., Company Guaranteed Notes, 9.875% due 10/15/14	240,875
95,000	BB+	Rock-Tenn Co., Company Guaranteed Notes, 9.250% due 3/15/16	104,025

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating††	Security	Value

CORPORATE BONDS & NOTES — 88.7% — (continued)
Containers & Packaging — 0.9% — (continued)

$1,105,000	D	Smurfit-Stone Container Enterprises Inc., Senior Unsecured Notes, 8.375% due 7/01/12 (b)	$919,913
330,000	B2 (f)	Solo Cup Co./Solo Cup Operating Corp., Senior Secured Notes, 10.500% due 11/01/13	347,325

		Total Containers & Packaging	1,612,138

Diversified Financial Services — 7.3%
880,000	CCC	AAC Group Holding Corp., Senior Unsecured Notes, step bond to yield, 10.250% due 10/01/12 (a)	877,800
520,000	CCC+	CCM Merger Inc., Notes, 8.000% due 8/01/13 (a)	434,200
		CIT Group Inc., Senior Secured Notes:
56,174	NR	7.000% due 5/01/13	53,506
84,262	NR	7.000% due 5/01/14	77,416
84,262	NR	7.000% due 5/01/15	76,784
280,437	NR	7.000% due 5/01/16	249,238
866,613	NR	7.000% due 5/01/17	769,119
180,000	BB	Countrywide Capital III, Company Guaranteed Notes, 8.050% due 6/15/27	173,193
		E*Trade Financial Corp., Senior Unsecured Notes:
370,000	CCC	7.875% due 12/01/15	350,575
807,387	CCC	12.500% due 11/30/17 (g)	938,587
110,000	BB	El Paso Performance-Linked Trust, Senior Unsecured Notes, 7.750% due 7/15/11 (a)	115,249
570,000	B	Global Cash Access LLC/Global Cash Finance Corp., Company Guaranteed Notes, 8.750% due 3/15/12	567,150
		International Lease Finance Corp., Senior Unsecured Notes:
35,000	BB+	5.750% due 6/15/11	33,603
170,000	BBB+	5.250% due 1/10/13	147,623
1,530,000	BB+	6.375% due 3/25/13	1,348,455
665,000	BB+	5.875% due 5/01/13	571,400
545,000	BB+	5.625% due 9/20/13	465,247
585,000	BB+	6.625% due 11/15/13	515,866
295,000	BBB+	JPMorgan Chase & Co., Junior Subordinated Notes, 7.900% due 4/29/49 (e)	305,974
210,000	NR	Lehman Brothers Holdings Inc., Senior Unsecured Notes, 5.250% due 2/06/12 (b)	48,300
290,000	BB+	Leucadia National Corp., Senior Unsecured Notes, 8.125% due 9/15/15	295,800
30,000	BB	MBNA Capital A, Bank Guaranteed Notes, 8.278% due 12/01/26	29,475
		Nuveen Investments Inc.:
2,945,000	CCC	Company Guaranteed Notes, 10.500% due 11/15/15	2,679,950
1,575,000	CCC	Senior Unsecured Notes, 5.500% due 9/15/15	1,141,875
415,000	CCC+	Residential Capital LLC, Secured Notes, 9.625% due 5/15/15	403,588
		SLM Corp., Senior Unsecured Notes:
270,000	BBB−	8.450% due 6/15/18	264,494
170,000	BBB−	5.625% due 8/01/33	131,159
435,000	CCC+	Universal City Development Partners Ltd., Senior Subordinated Notes, 10.875% due 11/15/16 (a)	452,400

		Total Diversified Financial Services	13,518,026

Diversified Telecommunication Services — 8.5%
415,000	NR	ADC Telecommunications Inc., Subordinated Notes, 3.500% due 7/15/15	322,144
555,000	CCC+	Broadview Networks Holdings Inc., Senior Secured Notes, 11.375% due 9/01/12	535,575
1,425,000	B−	Cincinnati Bell Inc., Company Guaranteed Notes, 8.375% due 1/15/14	1,442,813
35,000	BB	Cincinnati Bell Telephone Co., Company Guaranteed Notes, 6.300% due 12/01/28	27,300
595,000	B−	Global Crossing Ltd., Senior Secured Notes, 12.000% due 9/15/15 (a)	650,037
475,000	B−	Global Crossing UK Finance PLC, Company Guaranteed Notes, 10.750% due 12/15/14	486,875
140,000	NR	Hawaiian Telcom Communications Inc., Company Guaranteed Notes, 12.500% due 5/01/15 (b)(d)	14
710,000	BB−	Intelsat Corp., Senior Unsecured Notes, 9.250% due 8/15/14	734,850
190,000	CCC+	Intelsat Intermediate Holding Co., Ltd., Company Guaranteed Notes, step bond to yield, 9.500% due 2/01/15	197,125
		Intelsat Jackson Holdings Ltd., Company Guaranteed Notes:
595,000	B+	9.500% due 6/15/16	627,725
165,000	CCC+	11.250% due 6/15/16	176,963
555,000	CCC+	11.500% due 6/15/16	593,850

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating††	Security	Value

CORPORATE BONDS & NOTES — 88.7% — (continued)
Diversified Telecommunication Services — 8.5% — (continued)

		Level 3 Financing Inc., Company Guaranteed Notes:
$895,000	CCC	9.250% due 11/01/14	$848,013
180,000	CCC	10.000% due 2/01/18 (a)	166,050
650,000	BB−	NII Capital Corp., Company Guaranteed Notes, 10.000% due 8/15/16 (a)	708,500
345,000	BB−	Nordic Telephone Co. Holdings ApS, Senior Secured Notes, 8.875% due 5/01/16 (a)	370,875
250,000	B	PAETEC Holding Corp., Senior Secured Notes, 8.875% due 6/30/17 (a)	253,125
1,575,000	NR	Powerwave Technologies Inc., Senior Subordinated Notes, 3.875% due 10/01/27	1,043,437
1,080,000	B+	Qwest Communications International Inc., Company Guaranteed Notes, 7.500% due 2/15/14	1,096,200
180,000	BBB−	Qwest Corp., Senior Unsecured Notes, 7.625% due 6/15/15	193,275
20,000	BB−	SBA Telecommunications Inc., Company Guaranteed Notes, 8.250% due 8/15/19 (a)	21,100
		Sprint Capital Corp., Company Guaranteed Notes:
450,000	BB	7.625% due 1/30/11	461,250
685,000	BB	8.375% due 3/15/12	702,981
1,275,000	BB	8.750% due 3/15/32	1,131,563
1,320,000	BB	Sprint Nextel Corp., Senior Unsecured Notes, 6.000% due 12/01/16	1,148,400
465,000	B	Syniverse Technologies Inc., Company Guaranteed Notes, 7.750% due 8/15/13	469,650
510,000	B−	Time Warner Telecom Holdings Inc., Company Guaranteed Notes, 9.250% due 2/15/14	527,850
460,000	B+	Wind Acquisition Finance SA, Senior Secured Notes, 12.000% due 12/01/15 (a)	494,500
365,000	B+	Windstream Corp., Company Guaranteed Notes, 8.625% due 8/01/16	373,212

		Total Diversified Telecommunication Services	15,805,252

Electric Utilities — 3.1%
245,000	BB−	Calpine Construction Finance Co. LP & CCFC Finance Corp., Senior Secured Notes, 8.000% due 6/01/16 (a)	249,287
455,000	B+	Calpine Corp., Senior Secured Notes, 7.250% due 10/15/17 (a)	440,213
		Edison Mission Energy, Senior Unsecured Notes:
260,000	B	7.750% due 6/15/16	209,300
320,000	B	7.200% due 5/15/19	226,400
390,000	B	7.625% due 5/15/27	255,450
101,010	BB	Elwood Energy LLC, Senior Secured Notes, 8.159% due 7/05/26	97,197
		Energy Future Holdings Corp., Company Guaranteed Notes:
360,000	B−	10.875% due 11/01/17	274,500
2,203,316	B−	11.250% due 11/01/17 (g)	1,553,338
67,245	BB−	FPL Energy National Wind, Senior Secured Notes, 6.125% due 3/25/19 (a)(d)	62,745
265,000	B−	Mirant Americas Generation LLC, Senior Unsecured Notes, 9.125% due 5/01/31	239,162
58,144	BB	Mirant Mid Atlantic Pass Through Trust B, Pass Thru Certificates, 9.125% due 6/30/17	61,342
949,940	BB	Mirant Mid Atlantic Pass Through Trust C, Pass Thru Certificates, 10.060% due 12/30/28	1,021,186
140,000	B−	Mirant North America LLC, Company Guaranteed Notes, 7.375% due 12/31/13	140,175
845,000	CCC	Texas Competitive Electric Holdings Co. LLC, Company Guaranteed Notes, 10.250% due 11/01/15	635,801
385,000	B	United Maritime Group LLC/United Maritime Group Finance Corp., Senior Secured Notes, 11.750% due 6/15/15 (a)	386,925

		Total Electric Utilities	5,853,021

Electrical Equipment — 0.0%
70,000	B	Coleman Cable Inc., Senior Notes, 9.000% due 2/15/18 (a)	69,650

Electronic Equipment & Instruments — 0.6%
		Jabil Circuit Inc., Senior Unsecured Notes:
350,000	BB+	7.750% due 7/15/16	364,000
20,000	BB+	8.250% due 3/15/18	21,450
270,000	B−	Sensus Metering Systems Inc., Senior Subordinated Notes, 8.625% due 12/15/13	270,000
525,000	B+	Viasystems Inc., Senior Secured Notes, 12.000% due 1/15/15 (a)	561,750

		Total Electronic Equipment & Instruments	1,217,200

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating††	Security	Value

CORPORATE BONDS & NOTES — 88.7% — (continued)

Energy Equipment & Services — 1.1%
$190,000	CCC	Atlas Pipeline Partners LP, Company Guaranteed Notes, 8.750% due 6/15/18	$178,600
830,000	B	Dynegy Holdings Inc., Senior Unsecured Notes, 7.750% due 6/01/19	655,700
695,000	B	Dynegy Roseton/Danskammer Pass Through Trust, Series B, Pass Thru Certificates, 7.670% due 11/08/16	674,150
		Enterprise Products Operating LP, Company Guaranteed Notes:
230,000	BB	8.375% due 8/01/66 (e)	232,873
120,000	BB	7.034% due 1/15/68 (e)	113,868
170,000	B−	Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Senior Unsecured Notes, 8.750% due 6/15/12	171,062

		Total Energy Equipment & Services	2,026,253

Firearms & Ammunition — 0.0%
30,000	B	Freedom Group Inc., Senior Secured Notes, 10.250% due 8/01/15 (a)	31,950

Food Products — 1.4%
130,000	B+	Bumble Bee Foods LLC, Senior Secured Notes, 7.750% due 12/15/15 (a)	130,650
130,000	BB	Del Monte Corp., Senior Subordinated Notes, 7.500% due 10/15/19 (a)	132,600
130,000	B+	Dole Food Co., Inc., Senior Secured Notes, 8.000% due 10/01/16 (a)	132,925
		Smithfield Foods Inc.:
160,000	B+	Senior Secured Notes, 10.000% due 7/15/14 (a)	174,000
1,625,000	B−	Senior Unsecured Notes, 7.750% due 7/01/17	1,495,000
450,000	B−	Viskase Cos., Inc., Company Guaranteed Notes, 9.875% due 1/15/18 (a)	457,875

		Total Food Products	2,523,050

Gas Utilities — 0.1%
140,000	BB−	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 6.875% due 12/15/13	142,100

Health Care Equipment & Supplies — 0.5%
		Biomet Inc., Company Guaranteed Notes:
260,000	B−	10.000% due 10/15/17	285,350
255,000	B−	10.375% due 10/15/17 (g)	280,500
		Universal Hospital Services Inc., Senior Secured Notes:
290,000	B+	3.859% due 6/01/15 (e)	246,500
35,000	B+	8.500% due 6/01/15 (g)	34,125

		Total Health Care Equipment & Supplies	846,475

Health Care Providers & Services — 3.7%
430,000	B	CHS/Community Health Systems Inc., Company Guaranteed Notes, 8.875% due 7/15/15	446,125
705,000	CCC	CRC Health Corp., Company Guaranteed Notes, 10.750% due 2/01/16	638,025
245,000	B	DaVita Inc., Company Guaranteed Notes, 7.250% due 3/15/15	247,144
		HCA Inc.:
60,000	BB−	Notes, 9.875% due 2/15/17 (a)	65,100
935,506	BB−	Secured Notes, 9.625% due 11/15/16 (g)	1,003,330
20,000	BB	Senior Secured Notes, 7.875% due 2/15/20 (a)	20,950
		Senior Unsecured Notes:
20,000	B−	6.300% due 10/01/12	19,900
120,000	B−	9.000% due 12/15/14	119,909
60,000	B−	7.690% due 6/15/25	54,610
245,000	CCC+	IASIS Healthcare LLC/IASIS Capital Corp., Company Guaranteed Notes, 8.750% due 6/15/14	248,675
1,280,000	B−	Select Medical Corp., Company Guaranteed Notes, 7.625% due 2/01/15	1,209,600
		Tenet Healthcare Corp.:
		Senior Secured Notes:
280,000	BB−	9.000% due 5/01/15 (a)	294,700
390,000	BB−	10.000% due 5/01/18 (a)	430,950
232,000	BB−	8.875% due 7/01/19 (a)	246,500
460,000	CCC+	Senior Unsecured Notes, 6.875% due 11/15/31	370,300
385,000	CCC+	United Surgical Partners International Inc., Company Guaranteed Notes, 8.875% due 5/01/17	395,587

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating††	Security	Value

CORPORATE BONDS & NOTES — 88.7% — (continued)
Health Care Providers & Services — 3.7% — (continued)

$700,240	CCC+	US Oncology Holdings Inc., Senior Unsecured Notes, 6.428% due 3/15/12 (g)	$661,727
330,000	CCC+	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc., Company Guaranteed Notes, 8.000% due 2/01/18 (a)	325,875

		Total Health Care Providers & Services	6,799,007

Hotels, Restaurants & Leisure — 8.0%
160,000	NR	Ameristar Casinos Inc., Company Guaranteed Notes, 9.250% due 6/01/14	164,400
		Boyd Gaming Corp., Senior Subordinated Notes:
825,000	B+	6.750% due 4/15/14 (c)	706,406
30,000	B+	7.125% due 2/01/16 (c)	23,775
140,000	NR	CB Buffets Inc., 0.000% due 11/01/14 (d)(h)	14
370,000	B−	Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes, 12.000% due 10/15/15 (a)	325,600
		El Pollo Loco Inc.:
555,000	CCC	Company Guaranteed Notes, 11.750% due 11/15/13	499,500
115,000	B	Senior Secured Notes, 11.750% due 12/01/12	119,025
65,000	NR	Fontainebleau Las Vegas Holdings LLC, 2nd Mortgage Notes, 11.000% due 6/15/15 (a)(b)	1,016
		Gaylord Entertainment Co., Company Guaranteed Notes:
400,000	NR	3.750% due 10/01/14 (a)	425,500
195,000	B−	6.750% due 11/15/14 (c)	184,275
		Harrah’s Operating Co., Inc.:
		Company Guaranteed Notes:
940,000	CCC−	5.625% due 6/01/15	528,750
360,000	CCC−	10.750% due 2/01/16	279,000
495,000	B−	Senior Secured Notes, 11.250% due 6/01/17	516,037
65,000	BB+	Host Hotels & Resorts LP, Company Guaranteed Notes, 6.375% due 3/15/15	64,188
265,000	CCC	Indianapolis Downs LLC & Capital Corp., Senior Secured Notes, 11.000% due 11/01/12 (a)	170,925
710,000	D	Inn of the Mountain Gods Resort & Casino, Company Guaranteed Notes, 12.000% due 11/15/10 (b)(d)	347,900
1,655,000	CCC+	Isle of Capri Casino Inc., Company Guaranteed Notes, 7.000% due 3/01/14 (c)	1,352,962
790,000	B−	Las Vegas Sands Corp., Senior Secured Notes, 6.375% due 2/15/15	722,850
525,000	B	Lions Gate Entertainment Inc., Senior Secured Notes, 10.250% due 11/01/16 (a)	528,937
		MGM Mirage:
		Company Guaranteed Notes:
15,000	CCC+	8.500% due 9/15/10	15,037
875,000	CCC−	8.375% due 2/01/11 (c)	857,500
1,310,000	CCC+	6.625% due 7/15/15 (c)	1,041,450
		Senior Secured Notes:
370,000	B	13.000% due 11/15/13	423,650
25,000	B	10.375% due 5/15/14 (a)	26,625
300,000	B	11.125% due 11/15/17 (a)	325,500
		Mohegan Tribal Gaming Authority:
80,000	CCC+	Company Guaranteed Notes, 6.125% due 2/15/13	64,500
410,000	B−	Senior Secured Notes, 11.500% due 11/01/17 (a)	428,450
50,000	CCC+	Senior Subordinated Notes, 8.000% due 4/01/12	44,500
1,065,000	B+	NCL Corp. Ltd., 1st Mortgage Notes, 11.750% due 11/15/16 (a)	1,110,263
		Pinnacle Entertainment Inc.:
1,580,000	B	Company Guaranteed Notes, 7.500% due 6/15/15	1,315,350
730,000	BB	Senior Notes, 8.625% due 8/01/17 (a)	697,150
230,000	CCC−	Sbarro Inc., Company Guaranteed Notes, 10.375% due 2/01/15	189,175
		Snoqualmie Entertainment Authority, Senior Secured Notes:
120,000	CCC	4.136% due 2/01/14 (a)(e)	82,200
40,000	CCC	9.125% due 2/01/15 (a)	27,800
		Station Casinos Inc.:
15,000	D	Senior Subordinated Notes, 6.625% due 3/15/18 (b)(d)	153

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating††	Security	Value

CORPORATE BONDS & NOTES — 88.7% — (continued)
Hotels, Restaurants & Leisure — 8.0% — (continued)

		Senior Unsecured Notes:
$235,000	D	6.000% due 4/01/12 (b)(d)	$35,250
325,000	D	7.750% due 8/15/16 (b)(d)	48,750
		Travelport LLC, Company Guaranteed Notes:
715,000	CCC+	9.875% due 9/01/14	734,663
350,000	CCC	11.875% due 9/01/16 (c)	366,625
70,000	BB+	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 1st Mortgage Notes, 7.875% due 11/01/17 (a)	69,650

		Total Hotels, Restaurants & Leisure	14,865,301

Household Durables — 0.9%
230,000	B	Elizabeth Arden Inc., Company Guaranteed Notes, 7.750% due 1/15/14	231,150
700,000	B	Libbey Glass Inc., Senior Secured Notes, 10.000% due 2/15/15 (a)	728,000
194,000	CCC	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield, 9.750% due 9/01/12 (d)	183,330
490,000	CCC+	Sealy Mattress Co., Company Guaranteed Notes, 8.250% due 6/15/14	482,650

		Total Household Durables	1,625,130

Household Products — 0.4%
310,000	BB−	ACCO Brands Corp., Senior Secured Notes, 10.625% due 3/15/15 (a)	338,520
390,000	B+	American Greetings Corp., Senior Unsecured Notes, 7.375% due 6/01/16	384,150

		Total Household Products	722,670

Independent Power Producers & Energy Traders — 1.0%
		AES Corp., Senior Unsecured Notes:
290,000	BB−	7.750% due 10/15/15	289,275
290,000	BB−	8.000% due 10/15/17	289,638
10,000	BB−	8.000% due 6/01/20	9,862
		NRG Energy Inc., Company Guaranteed Notes:
1,140,000	BB−	7.375% due 2/01/16	1,127,175
70,000	BB−	7.375% due 1/15/17	69,038
25,000	BB	Orion Power Holdings Inc., Senior Unsecured Notes, 12.000% due 5/01/10	25,281

		Total Independent Power Producers & Energy Traders	1,810,269

Insurance — 2.6%
		American International Group Inc., Senior Unsecured Notes:
1,005,000	A−	5.450% due 5/18/17	817,900
80,000	A−	5.850% due 1/16/18	64,693
260,000	A−	8.250% due 8/15/18	238,937
290,000	BBB−	Everest Reinsurance Holdings Inc., Junior Subordinated Notes, 6.600% due 5/15/37 (e)	233,450
		HUB International Holdings Inc.:
2,030,000	CCC+	Senior Subordinated Notes, 10.250% due 6/15/15 (a)	1,892,975
760,000	CCC+	Senior Unsecured Notes, 9.000% due 12/15/14 (a)	729,600
90,000	BBB	Metlife Capital Trust IV, Junior Subordinated Notes, 7.875% due 12/15/37 (a)	89,100
1,000,000	CCC	MGIC Investment Corp., Senior Unsecured Notes, 5.375% due 11/01/15	710,000

		Total Insurance	4,776,655

Internet & Catalog Retail — 0.4%
400,000	BB−	HSN Inc., Company Guaranteed Notes, 11.250% due 8/01/16	451,000
375,000	BB−	NetFlix Inc., Company Guaranteed Notes, 8.500% due 11/15/17	394,687

		Total Internet & Catalog Retail	845,687

Internet Software & Services — 0.6%
		Terremark Worldwide Inc.:
725,000	B−	Senior Secured Notes, 12.000% due 6/15/17 (a)	799,312
405,000	NR	Senior Unsecured Notes, 6.625% due 6/15/13	381,181

		Total Internet Software & Services	1,180,493

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating††	Security	Value

CORPORATE BONDS & NOTES — 88.7% — (continued)

IT Services — 0.1%
$186,375	CCC+	Ceridian Corp., Company Guaranteed Notes, 12.250% due 11/15/15 (g)	$178,920

Leisure Equipment & Products — 0.4%
90,000	CCC	Eastman Kodak Co., Senior Unsecured Notes, 7.250% due 11/15/13	85,275
630,000	CCC+	Marquee Holdings Inc., Senior Discount Notes, step bond to yield, 12.000% due 8/15/14	533,925
200,000	NR	Wallace Theater Holdings Inc., Units, 12.500% due 6/15/13 (a)(d)(e)	205,000

		Total Leisure Equipment & Products	824,200

Machinery — 0.3%
755,000	CCC	Penhall International Corp., Senior Secured Notes, 12.000% due 8/01/14 (a)(d)	570,025

Media — 4.2%
		Affinion Group Inc., Company Guaranteed Notes:
385,000	B−	10.125% due 10/15/13	390,775
520,000	B−	11.500% due 10/15/15	533,000
325	NR	CanWest MediaWorks Inc., Company Guaranteed Notes, 8.000% due 9/15/12 (b)(d)	291
140,000	BB	CC Holdings GS V LLC/Crown Castle GS III Corp., Senior Secured Notes, 7.750% due 5/01/17 (a)	152,250
85,025	B	CCH II LLC/CCH II Capital Corp., Senior Notes, 13.500% due 11/30/16 (a)(c)	100,011
350,000	CCC+	Cengage Learning Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (a)	318,937
30,000	CCC+	Cengage Learning Acquistions Inc., Senior Subordinated Notes, step bond to yield, 13.250% due 7/15/15 (a)	28,650
1,105,000	BB−	Charter Communications Operating LLC/Charter Communications Operating Capital, Secured Notes, 10.875% due 9/15/14 (a)	1,236,219
		Clear Channel Communications Inc.:
660,000	CCC−	Company Guaranteed Notes, 10.750% due 8/01/16	508,200
180,000	CCC−	Senior Unsecured Notes, 6.250% due 3/15/11	171,900
16,000	NR	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 9/15/14 (d)(h)	5,611
610,000	BB	CSC Holdings Inc., Senior Unsecured Notes, 8.500% due 6/15/15 (a)	643,550
		DISH DBS Corp., Company Guaranteed Notes:
170,000	BB−	6.625% due 10/01/14	170,850
720,000	BB−	7.875% due 9/01/19	745,200
455,000	NR	Idearc Inc., 0.000% due 11/15/16 (b)(h)	5
200,000	CCC+	Nielsen Finance LLC/Nielsen Finance Co., Company Guaranteed Notes, step bond to yield, 12.500% due 8/01/16	182,000
445,000	B−	Sinclair Television Group Inc., Senior Secured Notes, 9.250% due 11/01/17 (a)	463,912
60,000	B+	Sun Media Corp., Company Guaranteed Notes, 7.625% due 2/15/13	57,450
285,000	B−	Univision Communications Inc., Senior Secured Notes, 12.000% due 7/01/14 (a)	312,075
		XM Satellite Radio Inc.:
480,000	CCC+	Company Guaranteed Notes, 13.000% due 8/01/13 (a)	528,000
475,000	BB−	Senior Secured Notes, 11.250% due 6/15/13 (a)	508,250
755,000	CCC+	Senior Subordinated Notes, 7.000% due 12/01/14 (a)	733,294

		Total Media	7,790,430

Metals & Mining — 1.1%
		Century Aluminum Co.:
540,000	B	Company Guaranteed Notes, 1.750% due 8/01/24	482,625
464,600	B	Senior Secured Notes, 8.000% due 5/15/14	459,954
690,000	CCC−	Metals USA Inc., Senior Secured Notes, 11.125% due 12/01/15	700,350
95,000	CCC+	Ryerson Inc., Senior Secured Notes, 12.000% due 11/01/15	98,088
220,000	BB+	Steel Dynamics Inc., Company Guaranteed Notes, 7.375% due 11/01/12	224,950

		Total Metals & Mining	1,965,967

Multiline Retail — 0.9%
		Michaels Stores Inc., Company Guaranteed Notes:
375,000	CCC	10.000% due 11/01/14 (c)	382,500
220,000	CCC	11.375% due 11/01/16	221,100
310,000	CCC	step bond to yield, 13.000% due 11/01/16	254,200

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating††	Security	Value

CORPORATE BONDS & NOTES — 88.7% — (continued)
Multiline Retail — 0.9% — (continued)

		Neiman Marcus Group Inc.:
$633,435	B−	Company Guaranteed Notes, 9.000% due 10/15/15 (g)	$627,101
270,000	BB−	Senior Secured Notes, 7.125% due 6/01/28	233,550

		Total Multiline Retail	1,718,451

Oil, Gas & Consumable Fuels — 9.9%
440,000	B−	Allis-Chalmers Energy Inc., Company Guaranteed Notes, 8.500% due 3/01/17	377,300
185,000	BB−	Arch Coal Inc., Senior Notes, 8.750% due 8/01/16 (a)	192,400
		Basic Energy Services Inc.:
770,000	B−	Company Guaranteed Notes, 7.125% due 4/15/16	658,350
590,000	BB−	Senior Secured Notes, 11.625% due 8/01/14	635,725
835,000	NR	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	772,375
180,000	B+	Berry Petroleum Co., Senior Notes, 10.250% due 6/01/14	196,650
865,000	CCC+	Brigham Exploration Co., Company Guaranteed Notes, 9.625% due 5/01/14	886,625
455,000	NR	Carrizo Oil & Gas Inc., Senior Unsecured Notes, 4.375% due 6/01/28	395,281
		Chesapeake Energy Corp., Company Guaranteed Notes:
100,000	BB	6.875% due 1/15/16	98,875
40,000	BB	6.500% due 8/15/17	38,200
245,000	BB	6.250% due 1/15/18	229,688
1,185,000	BB	7.250% due 12/15/18	1,173,150
500,000	BB	Cie Generale de Geophysique-Veritas, Company Guaranteed Notes, 7.500% due 5/15/15	492,500
365,000	B+	Complete Production Services Inc., Company Guaranteed Notes, 8.000% due 12/15/16	356,788
75,000	B+	Copano Energy LLC/Copano Energy Finance Corp., Company Guaranteed Notes, 8.125% due 3/01/16 (d)	75,937
160,000	B+	Crosstex Energy/Crosstex Energy Finance Corp., Senior Notes, 8.875% due 2/15/18 (a)	163,200
231,000	BB	Denbury Resources Inc., Company Guaranteed Notes, 8.250% due 2/15/20	240,240
		El Paso Corp., Senior Unsecured Notes:
500,000	BB−	8.050% due 10/15/30	493,565
350,000	BB−	7.800% due 8/01/31	341,806
55,000	BB	Encore Acquisition Co., Senior Subordinated Notes, 9.500% due 5/01/16	58,850
605,000	NR	GMX Resources Inc., Senior Unsecured Notes, 5.000% due 2/01/13	523,243
630,000	NR	Goodrich Petroleum Corp., Senior Unsecured Notes, 5.000% due 10/01/29	570,150
435,000	B	Helix Energy Solutions Group Inc., Company Guaranteed Notes, 9.500% due 1/15/16 (a)	441,525
170,000	B	Hercules Offshore Inc., Senior Secured Notes, 10.500% due 10/15/17 (a)	170,000
545,000	CCC	International Coal Group Inc., Company Guaranteed Notes, 10.250% due 7/15/14	558,625
675,000	BB−	Key Energy Services Inc., Company Guaranteed Notes, 8.375% due 12/01/14	671,625
155,000	B−	Linn Energy LLC, Company Guaranteed Notes, 11.750% due 5/15/17 (a)	175,925
		Mariner Energy Inc., Company Guaranteed Notes:
90,000	B+	7.500% due 4/15/13	90,450
780,000	B+	8.000% due 5/15/17	748,800
		MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Company Guaranteed Notes:
275,000	B+	6.875% due 11/01/14	268,125
1,015,000	B+	8.750% due 4/15/18	1,032,762
310,000	B+	Murray Energy Corp., Senior Secured Notes, 10.250% due 10/15/15 (a)	311,938
30,000	B+	Parker Drilling Co., Company Guaranteed Notes, 9.625% due 10/01/13	30,900
		Peabody Energy Corp.:
100,000	BB+	Company Guaranteed Notes, 7.875% due 11/01/26	102,500
520,000	B+	Junior Subordinated Debentures Notes, 4.750% due 12/15/41	535,600
		PetroHawk Energy Corp., Company Guaranteed Notes:
135,000	B	9.125% due 7/15/13	141,075
60,000	B	7.875% due 6/01/15	60,300
305,000	B	Petroquest Energy Inc., Company Guaranteed Notes, 10.375% due 5/15/12	306,525
		Plains Exploration & Production Co.:
		Company Guaranteed Notes:
555,000	BB	7.750% due 6/15/15	562,631
210,000	BB	10.000% due 3/01/16	229,425
210,000	BB	Senior Unsecured Notes, 8.625% due 10/15/19	218,925

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating††	Security	Value

CORPORATE BONDS & NOTES — 88.7% — (continued)
Oil, Gas & Consumable Fuels — 9.9% — (continued)

		Quicksilver Resources Inc.:
$285,000	B	Company Guaranteed Notes, 8.250% due 8/01/15	$289,275
455,000	B	Senior Notes, 11.750% due 1/01/16	518,700
		SandRidge Energy Inc., Company Guaranteed Notes:
700,000	B+	8.625% due 4/01/15 (g)	689,500
220,000	B+	9.875% due 5/15/16 (a)	228,250
80,000	B+	8.000% due 6/01/18 (a)	77,000
250,000	B+	8.750% due 1/15/20 (a)	246,250
50,000	BB	Tennessee Gas Pipeline Co., Senior Notes, 8.000% due 2/01/16	57,750
160,000	BB+	Tesoro Corp., Company Guaranteed Notes, 6.500% due 6/01/17	144,400
150,000	NR	Verasun Energy Corp., 0.000% due 6/1/17 (b)(h)	9,750
80,000	B	W&T Offshore Inc., Company Guaranteed Notes, 8.250% due 6/15/14 (a)	74,600
440,000	BB	Whiting Petroleum Corp., Company Guaranteed Notes, 7.000% due 2/01/14	446,600

		Total Oil, Gas & Consumable Fuels	18,410,629

Paper & Forest Products — 2.7%
		Appleton Papers Inc.:
1,195,000	CCC+	Secured Notes, 11.250% due 12/15/15 (a)	1,021,725
850,000	B+	Senior Secured Notes, 10.500% due 6/15/15 (a)	790,500
775,000	B−	Exopack Holding Inc., Company Guaranteed Notes, 11.250% due 2/01/14	805,031
330,000	BB+	Georgia-Pacific LLC, Company Guaranteed Notes, 8.250% due 5/01/16 (a)	349,800
895,000	CCC+	Mercer International Inc., Senior Unsecured Notes, 9.250% due 2/15/13	816,688
410,000	CCC+	NewPage Corp., Senior Secured Notes, 11.375% due 12/31/14	393,600
		Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes:
290,000	B+	11.500% due 7/01/14 (a)	305,950
530,000	B−	9.125% due 8/01/14 (c)	490,250

		Total Paper & Forest Products	4,973,544

Personal Products — 0.2%
445,000	B−	Revlon Consumer Products Corp., Company Guaranteed Notes, 9.750% due 11/15/15 (a)	459,463

Pharmaceuticals — 0.3%
455,000	CCC+	DJO Finance LLC/DJO Finance Corp., Company Guaranteed Notes, 11.750% due 11/15/14	476,612

Professional Services — 0.0%
470,000	NR	Selectica Inc., 0.000% due 11/15/15 (b)(h)	5

Real Estate Investment Trusts (REITs) — 1.5%
70,200	NR	Ashton Woods USA LLC/Ashton Woods Finance Co., Company Guaranteed Notes, step bond to yield, 11.000% due 6/30/15 (a)(d)(h)	23,188
130,000	BB−	DuPont Fabros Technology LP, Company Guaranteed Notes, 8.500% due 12/15/17 (a)	132,600
1,085,000	B−	Felcor Lodging LP, Senior Secured Notes, 10.000% due 10/01/14 (a)	1,060,588
270,000	B−	Forest City Enterprises Inc., Senior Unsecured Notes, 6.500% due 2/01/17	218,700
310,000	BB (i)	PREIT Associates LP, Senior Notes, 4.000% due 6/01/12 (a)	268,150
		Realogy Corp., Company Guaranteed Notes:
1,120,000	C	10.500% due 4/15/14 (c)	940,800
19,770	C	11.000% due 4/15/14 (g)	16,310
183,000	BBB−	Ventas Realty LP/Ventas Capital Corp., Company Guaranteed Notes, 9.000% due 5/01/12	193,980

		Total Real Estate Investment Trusts (REITs)	2,854,316

Road & Rail — 1.8%
50,000	BB−	American Railcar Industries Inc., Senior Unsecured Notes, 7.500% due 3/01/14	48,750
		Kansas City Southern de Mexico SA de CV:
400,000	B+	Senior Notes, 8.000% due 2/01/18 (a)	397,000

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating††	Security	Value

CORPORATE BONDS & NOTES — 88.7% — (continued)
Road & Rail — 1.8% — (continued)

		Senior Unsecured Notes:
$198,000	B+	9.375% due 5/01/12	$204,930
780,000	B+	12.500% due 4/01/16	895,050
1,545,000	B+	Kansas City Southern Railway, Company Guaranteed Notes, 13.000% due 12/15/13	1,794,131

		Total Road & Rail	3,339,861

Semiconductors & Semiconductor Equipment — 0.7%
550,000	B−	Advanced Micro Devices Inc., Senior Unsecured Notes, 8.125% due 12/15/17 (a)	559,625
		Freescale Semiconductor Inc., Company Guaranteed Notes:
215,000	CCC	8.875% due 12/15/14	191,887
115,000	CCC	10.125% due 12/15/16	90,275
500,000	D	Spansion Inc., Senior Secured Notes, 4.386% due 6/01/13 (a)(b)	497,500

		Total Semiconductors & Semiconductor Equipment	1,339,287

Software — 1.0%
		First Data Corp., Company Guaranteed Notes:
1,225,000	B−	9.875% due 9/24/15	1,065,750
290,000	B−	10.550% due 9/24/15 (g)	253,025
585,000	CCC+	Vangent Inc., Company Guaranteed Notes, 9.625% due 2/15/15	541,125

		Total Software	1,859,900

Specialty Retail — 1.2%
261,000	CCC	Blockbuster Inc., Senior Secured Notes, 11.750% due 10/01/14 (a)	189,225
575,000	CCC	Bon-Ton Department Stores Inc. (The), Company Guaranteed Notes, 10.250% due 3/15/14 (c)	518,937
330,000	B+	Ferrellgas Partners LP, Senior Notes, 9.125% due 10/01/17 (a)	346,500
715,000	B	Landry’s Restaurants Inc., Senior Secured Notes, 11.625% due 12/01/15 (a)	750,750
350,000	B+	Wendy’s/Arby’s Restaurants LLC, Company Guaranteed Notes, 10.000% due 7/15/16	377,125

		Total Specialty Retail	2,182,537

Textiles, Apparel & Luxury Goods — 1.4%
500,000	BB−	Oxford Industries Inc., Senior Secured Notes, 11.375% due 7/15/15	557,500
600,000	B−	Perry Ellis International Inc., Company Guaranteed Notes, 8.875% due 9/15/13	606,000
1,745,000	CCC	Quiksilver Inc., Company Guaranteed Notes, 6.875% due 4/15/15	1,496,338

		Total Textiles, Apparel & Luxury Goods	2,659,838

Tobacco — 0.3%
460,000	B+	Alliance One International Inc., Senior Unsecured Notes, 10.000% due 7/15/16 (a)	480,700

Trading Companies & Distributors — 0.7%
285,000	B+	Ashtead Capital Inc., Secured Notes, 9.000% due 8/15/16 (a)	287,850
220,000	BB−	H&E Equipment Services Inc., Company Guaranteed Notes, 8.375% due 7/15/16	220,000
		KAR Holdings Inc., Company Guaranteed Notes:
530,000	CCC+	8.750% due 5/01/14	537,950
14,000	CCC+	10.000% due 5/01/15	14,665
273,000	B	Wesco Distribution Inc., Company Guaranteed Notes, 7.500% due 10/15/17	263,445

		Total Trading Companies & Distributors	1,323,910

Transportation Infrastructure — 2.2%
65,000	BB−	Gulfmark Offshore Inc., Senior Unsecured Notes, 7.750% due 7/15/14	64,675
1,800,000	CCC+	Horizon Lines Inc., Senior Unsecured Notes, 4.250% due 8/15/12	1,498,500
50,000	B−	Marquette Transportation Co./Marquette Transportation Finance Corp., Senior Secured Notes, 10.875% due 1/15/17 (a)	50,562
603,000	BB−	RailAmerica Inc., Senior Secured Notes, 9.250% due 7/01/17	635,411
575,000	B+	Ship Finance International Ltd., Company Guaranteed Notes, 8.500% due 12/15/13	561,344

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating††	Security	Value

CORPORATE BONDS & NOTES — 88.7% — (continued)
Transportation Infrastructure — 2.2% — (continued)

$490,000	BB	Teekay Corp., Senior Unsecured Notes, 8.500% due 1/15/20	$499,800
710,000	B−	Trico Shipping AS, Senior Secured Notes, 11.875% due 11/01/14 (a)	691,363

		Total Transportation Infrastructure	4,001,655

Wireless Telecommunication Services — 2.6%
415,000	B	Alcatel-Lucent USA Inc., Senior Unsecured Notes, 6.500% due 1/15/28	294,650
160,000	A (i)	ALLTEL Communications Inc., Company Guaranteed Notes, 10.375% due 12/01/17 (a)(d)(g)	191,267
		Cricket Communications Inc.:
370,000	B−	Company Guaranteed Notes, 9.375% due 11/01/14 (c)	370,000
235,000	B+	Senior Secured Notes, 7.750% due 5/15/16	239,994
120,000	BB	Frontier Communications Corp., Senior Unsecured Notes, 8.125% due 10/01/18	120,000
325,000	BB−	GCI Inc., Senior Unsecured Notes, 7.250% due 2/15/14	325,000
160,000	BB	iPCS Inc., Senior Secured Notes, 2.374% due 5/01/13 (e)	148,000
325,000	B1 (f)	Millicom International Cellular SA, Senior Unsecured Notes, 10.000% due 12/01/13	338,813
1,260,000	BB	Nextel Communications Inc., Company Guaranteed Notes, 6.875% due 10/31/13	1,215,900
		PAETEC Holding Corp., Company Guaranteed Notes:
905,000	CCC+	9.500% due 7/15/15	884,637
210,000	B	8.875% due 6/30/17	212,625
340,000	NR	SBA Communications Corp., Senior Unsecured Notes, 4.000% due 10/01/14 (a)	455,175

		Total Wireless Telecommunication Services	4,796,061

		TOTAL CORPORATE BONDS & NOTES (Cost — $155,318,559)	164,454,279

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%
149,411	NR	Blackrock Capital Finance LP, Series 1996-R1, Class B3, 9.587% due 9/25/26 (h)	41,088

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $110,179)	41,088

Shares

COMMON STOCKS — 0.5%
CONSUMER DISCRETIONARY — 0.3%
Media — 0.3%
359		SuperMedia Inc. (c)*	15,078
511		Dex One Corp.*	15,228
16,441		Charter Communications Inc. (c)(h)*	489,120

		Total Media	519,426

		TOTAL CONSUMER DISCRETIONARY	519,426

ENERGY — 0.0%
Energy Equipment & Services — 0.0%
1,216		SemGroup Corp. (h)*	28,272

FINANCIALS — 0.1%
Diversified Financial Services — 0.1%
4,834		CIT Group Inc.*	176,103

INDUSTRIALS — 0.0%
Building Products — 0.0%
1,062		Nortek Inc.*	39,825

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Shares	Security	Value

MATERIALS — 0.1%
Chemicals — 0.1%
9,783	Georgia Gulf Corp.*	$139,603

	TOTAL COMMON STOCKS (Cost — $2,561,390)	903,229

PREFERRED STOCKS — 0.2%
CONSUMER DISCRETIONARY — 0.0%
Media — 0.0%
3,638	CMP Susquehanna Radio Holdings Corp., Series A (a)(d)(h)*	4

FINANCIALS — 0.2%
Commercial Banks — 0.2%
10,625	Santander Finance Preferred SA Unipersonal, 10.500% (d)	291,337
200	GMAC Inc., 7.000% (a)	141,569

	Total Commercial Banks	432,906

Diversified Financial Services — 0.0%
4,700	Federal National Mortgage Association (FNMA), 8.250% (e)	5,170

	TOTAL FINANCIALS	438,076

	TOTAL PREFERRED STOCKS (Cost — $522,430)	438,080

CONVERTIBLE PREFERRED STOCKS — 2.3%
CONSUMER DISCRETIONARY — 0.6%
Media — 0.4%
385	LodgeNet Interactive Corp., 10.000% (a)	714,129

Automobiles — 0.2%
71,700	Motors Liquidation Co., Series C, 6.250%	487,022

	TOTAL CONSUMER DISCRETIONARY	1,201,151

ENERGY — 0.3%
Oil, Gas & Consumable Fuels — 0.3%
2,600	Chesapeake Energy Corp., 5.000%	232,700
1,300	Whiting Petroleum Corp., 6.250%	237,900

	Total Oil, Gas & Consumable Fuels	470,600

	TOTAL ENERGY	470,600

FINANCIALS — 1.1%
Commercial Banks — 0.9%
410	Bank of America Corp., Series L, 7.250%	372,075
945	Wells Fargo & Co., Series L, 7.500%	900,585
240	Regions Financial Corp., Series B, 10.000%	366,984

	Total Commercial Banks	1,639,644

Diversified Financial Services — 0.2%
10,200	Omnicare Capital Trust II, Series B, 4.000%	408,102

	TOTAL FINANCIALS	2,047,746

MATERIALS — 0.3%
Metals & Mining — 0.3%
4,500	Freeport-McMoRan Copper & Gold Inc., 6.750%	484,470

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $3,665,481)	4,203,967

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Shares	Security	Value

WARRANTS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Hotels, Restaurants & Leisure — 0.0%
118	Buffets Restaurants Holdings Inc., expires 4/28/14 (h)	$1

Media — 0.0%
4,157	CMP Susquehanna Corp., expires 3/23/19 (d)(h)	4
554	Charter Communications Inc., expires 11/30/14 (h)	3,892
	Total Media	3,896

	TOTAL CONSUMER DISCRETIONARY	3,897

ENERGY — 0.0%
Energy Equipment & Services — 0.0%
1,280	SemGroup Corp., expires 11/30/14 (h)	5,760

INDUSTRIALS — 0.0%
Building Products — 0.0%
875	Nortek Inc., expires 12/17/14 (h)	11,156

	TOTAL WARRANTS (Cost — $596,460)	20,813

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $162,774,499)	170,061,456

Face
Amount

SHORT-TERM INVESTMENTS (j) — 10.1%
MONEY MARKET FUNDS — 4.1%
$1,038,780	CGCM Money Market Investments (k)	1,038,780
6,480,922	The AIM STIT — Liquid Asset Portfolio (k)	6,480,922

	TOTAL MONEY MARKET FUNDS (Cost — $7,519,702)	7,519,702

TIME DEPOSITS — 6.0%
6,475,135	Bank of America — Toronto, 0.030% due 3/1/10	6,475,135
4,689,862	Wells Fargo — Grand Cayman, 0.030% due 3/1/10	4,689,862

	TOTAL TIME DEPOSITS (Cost — $11,164,997)	11,164,997

	TOTAL SHORT-TERM INVESTMENTS (Cost — $18,684,699)	18,684,699

	TOTAL INVESTMENTS — 101.8% (Cost — $181,459,198 #)	188,746,155

	Liabilities in Excess of Other Assets — (1.8%)	(3,254,851)

	TOTAL NET ASSETS — 100.0%	$185,491,304

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing securities.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Security is currently in default.
(c)	All or a portion of this security is on loan (See Note 1).
(d)	Illiquid Security.
(e)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2010.
(f)	Rating by Moody’s Investors Service. All ratings are unaudited.
(g)	Payment-kind security for which part of the income earned maybe paid as additional principal.
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(i)	Rating by Fitch Ratings Service. All ratings are unaudited.
(j)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 6.0%.
(k)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 115 and 116 for definition of ratings.
Summary of Investments by Security Type ^

Corporate Bonds & Notes	87.1%
Convertible Preferred Stock	2.2
Common Stock	0.5
Preferred Stock	0.3
Collateralized Mortgage Obligations	0.0	**
Warrant	0.0	**
Short-Term Investments	9.9

	100.0%

^	As a percentage of total investments.
**	Position represents less than 0.1%

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

International Fixed Income Investments

Face
Amount†		Security	Value

SOVEREIGN BONDS — 25.6%
Brazil — 0.4%
$660,000		Federative Republic of Brazil, 8.875% due 10/14/19 (a)	$853,050

France — 5.1%
300,000	EUR	French Treasury Note, 2.500% due 1/12/14	418,927
		Government of France:
6,200,000	EUR	3.500% due 4/25/15 — 4/25/20	8,810,186
900,000	EUR	4.750% due 4/25/35	1,370,438

		Total France	10,599,551

Germany — 9.3%
1,500,000	EUR	Bundesobligatioen, 3.500% due 4/12/13	2,180,649
		Bundesrepublik Deutschland:
2,500,000	EUR	3.750% due 1/4/15 — 1/4/19	3,626,675
2,000,000	EUR	6.250% due 1/4/30	3,626,486
100,000	EUR	5.500% due 1/4/31	167,596
3,100,000	EUR	4.750% due 7/4/34	4,791,163
100,000	EUR	4.000% due 1/4/37	139,249
3,200,000	EUR	4.250% due 7/4/39	4,677,772

		Total Germany	19,209,590

Japan — 6.0%
		Japan Government:
520,000,000	JPY	1.500% due 12/20/17	6,095,453
547,000,000	JPY	2.500% due 9/20/35 — 6/20/36	6,445,643

		Total Japan	12,541,096

Mexico — 0.4%
		United Mexican States:
200,000		5.950% due 3/19/19 (a)	215,000
600,000		6.050% due 1/11/40 (a)	594,000

		Total Mexico	809,000

Netherlands — 1.8%
		Netherlands Government:
100,000	EUR	3.750% due 7/15/14	146,359
200,000	EUR	3.250% due 7/15/15	284,982
2,300,000	EUR	4.000% due 7/15/19	3,341,430

		Total Netherlands	3,772,771

Qatar — 1.0%
		Qatar Government International Bond:
1,300,000		5.250% due 1/20/20 (a)(b)	1,326,000
800,000		6.400% due 1/20/40 (a)(b)	810,000

		Total Qatar	2,136,000

Russia — 0.3%
470,000		Russian Foreign Bond, 7.500% due 3/31/30	533,732

South Africa — 0.5%
900,000		South Africa Government International Bond, 6.875% due 5/27/19 (a)	996,750

South Korea — 0.3%
400,000	EUR	The Export — Import Bank of Korea, 5.750% due 5/22/13	585,993

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Face
Amount†		Security	Value

SOVEREIGN BONDS — 25.6% — (continued)

United Kingdom — 0.5%
		United Kingdom Treasury Gilt:
$100,000	GBP	4.750% due 3/7/20	$161,238
100,000	GBP	8.000% due 6/7/21	206,221
500,000	GBP	4.250% due 3/7/36	722,701

		Total United Kingdom	1,090,160

		TOTAL SOVEREIGN BONDS (Cost — $51,143,336)	53,127,693

ASSET-BACKED SECURITIES — 1.6%
Credit Card — 0.9%
600,000		Arran Master Trust, Series 2005-B, Class A1, 0.304% due 12/15/12 (c)	590,455
1,300,000		Turquoise Card Backed Securities PLC, Series 2007-1, Class A, 0.272% due 6/15/12 (c)	1,295,671

		Total Credit Card	1,886,126

Student Loan — 0.7%
592,630		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 1.199% due 4/25/38 (a)(c)	604,456
		South Carolina Student Loan Corp.:
253,941		Series 2008-1, Class A1, 0.752% due 9/02/14 (a)(c)	254,252
500,000		Series 2008-1, Class A2, 0.802% due 3/01/18 (a)(c)	502,800

		Total Student Loan	1,361,508

		TOTAL ASSET-BACKED SECURITIES (Cost — $3,213,781)	3,247,634

COLLATERALIZED MORTGAGE OBLIGATIONS — 8.6%
80,986		Banca Intesa SpA, Series 1, Class A2, 0.938% due 8/28/23 (c)	109,525
		Bear Stearns Adjustable Rate Mortgage Trust:
43,241		Series 2003-5, Class 1A2, 3.505% due 8/25/33 (a)(c)	40,734
45,836		Series 2003-7, Class 6A, 4.601% due 10/25/33 (a)(c)	42,907
161,081		Series 2004-2, Class 22A, 3.809% due 5/25/34 (a)(c)	146,649
41,387		Series 2004-2, Class 23A, 4.631% due 5/25/34 (a)(c)	37,759
104,995		Series 2005-2, Class A2, 2.934% due 3/25/35 (a)(c)	99,516
281,878		Bear Stearns Structured Products Inc., Series 2007-R6, Class 1A1, 5.603% due 1/26/36 (a)(c)	176,773
900,000		Commercial Mortgage Pass Through Certificates, Series 2006-CN2A, Class A2FL, 0.449% due 2/05/19 (a)(b)(c)	805,193
		Countrywide Alternative Loan Trust:
37,719		Series 2005-21CB, Class A3, 5.250% due 6/25/35 (a)	30,696
176,703		Series 2007-11T1, Class A12, 0.579% due 5/25/37 (a)(c)	88,209
79,973		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37 (a)	42,040
131,880		Series 2007-7T2, Class A9, 6.000% due 4/25/37 (a)	84,697
		Countrywide Asset-Backed Certificates:
70,447		Series 2006-15, Class A1, 0.339% due 10/25/46 (a)(c)	68,968
227,449		Series 2007-2, Class 2A1, 0.279% due 8/25/37 (a)(c)	219,152
		Countrywide Home Loan Mortgage Pass Through Trust:
16,436		Series 2004-12, Class 11A1, 3.968% due 8/25/34 (a)(c)	11,400
70,918		Series 2005-11, Class 3A1, 3.106% due 4/25/35 (a)(c)	46,921
316,828		Series 2005-2, Class 1A1, 0.549% due 3/25/35 (a)(c)	156,339
39,848		Series 2005-3, Class 2A1, 0.519% due 4/25/35 (a)(c)	21,787
274,242		Series 2005-9, Class 1A3, 0.459% due 5/25/35 (a)(c)	159,509
164,985		Series 2005-HYB9, Class 3A2A, 5.250% due 2/20/36 (a)(c)	123,755
86,403		Credit Suisse Mortgage Capital Certificates, Series 2007-5R, Class A5, 6.500% due 7/26/36 (a)	53,509
213,182		Crusade Global Trust, Series 2004-2, Class A2, 0.802% due 11/19/37 (c)	280,557
70,376		CS First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 3.481% due 8/25/33 (a)(c)	64,913
393,208		CSAB Mortgage Backed Trust, Series 2006-4, Class A6A, step bond to yield, 5.684% due 12/25/36 (a)	226,510
		Federal Home Loan Mortgage Corp. (FHLMC):
231,039		Series 2391, Class FJ, 0.731% due 4/15/28 (a)(c)	230,640
17,375		Series 2526, Class CA, 5.000% due 6/15/16 (a)	17,413

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Face
Amount†	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 8.6% — (continued)

$386,087	Series 3037, Class BC, 4.500% due 2/15/20 (a)	$404,815
505,236	Series 3174, Class FM, 0.471% due 5/15/36 (a)(c)	498,871
99,207	Structured Pass Through Securities, Series T-35, Class A, 0.509% due 9/25/31 (a)(c)	95,858
147,882	Structured Pass Through Securities, Series T-62, Class 1A1, 1.681% due 10/25/44 (a)(c)	142,712
28,547	Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44 (a)	30,732
	Federal National Mortgage Association (FNMA), REMICS:
19,086	Series 2003-34, Class A1, 6.000% due 4/25/43 (a)	20,246
69,843	Series 2005-120, Class NF, 0.329% due 1/25/21 (a)(c)	68,991
208,607	Federal National Mortgage Association (FNMA), Whole Loan, Series 2004-W12, Class 1A1, 6.000% due 7/25/44 (a)	224,700
	First Horizon Asset Securities Inc.:
10,628	Series 2003-AR2, Class 2A1, 3.117% due 7/25/33 (a)(c)	9,823
28,912	Series 2003-AR4, Class 2A1, 2.916% due 12/25/33 (a)(c)	27,079
66,853	GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1, 5.500% due 9/25/34 (a)	66,421
	Government National Mortgage Association:
694,912	Series 2004-68, Class ZC, 6.000% due 8/20/34 (a)	750,333
2,427,136	Series 2007-2, Class PA, 5.500% due 6/20/35 (a)	2,543,592
20,729	GSR Mortgage Loan Trust, Series 2003-1, Class A2, 2.060% due 3/25/33 (a)(c)	19,909
	Harborview Mortgage Loan Trust:
59,830	Series 2003-1, Class A, 3.882% due 5/19/33 (a)(c)	57,870
68,979	Series 2005-2, Class 2A1A, 0.449% due 5/19/35 (a)(c)	40,964
227,201	Series 2006-SB1, Class A1A, 1.331% due 12/19/36 (a)(c)	89,159
32,065,000	JLOC Ltd., Series 36A, Class A1, 0.514% due 2/16/16 (a)(b)(c)	264,126
137,902	JP Morgan Alternative Loan Trust, Series 2006-A5, Class 2A1, 5.550% due 10/25/36 (a)(c)	125,610
	JP Morgan Mortgage Trust:
40,992	Series 2003-A2, Class 3A1, 4.400% due 11/25/33 (a)(c)	40,120
40,331	Series 2005-A1, Class 6T1, 5.016% due 2/25/35 (a)(c)	40,186
433,592	Locat Securitisation Vehicle S.R.L., Series 2006-4, Class A2, 0.874% due 12/12/28 (c)	574,419
	Merrill Lynch Mortgage Investors Inc.:
23,980	Series 2003-A2, Class 1A1, 3.366% due 2/25/33 (a)(c)	21,296
190,239	Series 2005-2, Class 1A, 4.250% due 10/25/35 (a)(c)	175,485
700,000	Series 2008-LAQA, Class A1, 4.678% due 7/09/21 (a)	608,443
356,479	Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B, 0.489% due 7/25/35 (a)(c)	312,286
	Puma Finance Ltd.:
369,585	Series G5, Class A1, 0.321% due 2/21/38 (a)(b)(c)	355,647
126,192	Series P10, Class BA, 4.213% due 7/12/36 (c)(d)	110,362
441,406	Series P11, Class BA, 4.090% due 8/22/37 (c)	385,400
153,497	Residential Accredit Loans Inc., Series 2007-QO2, Class A1, 0.379% due 2/25/47 (a)(c)	70,563
	Residential Asset Securitization Trust:
61,607	Series 2005-A15, Class 5A1, 5.750% due 2/25/36 (a)	42,699
130,198	Series 2006-R1, Class A2, 0.629% due 1/25/46 (a)(c)	59,704
	Structured Adjustable Rate Mortgage Loan Trust:
32,265	Series 2004-1, Class 4A1, 2.760% due 2/25/34 (a)(c)	28,642
121,635	Series 2004-19, Class 2A1, 1.871% due 1/25/35 (a)(c)	67,481
152,438	Series 2004-4, Class 3A2, 3.035% due 4/25/34 (a)(c)	126,391
	Structured Asset Mortgage Investments Inc.:
166,697	Series 2005-AR2, Class 2A1, 0.459% due 5/25/45 (a)(c)	105,236
177,596	Series 2005-AR8, Class A1A, 0.509% due 2/25/36 (a)(c)	99,850
111,779	Series 2006-AR5, Class 1A1, 0.439% due 5/25/46 (a)(c)	53,481
200,000	Series 2007-AR4, Class A3, 0.449% due 9/25/47 (a)(c)	44,839
259,996	Series 2007-AR6, Class A1, 1.981% due 8/25/47 (a)(c)	146,036
	Swan Trust:
417,161	Series 2006-1E, Class A1, 0.330% due 5/12/37 (c)	397,764
536,350	Series 2006-1E, Class A2, 4.350% due 5/12/37 (c)	467,336
648,412	Torrens Trust, Series 2007-1, Class A, 4.340% due 10/19/38 (c)(e)	565,667

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Face
Amount†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 8.6% — (continued)

		Wachovia Bank Commercial Mortgage Trust:
$900,000		Series 2006-C23, Class A5, 5.416% due 1/15/45 (a)(c)	$893,510
500,000		Series 2006-C28, Class A4, 5.572% due 10/15/48 (a)	474,350
486,110		Series 2006-WL7A, Class A1, 0.322% due 9/15/21 (a)(b)(c)	432,782
70,592		WaMu Alternative Mortgage Pass-Through Certificates, Series 2006-AR5, Class 3A, 1.169% due 7/25/46 (a)(c)	32,491
		WaMu Mortgage Pass Through Certificates:
19,968		Series 2003-AR5, Class A7, 2.884% due 6/25/33 (a)(c)	18,999
150,588		Series 2005-AR13, Class A1A1, 0.519% due 10/25/45 (a)(c)	107,924
261,470		Series 2006-AR13, Class 2A, 3.594% due 10/25/46 (a)(c)	158,824
		Washington Mutual Inc.:
6,819		Series 2001-7, Class A, 1.760% due 5/25/41 (a)(c)	6,216
44,353		Series 2002-AR9, Class 1A, 1.871% due 8/25/42 (a)(c)	32,085
1,873,907		Series 2003-AR9, Class 1A6, 2.833% due 9/25/33 (a)(c)	1,848,769
153,028		Series 2006-AR4, Class 2A1A, 3.328% due 5/25/46 (a)(c)	96,684

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $18,893,853)	17,869,849

CORPORATE BONDS & NOTES — 34.3%
Australia — 2.9%
2,100,000	AUD	Investec Bank Australia Ltd., Government Liquid Guaranteed Notes, 5.000% due 2/27/14	1,831,542
500,000		National Australia Bank, Subordinated Notes, 0.443% due 6/19/17 (c)	480,143
1,400,000	GBP	Suncorp-Metway Ltd., Government Liquid Guaranteed Notes, 4.000% due 1/16/14	2,230,615
1,600,000	AUD	Westpac Banking Corp., Government Liquid Guaranteed Notes, 4.000% due 3/19/12	1,407,011

		Total Australia	5,949,311

Canada — 1.5%
1,400,000	CAD	Broadway Credit Card Trust, Asset Backed, 5.234% due 6/17/11 (a)	1,385,979
1,500,000	CAD	Golden Credit Card Trust, Asset Backed, 5.106% due 4/15/11 (a)	1,489,610
200,000	CAD	HSBC Financial Corp., Ltd., Company Guaranteed Notes, 0.650% due 5/03/12 (a)(c)	183,749

		Total Canada	3,059,338

Cayman Islands — 0.8%
200,000		CSN Islands XI Corp., Company Guaranteed Notes, 6.875% due 9/21/19(d)	200,750
500,000		Fibria Overseas Finance Ltd., Company Guaranteed Notes, 9.250% due 10/30/19 (a)(b)	568,150
1,000,000		Mizuho Finance, Bank Guaranteed Notes, 8.375% due 1/29/49	1,006,250

		Total Cayman Islands	1,775,150

France — 5.3%
200,000	EUR	BNP Paribas, Subordinated Notes, 7.781% due 6/29/49 (c)	288,260
300,000	EUR	BNP Paribas Home Loan Covered Bonds SA, Covered Notes, 4.500% due 5/30/14	442,629
300,000	EUR	Caisse Nationale des Caisses d’Epargne et de Prevoyance, Junior Subordinated Notes, 6.117% due 10/29/49 (c)	311,425
		CM-CIC Covered Bonds, Covered Notes:
500,000	EUR	5.250% due 6/09/10	690,734
700,000	EUR	4.750% due 7/17/12	1,021,661
300,000	EUR	France Telecom SA, Senior Unsecured Notes, 7.250% due 1/28/13	467,409
2,100,000	EUR	Groupe Caisse d’Epargne, Covered Bonds, 5.250% due 9/17/10	2,934,908
1,800,000	EUR	Societe Generale, Junior Subordinated Notes, 7.756% due 5/29/49 (c)	2,391,008
1,600,000	EUR	Societe Generale Societe de Credit Fonciere, Covered Notes, 5.000% due 3/27/19	2,413,239

		Total France	10,961,273

Germany — 0.5%
700,000	EUR	Kreditanstalt fuer Wiederaufbau, Foreign Government Guaranteed Notes, 3.875% due 1/21/19	999,909

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Face
Amount†		Security	Value

CORPORATE BONDS & NOTES — 34.3% — (continued)

Ireland — 1.0%
$900,000	GBP	General Electric Capital UK Funding, Company Guaranteed Notes, 6.000% due 4/11/13	$1,488,990
		TransCapitalInvest Ltd. for OJSC AK Transneft, Secured Notes:
200,000		5.670% due 3/05/14 (a)(b)	204,686
400,000		8.700% due 8/07/18 (a)(b)	469,875

		Total Ireland	2,163,551

Japan — 0.2%
400,000		Resona Bank Ltd., Notes, 5.850% due 9/29/49 (a)(b)(c)	366,480

Netherlands — 1.9%
		ING Bank NV:
800,000	EUR	Covered Notes, 5.250% due 6/05/18	1,211,325
700,000		Senior Notes, 0.881% due 1/13/12 (a)(b)(c)	698,839
1,900,000		SovRisc BV, Notes, 5.250% due 4/30/11 (b)(d)	1,971,022

		Total Netherlands	3,881,186

New Zealand — 0.7%
		ANZ National International Ltd.:
200,000		Bank Guaranteed Notes, 6.200% due 7/19/13 (a)(b)	220,432
1,200,000		Government Liquid Guaranteed Notes, 3.250% due 4/02/12 (a)(b)	1,246,899

		Total New Zealand	1,467,331

Norway — 0.8%
1,200,000	EUR	DnB NOR Boligkreditt, Covered Notes, 4.125% due 2/01/13	1,730,041

Sweden — 0.7%
200,000	EUR	Nordea Bank AB, Subordinated Notes, 0.918% due 3/08/16 (c)	268,037
800,000	EUR	Stadshypotek AB, Covered Notes, 3.750% due 12/12/13	1,143,953

		Total Sweden	1,411,990

Switzerland — 0.8%
		UBS AG Stamford Branch, Senior Unsecured Notes:
300,000		1.169% due 5/05/10 (a)(c)	300,552
1,300,000		1.173% due 6/19/10 (a)(c)	1,303,529

		Total Switzerland	1,604,081

United Kingdom — 3.6%
200,000		Barclays Bank PLC, Senior Subordinated Notes, 6.050% due 12/04/17 (a)(b)	205,178
200,000	GBP	HBOS Capital Funding LP, Bank Guaranteed Notes, 9.540% due 3/29/49	259,080
		HBOS PLC:
1,700,000	EUR	Bank Guaranteed Notes, 5.625% due 5/23/13	2,463,555
600,000		Senior Subordinated Notes, 6.750% due 5/21/18 (a)(b)	554,412
200,000		LBG Capital No. 1 PLC, Bank Guaranteed Notes, 8.500% due 12/29/49 (b)(c)(d)	161,000
2,300,000		Lloyds TSB Bank PLC, Government Liquid Guaranteed Notes, 2.800% due 4/02/12 (a)(b)	2,356,816
300,000	CAD	National Grid PLC, Senior Unsecured Notes, 4.980% due 6/22/11(d)	293,883
1,000,000		Pearson Dollar Finance PLC, Company Guaranteed Notes, 5.700% due 6/01/14 (a)(b)	1,087,331
100,000		Tate & Lyle International Finance PLC, Company Guaranteed Notes, 5.000% due 11/15/14 (a)(b)	103,512
100,000		XL Capital Finance Europe PLC, Company Guaranteed Notes, 6.500% due 1/15/12 (a)	105,928

		Total United Kingdom	7,590,695

United States — 13.6%
1,000,000		Alcoa Inc., Senior Unsecured Notes, 6.000% due 1/15/12 (a)	1,045,161
		American Express Bank FSB, Senior Unsecured Notes:
600,000		0.289% due 4/26/10 (a)(c)	597,925
800,000		0.359% due 5/29/12 (a)(c)	786,037
800,000		0.378% due 6/12/12 (a)(c)	786,177
1,000,000		American General Finance Corp., Senior Unsecured Notes, 6.900% due 12/15/17 (a)	718,231

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Face
Amount†		Security	Value

CORPORATE BONDS & NOTES — 34.3% — (continued)
United States — 13.6% — (continued)

		American International Group Inc.:
$600,000		Junior Subordinated Debentures Notes, 8.175% due 5/15/58 (a)(c)	$409,500
		Junior Subordinated Notes:
800,000	EUR	8.000% due 5/22/38 (c)	721,195
1,000,000	EUR	4.875% due 3/15/67 (c)	710,268
600,000	GBP	5.750% due 3/15/67 (c)	498,348
100,000,000	JPY	Senior Unsecured Notes, 0.388% due 4/03/12 (c)	968,698
300,000		Avnet Inc., Senior Unsecured Notes, 6.625% due 9/15/16 (a)	324,967
800,000	EUR	BA Covered Bond Issuer, Covered Notes, 4.250% due 4/05/17	1,091,211
		Bank of America Corp.:
600,000		Senior Unsecured Notes, 0.755% due 9/11/12 (a)(c)	592,865
900,000	EUR	Subordinated Notes, 4.750% due 5/23/17 (c)	1,158,017
1,100,000		Bank of America NA, Senior Unsecured Notes, 0.799% due 6/23/10 (a)(c)	1,101,565
100,000		Capital One Financial Corp., Senior Unsecured Notes, 5.700% due 9/15/11 (a)	105,155
200,000		CNA Financial Corp., Senior Unsecured Notes, 6.000% due 8/15/11 (a)	210,114
600,000		Dow Chemical Co., Senior Unsecured Notes, 2.499% due 8/08/11 (a)(c)	609,907
400,000		El Paso Performance-Linked Trust, Senior Unsecured Notes, 7.750% due 7/15/11 (a)(b)	419,088
1,000,000		GATX Financial Corp., Senior Unsecured Notes, 5.500% due 2/15/12 (a)	1,050,259
		Goldman Sachs Group Inc., Senior Unsecured Notes:
300,000		5.450% due 11/01/12 (a)	321,930
600,000	EUR	5.375% due 2/15/13	875,997
200,000		0.701% due 3/22/16 (a)(c)	183,316
500,000	AUD	4.693% due 4/12/16 (c)	423,774
300,000		iStar Financial Inc., Senior Unsecured Notes, 5.150% due 3/01/12 (a)	217,500
		Lehman Brothers Holdings Inc., Senior Unsecured Notes:
1,300,000		0.000% due 5/25/10(f)	295,750
600,000		6.875% due 5/02/18(f)	141,000
500,000		Limited Brands Inc., Senior Unsecured Notes, 6.900% due 7/15/17 (a)	487,500
		Macy’s Retail Holdings Inc., Company Guaranteed Notes:
650,000		5.750% due 7/15/14 (a)	654,875
1,000,000		5.900% due 12/01/16 (a)	975,000
1,000,000		Marsh & McLennan Cos., Inc., Senior Unsecured Notes, 5.375% due 7/15/14 (a)	1,049,025
		Merrill Lynch & Co., Inc., Senior Unsecured Notes:
700,000		0.349% due 3/23/10 (a)(c)	698,999
600,000		0.485% due 6/05/12 (a)(c)	589,479
1,000,000		Metropolitan Life Global Funding I, Senior Secured Notes, 0.290% due 5/17/10 (a)(b)(c)	1,000,509
1,000,000		Nabors Industries Inc., Company Guaranteed Notes, 6.150% due 2/15/18 (a)	1,061,249
450,000		Pemex Project Funding Master Trust, Company Guaranteed Notes, 5.750% due 3/01/18 (a)	457,909
1,000,000		Prologis, Senior Unsecured Notes, 5.625% due 11/15/15 (a)	1,000,188
1,000,000		Starwood Hotels & Resorts Worldwide Inc., Senior Unsecured Notes, 6.750% due 5/15/18 (a)	1,000,000
500,000		UST Inc., Senior Unsecured Notes, 5.750% due 3/01/18 (a)	498,259
1,700,000	EUR	WM, Covered Bonds, 3.875% due 9/27/11	2,395,100

		Total United States	28,232,047

		TOTAL CORPORATE BONDS & NOTES (Cost — $69,159,915)	71,192,383

MORTGAGE-BACKED SECURITIES — 2.4%
FHLMC — 0.1%
121,095		Federal Home Loan Mortgage Corp. (FHLMC), Gold, 4.000% due 3/1/10 (a)	121,322

		TOTAL FHLMC	121,322

FNMA — 2.1%
		Federal National Mortgage Association (FNMA):
700,000		5.480% due 7/1/18 (a)(c)	759,648
1,000,000		5.700% due 8/1/18 (a)(c)	1,067,628

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Face
Amount†	Security	Value

MORTGAGE-BACKED SECURITIES — 2.4% — (continued)
FNMA — 2.1% — (continued)

$301,919	2.841% due 11/1/34 (a)(c)	$314,970
932,747	6.500% due 8/1/37 (a)	993,737
1,000,000	6.000% due 4/1/39(g)	1,062,500
261,573	7.000% due 10/1/48 (a)	275,969

	TOTAL FNMA	4,474,452

GNMA — 0.2%
449,687	Government National Mortgage Association II (GNMA), 6.000% due 9/20/38 (a)	474,751

	TOTAL GNMA	474,751

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $4,865,718)	5,070,525

MUNICIPAL BONDS — 0.8%
United States — 0.8%
200,000	Buckeye Ohio Tobacco Settlement, Series A-2, 5.875% due 6/1/47 (a)	150,260
1,500,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, 6.890% due 1/1/42 (a)	1,563,540
100,000	Puerto Rico Sales Tax Financing Corp., Series A, AMBAC-Insured, 0.255% due 8/1/54 (a)	6,016
100,000	Tobacco Settlement Financing Corp., New Jersey, Series 1A, 5.000% due 6/1/41 (a)	67,802

	Total United States	1,787,618

	TOTAL MUNICIPAL BONDS (Cost — $1,792,851)	1,787,618

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 3.0%
U.S. GOVERNMENT OBLIGATIONS — 2.7%
	U.S. Treasury Bonds:
1,300,000	4.750% due 2/15/37 (a)(h)	1,357,281
700,000	3.500% due 2/15/39 (a)(h)	584,282
200,000	4.250% due 5/15/39 (a)	191,063
	U.S. Treasury Notes:
269,000	1.000% due 7/31/11 (a)(h)	271,049
347,000	1.000% due 9/30/11 (a)(h)	349,400
500,000	3.625% due 8/15/19 (a)(h)	502,656
	U.S. Treasury Inflation Indexed Bond:
2,397,888	2.125% due 2/15/40 (a)	2,402,945

	TOTAL U.S. GOVERNMENT OBLIGATIONS	5,658,676

U.S. GOVERNMENT AGENCIES — 0.3%
600,000	Tennessee Valley Authority, 5.250% due 9/15/39 (a)	610,511

	TOTAL U.S. GOVERNMENT AGENCIES	610,511

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $6,242,392)	6,269,187

CERTIFICATE OF DEPOSIT — 1.0%
2,100,000	Barclay Bank PLC, 1.109% due 3/22/11 (Cost — $2,100,000)	2,098,925

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $157,411,846)	160,663,814

SHORT-TERM INVESTMENTS — 22.4%
MUNICIPAL BOND — 0.8%
1,600,000	State of Illinois, GO, 1.823% due 1/1/11 (Cost — $1,600,000)	1,600,000

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Face
Amount†		Security	Value

REPURCHASE AGREEMENTS — 17.3%
$15,200,000		Barclays Capital Inc. repurchase agreement dated 02/26/10, 0.110% due 3/1/10, Proceeds at maturity — $15,200,139; (Fully collateralized by FHLMC 2.180% due 4/23/2012; Market Value — $15,504,182) (i)	$15,200,000
20,800,000		JPMorgan Chase & Co. repurchase agreement dated 02/26/10, 0.110% due 3/1/10, Proceeds at maturity — $20,800,191; (Fully collateralized by FHMC 0.168% due 5/1/12; Market Value — $21,216,572)) (i)	20,800,000

		TOTAL REPURCHASE AGREEMENTS (Cost — $36,000,000)	36,000,000

TIME DEPOSITS — 1.2%
		Bank of America — London:
149,047	SEK	0.010% due 3/1/10	20,976
65,975	AUD	2.935% due 3/1/10	59,124
		BBH — Grand Cayman:
80,528,975	JPY	0.010% due 3/1/10	906,348
94,106	DKK	0.150% due 3/1/10	17,271
30,123	NZD	1.750% due 3/1/10	21,083
		JPMorgan Chase & Co. — London:
474,741	EUR	0.045% due 3/1/10	648,449
145,851	GBP	0.063% due 3/1/10	222,277
		Wells Fargo — Grand Cayman:
570,204		0.030% due 3/1/10	570,204

		TOTAL TIME DEPOSITS (Cost — $2,465,732)	2,465,732

U.S. GOVERNMENT AGENCIES — 2.0%
4,100,000		Federal National Mortgage Association (FNMA), Discount Notes, 0.120% due 4/7/10(i)	4,099,494

		TOTAL U.S. GOVERNMENT AGENCIES (Cost — $4,099,494)	4,099,494

U.S. GOVERNMENT OBLIGATION — 1.1%
2,300,000		U.S. Treasury Bill, 0.040% due 3/18/10 (Cost — $2,299,957)	2,299,957

		TOTAL SHORT-TERM INVESTMENTS (Cost — $46,465,183)	46,465,183

		TOTAL INVESTMENTS — 99.7% (Cost — $203,877,029 #)	207,128,997

		Other Assets in Excess of Liabilities — 0.3%	561,126

		TOTAL NET ASSETS — 100.0%	$207,690,123

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	All or a portion of this security is segregated as collateral for open futures contracts, extended settlements, written options, swap contracts, foreign currency contracts, TBA’s and short sales.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2010.
(d)	Illiquid Security.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	Security is currently in default.
(g)	This security is traded on a to-be-announced (“TBA”) basis (see Note 1).
(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(i)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
DKK	—	Danish Krone
EUR	—	Euro Dollar
FHLMC	—	Federal Home Loan Mortgage Association
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
JPY	—	Japanese Yen
NZD	—	New Zealand Dollar
PA	—	Port Authority
SEK	—	Swedish Krona
Summary of Investments by Security Type ^

Corporate Bonds & Notes	34.4%
Sovereign Bonds	25.6
Collateralized Mortgage Obligations	8.6
U.S. Government & Agency Obligations	3.0
Mortgage-Backed Securities	2.4
Municipal Bonds	0.9
Asset-Backed Securities	1.6
Certificate of Deposit	1.0
Short-Term Investments	22.5

100.0%

^	As a percentage of total investments.
**	Position represents less than 0.1%

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Schedule of Options Written

Contracts		Security Name	Expiration Date	Strike Price	Value

United States
11,200,000		Swaption, 3-Month USD-LIBOR, Call	4/19/10	$3.25	$8,989
12,800,000		Swaption, 3-Month USD-LIBOR, Put	4/19/10	4.25	27,867
10,000,000		Swaption, 3-Month USD-LIBOR, Put	6/15/10	5.00	620
1,300,000		Swaption, 6-Month EUR-LIBOR, Put	10/29/10	3.25	8,710
1,300,000		Swaption, 6-Month EUR-LIBOR, Put	10/29/10	5.00	10,400
3,000,000	EUR	Swaption, 6-Month EUR-LIBOR, Put	7/1/14	10.00	4,536

		Total United States			61,122

		TOTAL OPTIONS WRITTEN (Premiums received — $392,878)			$61,122

Schedule of Forward Sale Commitments

Face
Amount	Security	Value

	Federal National Mortgage Association (FNMA)
$1,000,000	6.000% due 04/01/39 (a)	$1,062,500
1,000,000	6.000% due 05/01/39 (a)	1,061,250

	TOTAL FORWARD SALE COMMITMENTS (Proceeds — $2,122,188)	$2,123,750

(a)	This security is traded on a to-be-announced (“TBA”) basis (see Note 1).

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Municipal Bond Investments

Face
Amount	Rating††	Security	Value

MUNICIPAL BONDS — 93.7%
Alaska — 2.3%
$1,750,000	AA−	North Slope Boro Alaska, GO, Series A, NPFG-Insured, 5.000% due 6/30/16	$1,987,982

California — 6.3%
1,000,000	AAA	California Infrastructure & Economic Development Bank Revenue, Series A, Prerefunded 1/1/28 @ 100, AMBAC-Insured, 5.000% due 7/1/36 (a)	1,169,970
1,000,000	A-	California State, Refunding, GO, 5.000% due 2/1/33	914,600
1,000,000	AA	Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series C, NPFG-Insured, 5.250% due 7/1/19	1,100,450
1,000,000	A3 (b)	Rancho Mirage Joint Powers Financing Authority, Eisenhower Medical Center, Series A, 5.000% due 7/1/27	958,640
1,230,000	Aa2 (b)	Santa Monica-Malibu, California, Unified School District, Election of 2006 Project, Series A, 5.000% due 8/1/26	1,313,050

		Total California	5,456,710

Colorado — 4.4%
1,000,000	AA	Colorado Water Resources & Power Development Authority, Drinking Water Revenue, Revolving Fund, Series A, 5.500% due 9/1/22	1,224,920
2,165,000	AA+	Longmont, CO, Sales & Use Tax Revenue, Refunding, 5.250% due 5/15/17	2,570,678

		Total Colorado	3,795,598

District of Colombia — 1.3%
1,075,000	AAA	Metropolitan Washington D.C., Airports Authority System, Refunding, Series D, FSA-Insured, AMT, 5.375% due 10/1/18 (c)	1,110,292

Florida — 6.8%
1,000,000	A	Florida Municipal Loan Council Revenue, North Miami Beach Water Project, Series B, NPFG-Insured, 5.375% due 8/1/18	1,036,150
1,000,000	AA−	Jacksonville, FL, Sales Tax Revenue, Better Jacksonville Projects, 5.000% due 10/1/21	1,077,240
		Miami-Dade County, FL:
1,315,000	AA	Transit Sales Surtax Revenue, XLCA-Insured, 5.000% due 7/1/16	1,451,944
1,000,000	A+	Water & Sewer Revenue, XLCA-Insured, 5.000% due 10/1/21	1,060,760
1,075,000	A	Port St. Lucie, FL, Florida Stormwater Utility Revenue, NPFG-Insured, 5.000% due 5/1/23	1,095,651
195,000	AA−	Tampa, Florida Utility Tax & Special Revenue, Series A, Prerefunded 10/1/12 @ 101, AMBAC-Insured, 5.250% due 10/1/19 (a)	219,004

		Total Florida	5,940,749

Georgia — 2.5%
2,000,000	AAA	Augusta, GA, Water & Sewer Revenue, FSA-Insured, 5.000% due 10/1/21	2,217,720

Hawaii — 0.6%
535,000	AA	Maui County, HI, GO, Series A, 5.500% due 3/1/15	553,720

Illinois — 10.8%
		Chicago, IL:
1,000,000	AA−	Board of Education, GO, School Reform Board, Series A, FGIC & NPFG-Insured, 5.250% due 12/1/20	1,136,330
1,000,000	AAA	Housing Authority Capital Program Revenue, Refunding, FSA-Insured, 5.000% due 7/1/14	1,113,640
		Illinois Finance Authority Revenue:
1,095,000	A3 (b)	DePaul University, Series A, 5.375%, due 10/1/19	1,211,026
2,000,000	A	OBG Bradley University, XLCA-Insured, 5.000% due 8/01/34	2,012,220
1,025,000	AAA	Illinois State Toll Highway Authority, Series A-1, Prerefunded 7/01/16 @ 100, FSA-Insured, 5.000% due 1/1/25 (a)	1,208,895
1,800,000	A−	Quincy, IL, OBG Blessing Hospital, 5.000% due 11/15/29	1,621,458
1,000,000	AA−	University of Illinois, University Revenue, Auxiliary Facilities System, Series B, FGIC & NPFG-Insured, 5.500% due 4/1/19	1,153,520

		Total Illinois	9,457,089

Indiana — 1.1%
1,000,000	AAA	Indiana Health Facility Financing Authority Hospital Revenue, Refunding, Methodist Hospital Industry, Series A, Escrowed to Maturity, 5.750% due 9/1/15 (d)	1,003,120

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Municipal Bond Investments

Face
Amount	Rating††	Security	Value

Iowa — 1.2%
$1,000,000	A	Des Moines, IA, Public Parking Systems Revenue, Series A, FGIC & NPFG-Insured, 5.750% due 6/1/13	$1,011,520

Kansas — 1.3%
1,065,000	AA+	Kansas State Development Finance Authority Revenue, Kansas Transition Revolving Fund, 5.000% due 10/1/20	1,164,471

Massachusetts — 4.3%
1,400,000	AA	Commonwealth of Massachusetts, GO, Series A, NPFG-Insured, 5.250% due 8/1/16	1,650,334
1,000,000	AAA	Massachusetts Bay Transportation Authority Revenue, Series A, 5.250% due 7/1/34	1,126,110
1,000,000	A2 (b)	Massachusetts Health & Educational Facilities Authority Revenue, Northeastern University, Series R, 5.000% due 10/1/28	1,016,000

		Total Massachusetts	3,792,444

Michigan — 2.0%
1,750,000	AAA	Kalamazoo Michigan Hospital Finance Authority, Hospital Facilities Revenue, Bronson Hospital A RMK 4/30/08, FSA-Insured, 5.000% due 5/15/26	1,760,395

Minnesota — 0.9%
707,992	AAA	Minneapolis & St. Paul, MN, Housing Finance Board Single Family Mortgage Revenue, Mortgage Backed Securities, Cityliving, Series A-3, GNMA & FNMA-Insured, 5.700% due 4/1/27	754,521

Nevada — 1.8%
1,500,000	AA+	Clark County, NV, GO, Refunding Flood Control, FGIC & NPFG-Insured, 4.750% due 11/1/24	1,550,055

New Jersey — 10.2%
1,000,000	Aa3 (b)	Egg Harbor Township School District, GO, FSA-Insured, 5.500% due 7/15/22	1,143,060
1,500,000	A+	New Jersey Health Care Facilities Financing Authority, Atlanticare Regional Medical Center, 5.000% due 7/1/27	1,528,455
		New Jersey State:
1,340,000	Aa2 (b)	Manalapan-Englishtown Regional Board of Education, GO, FGIC & NPFG-Insured, 5.750% due 12/1/22	1,668,139
1,000,000	A	Transportation Corp., COP, Series A, AMBAC-Insured, 5.500% due 9/15/15	1,147,440
3,000,000	AAA	Turnpike Authority, Refunding, Series A, FSA-Insured, 5.250% due 1/1/27	3,424,140

		Total New Jersey	8,911,234

New Mexico — 1.4%
1,150,000	AA+	New Mexico Finance Authority Revenue, Senior Lien-Public Project Revolving Fund, Series E, NPFG-Insured, 5.000% due 6/1/29	1,213,492

New York — 5.5%
		New York City, NY:
1,450,000	AAA	Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series E, 5.000% due 6/15/38	1,487,831
1,000,000	AA	Series D, 5.000% due 11/1/27	1,041,660
		New York State:
1,000,000	AA−	Dormitory Authority Revenue, Series B, Mandatory Put 5/15/12 @ 100, 5.250%, due 11/15/23 (e)	1,085,600
1,100,000	AAA	Urban Development Corp., Refunding, Correctional Capital Facilities, Series A, FSA-Insured, 5.250% due 1/01/14	1,177,319

		Total New York	4,792,410

Oregon — 3.0%
1,000,000	AAA	Oregon State Department of Administrative Services, COP, Series A, FSA-Insured, 5.000% due 5/1/24	1,061,000
1,330,000	Aa3 (b)	Washington & Clackamas Counties School District No 23, GO, NPFG-Insured, 5.000% due 6/15/22	1,539,262

		Total Oregon	2,600,262

Pennsylvania — 2.7%
2,000,000	AA	Commonwealth of Pennsylvania, GO, 5.000% due 7/1/17	2,343,060

Tennessee — 1.1%
1,000,000	BBB+	Knox County, TN, Health & Housing Facilities Revenue, University Health System, 5.250% due 4/1/36	932,820

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Municipal Bond Investments

Face
Amount	Rating††	Security	Value

Texas — 8.9%
$2,000,000	AAA	Keller, Texas Independent School District, PSF-GTD-Insured, 4.750% due 8/15/32	$2,041,460
2,000,000	AA	RoundRock, Texas, Independent School District, GO, 5.000% due 8/1/33	2,110,860
		Texas State:
375,000	AAA	Department Of Housing & Community Affairs Residential Mortgage Revenue, Series A, GNMA & FNMA-Insured, AMT, 6.200% due 7/01/19 (c)	381,465
1,000,000	AAA	Transportation Commission, 5.000%, due 4/1/27	1,076,400
1,000,000	A+	University of North Texas, University Revenue, Financing System, FGIC & NPFG-Insured, 5.000% due 4/15/18	1,042,150
1,000,000	AAA	Waxahachie, Texas, GO, Series A, FSA-Insured, 5.000% due 8/1/25	1,074,170

		Total Texas	7,726,505

Virginia — 2.0%
1,550,000	AA+	Virginia Commonwealth Transportation Board, Transportation District Revenue, Series A, 5.000% due 5/15/13	1,746,850

Washington — 8.7%
1,500,000	AAA	Central Puget Sound Regional Transportation Authority, Sales & Use Tax Revenue, Series A, AMBAC-Insured, 5.000% due 11/1/24	1,602,405
2,000,000	AA+	King County, Washington School District No 210 Federal Way, 5.000% due 12/1/23	2,196,180
2,000,000	AA+	State of Washington, GO, Series A, 5.000% due 7/1/22	2,234,920
1,500,000	AA−	Washington Health Care Facilities Authority, Revenue Bonds, Series A, 5.000% due 11/1/18	1,581,840

		Total Washington	7,615,345

Wisconsin — 2.6%
1,000,000	A1 (b)	Sun Prairie, WI, Area School District, FGIC & NPFG-Insured, 5.625% due 4/1/16	1,004,210
1,340,000	BBB	Wisconsin State, HEFA Revenue, Refunding, Divine Savior Healthcare, 5.500% due 5/1/26	1,237,276

		Total Wisconsin	2,241,486

		TOTAL MUNICIPAL BONDS (Cost — $79,372,043)	81,679,850

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $79,372,043)	81,679,850

SHORT-TERM INVESTMENTS — 4.9%
TIME DEPOSITS — 4.9%
4,281,444		Bank of America — Toronto, 0.030% due 3/1/10 (Cost — $4,281,444)	4,281,444

		TOTAL SHORT-TERM INVESTMENTS (Cost — $4,281,444)	4,281,444

		TOTAL INVESTMENTS — 98.6% (Cost — $83,653,487 #)	85,961,294

		Other Assets in Excess of Liabilities — 1.4%	1,199,075

		TOTAL NET ASSETS — 100.0%	$87,160,369

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(b)	Rating by Moody’s Investors Service. All ratings are unaudited.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(e)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2010.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Municipal Bond Investments
Abbreviations used in this schedule:;

AMBAC	—	Ambac Assurance Corporation
AMT	—	Alternative Minimum Tax
COP	—	Certificate of Participation
FGIC	—	Financial Guarantee Insurance Company
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
HEFA	—	Health & Education Facility Authority
NPFG	—	National Public Finance Guarantee Corp.
XLCA	—	XL Capital Assurance Inc.

See pages 115 and 116 for definition of ratings.
Summary of Investments by Industry ^

Education	24.1%
General Obligation	22.2
Transportation	14.9
Health Care Providers & Services	12.4
Utilities	8.5
Development	3.8
Public Facilities	3.8
Housing	2.6
Water and Sewer	1.4
Airport	1.3
Short-Term Investments	5.0

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Money Market Investments

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 99.9%
CERTIFICATES OF DEPOSIT — 4.7%
$1,000,000	Banco Bilbao Vizcaya Argentaria, 0.319% due 1/28/11	$1,000,000
8,000,000	UBS AG, 0.310% due 7/8/10	8,000,000

	TOTAL CERTIFICATES OF DEPOSIT
	(Cost — $9,000,000)	9,000,000

COMMERCIAL PAPER — 68.2%
6,000,000	Allied Irish Banks North America, 0.581% due 3/10/10 (a)(b)	5,999,130
4,000,000	Alpine Securitization Corp., 0.150% due 3/19/10 (a)(b)	3,999,700
	American Honda Finance:
1,000,000	0.150% due 4/7/10 (a)	999,846
5,000,000	0.190% due 4/21/10 (a)	4,998,654
2,000,000	Amsterdam Funding Corp., 0.200% due 5/28/10 (a)(b)	1,999,022
3,000,000	Autobahn Funding Co. LLC, 0.240% due 3/26/10 (a)(b)	2,999,500
6,000,000	Bank of Ireland, 0.551% due 3/10/10 (a)(b)	5,999,175
4,000,000	Bank of Nova Scotia, 0.200% due 3/15/10 (a)	3,999,689
6,000,000	Barton Capital LLC, 0.190% due 5/17/10 (a)(b)	5,997,562
	BPCE SA:
1,500,000	0.270% due 3/17/10 (a)(b)	1,499,820
6,000,000	0.250% due 4/14/10 (a)(b)	5,998,167
	Crown Point Capital Co. LLC:
2,600,000	0.501% due 3/1/10 (a)(b)	2,600,000
1,420,000	0.450% due 3/9/10 (a)(b)	1,419,858
2,000,000	0.451% due 5/3/10 (a)(b)	1,998,425
2,000,000	Fairway Finance Corp., 0.230% due 3/3/10 (a)(b)	1,999,974
3,000,000	General Electric Capital Corp., 0.260% due 7/6/10 (a)	2,997,248
5,000,000	Hannover Funding Co. LLC, 0.480% due 3/25/10 (a)(b)	4,998,400
5,000,000	HVB US Finance Inc., 0.300% due 4/6/10 (a)(b)	4,998,500
4,000,000	Market Street Funding LLC, 0.200% due 5/11/10 (a)(b)	3,998,422
	Nationwide Building Society:
1,000,000	0.702% due 3/15/10 (a)(b)	999,728
2,000,000	0.602% due 4/15/10 (a)(b)	1,998,500
5,000,000	0.200% due 5/21/10 (a)(b)	4,997,750
5,000,000	Nordea North America Inc., 0.190% due 5/4/10 (a)	4,998,311
5,000,000	Ranger Funding Co. LLC, 0.220% due 3/24/10 (a)(b)	4,999,297
6,000,000	RBS Holding USA Inc., 0.200% due 5/6/10 (a)(b)	5,997,800
9,000,000	Sheffield Receivables Co., 0.200% due 5/4/10 (a)(b)	8,996,801
8,000,000	Societe Generale North America Inc., 0.250% due 5/5/10 (a)	7,996,389
4,000,000	Surrey Funding Corp., 0.200% due 5/21/10 (a)(b)	3,998,200
	Swedbank AB:
1,000,000	0.371% due 3/15/10 (a)(b)	999,856
3,000,000	1.102% due 6/11/10 (a)(b)	2,990,735
1,000,000	Thames Asset Global Securitization No. 1 Inc., 0.200% due 3/8/10 (a)(b)	999,961
2,000,000	UniCredit Delaware Inc., 0.290% due 4/6/10 (a)(b)	1,999,420
	Windmill Funding Corp.:
1,000,000	0.210% due 3/12/10 (a)(b)	999,936
2,000,000	0.200% due 4/5/10 (a)(b)	1,999,611
5,000,000	Yorktown Capital LLC, 0.250% due 6/18/10 (a)(b)	4,996,215

	TOTAL COMMERCIAL PAPER
	(Cost — $129,469,602)	129,469,602

U.S. GOVERNMENT AGENCIES — 26.8%
4,000,000	Federal Farm Credit Bank (FFCB), Discount Notes, 0.311% due 8/26/10 (a)	3,993,869
	Federal Home Loan Bank (FHLB), Discount Notes:
19,861,000	0.060% due 3/1/10 (a)	19,860,999
2,000,000	0.120% due 4/26/10 (a)	1,999,627
4,000,000	0.200% due 7/7/10 (a)	3,997,156

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Money Market Investments

Face
Amount	Security	Value

U.S. GOVERNMENT AGENCIES — 26.8% — (continued)

	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
$2,000,000	0.080% due 3/17/10 (a)	$1,999,929
4,000,000	0.250% due 3/22/10 (a)	3,999,417
5,000,000	0.200% due 7/23/10 (a)	4,996,000
6,000,000	0.301% due 9/14/10 (a)	5,990,150
3,000,000	Federal National Mortgage Association (FNMA), Discount Notes, 0.210% due 8/9/10 (a)	2,997,182
1,000,000	U.S. Treasury Bill, 0.162% due 4/29/10	999,735

	TOTAL U.S. GOVERNMENT AGENCY
	(Cost — $50,834,064)	50,834,064

TIME DEPOSITS — 0.2%
356,297	Bank of America — Toronto, 0.030% due 3/1/10
	(Cost — $356,297)	356,297

	TOTAL TIME DEPOSITS
	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $189,659,963)	189,659,963

	TOTAL INVESTMENTS — 99.9%
	(Cost — $189,659,963 #)	189,659,963

	Cash and Other Assets in Excess of Liabilities — 0.1%	199,210

	TOTAL NET ASSETS — 100.0%	$189,859,173

(a)	Rate shown represents yield-to-maturity.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Ratings
(unaudited)

Bond Ratings

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A
— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB
— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C
— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa
— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa
— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A
— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa
— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba
— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B
— Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C	— Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A
— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB
— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C
— Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Ratings
(unaudited) (continued)

Short-Term Security Ratings

SP-1
— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1
— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.
P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1
— Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

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Statement of Assets and Liabilities
February 28, 2010 (unaudited)

	Large	Large	Small	Small		Emerging
	Capitalization	Capitalization	Capitalization	Capitalization	International	Markets	Core Fixed		International	Municipal	Money
	Growth	Value Equity	Growth	Value Equity	Equity	Equity	Income	High Yield	Fixed Income	Bond	Market
	Investments	Investments	Investments	Investments	Investments	Investments	Investments	Investments	Investments	Investments	Investments

ASSETS:
Investments, at cost	$1,307,326,731	$1,334,474,071	$473,865,375	$461,701,245	$666,703,483	$592,133,385	$982,494,206	$181,459,198	$203,877,029	$83,653,487	$189,659,963
Foreign currency, at cost	—	—	—	—	214,993	1,512,001	12,795	—	5,262	—	—

Investments, at value *	$1,538,003,376	$1,479,724,349	$537,346,805	$529,507,990	$730,643,453	$767,825,880	$989,750,596	$188,746,155	$207,128,997	$85,961,294	$189,659,963	**
Foreign currency, at value	—	—	—	—	214,410	1,521,252	2,131	—	15,566	—	—
Cash	—	608	218	186	2,449,308	4,126,980	—	—	—	—	—
Receivable for manager waiver	—	—	—	—	—	—	—	—	—	—	12,570
Receivable for securities sold	16,560,485	1,842,103	7,418,827	133,032	8,834,119	1,944,227	83,732,694	1,494,905	3,247,659	—	—
Dividends and interest receivable	1,377,811	4,986,975	8,803	536,060	1,087,006	2,022,916	6,735,290	3,799,954	2,557,037	979,196	5,622
Receivable for Fund shares sold	2,634,981	2,837,607	984,107	839,686	1,474,177	1,787,732	3,462,065	861,134	700,618	388,231	439,851
Receivable for open forward currency contracts (Notes 1 and 3)	—	—	—	—	184,565	93,324	346,851	—	2,767,363	—	—
Receivable from broker - variation margin on open futures contracts (Notes 1 and 3)	—	—	—	—	—	1,268,998	223,876	—	116,231	—	—
Unrealized appreciation on swaps (Notes 1 and 3)	—	—	—	—	—	—	1,875,260	—	2,057,153	—	—
Swap premiums paid (Notes 1 and 3)	—	—	—	—	—	—	194,088	—	964,368	—	—
Prepaid expenses	44,334	42,919	17,821	17,776	27,255	32,553	32,073	7,479	11,766	8,391	15,769
Other assets	—	—	—	—	731	—	—	—	—	—	—

Total Assets	1,558,620,987	1,489,434,561	545,776,581	531,034,730	744,915,024	780,623,862	1,086,354,924	194,909,627	219,566,758	87,337,112	190,133,775

LIABILITIES:
Payable for securities on loan	134,188,204	130,973,208	124,357,943	116,921,637	25,688,629	39,154,169	314,584	7,519,702	—	—	—
Payable for Fund shares repurchased	1,010,082	880,269	236,464	204,275	589,338	510,702	1,061,563	159,855	250,860	21,350	78,000
Payable for securities purchased	18,742,943	2,461,338	2,321,850	1,470,655	4,803,290	312,312	84,342,213	1,563,540	2,124,827	—	—
Investment management fee payable	630,771	617,102	248,325	244,453	373,317	430,565	286,978	76,107	79,306	26,484	13,517
Transfer agent fees payable	118,250	133,494	98,429	87,122	104,236	52,061	72,170	21,075	57,359	2,849	32,522
Custody fee payable	90,918	88,708	15,252	18,628	141,494	72,701	70,368	16,614	41,845	5,997	7,159
Trustees’ fees payable	23,443	18,110	1,858	2,871	12,994	3,788	3,364	758	5,715	953	938
Due to custodian	10,731,238	—	—	—	—	—	69,074	934	186,225	76,435	116,865
Swap premiums received (Notes 1 and 3)	—	—	—	—	—	—	2,831,896	—	309,327	—	—
Forward sale commitments, at value (proceeds received $35,815,547 and $2,122,188, respectively)(Note 1)	—	—	—	—	—	—	35,821,098	—	2,123,750	—	—
Options written, at value (premiums received $770,164 and $392,878, respectively) (Notes 1 and 3)	—	—	—	—	—	—	314,984	—	61,122	—	—
Unrealized depreciation on swaps (Notes 1 and 3)	—	—	—	—	—	—	4,003,425	—	856,614	—	—
Payable for open forward currency contracts (Notes 1 and 3)	—	—	—	—	110,169	—	292,706	—	920,147	—	—
Payable to broker - variation margin on open futures contracts (Notes 1 and 3)	—	—	—	—	—	56,301	25,875	—	205	—	—
Deposits from counterparty	—	—	—	—	—	—	1,600,000	—	4,820,000	—	—
Distributions payable	—	—	—	—	—	—	97,578	39,131	—	16,748	13,070
Accrued expenses	43,722	44,153	29,202	28,617	38,834	28,536	45,719	20,607	39,333	25,927	12,531

Total Liabilities	165,579,571	135,216,382	127,309,323	118,978,258	31,862,301	40,621,135	131,253,595	9,418,323	11,876,635	176,743	274,602

Total Net Assets	$1,393,041,416	$1,354,218,179	$418,467,258	$412,056,472	$713,052,723	$740,002,727	$955,101,329	$185,491,304	$207,690,123	$87,160,369	$189,859,173

NET ASSETS:
Par value (Note 4)	$112,413	$173,470	$28,084	$42,889	$78,670	$52,926	$113,760	$45,784	$26,671	$9,423	$189,855
Paid-in capital in excess of par value	1,579,602,558	1,892,576,884	665,215,123	418,607,432	1,098,456,011	741,725,371	945,592,912	283,082,673	219,205,407	86,126,929	189,659,128
Accumulated net investment loss	—	—	(1,265,059)	—	—	—	—	—	—	—	—
Undistributed (Dividend in excess) net investment income	1,931,840	4,576,253	—	2,155,449	1,136,327	1,471,052	7,122,499	494,875	584,242	143,832	—
Accumulated net realized gain (loss) on investments, futures contracts, options written, forward sale commitments, swap contracts and foreign currency transactions	(419,282,040)	(688,358,706)	(308,992,320)	(76,556,043)	(450,641,057)	(178,979,975)	(4,476,198)	(105,418,985)	(19,247,206)	(1,427,622)	10,190
Net unrealized appreciation/depreciation on investments, futures contracts, options written, forward sale commitments, swap contracts and foreign currencies	230,676,645	145,250,278	63,481,430	67,806,745	64,022,772	175,733,353	6,748,356	7,286,957	7,121,009	2,307,807	—

Total Net Assets	$1,393,041,416	$1,354,218,179	$418,467,258	$412,056,472	$713,052,723	$740,002,727	$955,101,329	$185,491,304	$207,690,123	$87,160,369	$189,859,173

Shares Outstanding	112,413,117	173,470,245	28,084,348	42,889,201	78,670,455	52,926,399	113,760,081	45,784,464	26,670,661	9,422,781	189,854,770

Net Asset Value	$12.39	$7.81	$14.90	$9.61	$9.06	$13.98	$8.40	$4.05	$7.79	$9.25	$1.00

*	Includes securities on loan for the following funds: Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments, and High Yield Investments with a market value of $131,370,869, $128,178,489, $121,432,531, $114,385,106, $24,752,338, $38,016,569, $307,176 and $7,362,479 respectively.
**	Value represents amortized cost.

See Notes to Financial Statements.

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Statements of Changes in Net Assets
For the Six Months Ended February 28, 2010 (unaudited) and the Year Ended August 31, 2009

	Large	Large	Small	Small		Emerging
	Capitalization	Capitalization	Capitalization	Capitalization	International	Markets	Core Fixed		International	Municipal	Money
	Growth	Value Equity	Growth	Value Equity	Equity	Equity	Income	High Yield	Fixed Income	Bond	Market
	Investments	Investments	Investments	Investments	Investments	Investments	Investments	Investments	Investments	Investments	Investments

INVESTMENT INCOME:
Dividends	$6,829,949	$22,026,200	$629,702	$3,932,252	$4,704,738	$5,923,261	$4,389	$109,916	$—	$—	$—
Interest	3,157	4,050	1,686	2,051	2,696	11,904	21,030,007	8,644,913	3,638,811	1,714,914	407,663
Income from securities lending	42,176	92,127	82,580	170,024	69,954	106,979	6,824	17,998	—	—	—
Miscellaneous income	—	—	—	—	—	4,064	—	—	—	—	—
Less: Foreign taxes withheld	(57,645)	(152,405)	(2,944)	(7,438)	(318,923)	(562,850)	—	—	—	—	—

Total Investment Income	6,817,637	21,969,972	711,024	4,096,889	4,458,465	5,483,358	21,041,220	8,772,827	3,638,811	1,714,914	407,663

EXPENSES:
Investment management fee (Note 2)	4,138,220	4,005,582	1,611,961	1,588,142	2,610,801	3,362,187	1,820,408	600,407	502,404	170,309	203,908
Transfer agent fees (Note 2)	218,803	235,060	199,260	178,582	207,481	164,710	145,229	55,294	120,718	5,199	133,505
Custody fees	281,195	223,701	66,349	69,778	307,080	375,217	305,541	84,466	105,159	21,491	58,089
Trustees’ fees	86,544	77,597	18,279	23,770	46,224	42,321	52,187	8,881	14,269	5,112	17,524
Shareholder reports	31,714	35,463	35,010	34,809	34,498	29,309	27,148	11,748	21,590	898	33,162
Insurance	37,071	32,283	7,460	7,204	19,905	12,852	20,148	3,029	5,578	1,945	4,465
Audit and tax	17,944	17,946	16,921	16,912	19,270	18,962	26,087	9,251	25,146	15,337	12,836
Legal fees	22,224	23,813	26,436	27,673	26,338	24,777	24,228	26,433	29,250	26,421	22,560
Registration fees	9,582	7,797	9,345	9,863	9,361	10,477	8,878	10,576	9,442	9,601	8,633
Miscellaneous expenses	42,453	39,203	8,197	8,413	24,940	14,089	24,045	3,848	7,877	4,017	6,703

Total Investment Expenses	4,885,750	4,698,445	1,999,218	1,965,146	3,305,898	4,054,901	2,453,899	813,933	841,433	260,330	501,385
Less: Fee waivers and/or expense reimbursement (Notes 2)	—	(8,606)	(23,135)	(24,023)	(63,848)	(525,227)	(24,072)	(134,875)	—	—	(118,435)

Net Expenses	4,885,750	4,689,839	1,976,083	1,941,123	3,242,050	3,529,674	2,429,827	679,058	841,433	260,330	382,950

Net Investment Income (Loss)	$1,931,887	$17,280,133	$(1,265,059)	$2,155,766	$1,216,415	$1,953,684	$18,611,393	$8,093,769	$2,797,378	$1,454,584	$24,713

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN, FORWARD SALE COMMITMENTS, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	$72,969,603	$47,151,253	$7,007,199	$946,753	$9,994,699	$28,956,619	$3,932,972	$2,848,970	$1,953,901	$17,629	$11,406
Futures contracts	—	—	—	—	—	388,719	2,446,633	—	1,171,793	—	—
Options written	—	—	—	—	—	—	430,273	—	323,498	—	—
Forward sale commitments	—	—	—	—	—	—	(1,365,859)	—	(154,336)	—	—
Swap contracts	—	—	—	—	—	—	552,541	—	694,628	—	—
Foreign currency transactions	—	—	—	—	(360,059)	(53,874)	42,031	—	233,756	—	—

Net Realized Gain (Loss)	72,969,603	47,151,253	7,007,199	946,753	9,634,640	29,291,464	6,038,591	2,848,970	4,223,240	17,629	11,406

Change in Net Unrealized Appreciation/Depreciation From:
Investments	75,405,270	54,868,031	48,626,817	40,948,259	15,957,600	38,054,312	24,229,757	10,079,792	1,179,014	1,467,750	—
Futures contracts	—	—	—	—	—	55,152	505,491	—	17,884	—	—
Options written	—	—	—	—	—	—	422,723	—	128,319	—	—
Forward sale commitments	—	—	—	—	—	—	271,487	—	72,284	—	—
Swap contracts	—	—	—	—	—	—	(854,664)	—	(513,845)	—	—
Foreign currencies	—	—	—	—	30,502	115,996	(27,996)	—	2,181,935	—	—

Change in Net Unrealized Appreciation/Depreciation	75,405,270	54,868,031	48,626,817	40,948,259	15,988,102	38,225,460	24,546,798	10,079,792	3,065,591	1,467,750	—

Net Gain (Loss) on Investments, Futures Contracts, Options Written, Forward Sale Commitments, Swap Contracts and Foreign Currency Transactions	148,374,873	102,019,284	55,634,016	41,895,012	25,622,742	67,516,924	30,585,389	12,928,762	7,288,831	1,485,379	11,406

Total Net Assets Increase (Decrease) in Net Assets From Operations	$150,306,760	$119,299,417	$54,368,957	$44,050,778	$26,839,157	$69,470,608	$49,196,782	$21,022,531	$10,086,209	$2,939,963	$36,119

See Notes to Financial Statements.

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Statements of Changes in Net Assets
For the Six Months Ended February 28, 2010 (unaudited) and the Year Ended August 31, 2009

	Large Capitalization		Large Capitalization		Small Capitalization		Small Capitalization		International Equity		Emerging Markets
	Growth Investments		Value Equity Investments		Growth Investments		Value Equity Investments		Investments		Equity Investments
	2010	2009	2010	2009	2010	2009	2010	2009	2010	2009	2010	2009

OPERATIONS:
Net investment income (loss)	$1,931,887	$6,275,697	$17,280,133	$42,597,475	$(1,265,059)	$(1,736,072)	$2,155,766	$4,183,443	$1,216,415	$15,169,600	$1,953,684	$9,265,601
Net realized gain (loss)	72,969,603	(471,376,254)	47,151,253	(700,632,114)	7,007,199	(66,146,891)	946,753	(77,652,796)	9,634,640	(441,880,954)	29,291,464	(203,129,061)
Change in net unrealized appreciation/depreciation	75,405,270	(78,813,906)	54,868,031	150,144,219	48,626,817	(61,167,217)	40,948,259	7,265,903	15,988,102	151,928,161	38,225,460	97,034,466

Increase (Decrease) in Net Assets From Operations	150,306,760	(543,914,463)	119,299,417	(507,890,420)	54,368,957	(129,050,180)	44,050,778	(66,203,450)	26,839,157	(274,783,193)	69,470,608	(96,828,994)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(6,276,001)	(4,377,108)	(38,084,538)	(43,375,754)	—	—	(3,465,653)	(2,581,324)	(19,201,507)	(31,256,469)	(7,613,890)	(3,916,782)
Net realized gains	—	(25,056,642)	—	—	—	—	—	(13,756,305)	—	(47,712,750)	—	(14,413,586)

Decrease in Net Assets From Distributions to Shareholders	(6,276,001)	(29,433,750)	(38,084,538)	(43,375,754)	—	—	(3,465,653)	(16,337,629)	(19,201,507)	(78,969,219)	(7,613,890)	(18,330,368)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	101,924,661	400,491,954	111,888,761	381,829,188	39,671,939	179,728,932	40,098,800	202,735,827	58,106,201	187,265,397	83,410,129	339,898,649
Reinvestment of distributions	6,128,319	28,971,181	37,269,208	42,579,605	—	—	3,400,935	16,095,851	18,761,314	77,728,755	7,514,362	18,154,243
Cost of shares repurchased	(169,074,606)	(760,478,579)	(149,433,234)	(571,963,461)	(46,289,882)	(138,363,761)	(45,702,884)	(141,801,878)	(95,974,277)	(593,991,027)	(84,197,397)	(205,879,965)

Increase (Decrease) in Net Assets From Fund Share Transactions	(61,021,626)	(331,015,444)	(275,265)	(147,554,668)	(6,617,943)	41,365,171	(2,203,149)	77,029,800	(19,106,762)	(328,996,875)	6,727,094	152,172,927

Increase (Decrease) in Net Assets	83,009,133	(904,363,657)	80,939,614	(698,820,842)	47,751,014	(87,685,009)	38,381,976	(5,511,279)	(11,469,112)	(682,749,287)	68,583,812	37,013,565
NET ASSETS:
Beginning of period	1,310,032,283	2,214,395,940	1,273,278,565	1,972,099,407	370,716,244	458,401,253	373,674,496	379,185,775	724,521,835	1,407,271,122	671,418,915	634,405,350

End of period*†	$1,393,041,416	$1,310,032,283	$1,354,218,179	$1,273,278,565	$418,467,258	$370,716,244	$412,056,472	$373,674,496	$713,052,723	$724,521,835	$740,002,727	$671,418,915

* Includes undistributed net investment income of:	$1,931,840	$6,275,954	$4,576,253	$25,380,658	—	—	$2,155,449	$3,465,336	$1,136,327	$19,121,419	$1,471,052	$7,131,258

† Includes accumulated net investment loss of:	$—	$—	$—	$—	$(1,265,059)	$—	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements.

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Statements of Changes in Net Assets
For the Six Months Ended February 28, 2010 (unaudited) and the Year Ended August 31, 2009

	Core Fixed Income		High Yield		International Fixed		Municipal Bond		Money Market
	Investments		Investments		Income Investments		Investments		Investments
	2010	2009	2010	2009	2010	2009	2010	2009	2010	2009

OPERATIONS:
Net investment income (loss)	$18,611,393	$40,716,372	$8,093,769	$12,134,236	$2,797,378	$9,588,713	$1,454,584	$3,190,733	$24,713	$766,053
Net realized gain (loss)	6,038,591	17,939,668	2,848,970	(16,501,109)	4,223,240	2,910,946	17,629	(1,362,332)	11,406	37,293
Change in net unrealized appreciation/depreciation	24,546,798	12,320,672	10,079,792	6,875,302	3,065,591	5,076,089	1,467,750	1,982,395	—	—

Increase (Decrease) in Net Assets From Operations	49,196,782	70,976,712	21,022,531	2,508,429	10,086,209	17,575,748	2,939,963	3,810,796	36,119	803,346

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(18,264,536)	(41,335,529)	(9,118,169)	(12,348,057)	(9,544,625)	(20,938,038)	(1,454,501)	(3,190,602)	(24,713)	(766,053)
Net realized gains	(15,709,138)	(15,023,168)	—	—	—	—	—	—	(27,584)	—

Decrease in Net Assets From Distributions to Shareholders	(33,973,674)	(56,358,697)	(9,118,169)	(12,348,057)	(9,544,625)	(20,938,038)	(1,454,501)	(3,190,602)	(52,297)	(766,053)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	138,792,594	387,772,957	31,117,508	76,111,800	30,072,598	95,433,344	12,461,317	42,895,443	33,339,927	349,247,639
Reinvestment of distributions	32,964,704	54,692,315	8,807,924	11,904,482	9,250,395	20,374,381	1,338,806	2,931,673	18,075	721,794
Cost of shares repurchased	(103,797,541)	(537,701,961)	(19,244,864)	(55,529,164)	(29,257,919)	(200,914,576)	(12,293,266)	(63,083,860)	(135,394,625)	(202,286,948)

Increase (Decrease) in Net Assets From Fund Share Transactions	67,959,757	(95,236,689)	20,680,568	32,487,118	10,065,074	(85,106,851)	1,506,857	(17,256,744)	(102,036,623)	147,682,485

Increase (Decrease) in Net Assets	83,182,865	(80,618,674)	32,584,930	22,647,490	10,606,658	(88,469,141)	2,992,319	(16,636,550)	(102,052,801)	147,719,778
NET ASSETS:
Beginning of period	871,918,464	952,537,138	152,906,374	130,258,884	197,083,465	285,552,606	84,168,050	100,804,600	291,911,974	144,192,196

End of period*†	$955,101,329	$871,918,464	$185,491,304	$152,906,374	$207,690,123	$197,083,465	$87,160,369	$84,168,050	$189,859,173	$291,911,974

* Includes undistributed net investment income of:	$7,122,499	$6,775,642	$494,875	$1,519,275	$584,242	$7,331,489	$143,832	$143,749	—	—

† Includes accumulated net investment loss of:	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements.

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Financial Highlights

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Large Capitalization Growth Investments

	2010(1)(2)		2009(2)	2008(2)	2007(2)	2006(2)	2005(2)

Net asset value, Beginning of Period	$11.15		$14.66	$15.45	$12.88	$12.73	$10.81

Income (Loss) from Operations:
Net investment income (loss)	0.02		0.04	0.03	0.03	(0.01)	(0.01)
Net realized and unrealized gain (loss)	1.28		(3.35)	(0.55)	2.54	0.16	1.93

Total Income (Loss) from Operations	1.30		(3.31)	(0.52)	2.57	0.15	1.92

Less Distributions From:
Net investment income	(0.06)		(0.03)	(0.03)	—	—	—
Net realized gain	—		(0.17)	(0.24)	—	—	—

Total Distributions	(0.06)		(0.20)	(0.27)	—	—	—

Net Asset Value, End of Period	$12.39		$11.15	$14.66	$15.45	$12.88	$12.73

Total Return(3)	11.62%		(22.25)%	(3.52)%	19.95%	1.18%	17.76%
Net Assets, End of Period (millions)	$1,393		$1,310	$2,214	$2,464	$1,807	$1,520
Ratio of Average to Net Assets:
Gross expenses	0.71	%(4)	0.71%	0.69%	0.70%	0.78%	0.90%
Net expenses	0.71	(4)(5)	0.71 (5)	0.69 (5)	0.70	0.77 (5)	0.88 (5)
Net investment income (loss)	0.28	(4)	0.44	0.18	0.18	(0.06)	(0.12)
Portfolio Turnover Rate	44%		113%	79%	112%	63%	77%

(1)	For the six months ended February 28, 2010 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assumes reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Large Capitalization Value Equity Investments

	2010(1)(2)		2009(2)	2008(2)	2007(2)	2006	2005

Net asset value, Beginning of Period	$7.34		$9.88	$12.87	$12.25	$11.50	$10.01

Income (Loss) from Operations:
Net investment income (loss)	0.10		0.22	0.23	0.21	0.21	0.16
Net realized and unrealized gain (loss)	0.59		(2.55)	(1.92)	1.43	1.21	1.45

Total Income (Loss) from Operations	0.69		(2.33)	(1.69)	1.64	1.42	1.61

Less Distributions From:
Net investment income	(0.22)		(0.21)	(0.23)	(0.19)	(0.19)	(0.12)
Net realized gain	—		—	(1.07)	(0.83)	(0.48)	—

Total Distributions	(0.22)		(0.21)	(1.30)	(1.02)	(0.67)	(0.12)

Net Asset Value, End of Period	$7.81		$7.34	$9.88	$12.87	$12.25	$11.50

Total Return(3)	9.45%		(23.14)%	(14.23)%	13.58%	12.82%	16.10	%(4)
Net Assets, End of Period (millions)	$1,354		$1,273	$1,972	$1,816	$1,546	$1,351
Ratios to Average Net Assets:
Gross expenses	0.70	%(5)	0.72%	0.69%	0.70%	0.77%	0.88%
Net expenses	0.70	(5)(6)	0.71 (6)	0.67 (6)	0.69 (6)	0.76 (6)	0.86	(6)
Net investment income	2.59	(5)	3.30	2.12	1.67	1.73	1.41
Portfolio Turnover Rate	27%		97%	55%	46%	58%	67%

(1)	For the six months ended February 28, 2010 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assumes reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	The Sub-adviser fully reimbursed the Fund for losses incurred resulting from an investment restriction violation. Without this reimbursement, the total return would not have changed.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Small Capitalization Growth Investments

	2010(1)(2)		2009(2)	2008(2)	2007(2)	2006(2)	2005(2)

Net asset value, Beginning of Period	$12.99		$17.32	$18.28	$15.83	$14.89	$11.97

Income (Loss) from Operations:
Net investment loss	(0.04)		(0.07)	(0.09)	(0.10)	(0.01)	(0.11)
Net realized and unrealized gain (loss)	1.95		(4.26)	(0.87)	2.55	0.95	3.03

Total Income (Loss) from Operations	1.91		(4.33)	(0.96)	2.45	0.94	2.92

Net Asset Value, End of Period	$14.90		$12.99	$17.32	$18.28	$15.83	$14.89

Total Return(3)	14.70%		(25.00)%	(5.25)%	15.48%	6.31%	24.39%
Net Assets, End of Period (millions)	$418		$371	$458	$402	$369	$417
Ratios to Average to Net Assets:
Gross expenses	0.99	%(4)	1.08%	1.00%	0.99%	1.12%	1.32%
Net expenses	0.98	(4)(5)	1.07 (5)	0.99 (5)	0.99 (5)	1.08 (5)	1.24 (5)
Net investment income (loss)	(0.63	)(4)	(0.59)	(0.51)	(0.58)	(0.08)	(0.84)
Portfolio Turnover Rate	35%		73%	66%	69%	59%	70%

(1)	For the six months ended February 28, 2010 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assumes reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Small Capitalization Value Equity Investments

	2010(1)(2)		2009(2)	2008(2)	2007(2)	2006	2005(2)

Net asset value, Beginning of Period	$8.67		$10.65	$13.51	$14.19	$16.95	$15.05

Income (Loss) from Operations:
Net investment income	0.05		0.11	0.12	0.15	0.09	0.10
Net realized and unrealized gain (loss)	0.97		(1.63)	(0.89)	1.46	1.52	3.50

Total Income (Loss) from Operations	1.02		(1.52)	(0.77)	1.61	1.61	3.60

Less Distributions From:
Net investment income	(0.08)		(0.07)	(0.10)	(0.11)	(0.09)	(0.13)
Net realized gains	—		(0.39)	(1.99)	(2.18)	(4.28)	(1.57)

Total Distributions	(0.08)		(0.46)	(2.09)	(2.29)	(4.37)	(1.70)

Net Asset Value, End of Period	$9.61		$8.67	$10.65	$13.51	$14.19	$16.95

Total Return(3)	11.81%		(12.73)%	(5.36)%	11.94%	11.73%	24.89%
Net Assets, End of Period (millions)	$412		$374	$379	$352	$344	$385
Ratios to Average Net Assets:
Gross expenses	0.99	%(4)	1.09%	1.01%	1.01%	1.12%	1.24%
Net expenses	0.98	(4)(5)	1.08 (5)	0.99 (5)	1.01	1.09 (5)	1.17 (5)
Net investment income	1.09	(4)	1.54	1.07	1.06	0.64	0.64
Portfolio Turnover Rate	11%		53%	39%	40%	31%	64%

(1)	For the six months ended February 28, 2010 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assumes reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Equity Investments

	2010(1)(2)		2009(2)	2008(2)	2007(2)	2006(2)	2005(2)

Net asset value, Beginning of Period	$8.97		$11.90	$15.57	$13.55	$11.12	$9.01

Income (Loss) from Operations:
Net investment income	0.02		0.15	0.30	0.23	0.22	0.15
Net realized and unrealized gain (loss)	0.31		(2.32)	(2.61)	2.08	2.38	2.06

Total Income (Loss) from Operations	0.33		(2.17)	(2.31)	2.31	2.60	2.21

Less Distributions From:
Net investment income	(0.24)		(0.30)	(0.21)	(0.29)	(0.17)	(0.10)
Net realized gain	—		(0.46)	(1.15)	—	—	—

Total Distributions	(0.24)		(0.76)	(1.36)	(0.29)	(0.17)	(0.10)

Net Asset Value, End of Period	$9.06		$8.97	$11.90	$15.57	$13.55	$11.12

Total Return(3)	3.57%		(15.48)%	(16.23)%	17.21%	23.55%	24.65%
Net Assets, End of Period (millions)	$713		$725	$1,407	$1,655	$1,309	$910
Ratios to Average Net Assets:
Gross expenses	0.89	%(4)	0.91%	0.83%	0.82%	0.84%	1.02%
Net expenses	0.87	(4)(5)	0.90 (5)	0.77 (5)	0.75 (5)	0.83 (5)	0.99 (5)
Net investment income	0.33	(4)	1.98	2.16	1.57	1.76	1.49
Portfolio Turnover Rate	30%		72%	124%	44%	50%	57%

(1)	For the six months ended February 28, 2010 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assumes reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Emerging Markets Equity Investments

	2010(1)(2)		2009(2)	2008(2)	2007(2)	2006(2)	2005(2)

Net asset value, Beginning of Period	$12.80		$15.36	$19.19	$13.59	$10.55	$7.60

Income (Loss) from Operations:
Net investment income	0.04		0.19	0.23	0.21	0.15	0.12
Net realized and unrealized gain (loss)	1.28		(2.39)	(2.24)	5.52	3.01	2.93

Total Income (Loss) from Operations	1.32		(2.20)	(2.01)	5.73	3.16	3.05

Less Distributions From:
Net investment income	(0.14)		(0.08)	(0.35)	(0.13)	(0.12)	(0.10)
Net realized gain	—		(0.28)	(1.47)	—	—	—

Total Distributions	(0.14)		(0.36)	(1.82)	(0.13)	(0.12)	(0.10)

Net Asset Value, End of Period	$13.98		$12.80	$15.36	$19.19	$13.59	$10.55

Total Return(3)	10.30%		(12.86)%	(12.37)%	42.41%	30.10%	40.31	%(4)
Net Assets, End of Period (millions)	$740		$671	$634	$530	$287	$248
Ratio of Average to Net Assets:
Gross expenses	1.09	%(5)	1.12%	1.08%	1.15%	1.32%	1.52%
Net expenses	0.94	(5)(6)	0.98 (6)	0.93 (6)	1.04 (6)	1.28 (6)	1.44	(6)
Net investment income	0.52	(5)	1.87	1.24	1.31	1.15	1.27
Portfolio Turnover Rate	22%		133%	74%	66%	70%	70%

(1)	For the six months ended February 28, 2010 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assumes reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	The Sub-adviser fully reimbursed the Fund for losses incurred resulting from a trading error. Without this reimbursement, the total return would not have changed.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Core Fixed Income Investments

	2010(1)(2)		2009(2)		2008(2)		2007(2)		2006		2005

Net asset value, Beginning of Period	$8.25		$8.05		$8.07		$8.09		$8.35		$8.32

Income (Loss) from Operations:
Net investment income	0.17		0.39		0.38		0.38		0.37		0.30
Net realized and unrealized gain (loss)	0.29		0.36		0.01		—		(0.25)		0.05

Total Income from Operations	0.46		0.75		0.39		0.38		0.12		0.35

Less Distributions From:
Net investment income	(0.17)		(0.40)		(0.41)		(0.40)		(0.38)		(0.32)
Net realized gain	(0.14)		(0.15)		—		—		—		—

Total Distributions	(0.31)		(0.55)		(0.41)		(0.40)		(0.38)		(0.32)

Net Asset Value, End of Period	$8.40		$8.25		$8.05		$8.07		$8.09		$8.35

Total Return(3)	5.65%		9.96%		4.78%		4.82%		1.51%		4.30%
Net Assets, End of Period (millions)	$955		$872		$953		$861		$760		$534
Ratios to Average Net Assets:
Gross expenses	0.54	%(4)	0.54	%(5)	0.52	%(5)	0.54	%(5)	0.63%		0.75%
Net expenses	0.53	(4)(6)	0.53	(5)(6)	0.52	(5)(6)	0.54	(5)(6)	0.61	(6)	0.71	(6)
Net investment income	4.09	(4)	4.98		4.56		4.68		4.50		3.65
Portfolio Turnover Rate	124%		374%		346	%(7)	400	%(7)	443	%(7)	418	%(7)

(1)	For the six months ended February 28, 2010 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assumes reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Ratio includes interest expense on forward sale commitments which represents 0.01%, 0.01% and 0.01%, respectively.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	Amount has been increased from prior years’ presentation to reflect all mortgage dollar roll activity without which the turnover would be lower.

See Notes to Financial Statements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

High Yield Investments

	2010(1)(2)		2009(2)	2008(2)	2007(2)	2006	2005(2)

Net asset value, Beginning of Period	$3.77		$4.13	$4.58	$4.62	$4.78	$4.81

Income (Loss) from Operations:
Net investment income	0.19		0.37	0.39	0.38	0.39	0.31
Net realized and unrealized gain (loss)	0.30		(0.35)	(0.46)	(0.03)	(0.22)	0.03

Total Income (Loss) from Operations	0.49		0.02	(0.07)	0.35	0.17	0.34

Less Distributions From:
Net investment income	(0.21)		(0.38)	(0.38)	(0.39)	(0.33)	(0.37)

Total Distributions	(0.21)		(0.38)	(0.38)	(0.39)	(0.33)	(0.37)

Net Asset Value, End of Period	$4.05		$3.77	$4.13	$4.58	$4.62	$4.78

Total Return(3)	13.18%		2.48%	(1.69)%	7.56%	3.80%	7.16%
Net Assets, End of Period (millions)	$185		$153	$130	$86	$110	$262
Ratios to Average Net Assets:
Gross expenses	0.95	%(4)	0.97%	0.90%	1.00%	0.90%	1.04%
Net expenses	0.79	(4)(5)	0.81 (5)	0.74 (5)	0.85 (5)	0.86 (5)	0.99 (5)
Net investment income (loss)	9.44	(4)	11.24	8.78	7.92	6.78	6.49
Portfolio Turnover Rate	37%		68%	73%	119%	108%	106%

(1)	For the six months ended February 28, 2010 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assumes reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Inernational Fixed Income Investments

	2010(1)(2)		2009(2)		2008(2)		2007(2)		2006(2)	2005(2)

Net asset value, Beginning of Period	$7.77		$7.86		$7.67		$7.78		$8.23	$8.16

Income (Loss) from Operations:
Net investment income	0.11		0.30		0.32		0.23		0.25	0.20
Net realized and unrealized gain (loss)	0.29		0.31		0.05		(0.05)		(0.39)	0.37

Total Income from Operations	0.40		0.61		0.37		0.18		(0.14)	0.57

Less Distributions From:
Net investment income	(0.38)		(0.70)		(0.18)		(0.29)		(0.09)	(0.50)
Net realized gain	—		—		—		—		(0.06)	—
Return of capital	—		—		—		—		(0.16)	—

Total Distributions	(0.38)		(0.70)		(0.18)		(0.29)		(0.31)	(0.50)

Net Asset Value, End of Period	$7.79		$7.77		$7.86		$7.67		$7.78	$8.23

Total Return(3)	5.18%		8.54%		4.90%		2.33%		(1.70)%	6.86%
Net Assets, End of Period (millions)	$208		$197		$286		$189		$195	$154
Ratios to Average Net Assets:
Gross expenses	0.84	%(4)	0.79	%(5)	0.70	%(5)	0.78	%(5)	0.84%	1.01%
Net expenses	0.84	(4)	0.79	(5)	0.70	(5)	0.78	(5)(6)	0.82 (6)	0.95 (6)
Net investment income (loss)	2.78	(4)	4.00		4.12		3.00		3.25	2.38
Portfolio Turnover Rate	27%		263%		263%		433%		416%	346%

(1)	For the six months ended February 28, 2010 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assumes reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Ratio includes interest expense on forward sale commitments which represents 0.004%, 0.01% and 0.01%, respectively.
(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Municipal Bond Investments

	2010(1)(2)		2009(2)	2008(2)	2007(2)	2006	2005

Net asset value, Beginning of Period	$9.09		$8.92	$8.94	$9.13	$9.26	$9.23

Income (Loss) from Operations:
Net investment income	0.16		0.34	0.33	0.35	0.32	0.32
Net realized and unrealized gain (loss)	0.16		0.17	(0.02)	(0.19)	(0.12)	0.06

Total Income (Loss) from Operations	0.32		0.51	0.31	0.16	0.20	0.38

Less Distributions From:
Net investment income	(0.16)		(0.34)	(0.33)	(0.35)	(0.33)	(0.35)

Total Distributions	(0.16)		(0.34)	(0.33)	(0.35)	(0.33)	(0.35)

Net Asset Value, End of Period	$9.25		$9.09	$8.92	$8.94	$9.13	$9.26

Total Return(3)	3.50%		5.98%	3.48%	1.77%	2.26%	4.17%
Net Assets, End of Period (millions)	$87		$84	$101	$70	$66	$40
Ratios to Average Net Assets:
Gross expenses	0.61	%(4)	0.56%	0.56%	0.59%	0.73%	0.90%
Net expenses	0.61	(4)	0.56	0.56	0.59 (5)	0.72 (5)	0.88 (5)
Net investment income (loss)	3.42	(4)	3.86	3.66	3.84	3.70	3.58
Portfolio Turnover Rate	1%		25%	26%	14%	26%	7%

(1)	For the six months ended February 28, 2010 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assumes reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Money Market Investments

	2010(1)(2)		2009(2)		2008(2)	2007(2)	2006(2)	2005

Net asset value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Income (Loss) from Operations:
Net investment income	0.00	(3)	0.00	(3)	0.03	0.05	0.04	0.02

Total Income from Operations	0.00		0.00		0.03	0.05	0.04	0.02

Less Distributions From:
Net investment income	0.00	(3)	0.00	(3)	(0.03)	(0.05)	(0.04)	(0.02)
Net realized gains	0.00	(3)	—		—	—	—	—

Total Distributions	0.00		0.00		(0.03)	(0.05)	(0.04)	(0.02)

Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total Return(4)	0.02%		0.49%		3.10%	4.86%	4.03%	2.17%
Net Assets, End of Period (millions)	$190		$292		$144	$118	$129	$96
Ratios to Average Net Assets:
Gross expenses	0.35	%(5)	0.51%		0.44%	0.48%	0.72%	1.14%
Net expenses(6)(7)	0.28	(5)	0.47		0.42	0.47	0.47	0.34
Net investment income	0.02	(5)	0.46		3.11	4.75	4.01	2.16

(1)	For the six months ended February 28, 2010 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Amounts represent less than $0.01 per share.
(4)	Performance figures may reflect fee waivers and/or expense reimbursements and assumes reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	As a result of an expense limitation, the ratio of expenses to average net assets of the Fund did not exceed 0.60%.

See Notes to Financial Statements.

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments, High Yield Investments, International Fixed Income Investments, Municipal Bond Investments and Money Market Investments, (individually, a “Fund” and collectively, the “Funds”) are separate diversified investment funds of the Consulting Group Capital Markets Funds (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Each Fund calculates its net asset value (“NAV”) once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally at 4:00 PM Eastern time) on each day the NYSE is open. Equity securities for which market quotations are readily available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Debt securities that will mature in more than 60 days are valued using prices provided by approved independent pricing services, which are determined by such services’ analyses of a variety of factors, including, transactions in debt securities, quotations from bond dealers, market transactions in comparable securities and relationships between securities.

Debt securities that will mature in 60 days or less and securities held by Money Market Investments are valued at amortized cost, which approximates current market value. This method involves valuing portfolio securities at cost and thereafter assuming a constant amortization of any premium and accretion of any discount to maturity. Money Market Investments’ use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

An option written by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option purchased by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. The value of a futures contract is equal to the unrealized gain or loss on the contract determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract. A settlement price may not be used if the market makes a limit move with respect to a particular futures contract or if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined in good faith pursuant to procedures adopted by the Trustees. Swaptions are marked-to-market daily based upon quotations from market makers.

Other securities, options and other assets (including swaps and structured notes agreements) for which market quotations are not readily available or are determined to be unreliable by the Trust’s Valuation Committee are valued at fair value as determined pursuant to procedures adopted by the Trustees. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its net asset NAV. The Board of Trustees has authorized the use of an independent pricing service to fair value foreign securities in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Trust’s Valuation Committee.

The Funds adopted FASB Accounting Standards Codification 820 — Fair Value Measurement and Disclosures (“ASC 820”), effective September 1, 2008. ASC 820-10 defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurement. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the funds

Notes to Financial Statements
(continued)

(observable inputs) and (2) the funds’ own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The three levels defined by the ASC 820 hierarchy are as follows:

Level 1 — unadjusted quoted prices in active markets for identical securities.

Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments.)

In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s securities using the fair value hierarchy:

		Unadjusted Quoted Prices in
		Active Markets for	Significant	Significant
	Total Fair Value at	Identical Investments	Observable	Unobservable
	February 28, 2010	(Level 1)	Inputs (Level 2)	Inputs (Level 3)

Large Capitalization Growth Investments
Investments, at value
Common Stocks	$1,375,620,087	$1,375,620,087	$—	$—
Short-term	162,383,289	134,188,204	28,195,085	—

Total - Investments, at value	$1,538,003,376	$1,509,808,291	$28,195,085	$—

Large Capitalization Value Equity Investments
Investments, at value
Common Stocks	$1,317,114,183	$1,317,114,183	$—	$—
Short-term	162,610,166	130,973,208	31,636,958	—

Total - Investments, at value	$1,479,724,349	$1,448,087,391	$31,636,958	$—

Small Capitalization Growth Investments
Investments, at value
Common Stocks	$405,142,858	$405,142,858	$—	$—
Short-term	132,203,947	124,357,943	7,846,004	—

Total - Investments, at value	$537,346,805	$529,500,801	$7,846,004	$—

Small Capitalization Value Equity Investments
Investments, at value
Common Stocks	$397,494,872	$396,844,880	$649,992	$—
Convertible Preferred Stocks	1,242,292	—	1,242,292	—
Short-term	130,770,826	116,921,637	13,849,189	—

Total - Investments, at value	$529,507,990	$513,766,517	$15,741,473	$—

Notes to Financial Statements
(continued)

		Unadjusted Quoted Prices in
		Active Markets for	Significant	Significant
	Total Fair Value at	Identical Investments	Observable	Unobservable
	February 28, 2010	(Level 1)	Inputs (Level 2)	Inputs (Level 3)

International Equity Investments
Investments, at value
Common Stocks:
United Kingdom	$126,496,556	$126,496,471	$—	$85
Japan	93,553,448	93,553,448	—	—
Switzerland	73,121,594	73,121,594	—	—
France	62,679,655	62,679,655	—	—
Germany	56,136,484	56,136,484	—	—
Brazil	36,147,425	36,147,425	—	—
Hong Kong	27,847,712	27,847,712	—	—
China	26,294,769	26,294,769	—	—
Netherlands	25,281,718	25,281,718	—	—
Other Countries	158,999,217	158,970,581	28,636	—
Warrants:
Luxembourg	2,577,651	—	2,577,651	—
Units:
Brazil	1,263,760	1,263,760	—	—
Short-term	40,243,464	25,688,629	14,554,835	—

Total - Investments, at value	$730,643,453	$713,482,246	$17,161,122	$85
Other Financial Instruments
Forward Currency Contracts	74,396	—	74,396	—

Total - Other Financial Instruments	$74,396	$—	$74,396	$—

Notes to Financial Statements
(continued)

		Unadjusted Quoted Prices in
		Active Markets for	Significant	Significant
	Total Fair Value at	Identical Investments	Observable	Unobservable
	February 28, 2010	(Level 1)	Inputs (Level 2)	Inputs (Level 3)

Emerging Markets Equity Investments
Investments, at value
Common Stocks:
Brazil	$112,960,329	$112,960,329	$—	$—
South Korea	80,973,910	80,973,910	—	—
China	67,990,346	67,611,817	378,529	—
South Africa	63,510,419	63,510,419	—	—
Russia	57,262,029	54,246,964	3,015,065	—
Taiwan	53,182,297	53,182,122	175	—
Mexico	35,592,543	35,592,543	—	—
Hong Kong	33,184,453	33,184,453	—	—
Turkey	30,776,574	30,776,574	—	—
Other Countries	128,532,396	126,719,629	1,812,767	—
Preferred Stocks:
Brazil	12,218,351	12,218,351	—	—
Russia	1,075,057	1,075,057	—	—
South Korea	506,111	506,111	—	—
Exchange-Traded Funds (ETFs):
United States	3,659,463	3,659,463	—	—
Warrants:
Malaysia	2,377	2,377	—	—
Short-term	86,399,225	39,154,169	47,245,056	—

Total - Investments, at value	$767,825,880	$715,374,288	$52,451,592	$—
Other Financial Instruments
Forward Currency Contracts	93,324	—	93,324	—
Futures Contracts	(52,385)	(52,385)	—	—

Total - Other Financial Instruments	$40,939	$(52,385)	$93,324	$—

Notes to Financial Statements
(continued)

		Unadjusted Quoted Prices in
		Active Markets for	Significant	Significant
	Total Fair Value at	Identical Investments	Observable	Unobservable
	February 28, 2010	(Level 1)	Inputs (Level 2)	Inputs (Level 3)

Core Fixed Income Investments
Investments, at value
Mortgage-Backed Securities	$273,219,806	$—	$273,219,806	$—
Asset-Backed Securities	14,476,722	—	14,476,722	—
Collateralized Mortgage Obligations	140,049,992	—	140,049,992	—
Corporate Bonds & Notes	252,020,438	—	252,020,438	—
Municipal Bonds	17,355,020	—	17,355,020	—
Sovereign Bonds	8,880,653	—	8,880,653	—
U.S. Government & Agency Obligations	148,739,509	—	148,739,509	—
Common Stocks	3,906	—	3,906	—
Preferred Stocks	94,549	—	84,941	9,608
Convertible Preferred Stocks	155,227	—	155,227	—
Warrants	796	—	796	—
Short-term	134,753,978	314,584	134,439,394	—

Total - Investments, at value	$989,750,596	$314,584	$989,426,404	$9,608
Other Financial Instruments
Credit Default Swaps	(2,185,176)	—	(2,185,176)	—
Forward Currency Contracts	54,145	—	54,145	—
Forward Sale Commitments	(35,821,098)	—	(35,821,098)	—
Futures Contracts	1,821,679	1,821,679	—	—
Interest Rate Swaps	57,011	—	57,011	—
Written Options	(314,984)	(78,819)	(236,165)	—

Total - Other Financial Instruments	$(36,388,423)	$1,742,860	$(38,131,283)	$—

High Yield Investments
Investments, at value
Corporate Bonds & Notes	$164,454,279	$—	$164,454,265	$14
Collateralized Mortgage Obligations	41,088	—	41,088	—
Common Stocks	903,229	524,066	379,163	—
Preferred Stocks	438,080	5,170	432,910	—
Convertible Preferred Stocks	4,203,967	2,403,132	1,800,835	—
Warrants	20,813	—	20,812	1
Short-term	18,684,699	7,519,702	11,164,997	—

Total - Investments, at value	$188,746,155	$10,452,070	$178,294,070	$15

Notes to Financial Statements
(continued)

		Unadjusted Quoted Prices in
		Active Markets for	Significant	Significant
	Total Fair Value at	Identical Investments	Observable	Unobservable
	February 28, 2010	(Level 1)	Inputs (Level 2)	Inputs (Level 3)

International Fixed Income Investments
Investments, at value
Sovereign Bonds:
Germany	$19,209,590	$—	$19,209,590	$—
Japan	12,541,096	—	12,541,096	—
France	10,599,551	—	10,599,551	—
Netherlands	3,772,771	—	3,772,771	—
Qatar	2,136,000	—	2,136,000	—
United Kingdom	1,090,160	—	1,090,160	—
South Africa	996,750	—	996,750	—
Brazil	853,050	—	853,050	—
Mexico	809,000	—	809,000	—
Other Countries	1,119,725	—	1,119,725	—
Asset-Backed Securities	3,247,634	—	3,247,634	—
Collateralized Mortgage Obligations	17,869,849	—	17,869,849	—
Corporate Bonds & Notes:
United States	28,232,047	—	28,232,047	—
France	10,961,273	—	10,961,273	—
United Kingdom	7,590,695	—	7,590,695	—
Australia	5,949,311	—	5,949,311	—
Netherlands	3,881,186	—	3,881,186	—
Canada	3,059,338	—	3,059,338	—
Ireland	2,163,551	—	2,163,551	—
Cayman Islands	1,775,150	—	1,775,150	—
Norway	1,730,041	—	1,730,041	—
Other Countries	5,849,791	—	5,849,791	—
Mortgage-Backed Securities	5,070,525	—	5,070,525	—
Municipal Bonds	1,787,618	—	1,787,618	—
U.S. Government & Agency Obligations	6,269,187	—	6,269,187	—
Certificate of Deposit	2,098,925	—	2,098,925	—
Short-term	46,465,183	—	46,465,183	—

Total - Investments, at value	$207,128,997	$—	$207,128,997	$—
Other Financial Instruments
Credit Default Swaps	340,879	—	340,879	—
Forward Currency Contracts	1,847,216	—	1,847,216	—
Forward Sale Commitments	(2,123,750)	—	(2,123,750)	—
Futures Contracts	638,387	638,387	—	—
Interest Rate Swaps	859,660	—	859,660	—
Written Options	(61,122)	—	(61,122)	—

Total - Other Financial Instruments	$1,501,270	$638,387	$862,883	$—

Notes to Financial Statements
(continued)

		Unadjusted Quoted Prices in
		Active Markets for	Significant	Significant
	Total Fair Value at	Identical Investments	Observable	Unobservable
	February 28, 2010	(Level 1)	Inputs (Level 2)	Inputs (Level 3)

Municipal Bond Investments
Investments, at value
Municipal Bonds	$81,679,850	$—	$81,679,850	$—
Short-term	4,281,444	—	4,281,444	—

Total - Investments, at value	$85,961,294	$—	$85,961,294	$—

Money Market Investments
Investments, at value
Short-term	$189,659,963	$—	$189,659,963	$—

Total - Investments, at value	$189,659,963	$—	$189,659,963	$—

For further information regarding security characteristics, see the Schedule of Investments.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2009, through February 28, 2010:

			Corporate
		Common	Bonds &		Preferred
	Total	Stocks	Notes	Warrants	Stocks

International Equity Investments
Balance as of August 31, 2009	$51,238	$51,238	$—	$—	$—
Total realized gain (loss)	—	—	—	—	—
Accrued discounts/premiums	68	68	—	—	—
Change in unrealized appreciation (depreciation)	(63,094)	(63,094)	—	—	—
Net purchases (sales)	11,873	11,873	—	—	—
Transfers in and/or out of Level 3	—	—	—	—	—

Balance as of February 28, 2010	$85	$85	$—	$—	$—

Core Fixed Income Investments
Balance as of August 31, 2009	$9,602	$—	$—	$—	$9,602
Total realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)	6	—	—	—	6
Net purchases (sales)	—	—	—	—	—
Transfers in and/or out of Level 3	—	—	—	—	—

Balance as of February 28, 2010	$9,608	$—	$—	$—	$9,608

High Yield Investments
Balance as of August 31, 2009	$26,325	$—	$26,325	$—	$—
Total realized gain (loss)	—	—	—	—	—
Accrued discounts/premiums	—	—	—	—	—
Change in unrealized appreciation (depreciation)	15	—	14	1	—
Net purchases (sales)	—	—	—	—	—
Transfers in and/or out of Level 3	(26,325)	—	(26,325)	—	—

Balance as of February 28, 2010	$15	$—	$14	$1	$—

(b) Accounting for Derivative Instruments. The Funds adopted the Financial Accounting Standards Board (“FASB”) ASC 815-10-15-2 and ASC 815-10-65-1, Disclosure about Derivative Instruments and Hedging Activities, an amendment of FASB ASC 815 (“ASC 815-10-15-2 and ASC 815-10-65-1”). ASC 815-10-15-2 and ASC 815-10-65-1 establishes disclosure requirements for derivative instruments and hedging activities. ASC 815-10-15-2 and ASC 815-10-65-1 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Notes to Financial Statements
(continued)

In September 2008, FASB Staff Position ASC 815-10, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB ASC 815 and FASB ASC 460-10; and Clarification of the Effective Date of FASB ASC 815-10-15-2 and ASC 815-10-65-1” (“Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings, including credit default swaps, credit spread options, and hybrid financial instruments containing embedded credit derivatives.

All open derivative positions at period-end for each Fund are disclosed in Note 3 to these Financial Statements.

Following is a description of the derivative instruments utilized by the Funds during the reporting period, including the primary underlying risk exposures related to each instrument type:

(i) Financial Futures Contracts. Certain Funds may enter into financial futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a financial futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(ii) Written Options. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize either no gain or a loss on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of

Notes to Financial Statements
(continued)

protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

(iv) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(v) Swaptions. Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Assets and Liabilities and Statements of Operations. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties whose creditworthiness has been evaluated by the Investment Manager. A Fund bears the market risk arising from any change in index values or interest rates.

(vi) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap agreement.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

Notes to Financial Statements
(continued)

(vii) Credit Default Swaps. Certain Funds enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gain.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized loss.

An upfront payment received by the Fund, as the protector, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund, as the protection buyer, is recorded as an asset on the Fund’s books.

Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Funds’ Statements of Operations. For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

(viii) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage.

Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the Fund.

Notes to Financial Statements
(continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

International Equity Investments

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of February 28, 2010:

	Derivatives not accounted for as hedging instruments under Statement 133

		Foreign
	Interest rate	exchange	Credit	Equity	Other
Location	contracts	contracts	contracts	contracts	contracts	Total

Asset derivatives
Unrealized appreciation on foreign currency contracts (c)	$—	$184,565	$—	$—	$—	$184,565

	$—	$184,565	$—	$—	$—	$184,565

Liability derivatives
Unrealized depreciation on foreign currency contracts (a)	$—	$110,169	$—	$—	$—	$110,169

	$—	$110,169	$—	$—	$—	$110,169

Effect of Derivative Instruments on the Statement of Operations for the six months Ended February 28, 2010:

	Derivatives not accounted for as hedging instruments under Statement 133

		Foreign
	Interest rate	exchange	Credit	Equity	Other
Location	contracts	contracts	contracts	contracts	contracts	Total

Realized gain/(loss) on derivatives recognized in income (d)
Net realized gain (loss) on foreign currency contracts	$—	$(227,649)	$—	$—	$—	$(227,649)

	$—	$(227,649)	$—	$—	$—	$(227,649)

Change in unrealized appreciation/(depreciation) on derivatives recognized in income (e)
Net change in unrealized appreciation (depreciation) on foreign currency contracts	$—	$77,031	$—	$—	$—	$77,031

	$—	$77,031	$—	$—	$—	$77,031

Emerging Markets Equity Investments

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of February 28, 2010:

	Derivatives not accounted for as hedging instruments under Statement 133

		Foreign
	Interest rate	exchange	Credit	Equity	Other
Location	contracts	contracts	contracts	contracts	contracts	Total

Asset derivatives
Unrealized appreciation on futures contracts (b)	$—	$—	$—	$3,916	$—	$3,916
Unrealized appreciation on foreign currency contracts (c)	—	93,324	—	—	—	93,324

	$—	$93,324	$—	$3,916	$—	$97,240

Liability derivatives
Unrealized depreciation on futures contracts (b)	$—	$—	$—	$56,301	$—	56,301

	$—	$—	$—	$56,301	$—	$56,301

Notes to Financial Statements
(continued)

Effect of Derivative Instruments on the Statement of Operations for the six months Ended February 28, 2010:

	Derivatives not accounted for as hedging instruments under Statement 133

		Foreign
	Interest rate	exchange	Credit	Equity	Other
Location	contracts	contracts	contracts	contracts	contracts	Total

Realized gain/(loss) on derivatives recognized in income (d)
Net realized gain (loss) on futures contracts	$—	$—	$—	$388,719	$—	388,719
Net realized gain (loss) on foreign currency contracts	—	(14,348)	—	—	—	(14,348)

	$—	$(14,348)	$—	$388,719	$—	$374,371

Change in unrealized appreciation/(depreciation) on derivatives recognized in income (e)
Net change in unrealized appreciation (depreciation) on futures contracts	$—	$—	$—	$55,152	$—	55,152
Net change in unrealized appreciation (depreciation) on foreign currency contracts	—	93,324	—	—	—	93,324

	$—	$93,324	$—	$55,152	$—	$148,476

Core Fixed Income Investments

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of February 28, 2010:

	Derivatives not accounted for as hedging instruments under Statement 133

		Foreign
	Interest rate	exchange	Credit	Equity	Other
Location	contracts	contracts	contracts	contracts	contracts	Total

Asset derivatives
Unrealized appreciation on futures contracts (b)	$1,847,554	$—	$—	$—	$—	$1,847,554
Unrealized appreciation on foreign currency contracts (c)	—	346,851	—	—	—	346,851
Unrealized appreciation on swap contracts (c)	94,166	—	1,781,094	—	—	1,875,260

	$1,941,720	$346,851	$1,781,094	$—	$—	$4,069,665

Liability derivatives
Written options outstanding (a)	$314,984	$—	$—	$—	$—	$314,984
Unrealized appreciation on futures contracts (b)	25,875	—	—	—	—	25,875
Unrealized depreciation on foreign currency contracts (a)	—	292,706	—	—	—	292,706
Unrealized depreciation on swap contracts (a)	37,155	—	3,966,270	—	—	4,003,425

	$378,014	$292,706	$3,966,270	$—	$—	$4,636,990

Notes to Financial Statements
(continued)

Effect of Derivative Instruments on the Statement of Operations for the six months Ended February 28, 2010:

	Derivatives not accounted for as hedging instruments under Statement 133

		Foreign
	Interest rate	exchange	Credit	Equity	Other
Location	contracts	contracts	contracts	contracts	contracts	Total

Realized gain/(loss) on derivatives recognized in income (d)
Net realized gain (loss) on purchased options	$(33,531)	$—	$—	$—	$—	$(33,531)
Net realized gain (loss) on futures contracts	2,446,633	—	—	—	—	2,446,633
Net realized gain (loss) on options written	430,273	—	—	—	—	430,273
Net realized gain (loss) on swaps contracts	741,528	—	(188,987)	—	—	552,541
Net realized gain (loss) on foreign currency contracts	—	151,290	—	—	—	151,290

	$3,584,903	$151,290	$(188,987)	$—	$—	$3,547,206

Change in unrealized appreciation/(depreciation) on derivatives recognized in income (e)
Net change in unrealized appreciation (depreciation) on futures contracts	$505,491	$—	$—	$—	$—	$505,491
Net change in unrealized appreciation (depreciation) on options written	422,723	—	—	—	—	422,723
Net change in unrealized appreciation (depreciation) on swaps contracts	(586,509)	—	(268,155)	—	—	(854,664)
Net change in unrealized appreciation (depreciation) on foreign currency contracts	—	(20,299)	—	—	—	(20,299)

	$341,705	$(20,299)	$(268,155)	$—	$—	$53,251

International Fixed Income Investments

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of February 28, 2010:

	Derivatives not accounted for as hedging instruments under Statement 133

		Foreign
	Interest rate	exchange	Credit	Equity	Other
Location	contracts	contracts	contracts	contracts	contracts	Total

Asset derivatives
Unrealized appreciation on futures contracts (b)	$638,592	$—	$—	$—	$—	$638,592
Unrealized appreciation on foreign currency contracts (c)	—	2,767,363	—	—	—	2,767,363
Unrealized appreciation on swap contracts (c)	876,227	—	1,180,926	—	—	2,057,153

	$1,514,819	$2,767,363	$1,180,926	$—	$—	$5,463,108

Liability derivatives
Written options outstanding (a)	$61,122	$—	$—	$—	$—	$61,122
Unrealized depreciation on futures contracts (b)	205	—	—	—	—	205
Unrealized depreciation on foreign currency contracts (a)	—	920,147	—	—	—	920,147
Unrealized depreciation on swap contracts (a)	16,567	—	840,047	—	—	856,614

	$77,894	$920,147	$840,047	$—	$—	$1,838,088

Notes to Financial Statements
(continued)

Effect of Derivative Instruments on the Statement of Operations for the six months Ended February 28, 2010:

	Derivatives not accounted for as hedging instruments under Statement 133

		Foreign
	Interest rate	exchange	Credit	Equity	Other
Location	contracts	contracts	contracts	contracts	contracts	Total

Realized gain/(loss) on derivatives recognized in income (d)
Net realized gain (loss) on futures contracts	$1,171,793	$—	$—	$—	$—	$1,171,793
Net realized gain (loss) on options written	323,498	—	—	—	—	323,498
Net realized gain (loss) on swaps contracts	799,450	—	(104,822)	—	—	694,628
Net realized gain (loss) on foreign currency contracts	—	400,158	—	—	—	400,158

	$2,294,741	$400,158	$(104,822)	$—	$—	$2,590,077

Change in unrealized appreciation/(depreciation) on derivatives recognized in income (e)
Net change in unrealized appreciation (depreciation) on futures contracts	17,884	—	—	—	—	17,884
Net change in unrealized appreciation (depreciation) on options written	128,319	—	—	—	—	128,319
Net change in unrealized appreciation (depreciation) on swaps contracts	100,332	—	(614,177)	—	—	(513,845)
Net change in unrealized appreciation (depreciation) on foreign currency contracts	—	2,292,496	—	—	—	2,292,496

	$246,535	$2,292,496	$(614,177)	$—	$—	$1,924,854

(a)	Statements of Assets and Liabilities location: Payables for open forward foreign currency contracts, open swap contracts, at value and written options.
(b)	Cumulative appreciation (depreciation) on futures contracts is reported in “Open Future Contract” below. Only current day’s variation margin, if any, reported within the Statements of Assets & Liabilities.
(c)	Statements of Assets and Liabilities location: Investments, at value, Receivables from: open forward foreign currency contracts and open swap contracts, at value.
(d)	Statements of Operations location: Net realized gain (loss) on investment transactions, foreign currency contracts, futures contracts, written options and swap contracts.
(e)	Statements of Operations location: Net change in unrealized appreciation (depreciation) on investment transactions, foreign currency contracts, futures contracts, written options and swap contracts.
*	See note 1 in the Notes to Financial Statements for additional information.

The average notional amounts of futures contacts, swaps contracts, written options, purchased options and forward currency contracts outstanding during the six months ended February 28, 2010, were approximately as follows:

					Forward
	Futures	Swaps	Written	Purchase	Currency
	Contracts	Contracts	Options	Options	Contracts

International Equity Investments	$—	$—	$—	$—	$8,711,769
Emerging Markets Equity Investments	4,275,195	—	—	—	396,023
Core Fixed Income Investments	211,212,413	89,683,081	337,884	7,346	28,605,348
International Fixed Income Investments	89,261,266	2,461,879,494	148,219	—	138,943,876

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Notes to Financial Statements
(continued)

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped securities can be principal-only securities, which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. The Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Funds.

(f) Lending of Portfolio Securities. The Trust has an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. Such collateral is maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. All collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in either an unaffiliated registered money market fund or CGCM Money Market Investments. The Funds have the right under the securities lending agreement to recover any loaned securities from the borrower on demand. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. At February 28, 2010, the aggregate market value of the loaned securities and the value of the collateral each Fund received were as follows:

Loaned Securities

	Market Value of	Value of
Fund	Securities on Loan	Collateral Held

Large Capitalization Growth Investments	$131,370,869	$134,188,204
Large Capitalization Value Equity Investments	128,178,489	130,973,208
Small Capitalization Growth Investments	121,432,531	124,357,943
Small Capitalization Value Equity Investments	114,385,106	116,921,637
International Equity Investments	24,752,338	25,688,629
Emerging Markets Equity Investments	38,016,569	39,154,169
Core Fixed Income Investments	307,176	314,584
High Yield Investments	7,362,479	7,519,702

(g) Securities Traded on a To-Be-Announced Basis. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the

Notes to Financial Statements
(continued)

purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sell transactions is that selling short magnifiers the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in a short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund will account for dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Risk. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest

Notes to Financial Statements
(continued)

payment, the Trust’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(m) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(n) Distributions to Shareholders. Distributions from net investment income for Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments and International Fixed Income Investments, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Investments, High Yield Investments and Municipal Bond Investments, if any, are declared and paid on a monthly basis.

Distributions on the shares of Money Market Investments are declared each business day to shareholders of record that day, and are paid on the last business day of the month.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(o) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

In June 2006, FASB issued Interpretation ASC 740-10 (“ASC 740-10” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement ASC 740. ASC 740-10 supplements FASB Statement ASC 740, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. ASC 740-10 prescribes a comprehensive model for how a fund should recognize, measure, present and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. ASC 740-10 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. ASC 740-10 is effective for fiscal periods beginning after December 15, 2006, and was applied to all open tax

Notes to Financial Statements
(continued)

years as of the effective date. Management has reviewed the tax positions for each of the four open tax years as of August 31, 2009, and has determined that the implementation of ASC 740-10 did not have a material impact on the Funds’ financial statements. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(p) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(q) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the investment manager and/or Sub-adviser pursuant to procedures approved by the Board of Trustees. The value of restricted securities is determined as described in Note 1(a).

(r) Indemnification. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

2.	Investment Management Agreement and Other Transactions with Affiliates

The Consulting Group, a division of Consulting Group Advisory Services LLC (“CGAS”)(formerly known as Citigroup Investment Advisory Services LLC), a wholly-owned subsidiary of Morgan Stanley Smith Barney Holdings LLC (“MSSB”), serves as the investment manager (“Manager”) to the Funds. The Manager selects and oversees professional money managers who are responsible for investing the assets of the Funds (each a “Sub-adviser,” and collectively “Sub-advisers”). Each Fund pays the Manager an investment management fee calculated daily at an annual rate based on each Fund’s average daily net assets and paid monthly in arrears. The Manager pays each Sub-adviser a sub-adviser fee from its investment management fees.

The maximum allowable investment management fee represents the total amount that could be charged to the Fund. The maximum allowable annual management fee, the aggregate advisory fee paid by CGAS to a Fund’s Sub-advisers and the fee retained by CGAS for the six months ended February 28, 2010, are indicated below:

		Consulting Group	Maximum
	Subadviser	Advisory Services LLC	Allowable Annual
	Fee	Fee	Management Fee

Large Capitalization Growth Investments	0.37%	0.23%	0.60%
Large Capitalization Value Equity Investments	0.30%	0.30%	0.60%
Small Capitalization Growth Investments	0.49%	0.30%	0.80%
Small Capitalization Value Equity Investments	0.49%	0.30%	0.80%
International Equity Investments	0.38%	0.30%	0.70%
Emerging Markets Equity Investments	0.46%	0.30%	0.90%
Core Fixed Income Investments	0.19%	0.20%	0.40%
High Yield Investments	0.29%	0.25%	0.70%
International Fixed Income Investments	0.25%	0.25%	0.50%
Municipal Bond Investments	0.20%	0.20%	0.40%
Money Market Investments *	0.08%	0.00%	0.15%

*	The Manager and sub-adviser have voluntarily agreed to waive and/or reimburse certain fees or expenses. As of February 28, 2010, the Manager reimbursed the Fund $12,570.

Notes to Financial Statements
(continued)

The Manager has agreed to waive a portion of its fee. For the six months ended February 28, 2010, the amounts waived by the Manager were as follows:

Fund

Large Capitalization Value Equity Investments	$8,606
Small Capitalization Growth Investments	23,135
Small Capitalization Value Equity Investments	24,023
International Equity Investments	63,848
Emerging Markets Equity Investments	525,227
Core Fixed Income Investments	24,072
High Yield Investments	134,875
Money Market Investments	99,535

Brown Brothers Harriman & Co. (“BBH”) serves as the Trust’s administrator. BBH’s principal offices are located at 40 Water Street, Boston, MA 02109. For its administrative services, BBH receives an annual asset based fee of 0.0275% of the Trust’s assets up to $5 billion and 0.02% on assets in excess of $5 billion plus out-of-pocket expenses. The fee is calculated daily and paid monthly based on aggregate Trust assets. BBH voluntarily agreed to waive a portion of its fee for the Money Market Investments. As of February 28, 2010, BBH waived $6,330.

For the six months ended February 28, 2010, Citigroup Global Markets Inc. (“CGMI”), the Trust’s distributor and an indirect, wholly-owned subsidiary of Citigroup Inc., and its affiliates and Morgan Stanley & Co. Incorporated (“MS&Co.”), and its affiliates received brokerage commissions of:

	Commission	Commission	Commission
Fund	Dollars to CGMI	Dollars to MS&Co.	Aggregate

Large Capitalization Growth Investments	$38,058	$27,985	$66,043
Large Capitalization Value Equity Investments	9,331	21,533	30,864
Small Capitalization Growth Investments	764	1,274	2,038
Small Capitalization Value Investments	—	240	240
International Equity Investments	902	10,107	11,009
Emerging Markets Equity Investments	18,977	33,153	52,130

All officers, with the exception of the Fund’s Chief Compliance Officer (“CCO”) and one Trustee of the Trust, do not receive compensation directly from the Trust. The Funds bear a portion of the CCO’s annual compensation.

3.	Investments

During the six months ended February 28, 2010, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for each Fund were as follows:

	Investments		U.S. Government & Agency Obligations

Fund	Purchases	Sales	Purchases	Sales

Large Capitalization Growth Investments	$592,028,862	$665,865,046	$—	$—
Large Capitalization Value Equity Investments	349,263,471	371,588,385	—	—
Small Capitalization Growth Investments	135,853,147	141,327,386	—	—
Small Capitalization Value Equity Investments	44,233,719	40,046,926	—	—
International Equity Investments	218,635,148	262,356,523	—	—
Emerging Markets Equity Investments	152,664,067	168,410,099	—	—
Core Fixed Income Investments	92,351,506	79,465,141	983,228,398	1,006,706,488
High Yield Investments	82,002,133	58,087,604	—	—
International Fixed Income Investments	22,416,858	14,286,671	23,218,976	53,915,748
Municipal Bond Investments	6,194,306	1,144,346	—	—

Notes to Financial Statements
(continued)

At February 28, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Unrealized Appreciation/Depreciation

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/
Fund	Appreciation	Depreciation	Depreciation

Large Capitalization Growth Investments	$246,082,157	$(15,405,512)	$230,676,645
Large Capitalization Value Equity Investments	187,445,938	(42,195,660)	145,250,278
Small Capitalization Growth Investments	91,948,404	(28,466,974)	63,481,430
Small Capitalization Value Equity Investments	84,433,855	(16,627,109)	67,806,746
International Equity Investments	100,002,326	(36,062,356)	63,939,970
Emerging Markets Equity Investments	186,735,647	(11,043,152)	175,692,495
Core Fixed Income Investments	38,330,767	(31,074,377)	7,256,390
High Yield Investments	13,566,186	(6,279,229)	7,286,957
International Fixed Income Investments	8,717,084	(5,465,116)	3,251,968
Municipal Bond Investments	2,997,048	(689,241)	2,307,807

At February 28, 2010, Emerging Markets Equity Investment, Core Fixed Income Investments and International Fixed Income Investments had open future contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:

	Number of	Expiration	Market	Unrealized
Emerging Markets Equity Investments	Contracts	Date	Value	Gain/Loss

Contracts to Buy:
FTSE/JSE Top 40 Index	25	3/10	$781,187	$(31,694)
MSCI Taiwan Stock Index	45	3/10	1,196,099	(24,607)
The Hang Seng China Enterprises Index	11	3/10	816,912	3,916

Net Unrealized Loss on Open Futures Contracts				$(52,385)

At February 28, 2010, Emerging Markets Equity Investments had deposited $1,212,697 with a broker or brokers as margin collateral.

Notes to Financial Statements
(continued)

	Number of	Expiration	Market	Unrealized
Core Fixed Income Investments	Contracts	Date	Value	Gain (Loss)

Contracts to Buy:
3-Month Euribor Interest Rate December Futures	79	12/10	$26,670,341	$33,721
3-Month Euribor Interest Rate June Futures	17	6/10	5,760,086	45,416
3-Month Euribor Interest Rate September Futures	86	9/10	29,089,333	334,321
90-Day Eurodollar June Futures	117	6/10	29,147,625	204,812
90-Day Eurodollar September Futures	203	9/10	50,488,637	753,525
Euro-Bobl March Futures	25	3/10	4,039,991	59,731
Euro-Bond June Futures	27	6/10	4,535,416	13,222
Euro-Bond March Futures	53	3/10	9,009,271	31,853
U.S. Treasury 2-Year Note June Futures	6	6/10	1,304,625	2,578
U.S. Treasury 5-Year Note June Futures	207	6/10	23,999,062	139,516
U.S. Treasury 10-Year Note June Futures	113	6/10	13,275,735	152,492
U.S. Ultra Bond June Futures	29	6/10	3,568,813	76,367

				$1,847,554
Contracts to Sell:
U.S. Treasury 5-Year Note June Futures	46	6/10	5,333,125	(25,875)

Net Unrealized Gain on Open Futures Contracts				$1,821,679

	Number of	Expiration	Market	Unrealized
International Fixed Income Investments	Contracts	Date	Value	Gain (Loss)

Contracts to Buy:
3-Month Euribor Interest Rate December Futures	6	12/10	$2,025,595	$20,408
Euro-Bobl June Futures	5	6/10	797,959	(205)
Euro-Bobl March Futures	189	3/10	30,542,329	423,948
Euro-Bond June Futures	4	6/10	671,914	1,311
Euro-Bond March Futures	11	3/10	1,869,849	24,941
Japan Government 10-Year Bond March Futures	13	3/10	20,464,941	84,637
U.S. Treasury 10-Year Note June Futures	14	6/10	1,644,781	10,938
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	21	12/10	3,954,094	72,409

Net Unrealized Gain on Open Futures Contracts				$638,387

During the six months ended February 28, 2010, written option transactions for Core Fixed Income Investments and International Fixed Income Investments were as follows:

	Number of	Premiums
Core Fixed Income Investments	Contracts	Received

Options written, outstanding at August 31, 2009	153	$148,413
Options written	133,300,534	1,085,349
Options closed	(11,000,277)	(243,953)
Options expired	(35,000,171)	(219,645)

Options written, outstanding at February 28, 2010	87,300,239	$770,164

Notes to Financial Statements
(continued)

	Number of	Premiums
International Fixed Income Investments	Contracts	Received

Options written, outstanding at August 31, 2009	27,000,102	$324,876
Options written	41,100,098	396,448
Options closed	(102)	(60,915)
Options expired	(28,500,098)	(267,531)

Options written, outstanding at February 28, 2010	39,600,000	$392,878

At February 28, 2010, International Equity Investment, Core Fixed Income Investments and International Fixed Income Investments had open forward foreign currency contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:

International Equity Investments

					Unrealized
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Gain (Loss)

Contracts to Buy:
Mexican Peso	6,447,000	SSB	$500,012	5/28/10	$16,329
Contracts to Sell:
Brazilian Real	7,638,000	SSB	4,185,618	5/4/10	22,182
Euro	7,828,000	SSB	10,688,441	7/26/10	146,054
Mexican Peso	67,232,000	SSB	5,214,330	5/28/10	(110,169)

					58,067

Net Unrealized Gain on Open Forward Foreign Currency Contracts					$74,396

Emerging Markets Equity Investments

					Unrealized
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Gain (Loss)

Contracts to Buy:
Brazilian Real	4,459,000	UBS	$2,453,832	4/12/2010	$93,324

Net Unrealized Gain on Open Forward Foreign Currency Contracts					$93,324

Core Fixed Income Investments

					Unrealized
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Gain (Loss)

Contracts to Buy:
Korean Won	191,719,000	RBS	$165,245	3/8/10	$1,940
Korean Won	387,609,000	BCLY	334,084	3/8/10	4,485
Korean Won	117,300,000	GSC	101,037	11/12/10	1,037
Korean Won	406,910,000	DUB	350,492	11/12/10	492
Korean Won	235,460,000	BCLY	202,813	11/12/10	2,813
Korean Won	782,484,400	JPM	673,993	11/12/10	3,023
Malaysian Ringgit	3,576	DUB	1,046	6/14/10	1
Malaysian Ringgit	34,194	DUB	9,939	10/12/10	(31)
New Taiwan Dollar	35,258,680	HSBC	1,098,314	6/10/10	(30,686)
Yuan Renminbi	14,496,491	HSBC	2,122,608	3/29/10	(20,892)
Yuan Renminbi	10,089,374	DUB	1,477,309	3/29/10	(17,629)
Yuan Renminbi	2,119,900	BCLY	310,400	3/29/10	(3,333)

Notes to Financial Statements
(continued)

					Unrealized
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Gain (Loss)

Yuan Renminbi	135,300	JPM	19,811	3/29/10	(207)
Yuan Renminbi	4,139,873	HSBC	606,034	6/7/10	(8,966)
Yuan Renminbi	5,710,146	JPM	835,906	6/7/10	(12,094)
Yuan Renminbi	7,321,493	BCLY	1,071,790	6/7/10	(15,210)
Yuan Renminbi	2,202,018	DUB	322,352	6/7/10	(4,648)
Yuan Renminbi	6,877,384	GSC	1,010,091	11/17/10	(26,909)
Yuan Renminbi	19,744,510	DUB	2,899,905	11/17/10	(75,010)
Yuan Renminbi	1,445,231	BCLY	212,289	11/23/10	(5,711)
Yuan Renminbi	6,187,744	JPM	908,913	11/23/10	(22,695)
Yuan Renminbi	193,720	JPM	28,529	1/10/11	(471)
Yuan Renminbi	5,093,517	HSBC	758,810	6/15/11	(7,190)
Yuan Renminbi	2,668,930	DUB	402,250	11/4/11	(15,750)
Yuan Renminbi	1,041,885	DUB	158,344	2/13/12	(3,364)

					(257,005)

Contracts to Sell:
Brazilian Real	2,614,977	GSC	1,440,943	4/5/10	52,305
Canadian Dollar	73,000	RBS	69,358	4/6/10	479
Euro	372,000	UBS	508,113	3/5/10	(3,126)
Euro	461,000	JPM	629,679	3/5/10	(4,218)
Euro	1,683,000	GSC	2,298,763	3/17/10	145,887
Indian Rupee	1,581,337	UBS	34,257	3/24/10	(1,642)
Korean Won	579,328,000	HSBC	499,328	3/8/10	(3,328)
Korean Won	201,147,800	RBS	173,258	11/12/10	(3,101)
Korean Won	387,609,000	BCLY	333,867	11/12/10	(6,495)
Pound Sterling	984,000	JPM	1,499,337	3/25/10	77,283
Yuan Renminbi	25,362,262	DUB	3,713,599	3/29/10	28,567
Yuan Renminbi	1,478,803	BCLY	216,530	3/29/10	1,470
Yuan Renminbi	2,217,485	BCLY	324,617	6/7/10	2,383
Yuan Renminbi	10,968,300	DUB	1,605,645	6/7/10	13,293
Yuan Renminbi	6,187,744	JPM	905,821	6/7/10	9,187
Yuan Renminbi	1,085,869	DUB	159,502	11/23/10	2,206

					311,150

Net Unrealized Gain on Open Forward Foreign Currency Contracts					$54,145

International Fixed Income Investments

					Unrealized
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Gain (Loss)

Contracts to Buy:
Brazilian Real	1,783,914	GSC	$982,999	4/5/10	$(35,682)
Euro	44,760,000	RBC	61,137,602	3/3/10	178,958
Euro	650,000	JPM	887,765	4/26/10	786
Korean Won	267,000,000	BCLY	229,226	7/28/10	3,910
Korean Won	529,538,051	DUB	454,622	7/28/10	8,326
Korean Won	1,117,225,335	DUB	958,386	8/27/10	(606)
Korean Won	2,043,762,000	BCLY	1,760,397	11/12/10	14,785
Malaysian Ringgit	5,209	DUB	1,523	6/14/10	1

Notes to Financial Statements
(continued)

					Unrealized
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Gain (Loss)

Malaysian Ringgit	52,100	DUB	15,144	10/12/10	(48)
Mexican Peso	732,665	HSBC	57,071	4/22/10	2,296
Mexican Peso	240,320	DUB	18,720	4/22/10	376
Mexican Peso	152,986	GSC	11,917	4/22/10	59
New Taiwan Dollar	37,310,300	DUB	1,162,222	6/10/10	(10,836)
New Taiwan Dollar	8,751,273	DUB	273,342	10/12/10	(7,373)
New Taiwan Dollar	43,416,000	BCLY	1,356,077	10/12/10	(32,125)
Pound Sterling	1,258,000	DUB	1,916,835	3/25/10	(131,038)
Singapore Dollar	1,173,494	BCLY	835,060	3/17/10	(9,940)
Singapore Dollar	1,939,567	RBS	1,380,199	3/17/10	(14,069)
Singapore Dollar	253,989	DUB	180,621	6/16/10	621
Singapore Dollar	197,872	UBS	140,714	6/16/10	714
Singapore Dollar	284,186	BCLY	202,095	6/16/10	2,095
Singapore Dollar	130,554	HSBC	92,842	6/16/10	1,057
Yuan Renminbi	2,432,670	BOA	356,082	5/17/10	(36,918)
Yuan Renminbi	2,153,330	BCLY	315,194	5/17/10	(33,806)
Yuan Renminbi	27,157,662	HSBC	3,975,598	6/7/10	(42,402)
Yuan Renminbi	33,774,750	HSBC	4,960,547	11/17/10	(139,453)

					(280,312)

Contracts to Sell:
Australian Dollar	5,689,000	JPM	5,079,782	4/1/10	(36,910)
Canadian Dollar	3,349,000	BCLY	3,181,915	4/6/10	34,545
Danish Krone	260,000	BNP	47,702	3/23/10	1,693
Euro	44,760,000	BNP	61,137,602	3/3/10	2,107,428
Euro	407,000	GSC	555,920	3/5/10	(2,972)
Euro	1,060,000	BCLY	1,447,739	4/26/10	(5,164)
Euro	44,760,000	RBC	61,132,842	4/26/10	(179,346)
Indian Rupee	223,065	UBS	4,832	3/24/10	(232)
Japanese Yen	1,285,621,000	JPM	14,470,484	3/16/10	(167,880)
New Zealand Dollar	42,000	JPM	29,327	4/1/10	(326)
Pound Sterling	5,180,000	JPM	7,892,852	3/25/10	406,834
Pound Sterling	68,559	GSC	104,464	3/25/10	(464)
Yuan Renminbi	4,586,000	BCLY	671,276	5/17/10	(32,557)
Yuan Renminbi	4,598,152	BCLY	673,122	6/7/10	2,879

					2,127,528

Net Unrealized Gain on Open Forward Foreign Currency Contracts					$1,847,216

At February 28, 2010, Core Fixed Income Investments held the following interest rate swap contracts:

							Upfront
							Market	Unrealized
Pay/Receive	Floating	Fixed	Maturity		Notional	Market	Paid/	Appreciation/
Floating Rate	Rate Index	Rate	Date	Counterparty	Amount	Value	(Received)	(Depreciation)

Pay	BRL-CDI-Compounded	11.670%	1/2/2012	BCLY	BRL 1,100,000	$10,629	$8,100	$2,528
Pay	BRL-CDI-Compounded	11.670%	1/2/2012	GSC	BRL 1,500,000	14,494	10,914	3,580
Pay	BRL-CDI-Compounded	11.670%	1/2/2012	HSBC	BRL 4,900,000	47,347	35,880	11,467
Pay	BRL-CDI-Compounded	10.150%	1/2/2012	GSC	BRL 5,500,000	(125,252)	(201,197)	75,945
Pay	BRL-CDI-Compounded	10.155%	1/2/2013	GSC	BRL 600,000	(13,245)	—	(13,245)

Notes to Financial Statements
(continued)

							Upfront
							Market	Unrealized
Pay/Receive	Floating	Fixed	Maturity		Notional	Market	Paid/	Appreciation/
Floating Rate	Rate Index	Rate	Date	Counterparty	Amount	Value	(Received)	(Depreciation)

Pay	BRL-CDI-Compounded	10.990%	1/2/2012	GSC	BRL 9,300,000	2,953	19,221	(16,267)
Pay	BRL-CDI-Compounded	11.020%	1/2/2012	UBS	BRL 700,000	645	—	646
Pay	BRL-CDI-Compounded	11.360%	1/2/2012	HSBC	BRL 4,400,000	12,015	19,657	(7,643)

						$(50,414)	$(107,425)	$57,011

At February 28, 2010, Core Fixed Income Investments held the following credit default swap contracts:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

				Implied Credit				Upfront
				Spread at				Premiums	Unrealized
	Fixed Deal	Maturity		February 28,		Notional	Market	Paid/	Appreciation/
Reference Obligation	(Pay) Rate	Date	Counterparty	2010 (3)		Amount (4)	Value	(Received)	(Depreciation)

Daimler Finance North America, BBB+	(0.540%)	9/20/2011	BCLY	0.745%	USD	$300,000	$676	$—	$676
Daimler Finance North America, BBB+	(0.580%)	9/20/2011	BCLY	0.745%	USD	600,000	877	—	877
Embarq Corp., BBB-	(1.250%)	3/20/2014	DUB	0.740%	USD	1,200,000	(26,831)	—	(26,831)
Embarq Corp., BBB-	(1.270%)	3/20/2014	DUB	0.740%	USD	600,000	(13,908)	—	(13,908)
Embarq Corp., BBB-	(1.300%)	3/20/2014	MSC	0.740%	USD	200,000	(4,882)	—	(4,882)
Embarq Corp., BBB-	(1.430%)	3/20/2014	DUB	0.740%	USD	600,000	(17,724)	—	(17,724)
Fosters Finance Corp., BBB	(2.140%)	12/20/2014	BCLY	0.548%	USD	2,400,000	(185,229)	—	(185,229)
Goodrich Corp., BBB+	(0.510%)	9/20/2016	DUB	0.594%	USD	300,000	1,220	—	1,220
HSBC Finance Corp., A	(0.170%)	12/20/2013	BNP	1.070%	USD	300,000	9,815	—	9,815
Istar Financial Inc., CCC+	(0.370%)	3/20/2011	BCLY	20.364%	USD	300,000	52,503	—	52,503
Motorola Inc., BB+	(3.550%)	12/20/2017	MSC	1.429%	USD	400,000	(59,337)	—	(59,337)
Motorola Inc., BB+	(3.600%)	12/20/2017	RBS	1.429%	USD	400,000	(60,710)	—	(60,710)
Newell Rubbermaid Inc., BBB-	(0.480%)	6/20/2017	UBS	1.375%	USD	200,000	11,170	—	11,170
Newell Rubbermaid Inc., BBB-	(0.490%)	6/20/2017	RBS	1.375%	USD	400,000	22,210	—	22,210
Race Point CLO, BB	(4.030%)	4/15/2020	BCLY	NA	USD	1,100,000	426,630	8,250	418,380
Race Point CLO, BBB	(1.950%)	4/15/2020	BCLY	NA	USD	800,000	309,344	2,800	306,544
Saratoga CLO I Ltd., B+	(1.880%)	12/15/2019	BCLY	NA	USD	1,000,000	334,715	7,500	327,215
Saratoga CLO I Ltd., CCC+	(3.780%)	12/15/2019	BCLY	27.565%	USD	860,903	296,920	4,735	292,185
UBS AG, A+	(2.250%)	3/20/2014	BCLY	0.940%	EUR	1,000,000	(75,647)	—	(75,647)

							$1,021,812	$23,285	$998,527

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

				Implied Credit				Upfront
				Spread at				Premiums	Unrealized
	Fixed Deal	Maturity		February 28,		Notional	Market	Paid/	Appreciation/
Reference Obligation	Receive Rate	Date	Counterparty	2010 (3)		Amount (4)	Value	(Received)	(Depreciation)

GMAC LLC, B	3.570%	9/20/2017	BCLY	4.935%	USD	$2,800,000	$(168,085)	$—	$(168,085)
Sprint Nextel Corp., BB	5.000%	9/20/2010	GSC	3.741%	USD	700,000	11,758	8,601	3,157

							$(156,327)	$8,601	$(164,928)

Notes to Financial Statements
(continued)

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Upfront
							Premiums	Unrealized
Reference	Fixed Deal	Maturity			Notional	Market	Paid/	Appreciation/
Obligation	(Pay) Rate	Date	Counterparty		Amount (4)	Value (5)	(Received)	(Depreciation)

Dow Jones CDX IG10 10 Year Index, BAA+	(1.500%)	6/20/2018	MSC	USD	$5,130,400	$(68,053)	$(210,543)	$142,490
Dow Jones CDX IG12 5 Year Index, BAA+	(1.000%)	6/20/2014	DUB	USD	3,571,200	(26,269)	61,322	(87,591)
Dow Jones CDX IG9 10 Year Index, BAA+	(0.800%)	12/20/2017	GSC	USD	4,452,800	151,579	(38,295)	189,874
Dow Jones CDX IG9 10 Year Index, BAA+	(0.800%)	12/20/2017	MSC	USD	290,400	9,886	7,108	2,778

						$67,143	$(180,408)	$247,551

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Upfront
							Premiums	Unrealized
Reference	Fixed Deal	Maturity			Notional	Market	Paid/	Appreciation/
Obligation	Receive Rate	Date	Counterparty		Amount (4)	Value (5)	(Received)	(Depreciation)

ABX.HE 06-2 Index, AAA	0.110%	5/25/2046	CSFB	USD	$396,911	$(211,148)	$(82,258)	$(128,890)
ABX.HE 06-2 Index, AAA	0.110%	5/25/2046	GSC	USD	10,220,459	(5,437,039)	(2,299,603)	(3,137,436)

						$(5,648,187)	$(2,381,861)	$(3,266,326)

At February 28, 2010, International Fixed Income Investments held the following interest rate swap contracts:

							Upfront
							Market	Unrealized
Pay/Receive	Floating	Fixed	Maturity		Notional	Market	Paid/	Appreciation/
Floating Rate	Rate Index	Rate	Date	Counterparty	Amount	Value	(Received)	(Depreciation)

Pay	BRL-CDI-Compounded	11.360%	1/2/2012	HSBC	BRL 1,900,000	$5,188	$8,488	$(3,300)
Pay	BRL-CDI-Compounded	10.990%	1/2/2012	GSC	BRL 400,000	127	827	(700)
Pay	6-Month EUR-EURIBOR-Reuters	2.000%	6/16/2011	GSC	EUR 1,300,000	13,014	539	12,475
Pay	6-Month EUR-EURIBOR-Reuters	3.000%	9/15/2012	DUB	EUR 2,700,000	82,802	14,792	68,010
Pay	6-Month EURIBOR, BBA	1.000%	6/16/2015	BCLY	EUR 2,400,000	56,982	11,724	45,258
Pay	6-Month GBP-LIBOR, BBA	4.000%	9/16/2019	BNP	GBP 3,900,000	167,334	(153,152)	320,486
Pay	6-Month JPY-LIBOR, BBA	1.000%	6/16/2015	RBS	JPY 1,520,000,000	181,141	189,169	(8,028)
Pay	6-Month JPY-LIBOR, BBA	1.500%	6/16/2020	RBS	JPY 410,000,000	9,486	14,025	(4,539)
Pay	6-Month JPY-LIBOR, BBA	1.043%	12/20/2015	GSC	JPY 870,000,000	394,545	126,714	267,831
Pay	MXN-TIIE-Banxico	8.450%	6/3/2019	BCLY	MXN 47,300,000	145,080	—	145,080
Pay	3-Month SEK-SIBOR-SIDE	4.500%	3/18/2014	GSC	SEK 1,000,000	16,047	(1,040)	17,087

						$1,071,746	$212,086	$859,660

At February 28, 2010, International Fixed Income Investments held the following credit default swap contracts:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

				Implied Credit				Upfront
				Spread at				Premiums	Unrealized
	Fixed Deal	Maturity		February 28,		Notional	Market	Paid/	Appreciation/
Reference Obligation	(Pay) Rate	Date	Counterparty	2010 (3)		Amount (4)	Value	(Received)	(Depreciation)

Alcoa Inc., BBB-	(0.850%)	3/20/2012	MSC	1.710%	USD	$1,000,000	$15,731	$—	$15,731
American General Finance Corp., B	(1.830%)	12/20/2017	RBS	9.474%	USD	1,000,000	269,144	—	269,144
Avnet Inc., BBB-	(1.530%)	9/20/2016	UBS	1.511%	USD	300,000	(1,230)	—	(1,230)
Bear Stearns & Cos., A+	(0.870%)	3/20/2018	DUB	0.792%	USD	3,000,000	(21,520)	—	(21,520)
Bear Stearns & Cos., A+	(1.050%)	3/20/2018	RBS	0.792%	USD	2,000,000	(40,282)	—	(40,282)
Capital One Financial Corp., BBB	(0.350%)	9/20/2011	UBS	1.183%	USD	100,000	1,227	—	1,227
Cleveland Electric Illumination Co., BBB-	(0.940%)	6/20/2017	RBS	1.672%	USD	1,000,000	43,986	—	43,986

Notes to Financial Statements
(continued)

				Implied Credit				Upfront
				Spread at				Premiums	Unrealized
	Fixed Deal	Maturity		February 28,		Notional	Market	Paid/	Appreciation/
Reference Obligation	(Pay) Rate	Date	Counterparty	2010 (3)		Amount (4)	Value	(Received)	(Depreciation)

CNA Financial Corp., BBB-	(0.440%)	9/20/2011	JPM	3.196%	USD	200,000	3,416	—	3,416
Credit Suisse Group Finance, A	(2.000%)	6/20/2013	DUB	0.657%	USD	700,000	(33,189)	—	(33,189)
Daimler Finance North America, BBB+	(0.620%)	9/20/2011	RBS	0.745%	USD	100,000	76	—	76
Deutsche Telekom International, BBB+	(1.180%)	9/20/2018	BCLY	0.859%	USD	500,000	(12,962)	—	(12,962)
DR Horton Inc., BB-	(3.950%)	3/20/2010	RBS	0.902%	USD	200,000	(1,908)	—	(1,908)
GATX Financial Corp., BBB+	(0.610%)	3/20/2012	RBS	1.008%	USD	1,000,000	7,054	—	7,054
Goldman Sachs Group Inc., A	(0.330%)	3/20/2016	BES	1.284%	USD	200,000	10,199	—	10,199
HSBC Financial Corp., Ltd., A	(0.500%)	6/20/2012	BSN	0.901%	USD	200,000	1,638	—	1,638
Istar Financial Inc., CCC+	(0.450%)	3/20/2012	CSFB	21.855%	USD	300,000	90,218	—	90,218
Kroger Co. (The), BBB	(0.780%)	9/20/2017	DUB	0.904%	USD	500,000	3,532	—	3,532
Limited Brands Inc., BB-	(3.550%)	9/20/2017	GSC	2.223%	USD	500,000	(44,719)	—	(44,719)
Macys Retail Holdings Inc., BB	(2.530%)	12/20/2016	DUB	2.102%	USD	1,000,000	(29,679)	—	(29,679)
Macy’s Retail Holdings Inc., BB	(5.000%)	9/20/2014	BNP	1.853%	USD	650,000	(89,356)	(67,378)	(21,978)
Marsh & McLennan Cos., Inc., BBB-	(0.670%)	9/20/2014	DUB	0.783%	USD	1,000,000	3,595	—	3,595
Nabors Industries Inc., BBB+	(0.630%)	3/20/2018	DUB	1.180%	USD	1,000,000	36,706	—	36,706
National Grid PLC, BBB+	(0.210%)	6/20/2011	BCLY	0.519%	USD	300,000	1,114	—	1,114
Pearson Dollar Finance PLC, BBB+	(0.540%)	6/20/2014	MSC	0.578%	USD	1,000,000	536	—	536
Prologis, BBB-	(1.480%)	12/20/2015	BOA	2.321%	USD	1,000,000	39,367	—	39,367
Starwood Hotels & Resorts World, BB	(0.510%)	6/20/2018	BOA	2.019%	USD	1,000,000	32,884	—	32,884
Tate & Lyle International Finance PLC. BBB-	(0.510%)	12/20/2014	DUB	1.069%	USD	100,000	2,421	—	2,421
UBS AG, A+	(2.150%)	12/20/2013	BCLY	0.911%	EUR	900,000	(61,042)	—	(61,042)
UBS AG, A+	(2.350%)	3/20/2014	BCLY	0.940%	USD	2,600,000	(154,495)	—	(154,495)
UST Inc., BBB	(0.720%)	3/20/2018	GSC	0.217%	USD	500,000	(18,984)	—	(18,984)
XL Capital Finance Europe PLC, BBB+	(0.310%)	3/20/2012	BCLY	0.784%	USD	100,000	911	—	911

							$54,389	$(67,378)	$121,767

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

				Implied Credit				Upfront
				Spread at				Premiums	Unrealized
	Fixed Deal	Maturity		February 28,		Notional	Market	Paid/	Appreciation/
Reference Obligation	Receive Rate	Date	Counterparty	2010 (3)		Amount (4)	Value	(Received)	(Depreciation)

Australia Government Bond, Aaa,	1.000%	3/20/2015	DUB	0.475%	USD	$600,000	$16,229	$8,609	$7,620
Brazilian Government International Bond, BBB-	1.000%	12/20/2010	RBS	0.487%	USD	300,000	1,848	1,175	673
Brazilian Government International Bond, BBB-	1.000%	12/20/2010	CSFB	0.487%	USD	700,000	4,311	2,529	1,782
Brazilian Government International Bond, BBB-	1.000%	12/20/2010	GSC	0.487%	USD	200,000	1,232	750	482
Brazilian Government International Bond, BBB-	1.000%	3/20/2011	UBS	1.299%	USD	600,000	3,414	2,789	625
Brazilian Government International Bond, BBB-	1.000%	3/20/2011	HSBC	0.650%	USD	100,000	569	474	95

Notes to Financial Statements
(continued)

				Implied Credit				Upfront
				Spread at				Premiums	Unrealized
	Fixed Deal	Maturity		February 28,		Notional	Market	Paid/	Appreciation/
Reference Obligation	Receive Rate	Date	Counterparty	2010 (3)		Amount (4)	Value	(Received)	(Depreciation)

China Government International Bond, A+	1.000%	3/20/2015	BCLY	0.750%	USD	900,000	12,493	10,214	2,279
Egypt Government International Bond, BB+	1.000%	3/20/2015	DUB	2.542%	USD	500,000	(34,320)	(39,127)	4,807
Egypt Government International Bond, BB+	1.000%	3/20/2015	BCLY	2.542%	USD	300,000	(20,593)	(24,099)	3,506
Emirate of Abu Dhabi, AA	1.000%	3/20/2011	GSC	0.720%	USD	500,000	2,468	349	2,119
Emirate of Abu Dhabi, AA	1.000%	12/20/2014	BCLY	1.439%	USD	800,000	(14,301)	(20,483)	6,182
Gazprom, BBB	0.610%	5/20/2012	BOA	2.241%	USD	200,000	(6,736)	—	(6,736)
HSBC Financial Corp., Ltd., A	1.500%	6/20/2010	GSC	0.743%	USD	1,300,000	6,900	—	6,900
Japan Government International Bond, AA	0.650%	12/20/2014	BCLY	0.696%	USD	600,000	(955)	—	(955)
Japan Government International Bond, AA	0.640%	12/20/2014	GSC	0.696%	USD	300,000	(721)	—	(721)
Japan Government International Bond, AA	1.000%	3/20/2015	DUB	0.687%	USD	1,500,000	22,866	11,496	11,370
Japan Government International Bond, AA	1.000%	3/20/2015	BCLY	0.687%	USD	200,000	3,191	1,238	1,953
Mexico Government International Bond, BBB	1.000%	12/20/2010	RBS	0.600%	USD	300,000	1,568	546	1,022
Mexico Government International Bond, BBB	1.000%	12/20/2010	GSC	0.600%	USD	600,000	3,137	1,462	1,675
Mexico Government International Bond, BBB	1.000%	12/20/2010	HSBC	0.600%	USD	300,000	1,568	757	811
Mexico Government International Bond, BBB	1.000%	3/20/2011	RBS	0.640%	USD	300,000	1,737	542	1,195
National Australia Bank, AA	0.000%	3/22/2010	RBS	0.567%	USD	400,000	(132)	(616)	484
Norway Government Bond, AAA	0.250%	12/20/2014	GSC	0.166%	USD	1,000,000	4,397	4,099	298
Russia Government International Bond, BBB	1.000%	12/20/2010	GSC	0.900%	USD	300,000	831	335	496
SLM Corp., BBB-	0.700%	6/20/2012	GSC	4.114%	USD	100,000	(7,189)	—	(7,189)
South Korea Government International Bond, A	1.000%	3/20/2011	BCLY	0.740%	USD	300,000	1,416	1,725	(309)
South Korea Government International Bond, A	1.000%	3/20/2011	DUB	0.740%	USD	200,000	944	811	133
U.S. Treasury Note, AAA	0.250%	12/20/2014	BCLY	0.460%	EUR	700,000	(8,801)	(3,432)	(5,369)

							$(2,629)	$(37,857)	$35,228

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Upfront
							Premiums	Unrealized
Reference	Fixed Deal	Maturity			Notional	Market	Paid/	Appreciation/
Obligation	(Pay) Rate	Date	Counterparty		Amount (4)	Value (5)	(Received)	(Depreciation)

Dow Jones CDX IG12 10 Year Index, BAA+	(1.000%)	6/20/2019	DUB	USD	$2,182,400	$15,738	$94,925	$(79,187)
Dow Jones CDX IG12 5 Year Index, BAA+	(1.000%)	6/20/2014	MSC	USD	7,936,000	(58,375)	235,226	(293,601)
Dow Jones CDX IG8 10 Year Index, BAA+	(0.600%)	6/20/2017	DUB	USD	2,420,000	99,887	15,974	83,913
Dow Jones CDX IG8 10 Year Index, BAA+	(0.600%)	6/20/2017	GSC	USD	15,391,200	635,282	158,531	476,751
Dow Jones CDX IG9 10 Year Index, BAA+	(0.800%)	12/20/2017	DUB	USD	1,161,600	39,542	43,534	(3,992)

						$732,074	$548,190	$183,884

Notes to Financial Statements
(continued)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Counterparty Abbreviations:

BCLY	Barclays Bank PLC
BES	Bear Stearns & Co., Inc.
BNP	BNP Paribas Bank
BOA	Bank of America
BSN	Bank of Nova Scotia
CSFB	Credit Suisse Securities (USA) LLC
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	J.P. Morgan Chase & Co.
MSC	Morgan Stanley & Co. Incorporated
RBS	Royal Bank of Scotland PLC
UBS	UBS Securities LLC

Currency Abbreviations:

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona

At February 28, 2010, Core Fixed Income Investments and International Fixed Income Investments had total net unrealized appreciation (depreciation) of ($2,128,165) and $1,200,539, respectively, from swap contracts.

At February 28, 2010, Core Fixed Income Investments and International Fixed Income Investments had collateral held by brokers in the amount of $1,600,000 and $4,820,000, respectively, for the open swaps contracts.

4.	Shares of Beneficial Interest

At February 28, 2010, the Trust had an unlimited number of units of beneficial interest (shares) authorized with a par value of $0.001 per share. At February 28, 2010, Trustees and executive officers of the Trust as a group owned of record less than 1% of the outstanding shares of the Trust.

Notes to Financial Statements
(continued)

Transactions in shares of each Fund were as follows:

	Six Months Ended	Year Ended
	February 28,	August 31,
	2010	2009

Large Capitalization Growth Investments
Shares sold	8,403,065	39,061,573
Shares issued on reinvestment	498,237	3,307,212
Shares repurchased	(13,987,791)	(75,916,822)

Net (Decrease)	(5,086,489)	(33,548,037)

Large Capitalization Value Equity Investments
Shares sold	14,410,012	55,392,119
Shares issued on reinvestment	4,796,552	6,878,773
Shares repurchased	(19,266,444)	(88,360,113)

Net (Decrease)	(59,880)	(26,089,221)

Small Capitalization Growth Investments
Shares sold	2,780,713	14,695,967
Shares repurchased	(3,240,654)	(12,611,414)

Net Increase (Decrease)	(459,941)	2,084,553

Small Capitalization Value Equity Investments
Shares sold	4,331,867	25,024,231
Shares issued on reinvestment	369,266	2,507,142
Shares repurchased	(4,936,318)	(20,012,241)

Net Increase (Decrease)	(235,185)	7,519,132

International Equity Investments
Shares sold	6,147,522	23,880,949
Shares issued on reinvestment	1,950,240	12,279,424
Shares repurchased	(10,172,921)	(73,654,202)

Net (Decrease)	(2,075,159)	(37,493,829)

Emerging Markets Equity Investments
Shares sold	5,854,784	30,423,486
Shares issued on reinvestment	513,978	2,345,510
Shares repurchased	(5,915,743)	(21,590,881)

Net Increase	453,019	11,178,115

Core Fixed Income Investments
Shares sold	16,563,688	49,272,490
Shares issued on reinvestment	3,946,919	7,079,739
Shares repurchased	(12,389,065)	(68,978,014)

Net Increase (Decrease)	8,121,542	(12,625,785)

High Yield Investments
Shares sold	7,780,288	22,160,783
Shares issued on reinvestment	2,195,502	3,664,950
Shares repurchased	(4,803,263)	(16,777,999)

Net Increase	5,172,527	9,047,734

Notes to Financial Statements
(continued)

	Six Months Ended	Year Ended
	February 28,	August 31,
	2010	2009

International Fixed Income Investments
Shares sold	3,847,284	12,713,378
Shares issued on reinvestment	1,210,785	2,869,631
Shares repurchased	(3,743,019)	(26,550,941)

Net Increase (Decrease)	1,315,050	(10,967,932)

Municipal Bond Investments
Shares sold	1,351,257	4,917,802
Shares issued on reinvestment	145,297	335,889
Shares repurchased	(1,333,091)	(7,292,704)

Net Increase (Decrease)	163,463	(2,039,013)

Money Market Investments
Shares sold	33,339,927	349,247,639
Shares issued on reinvestment	21,008	718,861
Shares repurchased	(135,394,626)	(202,286,947)

Net Increase (Decrease)	(102,033,691)	147,679,553

5.	Dividends and Tax Components of Capital Subsequent to February 28, 2010

Subsequent to the February 28, 2010, the Funds made the following distributions:

Record Date	Core Fixed Income	High Yield	Municipal Bond	Money Market
Payable Date	Investments	Investments	Investments	Investments

3/30/10-3/31/2010	$0.029209	$0.025000	$0.027485	$0.000085

6.	Capital Loss Carry Forward

As of August 31, 2009, the Funds had the following net capital loss carryforwards remaining:

	Large	Large	Small	Small
	Capitalization	Capitalization	Capitalization	Capitalization
	Growth	Value Equity	Growth	Value Equity	International	Emerging Markets
Year of Expiration	Investments	Investments	Investments	Investments	Equity Investments	Equity Investments

8/31/2010	$—	$—	$(44,418,868)	$—	$—	$—
8/31/2011	—	—	(191,873,306)	—	—	—
8/31/2012	—	—	—	—	—	—
8/31/2013	—	—	—	—	—	—
8/31/2014	—	—	—	—	—	—
8/31/2015	—	—	—	—	—	—
8/31/2016	—	—	—	—	—	—
8/31/2017	$(73,777,339)	(144,780,834)	(18,574,806)	(12,297,267)	(97,222,339)	(32,265,235)

	$(73,777,339)	$(144,780,834)	$(254,866,980)	$(12,297,267)	$(97,222,339)	$(32,265,235)

Notes to Financial Statements
(continued)

	Core Fixed		International Fixed
	Income	High Yield	Income	Municipal Bond	Money Market
Year of Expiration	Investments	Investments	Investments	Investments	Investments

8/31/2010	$—	$(45,159,946)	$—	$—	$—
8/31/2011	—	(37,864,134)	—	—	—
8/31/2012	—	—	—	—	—
8/31/2013	—	—	—	—	—
8/31/2014	—	(1,114,740)	(242,180)	(45,465)	—
8/31/2015	—	—	(875,063)	(55,354)	—
8/31/2016	—	—	(690,526)	—	—
8/31/2017	—	(10,731,217)	(6,693,223)	(539,088)	—

	$—	$(94,870,037)	$(8,500,992)	$(639,907)	$—

These amounts will be available to offset any future taxable capital gains.

7.	Regulatory Matters

On November 13, 2008, in connection with the settlement of a civil action arising out of an investigation by the SEC into CGMI’s underwriting, marketing, and sale of auction rate securities (“ARS”), CGMI, without admitting or denying the allegations of the SEC’s complaint, except as to those relating to personal and subject matter jurisdiction, which were admitted, consented to the entry in the civil action of a Judgment As To Defendant Citigroup Global Markets Inc. (the “Judgment”). Thereafter, on December 11, 2008, the SEC filed its civil action in the federal district court for the Southern District of New York (the “Court”). The Judgment, which was entered on December 23, 2008: (i) permanently enjoined CGMI from directly or indirectly violating Section 15(c) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”); (ii) provides that, upon later motion of the SEC, the Court shall determine whether it is appropriate to order that CGMI pay a civil penalty pursuant to Section 21(d)(3) of the Exchange Act, and if so, the amount of the civil penalty; and (iii) ordered that CGMI’s Consent be incorporated into the Judgment and that CGMI comply with all of the undertakings and agreements set forth in the Consent, which include an offer to buy back at par certain ARS from certain customers. The SEC’s Complaint alleged that: (1) CGMI misled tens of thousands of its customers regarding the fundamental nature of and risks associated with ARS that CGMI underwrote, marketed, and sold; (2) through its financial advisers, sales personnel, and marketing materials, CGMI misrepresented to customers that ARS were safe, highly liquid investments comparable to money market instruments; (3) as a result, numerous CGMI customers invested in ARS funds they needed to have available on a short-term basis; (4) in mid-February 2008, CGMI decided to stop supporting the auctions; and (5) as a result of the failed auctions, tens of thousands of CGMI customers held approximately $45 billion of illiquid ARS, instead of the liquid short-term investments CGMI had represented ARS to be. CGMI reached substantially similar settlements with the New York Attorney General (the “NYAG”) and the Texas State Securities Board (the “TSSB”), although those settlements were administrative in nature and neither involved the filing of a civil action in state court. The settlements with the NYAG and the TSSB differed somewhat from the settlement with the SEC in that the state settlements: (1) made findings that CGMI failed to preserve certain recordings of telephone calls involving the ARS trading desk; and (2) require CGMI to refund certain underwriting fees to certain municipal issuers. In addition, as part of the settlement with New York, CGMI paid a civil penalty of $50 million. CGMI also has agreed in principle to pay to states other than New York with which it enters into formal settlements a total of $50 million. CGMI paid $3.59 million of this $50 million to Texas as part of the settlement with that state. CGMI expects it will reach settlements with the remaining states.

***

On July 13, 2007, the NYSE issued a Hearing Board Decision in connection with the settlement of an enforcement proceeding brought in conjunction with the New Jersey Bureau of Securities against CGMI. The decision held that CGMI failed to (1) adequately supervise certain branch offices and Financial Advisors who engaged in deceptive mutual fund market

Notes to Financial Statements
(continued)

timing on behalf of certain clients from January 2000 through September 2003 (in both proprietary and non-proprietary funds); (2) prevent the Financial Advisors from engaging in this conduct; and (3) make and keep adequate books and records. Without admitting or denying the findings, CGMI agreed to (a) a censure; (b) establishing a $35 million distribution fund for disgorgement payments; (c) a penalty of $10 million (half to be paid to the NYSE and half to be paid to the distribution fund); (d) a penalty of $5 million to be paid to the State of New Jersey; and (e) appointing a consultant to develop a plan to pay CGMI’s clients affected by the market timing.

***

The following discussion relates to various entities that may have been affiliates of or predecessors to affiliates of the Fund’s investment adviser. Such entities include Citigroup Global Markets, Inc. (“CGMI”), the Smith Barney Fund Management, LLC (“SBFM”), Salomon Brothers Smith Barney (“SSB”) and various entities affiliated with Morgan Stanley & Co. (“MS”) as described in greater detail below. For important information on the current ownership structure of which the investment adviser is a component, please see “Other Matters” beginning on page 175. All references to the NASD pertain to the entity now known as FINRA.

On May 31, 2005, the SEC issued an order in connection with the settlement of an administrative proceeding against CGMI and SBFM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Smith Barney Funds”). SBFM was an affiliate of CGMI during the relevant period.

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the Boards of the Smith Barney Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Service Group (“First Data”), the Smith Barney Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the Smith Barney Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also found that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the material provided to the Smith Barney Funds’ Boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Smith Barney Funds’ best interest and that no viable alternatives existed. SBFM and CGMI did not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Section 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Smith Barney Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, had been paid to the U.S. Treasury and will be distributed pursuant to a plan to be prepared by Citigroup for approval by the SEC.

The order requires SBFM to recommend a new transfer agent contract to the Smith Barney Fund Boards within 180 days of the entry of the order, if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. The policy, as amended, among other things, requires that when requested by a Smith Barney Fund Board, CAM will retain at its own expense an independent consulting expert to advise and assist the Board on the selection of certain service providers affiliated with Citigroup.

Notes to Financial Statements
(continued)

***

In March 2005, CGMI consented to the issuance of an SEC administrative order for two disclosure failures in the offering and selling of mutual fund shares. First, as alleged in the order, CGMI violated the Securities Act of 1933 (“Securities Act”) and Rule 10b-10 under the Securities Exchange Act of 1934 (“Exchange Act”) by failing to disclose that it received revenue sharing payments from mutual fund advisers and distributors in exchange for preferential sales treatment. Second, as alleged in the order, CGMI violated the Securities Act by failing to disclose adequately, at the point of sale, that Class B mutual fund shares, in amounts aggregating $50,000 or more, were subject to higher annual fees. Under the terms of the order, the SEC (1) imposed a censure against CGMI; (2) required CGMI to cease and desist from committing or causing any violations and any future violations of the applicable provisions; (3) imposed a $20 million civil penalty against CGMI; and (4) required CGMI to comply with certain undertakings, such as retaining an independent consultant to conduct a review of CGMI’s mutual fund sales practices and offering affected customers the option of converting their Class B shares into Class A shares.

In March 2005, the NASD censured and fined CGMI with respect to CGMI’s offer and sale of Class B and Class C mutual fund shares during 2002 and the first six months of 2003. The NASD found that CGMI failed to disclose that it received revenue sharing payments from mutual fund advisers and distributors in exchange for preferential sales treatment and failed to disclose adequately, at the point of sale, that Class B mutual fund shares, in amounts aggregating $50,000 or more, were subject to higher annual fees. The NASD also found that CGMI’s supervisory and compliance policies and procedures regarding Class B and Class C shares had not been reasonably designed to ensure that SB Financial Consultants consistently provided adequate disclosure of, or consideration to, the benefits of the various mutual fund share classes as they applied to individual clients. The NASD censured CGMI and required CGMI to pay a $6.25 million fine.

***

In 2003, SSB settled civil and regulatory actions brought by the SEC, the New York Stock Exchange (“NYSE”), the NASD, the Attorney General of the State of New York (“NYAG”), and state securities regulators, which alleged violations of certain federal and state securities laws and regulations, and certain NASD and NYSE rules, by SSB arising out of certain business practices concerning sell-side research during 1999 to 2001, and initial public offerings (“IPOs”) during 1996 to 2000. The actions alleged, among other things, that SSB published fraudulent research reports, permitted inappropriate influence by investment bankers over research analysts, and failed to adequately supervise the employees who engaged in those practices. It was also alleged that SSB engaged in improper “spinning” of shares to executives of investment banking clients and failed to maintain policies and procedures reasonably designed to prevent the potential misuse of material non-public information in certain circumstances. Without admitting or denying the findings, SSB consented to (1) censures by NASD and the NYSE; (2) cease and desist orders in state proceedings prohibiting SSB from violating certain state laws and regulations; (3) a judgment prohibiting SSB from violating certain laws and regulations; (4) certain operational reforms; (5) participating in a voluntary initiative pursuant to which SSB will no longer make allocations of securities in hot IPOs to accounts of executive officers or directors of U.S. public companies; and (6) a payment of $400 million.

***

The National Association of Securities Dealers Inc. (“NASD”) alleged that between October, 1999 and December, 2002, Morgan Stanley DW Inc., a predecessor broker-dealer and registered investment adviser that was merged into Morgan Stanley (“MS”) in April 2007 (“MSDW”) violated the non-cash compensation provisions of the NASD Conduct Rules (under which MSDW was prohibited from providing its Financial Advisors with non-cash compensation for sales of mutual funds and variable annuities that were not based on total sales and equal weighting). MSDW offered rewards to its Financial Advisors for sales of affiliated mutual funds in general, or particular affiliated mutual funds or certain variable annuities. By a Letter of Acceptance, Waiver and Consent (“LAWC”) dated September 15, 2003, MSDW agreed to (1) fines totaling $2.25 million; (2) update its compliance systems and procedures; and (3) retain an independent consultant to review and make recommendations on MSDW’s supervisory and compliance procedures.

Notes to Financial Statements
(continued)

***

On April 28, 2003, the SEC filed a complaint alleging that MS violated certain NASD and NYSE Conduct Rules (collectively, the “Conduct Rules”) by creating conflicts of interest for its research analysts with respect to investment banking activity, failing to adequately manage such conflicts, failing to ensure, in offerings where MS was the lead underwriter, that payments made to other broker-dealers for publishing research reports were disclosed by the issuers in the offering documents and the other broker-dealers in their research reports, and failing to supervise properly its research analysts, including with respect to the ratings, price targets and content of the reports of senior research analysts. Without admitting or denying the substantive allegations in the complaint, on October 31, 2003, MS consented to the entry of a final judgment that enjoined MS from violating the Conduct Rules and required it to make payments of $50 million for past conduct and allocate $75 million to fund independent research. In addition, MS agreed to a number of structural changes to the operations of its equity research and investment banking operations. Concurrently, MS also entered into a settlement with the NYSE, the NASD and the Attorney General of the State of New York with respect to the same conduct specified in the Complaint. MS has finalized settlements with the other state and territorial securities administrators.

***

The SEC alleged disclosure violations in connection with marketing arrangements between MSDW and certain mutual fund complexes in connection with the offer and sale of class B shares in certain MS proprietary mutual funds in the amount of $100,000 or more in a single transaction. The SEC also alleged that receipt of directed brokerage commissions as payment for such marketing arrangements contravened NASD Rule 2830(k). On November 17, 2003, without admitting or denying the findings, MSDW consented to orders including a censure; a cease and desist; and an undertaking to distribute, for the benefit of certain customers, $50 million dollars, consisting of disgorgement plus prejudgment interest in the amount of $25 million and civil penalty of $25 million. MSDW also made certain other undertakings including (1) preparing and distributing certain disclosures and a mutual fund bill of rights; (2) permitting certain class B shares to be converted to class A shares; and (3) retaining an independent consultant to review, among other things, the completeness of the disclosures and conformity with other aspects of the order.

***

In 2004, the NYSE brought an administrative action alleging that MS and MSDW (1) failed to ensure delivery of prospectuses in connection with certain sales of securities; (2) failed to timely and accurately file daily program trade reports; (3) erroneously executing certain sell orders on a minus tick for securities in which MS held a short position; (4) failed to timely submit RE-3 in connection with certain matters; (5) hired certain individuals subject to statutory disqualification and failed to file fingerprint cards for certain non-registered employees; (6) failed to comply with requirements concerning certain market-on-close and limit-on-close orders; (7) failed to reasonably supervise certain activities. MS and MSDW resolved the action on January 7, 2005, by consenting, without admitting or denying guilt, to a censure, a fine of $13 million, and a rescission offer to those clients who should have received a prospectus during the period from June 2003 to September 2004.

***

In January 2005, the SEC filed a complaint in federal court alleging that, during 1999 and 2000, MS violated Regulation M by attempting to induce certain customers who received allocations of IPOs to place purchase orders for additional shares in the aftermarket. No allegation of fraud or impact on the market was made. On January 25, 2005, MS agreed to the entry of a judgment enjoining MS from future violations and the payment of a $40 million civil penalty. The settlement terms received court approval on February 4, 2005.

Notes to Financial Statements
(continued)

***

In May 2005, MS and MSDW discovered that, from about January 1997 until May 2005, their order entry systems did not check whether certain secondary market securities transactions complied with state registration requirements known as Blue Sky laws. This resulted in the improper sale of securities that were not registered in 46 state and territorial jurisdictions. MS and MSDW conducted an internal investigation, repaired system errors, self-reported the problem to all affected states and the New York Stock Exchange, identified transactions which were executed in violation of the Blue Sky laws, and offered rescission to affected customers. MS settled the state regulatory issues in a multi-state settlement with the 46 affected state and territorial jurisdictions. Under the settlement, MS consented to a cease and desist order with, and agreed to pay a total civil monetary penalty of $8.5 million to be divided among, each of the 46 state and territorial jurisdictions. The first order was issued by Alabama on March 19, 2008.

***

In a LAWC dated August 1, 2005, the NASD found that MSDW failed to establish and maintain a supervisory system, including written procedures, reasonably designed to review and monitor MSDW’s fee-based brokerage business, between January 2001 and December 2003. Without admitting or denying the allegations, MSDW consented to the described sanctions and findings and was censured and fined $1.5 million, and agreed to the payment of restitution to 3,549 customers in the total amount of approximately $4.7 million, plus interest.

***

The SEC alleged that MS violated the Exchange Act by inadvertently failing to timely produce emails to the SEC staff pursuant to subpoenas in the SEC’s investigation into MS’s practices in allocating shares of stock in initial public offerings and an investigation into conflicts of interest between MS’s research and investment banking practices. Without admitting or denying the allegations, MS consented to a final judgment on May 12, 2006 in which it was permanently restrained and enjoined from violating the Exchange Act. MS agreed to make payments aggregating $15 million, which amount was reduced by $5 million contemporaneously paid by MS to the NASD and the NYSE in related proceedings. MS also agreed to notify the SEC, the NASD and the NYSE that it has adopted and implemented policies and procedures reasonably designed to ensure compliance with the Exchange Act. MS also agreed to provide annual training to its employees responsible for preserving or producing electronic communications and agreed to retain an independent consultant to review and comment on the implementation and effectiveness of the policies, procedures and training.

***

On June 27, 2006, the SEC announced the initiation and concurrent settlement of administrative cease and desist proceedings against MS and MSDW for failing to maintain and enforce adequate written policies and procedures to prevent the misuse of material nonpublic information. The SEC found that from 1997 through 2006, MS and MSDW violated the Exchange Act and the Advisers Act by failing to (1) conduct any surveillance of a number of accounts and securities; (2) provide adequate guidance to MS’s and MSDW’s personnel charged with conducting surveillance; and (3) have adequate controls in place with respect to certain aspects of “Watch List” maintenance. The SEC’s findings covered different areas from the 1997 through 2006 time period. MS and MSDW were ordered to pay a civil money penalty of $10 million and agreed to enhance their policies and procedures.

***

On August 21, 2006, MS and MSDW entered into a LAWC relating various finds that at various times between July 1999 and 2005, MS violated a number of NASD and SEC rules. The violations related to areas including trade reporting through the Nasdaq Market Center (formerly Automated Confirmation Transaction Service (“ACT”)), Trade Reporting and Compliance Engine (“TRACE”) and Order Audit Trail System (“OATS”); market making activities; trading practices; short

Notes to Financial Statements
(continued)

sales; and large options positions reports. The NASD also found that, at various times during December 2002 and May 2005, MSDW violated NASD rules and MSRB rules related to areas including trade reporting through TRACE, short sales, and OATS. The NASD further found that, in certain cases, MS and MSDW violated NASD Rule 3010 because their supervisory systems did not provide supervision reasonably designed to achieve compliance with applicable securities laws, regulations and/or rules.

Without admitting or denying the findings, MS and MSDW consented to the LAWC. In the LAWC, MS and MSDW were censured, required to pay a monetary fine of $2.9 million and agreed to make restitution to the parties involved in certain transactions, plus interest, from the date of the violative conduct until the date of the LAWC. MS and MSDW also consented to (1) revise their written supervisory procedures, and (2) provide a report that described the corrective action that they completed during the year preceding the LAWC to address regulatory issues and violations addressed in the LAWC, and the ongoing corrective action that they were in the process of completing.

***

On May 9, 2007, the SEC issued an Order (“May 2007 Order”) settling an administrative action with MS. In this matter, the SEC found that MS violated its duty of best execution under the Exchange Act. In particular, the SEC found that, during the period of October 24, 2001 through December 8, 2004, MS’s proprietary market-making system failed to provide best execution to certain retail OTC orders. In December 2004, MS removed the computer code in the proprietary market-making system that caused the best execution violations. MS consented, without admitting or denying the findings, to a censure, to cease and desist from committing or causing future violations, to pay disgorgement of approximately $5.9 million plus prejudgment interest on that amount, and to pay a civil penalty of $1.5 million. MS also consented to retain an Independent Compliance Consultant to review its policies and procedures in connection with its market-making system’s order handling procedures and its controls relating to changes to those procedures, and to develop a better plan of distribution.

***

On September 27, 2007, MS entered into a LAWC with Financial Industry Regulatory Authority (“FINRA”). FINRA found that, from October 2001 through March 2005, MSDW provided inaccurate information to arbitration claimants and regulators regarding the existence of pre-September 11, 2001 emails, failed to provide such emails in response to discovery requests and regulatory inquiries, failed adequately to preserve books and records, and failed to establish and maintain systems and written procedures reasonably designed to preserve required records and to ensure that it conducted adequate searches in response to regulatory inquiries and discovery requests. FINRA also found that MSDW failed to provide arbitration claimants with updates to a supervisory manual in discovery from late 1999 through the end of 2005. MS agreed, without admitting or denying these findings, to establish a $9.5 million fund for the benefit of potentially affected arbitration claimants. In addition, MS was censured and agreed to pay a $3 million regulatory fine and to retain an independent consultant to review its procedures for complying with discovery requirements in arbitration proceedings relating to its retail brokerage operations.

***

On October 10, 2007, MS became the subject of an Order Instituting Administrative and Cease-And-Desist Proceedings (“October 2007 Order”) by the SEC. The October 2007 Order found that, from 2000 until 2005, MS and MSDW failed to provide to their retail customers accurate and complete written trade confirmations for certain fixed income securities in violation of the Exchange Act, and MSRB rules. In addition, MS was ordered to cease and desist from committing or causing any future violations, and was required to pay a $7.5 million penalty and to retain an independent consultant to review MS’s applicable policies and procedures. MS consented to the issuance of the October 2007 Order without admitting or denying the SEC’s findings.

Notes to Financial Statements
(continued)

***

On December 18, 2007, MS became the subject of an Order Instituting Administrative Cease-and-Desist Proceedings (“December 2007 Order”) by the SEC. The December 2007 Order found that, from January 2002 until August 2003, MSDW (a) failed to reasonably supervise four Financial Advisors, with a view to preventing and detecting their mutual fund market-timing activities and (b) violated the Investment Company Act of 1940 by allowing multiple mutual fund trades that were placed or amended after the close of trading to be priced at that day’s closing net asset value. The December 2007 Order also found that, from 2000 through 2003, MSDW violated the Exchange Act by not making and keeping records of customer orders placed after the market close and orders placed for certain hedge fund customers in variable annuity sub-accounts. Without admitting or denying the SEC’s findings, MS agreed to a censure, to cease and desist from future violations of the applicable provisions, to pay a penalty of approximately $11.9 million, to disgorge profits related to the trading activity (including prejudgment interest) of approximately $5.1 million and to retain an independent distribution consultant.

***

On March 25, 2009, MS entered into a LAWC with FINRA.  FINRA found that, from 1998 through 2003, MSDW failed to reasonably supervise the activities of two Financial Advisors in one of its branches. FINRA found that these Financial Advisors solicited brokerage and investment advisory business from retirees and potential retirees of certain large companies by promoting unrealistic investment returns and failing to disclose material information. FINRA also held that MS failed to ensure that the securities and accounts recommended for the retirees were properly reviewed for appropriate risk disclosure, suitability and other concerns. MS consented, without admitting or denying the findings, to a censure, a fine of $3 million, and restitution of approximately $2.4 million plus interest to 90 former clients of the Financial Advisors.

8.	Legal Matters

Beginning in August 2005, five putative class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in Note 6. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as advisor to the Funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On December 28, 2005, the five actions were consolidated in Federal District Court in the Southern District of New York. On April 17, 2006, the Court appointed a lead plaintiff and lead counsel, who filed a consolidated, amended complaint on June 2, 2006. The consolidated, amended complaint alleged violations of federal securities laws and added as defendants two former SBFM executives, Thomas Jones and Lewis Daidone. On October 3, 2006, the Defendants filed a motion and supporting memorandum to dismiss all of these claims. On November 28, 2006, plaintiffs filed a memorandum in opposition to Defendants’ motion to dismiss, and Defendants filed a reply brief on December 19, 2006. Oral arguments on the motion to dismiss occurred on February 1, 2007. On September 26, 2007, the district court issued an order granting defendants’ motion to dismiss. The order gave plaintiffs through and including October 19, 2007, to replead the one claim that was dismissed without prejudice, but plaintiffs chose not to do so. However, plaintiffs appealed the dismissal of their remaining claims with prejudice, and the appeal has been fully briefed and argued.

CGM believes that resolution of the pending lawsuits will not have a material effect on the financial position or results of operations of the Funds or the ability of SBFM and its affiliates to continue to render services to the Funds under their respective contracts.

***

On August 13, 2008, MS agreed on the general terms of a settlement with the Office of the New York State Attorney General and the Office of the Illinois Secretary of State, Securities Department (on behalf of a task force of the North American Securities Administrators Association) with respect to the sale of auction rate securities (“ARS”). MS agreed,

Notes to Financial Statements
(continued)

among other things, to repurchase at par approximately $4.5 billion of illiquid ARS held by certain clients of MS which were purchased prior to February 13, 2008. Additionally, MS has agreed to pay a total fine of $35 million.

9.	Other Matters

On November 24, 2008, Citigroup announced it reached an agreement with the U.S. Treasury, the Federal Reserve Board and the Federal Deposit Insurance Corporation (FDIC) to add $40 billion of capital benefit to Citigroup through a government guarantee on $306 billion of its assets and through the issuance of preferred stock and a warrant. A summary of the terms of the eligible asset guarantee, the preferred stock and the warrant was filed on November 26, 2008 with the SEC on Citigroup’s Form 8-K.

10.	Recent Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements. This ASU will add new requirements for disclosures into and out of Levels 1 and 2 fair-value measurements and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. It also clarifies existing fair value disclosures about the level of disaggregation, inputs and valuation techniques. Except for the detailed Level 3 reconciliation disclosures, the guidance in the ASU is effective for annual and interim reporting periods in fiscal years beginning after December 15, 2009. The new disclosures for Level 3 activity are effective for annual and interim reporting periods in fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that adoption will have on the Funds’ financial statement disclosures.

11.	Subsequent Events

Effective March 30, 2010, HGK Asset Management Inc. became a sub-adviser to Large Capitalization Value Equity Investments.

In accordance with the provisions set forth in FASB Statement of Accounting Standards — Subsequent Events (“ASC 855”), management has evaluated the possibility of subsequent events existing in the Fund’s financial statement’s through April 29, 2010. Management has determined that there are no other material events that would require disclosure in its Funds’ financial statements through this date.

Board Approval of Management Agreement and Investment Advisory Agreements
(unaudited)

At a meeting held in person on September 24, 2009 (“September Meeting”), the Board of Trustees, including a majority of the Trustees who are not “interested persons,” as defined in the Investment Company Act of 1940, as amended (“1940 Act”), re-approved for an annual period, subject to shareholder approval, the Trust’s management agreement (“Management Agreement”) and subadvisory agreements (“Subadvisory Agreements”).

The approval of the Management Agreement and the Subadvisory Agreements was necessary due to the formation of a joint venture between Morgan Stanley & Co. and Citigroup Inc. (“Citigroup”) which combined Morgan Stanley’s Global Wealth Management Group and Citigroup’s Smith Barney division into a new company known as Morgan Stanley Smith Barney LLC (“Joint Venture”). Consulting Group Advisory Services LLC (“CGAS” or the “Manager”) (formerly Citigroup Investment Advisory Services LLC), the investment adviser to the Trust, was among the affiliated entities that Citigroup contributed to the Joint Venture. The Joint Venture constituted a “change of control” under applicable provisions of the 1940 Act. The 1940 Act provides that a “change of control” of a fund’s investment adviser results in an “assignment,” and a consequent automatic termination, of an investment advisory agreement between a fund and its adviser. Accordingly, the previous investment management agreement dated December 1, 2005, between the Trust and the Manager terminated upon the closing of the Joint Venture on June 1, 2009. The previous subadvisory agreements between the Manager and each sub-adviser also terminated upon the closing of the Joint Venture on June 1, 2009.

The Board previously approved an interim management agreement and interim subadvisory agreements at an in person meeting held on May 27, 2009. Rule 15a-4 under the 1940 Act permits an incumbent investment adviser to serve temporarily, after its advisory agreement terminates, under an interim agreement it enters into as a result of a change in control thereof, subject to certain conditions designed to protect shareholders. These conditions include that a fund’s board of trustees, including a majority of the non-interested trustees, must have voted in person to approve the interim contract in advance of the termination of the previous shareholder approved contract, and that the interim contract may not have a term longer than 150 days from the termination date of the previous contract, which was June 1, 2009. At a shareholder meeting held on October 28, 2009, shareholders approved the Management Agreement between the Trust and CGAS.

The Management Agreement and the Subadvisory Agreements, other than the agreement between the Dreyfus Corporation (“Dreyfus”) and the Manager on behalf of Money Market Investments, are the same in all material terms as the previous and interim investment management agreement and previous and interim subadvisory agreements except for the name of the investment adviser, the effective date and term of the agreements. The agreement between Dreyfus and CGAS on behalf of Money Market Investments was amended to reduce the fee received by Dreyfus. This amendment was approved by the Board of Trustees at the September Meeting. The Board of Trustees will determine whether to renew the Management Agreement and the Subadvisory Agreements at a meeting scheduled for May 27, 2010.

***

At an in-person meeting of the Board held on December 2, 2009 (“December Meeting”), the Board of Trustees, including a majority of the Trustees who are not “interested persons,” as defined in the 1940 Act, approved a subadvisory agreement with Delaware Management Company, a series of Delaware Management Business Trust (“Delaware”), as a sub-adviser to the Large Capitalization Growth Investments (“Large Cap Growth Fund”) and the Small Capitalization Value Equity Investments (“Small Cap Value Fund”) (collectively, “Funds”).

On January 4, 2010, Macquarie Group Limited completed an acquisition of Delaware Management Holdings, Inc., of which Delaware was a subsidiary, from Lincoln National Corporation. The transaction resulted in a “change of control” of Delaware under applicable provisions of the 1940 Act, which resulted in an “assignment” and automatic termination of the subadvisory agreement between the Manager and Delaware. At the December Meeting, the Manager recommended Delaware continue as a sub-adviser.

The Board determined that the subdvisory agreement with Delaware was fair and in the best interest of each Fund. During the December Meeting, the Manager informed the Board that the terms of the subadvisory agreement with Delaware were substantially similar in all respects to the previous subadvisory agreement between the Manager and Delaware. In evaluating Delaware, the Trustees received written and oral information from the Manager and Delaware. The Trustees considered

Board Approval of Management Agreement and Investment Advisory Agreements
(unaudited) (continued)

information relating to portfolio managers, investment philosophies, strategies and processes, as well as other factors. In approving Delaware as a sub-adviser to the Funds, the Trustees carefully evaluated: (i) the nature and quality of the services expected to be rendered to the Funds; (ii) the distinct investment objectives and policies of the Funds; (iii) the history, reputation, qualification and background of Delaware’s personnel and Delaware’s financial condition; (iv) the performance record of Delaware; and (v) other factors deemed relevant. The Trustees also reviewed the fees to be paid to Delaware including any benefits to be received by Delaware in connection with soft dollar arrangements. The Trustees considered the foregoing information, as well as other information they deemed relevant, in making their decision to approve Delaware as a sub-adviser to the Funds.

The terms of the subadvisory agreement with Delaware were substantially similar in all respects to the previous subadvisory agreement between the Manager and Delaware. The Board of Trustees will determine whether to renew the subadvisory agreement at a meeting scheduled for May 27, 2010.

***

At an in-person meeting of the Board held on January 27, 2010 (“January Meeting”), the Manager recommended and the Board, including all of the Trustees who are not “interested persons,” as defined in the 1940 Act, approved a subadvisory agreement with Metropolitan West Asset Management LLC (“MetWest”), as a sub-adviser to Core Fixed Income Investments (“Core Fixed Income Fund”).

On February 24, 2010, TCW Group, Inc. (“TCW”) completed an acquisition of MetWest. The transaction resulted in a “change of control” of MetWest under applicable provisions of the 1940 Act, which resulted in an “assignment” and automatic termination of the subadvisory agreement between the Manager and MetWest. At the January Meeting, the Manager recommended that MetWest continue as a sub-adviser.

The Board determined that the subadvisory agreement with MetWest was fair and in the best interests of the Core Fixed Income Fund. During the January Meeting, the Manager informed the Board that the terms of the subadvisory agreement with MetWest were substantially similar in all respects to the previous subadvisory agreement between the Manager and MetWest. In evaluating MetWest, the Trustees received written and oral information from the Manager and MetWest. The Trustees considered information relating to portfolio managers, investment philosophies, strategies and processes, as well as other factors. In approving MetWest as a sub-adviser to the Core Fixed Income Fund, the Trustees carefully evaluated: (i) the nature and quality of the services expected to be rendered to the Core Fixed Income Fund; (ii) the distinct investment objective and policies of the Core Fixed Income Fund; (iii) the history, reputation, qualification and background of MetWest’s personnel and the MetWest’s financial condition; (iv) the performance record of MetWest; and (v) other factors deemed relevant. The Trustees also reviewed the fees to be paid to MetWest including any benefits to be received by MetWest in connection with soft dollar arrangements. The Trustees considered the foregoing information, as well as other information they deemed relevant, in making their decision to approve MetWest as a sub-adviser to the Core Fixed Income Fund.

The terms of the subadvisory agreement with MetWest were substantially similar in all respects to the previous subadvisory agreement between the Manager and MetWest. The Board of Trustees will determine whether to renew the subadvisory agreement at a meeting scheduled for May 27, 2010.

***

At an in-person meeting of the Board held on February 24, 2010 (“February Meeting”), the Manager recommended and the Board, including all of the Trustees who are not “interested persons,” as defined in the 1940 Act, approved a subadvisory agreement with HGK Asset Management Inc (“HGK”), as a sub-adviser to Large Capitalization Value Equity Investments (“Large Cap Value Fund”).

The Independent Trustees met separately in a private session with their independent legal counsel, at which no representative of management was present, and were advised by independent legal counsel throughout the process. Following the closed session, the Board approved, on the recommendation of the Manager, the subadvisory agreement with HGK.

Board Approval of Management Agreement and Investment Advisory Agreements
(unaudited) (continued)

To assist the Board in its consideration of the subadvisory agreement, the Manager provided materials and information about HGK, including financial condition, asset management capabilities and organization. The materials and information were provided in advance of and at the February Meeting. Representatives from HGK also made a presentation to and responded to questions from the Board.

In their deliberations concerning the subadvisory agreement, among other things, the Board considered:

(i) that the Manager conducted a thorough search process in selecting HGK, including a review of the universe of large capitalization value equity sub-advisers, including managers that had a recommended opinion from the Manager’s research department, eventually narrowing the search through discussions with research personnel and eliminating candidates with potential affiliation problems;

(ii) HGK met all qualitative and quantitative requirements and was “recommended” by the Manager’s research department;

(iii) the history, reputation, qualification and background of HGK, as well as the adviser’s personnel and financial conditions;

(iv) the experience of key personnel in institutional investing and the quality of services that they would be expected to provide the Large Cap Value Fund;

(v) the investment performance;

(vi) the level of assets under management;

(vii) that HGK’s Rule 38a-1 policies and procedures were found to be in compliance with the Rule;

(viii) the fee and expense ratios of comparable mutual funds;

(ix) that the terms of the subadvisory agreement were substantially similar in all respects to the agreements between the additional investment advisers to the Fund, except with respect to fees.

The Board concluded that, overall, the nature, extent and quality of services expected to be provided under the subadvisory agreement were acceptable. The subadvisory agreement with HGK became effective on March 15, 2010.

Additional Information
(unaudited)

Trustees and Officers of the Trust

Overall responsibility for management and supervision of the Trust rests with the Board of Trustees. The Trustees approve all significant agreements between the Trust and the companies that furnish services to the Funds, including agreements with the Funds’ distributor, investment advisers, custodian and transfer agent. The day-to-day operations of the Funds are delegated to the Funds’ Manager, The Consulting Group, a division of Consulting Group Advisory Services LLC (“CGAS”)(formerly Citigroup Investment Advisory Services LLC).

The names of the Trustees and officers of the Trust, together with information as to their principal business occupations, are set forth below. The officers of the Trust are employees of organizations that provide services to the Funds. Each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), is indicated by a double asterisk.

		Term of		Number of
		Office*		Portfolios
		and		in Fund
	Position(s)	Length		Complex	Other Board
Name, Address and	Held with	of Time	Principal Occupation(s)	Overseen	Memberships
Birth Year	Fund	Served	During Past Five Years	by Trustee	Held by Trustee

Non-Interested Trustees**
John J. Murphy 268 Main Street Gladstone, NJ 07934 Birth Year: 1944	Chairman and Trustee	Since 2002 (Chairman since 2010)	Founder and Senior Principal, Murphy Capital Management (investment management) (1983-present)	11	Trustee, Nicholas Applegate Institutional Funds; Trustee, Legg Mason Partners Equity Trust; Trustee, UBS Funds

Adela Cepeda c/o MSSB 222 Delaware Avenue Wilmington, DE 19801 Birth Year: 1958	Trustee	Since 2008	President, A.C. Advisory, Inc. (1995-present)	11	Director, Amalgamated Bank of Chicago; Trustee, MGI Funds (Mercer); Trustee, UBS Funds; Director, Ft. Dearborn Income Securities
Stephen E. Kaufman 277 Park Avenue, 47th Fl. New York, NY 10172 Birth Year: 1932	Trustee	Since 1991	Attorney, Stephen E. Kaufman, P.C. (1957-present)	11	None

W. Thomas Matthews 453 Banks Mill Road Aiken, SC 29801 Birth Year: 1949	Trustee	Since 2006	Retired; Advisor, Smith Barney (2005-2007); previously, President and Chief Executive Officer, Smith Barney (2002-2004).	11	None

Mark J. Reed 101 S. Hanley Road., Suite 1260 St. Louis, MO 63105 Birth Year: 1964	Trustee	Since 2007	Managing Director and Chief Compliance, Officer, Bush O’Donnell Investment Advisors, Inc., (1988-present)	11	None

Additional Information
(unaudited) (continued)

		Term of		Number of
		Office*		Portfolios
		and		in Fund
	Position(s)	Length		Complex	Other Board
Name, Address and	Held with	of Time	Principal Occupation(s)	Overseen	Memberships
Birth Year	Fund	Served	During Past Five Years	by Trustee	Held by Trustee

Interested Trustees:

James F. Walker MSSB 2000 Westchester Ave Purchase, NY 10577 Birth Year: 1963	Trustee Chief Financial Officer and Treasurer	Since 2010 Since 2007	Managing Director and Chief Operating Officer, Investments Products and Markets, MSSB (2009-present), previously, Managing Director, Citigroup Global Markets Inc. (“CGM”) and Chief Operating Officer, Smith Barney’s Investment Advisory Services (“IAS”)(2006-2009); Chief Administrative Officer, Merrill Lynch Global Private Client group since prior to 2006.	N/A	N/A

Officers:

James J. Tracy MSSB 2000 Westchester Ave Purchase, NY 10577 Birth Year: 1957	Chief Executive Officer and President	Since 2007	Managing Director, Head of Investment Advisory Services, MSSB (2009-present); previously, Executive Vice President and Director of Business Development for Citi Global Wealth Management and the Director of Smith Barney’s IAS)(2008-2009); Great Lakes Regional Director, Smith Barney Private Client Group (2000-2006).	N/A	N/A

Additional Information
(unaudited) (continued)

		Term of		Number of
		Office*		Portfolios
		and		in Fund
	Position(s)	Length		Complex	Other Board
Name, Address and	Held with	of Time	Principal Occupation(s)	Overseen	Memberships
Birth Year	Fund	Served	During Past Five Years	by Trustee	Held by Trustee

Marc Brookman MSSB 2000 Westchester Ave Purchase, NY 10577 Birth Year: 1963	Chief Administrative Officer	Since 2008	Managing Director and Director of Sales, Professional Development, Business Development and Alternative Distribution Channels, Consulting Group, MSSB (2010-present); previously, Managing Director and Director of Advisory Product and Program Management, MSSB (2009-2010) Managing Director, IAS, Citi Global Wealth Management and Director Product Development and Management (2005-2009); Managing Director, Head of Retirement Services, Citigroup Asset Management (2004-2005).	N/A	N/A

Paul F. Gallagher MSSB 222 Delaware Ave., 7th Floor Wilmington, DE 19801 Birth Year: 1959	Chief Legal Officer and Secretary	Since 2007	Executive Director and Associate General Counsel, MSSB (2009-present); previously, Director and Associate General Counsel, CGM (2006-2009); Senior Vice President and General Counsel, ICMA Retirement Corporation (1998-2006).	N/A	N/A

Dominic Maurillo MSSB 2000 Westchester Ave Purchase, NY 10577 Birth Year: 1967	Chief Operating Officer and Investment Officer	Since 2007	Vice President, MSSB (2009-present); previously, Senior Vice President, CGM (2009); First Vice President, CGM (2007-2009); Senior Vice President for D.F. King & Co., Inc. (1994-2007).	N/A	N/A

Additional Information
(unaudited) (continued)

		Term of		Number of
		Office*		Portfolios
		and		in Fund
	Position(s)	Length		Complex	Other Board
Name, Address and	Held with	of Time	Principal Occupation(s)	Overseen	Memberships
Birth Year	Fund	Served	During Past Five Years	by Trustee	Held by Trustee

Steven Hartstein MSSB 480 Washington Blvd., 19th Floor Jersey City, NJ 07310 Birth Year: 1963	Chief Compliance Officer	Since 2006	Executive Director, MSSB (2009-present); previously, Director, CGM and Assistant Director, IAS Compliance, Smith Barney (2008-2009); previously Senior Vice President, CGM and Assistant Director, IAS Compliance, Smith Barney (2006-2007); Senior Compliance Officer, Mercer Investment Consulting and Mercer Global Investments (2004-2006).	N/A	N/A

Jeanine Larrea MSSB 1221 Avenue of the Americas, 35th Floor New York, NY 10017 Birth Year: 1966	Anti-Money Laundering Compliance Officer	Since 2009	Executive Director and Deputy AML Compliance Officer, MSSB (2010-present); previously, Vice President and Deputy AML Compliance Officer, MSSB (2009-2010); Vice President, Morgan Stanley & Co. (2004-2009).	N/A	N/A

Israel Grafstein MSSB 485 Lexington Ave. New York, NY 10017 Birth Year: 1974	Assistant Secretary	Since 2006	Vice President and Associate General Counsel, MSSB (2009-present); previously, Senior Vice President and Associate General Counsel, CGM (2008-2009); First Vice President and Associate General Counsel, CGM (2006-2007); Legal Counsel, Credit Suisse Asset Management (2005); Associate at Herrick, Feinstein LLP (2004-2005).	N/A	N/A

LeRoy T. Pease III MSSB 222 Delaware Ave. Wilmington, DE 19801 Birth Year: 1958	Vice President and Investment Officer	Since 1996	Vice President, MSSB (2009-present); previously, Senior Vice President, CGM (prior to 2009).	N/A	N/A

Additional Information
(unaudited) (continued)

		Term of		Number of
		Office*		Portfolios
		and		in Fund
	Position(s)	Length		Complex	Other Board
Name, Address and	Held with	of Time	Principal Occupation(s)	Overseen	Memberships
Birth Year	Fund	Served	During Past Five Years	by Trustee	Held by Trustee

Halvard Kvaale MSSB 2000 Westchester Ave. Purchase, NY 10577 Birth Year: 1963	Investment Officer	Since 2009	Managing Director and Head of Portfolio Advisory Services, MSSB (2009-present); previously, Managing Director and Head of Global Advisor Research, Morgan Stanley & Co. (2006-2009); Head of Global Manager Research and Fee-based Advisory Solutions, Deutsche Bank (2000-2006).	N/A	N/A

Vincenzo Alomia MSSB 2000 Westchester Ave. Purchase, NY 10577 Birth Year: 1967	Investment Officer	Since 2009	Vice President, Portfolio Construction, Portfolio Advisory Services, MSSB (2009-present); previously, Vice President and Senior Research Analyst, Morgan Stanley & Co. (2006-2009).	N/A	N/A

Jay T. Shearon MSSB 222 Delaware Ave. Wilmington, DE 19801 Birth Year: 1972	Investment Officer	Since 2007	Vice President, MSSB (2009-present); previously, Vice President, CGM (2005-2009); Assistant Vice President (2000-2005).	N/A	N/A

Robert Seidel MSSB 650 S. Exeter St. Baltimore, MD 21202 Birth Year: 1975	Investment Officer	Since 2007	Vice President, MSSB (2009-present); previously, First Vice President, CGM (2006-2009); Vice President, Legg Mason (1997-2006).	N/A	N/A.

*	Each Trustee and Officer serves until his or her successor has been duly elected and qualified.
**	Effective March 31, 2010, Messrs. Walter E. Auch and H. John Ellis retired from the Board of Trustees and now serve as Trustees Emeritus.

Important Tax Information
(unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended August 31, 2009:

	Large
	Capitalization	Large Cap Growth	Small Capitalization	International
	Value Equity	Equity	Value Equity	Equity		Emerging Markets
	Investments	Investments	Investments	Investments		Equity Investments

Record Date:	12/4/2008	12/4/2008	12/4/2008	12/4/2008		12/4/2008
Payable Date:	12/5/2008	12/5/2008	12/5/2008	12/5/2008		12/5/2008
Ordinary Income:
Qualified Dividend Income for Individuals	100.00%	100.00%	100.00%	78.67%		100.00%
Dividends Qualifying for the Dividends Received Deduction for Corporations	99.28%	100.00%	100.00%	—		—
Foreign Source Income	—	—	—	91.36	%*	93.96	%*
Foreign Tax Paid Per Share	—	—	—	$.01622		$.023360
Long-Term Capital Gain Dividend	—	$.16268 **	$.38926 **	$.46386	**	$.27761	**

International
	Fixed Income	Core Fixed	Municipal Bond	Government Money	High Yield
	Investments	Investments	Investments	Investments	Investments

Record Date:	12/4/2008	Monthly	Monthly	Monthly	Monthly
Payable Date:	12/5/2008	Monthly	Monthly	Monthly	Monthly
Interest from Tax-Exempt Obligations	—	—	100%	—	—
Interest from Federal Obligations	13.30%	49.27%	—	42.17%	.15%
Tax Return of Capital	—	—	—	—	—

*	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.
**	Of this amount, 0.0003% for Large Capitalization Value Equity Investments and 0.0009% for Small Capitalization Value Equity Investments represented Unrecaptured Section 1250 gains subject to a maximum 25% rate.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax adviser regarding the appropriate treatment of foreign taxes paid.

Please retain this information for your records.

CITIGROUP GLOBAL MARKETS INC.
Distributor

CONSULTING GROUP ADVISORY SERVICES LLC
Investment Adviser

This report is submitted for the general information of the shareholders of Consulting Group Capital Markets Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Trust which contains information concerning the Trust’s Investment policies, charges and expenses as well as other pertinent information.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-888-374-9999 (“ask for Consulting Group”).

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-888-374-9999 (ask for “Consulting Group”), (2) on the Funds’ website at https://www.smithbarney.com/products_services/managed_money/trak/trak_cgcm.html and (3) on the SEC’s website at www.sec.gov.

© 2010 Morgan Stanley Smith Barney LLC (“MSSB”). Consulting Group Advisory Services LLC (“CGAS”) (formerly Citigroup Investment Advisory Services LLC) is a business of MSSB. Securities are offered through Citigroup Global Markets Inc., a clearing broker of MSSB and an affiliate of CGAS and MSSB. Investments are not FDIC-insured or bank-guaranteed, and investors may lose money.

Consulting Group Capital Markets Funds
222 Delaware Avenue
Wilmington, Delaware 19801

TK 2120A, 2/10

ITEM 2. CODE OF ETHICS.
Not Applicable. This item is only required in an annual report on Form N-CSR.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not Applicable. This item is only required in an annual report on Form N-CSR.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not Applicable. This item is only required in an annual report on Form N-CSR.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable. This item is only required in an annual report on Form N-CSR.
ITEM 6. SCHEDULE OF INVESTMENTS.
(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b) Not Applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
     (a)(1) Not Applicable.
     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
     (a)(3) Not applicable.
     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Consulting Group Capital Markets Funds

By (Signature and Title)*	/s/ JAMES J TRACY
James J. Tracy, Chief Executive Officer
(principal executive officer)
Date: May 5, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES J TRACY
James J. Tracy, Chief Executive Officer
(principal executive officer)

Date: May 5, 2010

By (Signature and Title)*	/s/ JAMES F WALKER

James F. Walker, Chief Financial Officer
(principal financial officer)
Date: May 5, 2010

*	Print the name and title of each signing officer under his or her signature.